UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Balanced
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Balanced	-10.48%	4.08%	4.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Balanced, a class of the fund, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened last September with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a massive flight to quality, and governments around the globe began a series of massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year overall, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Robert Stansky and George Fischer, Co-Portfolio Managers of Fidelity® Balanced Fund: The fund's Retail Class shares returned -10.48% for the year, compared with a -7.37% result for the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500® - which replaced a mix of the Russell 3000® and the Russell 3000 Value indexes in October 2008 - and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged the index due to unfavorable stock selection and an underweighting in the more stable investment-grade bond subportfolio, partially offset by an out-of-index allocation to high-yield bonds, which performed well. Within the equity allocation, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond subportfolio was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Balanced	.68%
Actual		$ 1,000.00	$ 1,324.00	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.51%
Actual		$ 1,000.00	$ 1,325.40	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.7	1.5
Microsoft Corp.	1.2	1.3
Chevron Corp.	1.0	0.4
Wells Fargo & Co.	1.0	0.6
Verizon Communications, Inc.	1.0	1.0
	5.9
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.1	15.7
U.S. Treasury Obligations	6.4	3.9
Government National Mortgage Association	2.7	3.7
Freddie Mac	2.1	5.3
Citigroup, Inc.	0.5	0.3
	23.8
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	10.7
Information Technology	11.1	10.6
Health Care	8.3	9.7
Energy	8.0	9.2
Consumer Staples	7.7	8.7
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Stocks and Equity Futures 59.2%	Stocks and Equity Futures 58.8%
Bonds 45.3%	Bonds 49.0%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (5.1)%	Short-Term Investments and Net Other Assets † (8.3)%

* Foreign investments	12.3%	** Foreign investments	10.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
BorgWarner, Inc.	304,500	$ 9,035
Johnson Controls, Inc.	1,342,500	33,254
TRW Automotive Holdings Corp. (a)	733,368	12,944
		55,233
Automobiles - 0.0%
Harley-Davidson, Inc.	480,000	11,510
Distributors - 0.2%
Li & Fung Ltd.	11,143,000	37,021
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	271,224	22,970
Regis Corp.	482,059	7,800
		30,770
Hotels, Restaurants & Leisure - 0.4%
Burger King Holdings, Inc.	492,100	8,823
McDonald's Corp.	512,022	28,796
Royal Caribbean Cruises Ltd.	975,100	18,605
Starwood Hotels & Resorts Worldwide, Inc.	673,400	20,054
Wendy's/Arby's Group, Inc.	883,200	4,451
		80,729
Household Durables - 0.4%
D.R. Horton, Inc.	986,800	13,233
Mohawk Industries, Inc. (a)	455,145	22,812
Newell Rubbermaid, Inc.	971,800	13,527
Pulte Homes, Inc.	535,775	6,847
Whirlpool Corp.	378,023	24,273
		80,692
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	520,800	42,284
Expedia, Inc. (a)	774,700	17,857
Priceline.com, Inc. (a)(f)	88,483	13,625
		73,766
Leisure Equipment & Products - 0.1%
Brunswick Corp.	377,453	3,507
Hasbro, Inc.	304,100	8,633
		12,140
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	503,408	14,463
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	1,432,850	$ 21,951
Class A (special) (non-vtg.)	1,925,124	28,088
Discovery Communications, Inc. (a)	453,800	11,762
DISH Network Corp. Class A (a)	696,161	11,354
DreamWorks Animation SKG, Inc. Class A (a)	557,037	18,806
Interpublic Group of Companies, Inc. (a)	1,892,000	11,901
Liberty Global, Inc. Class A (a)	538,407	11,786
Martha Stewart Living Omnimedia, Inc. Class A (a)	226,006	1,620
The DIRECTV Group, Inc. (a)(f)	2,273,700	56,297
The Walt Disney Co.	3,343,400	87,062
Time Warner Cable, Inc.	882,906	32,597
Viacom, Inc. Class B (non-vtg.) (a)	1,064,000	26,643
		334,330
Multiline Retail - 0.3%
Kohl's Corp. (a)	192,110	9,911
Target Corp.	1,262,325	59,329
		69,240
Specialty Retail - 1.4%
Best Buy Co., Inc.	300,700	10,909
Home Depot, Inc.	2,665,300	72,736
Lowe's Companies, Inc.	3,055,500	65,693
MarineMax, Inc. (a)	387,607	2,733
Ross Stores, Inc.	306,821	14,310
Sally Beauty Holdings, Inc. (a)	1,292,600	9,190
Staples, Inc.	1,144,266	24,728
Tiffany & Co., Inc.	300,800	10,943
TJX Companies, Inc.	1,004,100	36,097
Urban Outfitters, Inc. (a)	368,200	10,468
Zumiez, Inc. (a)	505,300	6,387
		264,194
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	193,700	4,873
LVMH Moet Hennessy - Louis Vuitton	112,372	10,744
Ports Design Ltd.	3,014,000	6,899
		22,516
TOTAL CONSUMER DISCRETIONARY		1,072,141
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	790,590	$ 34,134
Coca-Cola Enterprises, Inc.	1,156,681	23,377
Coca-Cola FEMSA SAB de CV sponsored ADR	141,100	6,290
Coca-Cola Icecek AS	478,000	3,346
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	87,900	6,555
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,421,840	35,819
Diageo PLC sponsored ADR	267,400	16,589
Dr Pepper Snapple Group, Inc. (a)	933,976	24,694
Embotelladora Andina SA sponsored ADR	372,994	6,393
Fomento Economico Mexicano SAB de CV sponsored ADR	82,283	2,993
Molson Coors Brewing Co. Class B	906,005	42,927
Pepsi Bottling Group, Inc.	288,560	10,310
PepsiCo, Inc.	1,806,389	102,368
The Coca-Cola Co.	1,878,812	91,630
		407,425
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	343,400	17,507
CVS Caremark Corp.	3,007,796	112,853
Kroger Co.	1,943,055	41,951
Safeway, Inc.	1,787,405	34,050
Wal-Mart Stores, Inc.	1,376,900	70,043
Walgreen Co.	1,387,933	47,023
		323,427
Food Products - 1.0%
Archer Daniels Midland Co.	826,000	23,814
Bunge Ltd.	68,743	4,606
Cadbury PLC sponsored ADR	138,908	5,249
General Mills, Inc.	304,219	18,171
Green Mountain Coffee Roasters, Inc. (a)(f)	448,899	27,019
Nestle SA (Reg.)	1,203,747	49,994
SLC Agricola SA	374,700	3,019
Tyson Foods, Inc. Class A	1,100,280	13,192
Unilever NV (NY Shares)	1,407,813	39,320
Viterra, Inc. (a)	400,700	3,529
		187,913
Household Products - 1.1%
Colgate-Palmolive Co.	277,756	20,193
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	252,780	$ 16,539
Procter & Gamble Co.	3,061,387	165,652
		202,384
Personal Products - 0.2%
Avon Products, Inc.	1,188,234	37,869
Mead Johnson Nutrition Co. Class A	84,550	3,353
		41,222
Tobacco - 0.8%
Altria Group, Inc.	2,505,108	45,793
British American Tobacco PLC sponsored ADR	1,067,600	64,835
Philip Morris International, Inc.	1,017,211	46,497
Souza Cruz Industria Comerico	100,900	3,222
		160,347
TOTAL CONSUMER STAPLES		1,322,718
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	473,966	13,499
ENSCO International, Inc.	337,000	12,435
Global Industries Ltd. (a)	590,588	5,611
Helix Energy Solutions Group, Inc. (a)	610,100	7,138
Helmerich & Payne, Inc.	943,600	31,573
Nabors Industries Ltd. (a)	1,635,100	28,909
National Oilwell Varco, Inc. (a)	1,362,854	49,540
Noble Corp.	993,827	34,814
Patterson-UTI Energy, Inc.	951,859	12,650
Pride International, Inc. (a)	666,200	17,175
Seahawk Drilling, Inc. (a)	44,413	990
Smith International, Inc.	884,440	24,384
Transocean Ltd. (a)	171,800	13,029
Weatherford International Ltd. (a)	3,379,752	67,426
		319,173
Oil, Gas & Consumable Fuels - 4.8%
Chesapeake Energy Corp.	1,150,000	26,266
Chevron Corp.	2,844,563	198,949
China Shenhua Energy Co. Ltd. (H Shares)	1,670,500	6,735
Concho Resources, Inc. (a)	1,781,928	58,073
Continental Resources, Inc. (a)(f)	135,200	4,773
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	2,235,722	$ 34,028
Ellora Energy, Inc. (a)(g)	1,529,700	9,717
Energy Resources of Australia Ltd.	268,213	5,896
EXCO Resources, Inc. (a)	1,946,500	28,536
Hess Corp.	80,300	4,062
Marathon Oil Corp.	415,472	12,826
Occidental Petroleum Corp.	754,003	55,118
OPTI Canada, Inc. (a)(g)	169,100	261
Petrobank Energy & Resources Ltd. (a)	162,700	6,038
Petrohawk Energy Corp. (a)	2,786,404	59,991
Plains Exploration & Production Co. (a)	1,387,790	36,429
Range Resources Corp.	298,904	14,458
Royal Dutch Shell PLC Class B ADR	3,180,300	172,181
SandRidge Energy, Inc. (a)	1,717,625	20,955
Southwestern Energy Co. (a)	1,433,832	52,851
Suncor Energy, Inc.	2,939,392	89,933
TriStar Oil & Gas Ltd. (a)	585,700	7,866
Ultra Petroleum Corp. (a)	511,503	23,749
Uranium One, Inc. (a)	367,400	822
		930,513
TOTAL ENERGY		1,249,686
FINANCIALS - 8.7%
Capital Markets - 1.1%
BlackRock, Inc. Class A	55,500	11,076
Evercore Partners, Inc. Class A	132,000	3,324
Goldman Sachs Group, Inc.	280,900	46,478
Greenhill & Co., Inc.	31,400	2,487
Janus Capital Group, Inc.	815,300	10,371
Morgan Stanley	2,247,178	65,078
Nomura Holdings, Inc.	588,100	5,211
State Street Corp.	911,900	47,857
UBS AG (For. Reg.) (a)	1,353,300	24,912
		216,794
Commercial Banks - 2.4%
Allied Irish Banks PLC	690,100	2,733
Bangkok Bank Ltd. PCL (For. Reg.)	154,200	501
Credit Agricole SA	238,700	4,422
Gunma Bank Ltd.	758,000	4,284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	3,824,600	$ 24,311
PNC Financial Services Group, Inc.	1,667,449	71,017
Standard Chartered PLC (United Kingdom)	387,104	8,798
Sumitomo Mitsui Financial Group, Inc.	1,175,300	50,644
SunTrust Banks, Inc.	764,771	17,873
U.S. Bancorp, Delaware	3,146,722	71,179
Umpqua Holdings Corp.	462,400	4,767
Univest Corp. of Pennsylvania	210,700	4,376
Wells Fargo & Co.	6,992,465	192,433
		457,338
Consumer Finance - 0.6%
American Express Co.	2,049,800	69,324
Capital One Financial Corp.	788,118	29,389
Discover Financial Services	1,052,310	14,469
		113,182
Diversified Financial Services - 2.2%
Bank of America Corp.	4,213,340	74,113
BM&F BOVESPA SA	552,700	3,412
CME Group, Inc.	44,855	13,055
JPMorgan Chase & Co.	7,534,568	327,451
		418,031
Insurance - 1.7%
ACE Ltd.	829,443	43,280
Allstate Corp.	194,800	5,725
AMP Ltd.	321,563	1,729
Aon Corp.	341,600	14,265
CNA Financial Corp.	1,060,507	25,951
eHealth, Inc. (a)	339,045	6,272
Everest Re Group Ltd.	37,100	3,128
Genworth Financial, Inc. Class A	1,634,696	17,262
Lincoln National Corp.	776,000	19,586
Loews Corp.	169,300	5,782
MetLife, Inc.	1,281,382	48,385
PartnerRe Ltd.	170,353	12,591
Principal Financial Group, Inc.	424,300	12,050
Protective Life Corp.	873,400	18,822
Prudential Financial, Inc.	1,600	81
Sony Financial Holdings, Inc.	5,182	15,736
The First American Corp.	23,000	725
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	815,802	$ 41,133
XL Capital Ltd. Class A	2,264,800	39,294
		331,797
Real Estate Investment Trusts - 0.4%
CapitaCommercial Trust (REIT)	12,030,000	7,430
Developers Diversified Realty Corp.	295,297	2,315
Duke Realty LP	1,016,600	11,711
Plum Creek Timber Co., Inc. (f)	292,600	8,863
Potlatch Corp.	293,751	8,548
ProLogis Trust	2,954,038	32,849
SL Green Realty Corp.	142,590	5,032
U-Store-It Trust	465,000	3,009
		79,757
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	237,848	3,408
BR Malls Participacoes SA (a)	1,129,400	11,232
Forestar Group, Inc. (a)	296,673	4,284
Housing Development and Infrastructure Ltd.	494,905	3,226
Indiabulls Real Estate Ltd.	3,422,120	19,321
		41,471
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,078,206	11,159
TOTAL FINANCIALS		1,669,529
HEALTH CARE - 8.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,569,954	93,789
BioCryst Pharmaceuticals, Inc. (a)(f)	505,871	6,308
Biogen Idec, Inc. (a)	801,487	40,243
Cephalon, Inc. (a)	180,974	10,303
Gilead Sciences, Inc. (a)	686,710	30,943
GTx, Inc. (a)(f)	395,100	3,718
Human Genome Sciences, Inc. (a)	829,373	16,405
ONYX Pharmaceuticals, Inc. (a)	212,578	6,817
United Therapeutics Corp. (a)	88,225	8,073
Vanda Pharmaceuticals, Inc. (a)	526,415	7,191
		223,790
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,158,000	$ 65,913
Beckman Coulter, Inc.	238,845	16,175
Boston Scientific Corp. (a)	3,863,346	45,394
Covidien PLC	1,758,347	69,578
Edwards Lifesciences Corp. (a)	309,235	19,135
ev3, Inc. (a)	645,607	8,225
Fisher & Paykel Healthcare Corp.	1,143,186	2,551
Mako Surgical Corp. (a)	793,859	6,787
Nobel Biocare Holding AG (Switzerland)	227,100	6,936
Quidel Corp. (a)	853,447	13,177
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,780,000	4,823
St. Jude Medical, Inc. (a)	165,208	6,367
William Demant Holding AS (a)	65,800	4,030
		269,091
Health Care Providers & Services - 1.4%
CIGNA Corp.	1,562,031	45,971
Community Health Systems, Inc. (a)	686,600	21,127
Express Scripts, Inc. (a)	713,860	51,555
Health Net, Inc. (a)	542,000	8,303
Henry Schein, Inc. (a)	427,213	22,634
Medco Health Solutions, Inc. (a)	1,295,526	71,539
UnitedHealth Group, Inc.	1,302,686	36,475
WellPoint, Inc. (a)	209,400	11,067
		268,671
Health Care Technology - 0.2%
HLTH Corp. (a)	3,213,309	46,625
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	244,500	8,433
Illumina, Inc. (a)	696,280	24,558
Life Technologies Corp. (a)	1,071,444	47,711
QIAGEN NV (a)	890,448	18,299
		99,001
Pharmaceuticals - 3.3%
Abbott Laboratories	1,150,400	52,033
Allergan, Inc.	1,330,606	74,407
Ardea Biosciences, Inc. (a)	171,700	3,046
Elan Corp. PLC sponsored ADR (a)	933,500	6,749
Johnson & Johnson	1,586,139	95,866
King Pharmaceuticals, Inc. (a)	1,557,817	16,170
Merck & Co., Inc.	2,865,312	92,922
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS Series B	264,368	$ 16,116
Pfizer, Inc.	11,087,500	185,161
Pronova BioPharma ASA (a)	2,335,801	6,754
Roche Holding AG (participation certificate)	155,864	24,772
Schering-Plough Corp.	516,514	14,555
Shire PLC sponsored ADR	312,800	15,502
Teva Pharmaceutical Industries Ltd. sponsored ADR	112,100	5,773
Wyeth	575,100	27,519
		637,345
TOTAL HEALTH CARE		1,544,523
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.0%
General Dynamics Corp.	207,900	12,306
Honeywell International, Inc.	1,194,154	43,897
Lockheed Martin Corp.	505,674	37,915
Precision Castparts Corp.	138,500	12,642
Raytheon Co.	644,975	30,430
The Boeing Co.	376,300	18,691
United Technologies Corp.	603,700	35,836
		191,717
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	464,864	26,153
FedEx Corp.	278,400	19,129
United Parcel Service, Inc. Class B	1,053,800	56,336
		101,618
Building Products - 0.1%
Masco Corp.	1,342,377	19,438
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	449,600	22,264
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	188,500	3,864
Quanta Services, Inc. (a)	1,428,001	31,587
		35,451
Electrical Equipment - 0.5%
Alstom SA	325,690	22,882
Cooper Industries Ltd. Class A	355,400	11,462
Energy Conversion Devices, Inc. (a)	384,767	4,306
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	388,133	$ 17,645
Renewable Energy Corp. AS (a)	2,279,092	15,433
SunPower Corp. Class B (a)	844,981	18,074
		89,802
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	243,600	8,036
General Electric Co.	10,166,695	141,317
Siemens AG sponsored ADR	377,400	32,773
Textron, Inc.	2,545,111	39,093
Tyco International Ltd.	644,600	20,427
		241,646
Machinery - 1.6%
Caterpillar, Inc.	546,000	24,739
Cummins, Inc.	1,399,921	63,444
Danaher Corp.	868,219	52,710
Deere & Co.	921,466	40,176
Eaton Corp.	730,806	39,427
Flowserve Corp.	37,800	3,260
Illinois Tool Works, Inc.	173,800	7,268
Ingersoll-Rand Co. Ltd.	492,000	15,198
Navistar International Corp. (a)	645,222	27,899
PACCAR, Inc.	425,140	15,377
Parker Hannifin Corp.	26,400	1,285
Toro Co.	287,816	10,917
Trinity Industries, Inc.	165,400	2,613
Vallourec SA	68,442	10,396
		314,709
Professional Services - 0.2%
Manpower, Inc.	368,189	19,035
Monster Worldwide, Inc. (a)	1,002,192	16,256
		35,291
Road & Rail - 0.5%
CSX Corp.	702,707	29,865
Norfolk Southern Corp.	245,700	11,270
Union Pacific Corp.	1,024,000	61,245
		102,380
Trading Companies & Distributors - 0.1%
GATX Corp.	85,200	2,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	154,775	$ 13,538
WESCO International, Inc. (a)	144,400	3,470
		19,345
TOTAL INDUSTRIALS		1,173,661
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Ciena Corp. (a)(f)	3,137,408	42,041
Juniper Networks, Inc. (a)	3,154,534	72,775
QUALCOMM, Inc.	897,615	41,667
Sycamore Networks, Inc. (a)	11,114,700	33,789
ZTE Corp. (H Shares)	2,350,640	10,949
		201,221
Computers & Peripherals - 0.5%
Apple, Inc. (a)	6,600	1,110
Hewlett-Packard Co.	29,400	1,320
Logitech International SA (a)	576,500	10,538
SanDisk Corp. (a)	4,151,208	73,476
Wistron Corp.	562,750	1,091
		87,535
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,105,297	28,384
Arrow Electronics, Inc. (a)	640,644	17,707
BYD Co. Ltd. (H Shares) (a)	1,592,000	9,983
Flextronics International Ltd. (a)	924,700	5,483
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,532,900	5,170
Tyco Electronics Ltd.	1,038,600	23,701
		90,428
Internet Software & Services - 0.3%
eBay, Inc. (a)	1,429,453	31,648
Equinix, Inc. (a)	22,114	1,863
Google, Inc. Class A (a)	44,301	20,452
		53,963
IT Services - 0.1%
RightNow Technologies, Inc. (a)	194,611	2,448
Visa, Inc. Class A	205,900	14,639
		17,087
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,351,400	$ 8,230
Aixtron AG	277,700	5,451
Analog Devices, Inc.	2,840,900	80,255
Applied Materials, Inc.	9,483,960	124,999
ARM Holdings PLC sponsored ADR	470,600	2,988
ASAT Holdings Ltd. (a)	88,719	0 *
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0 *
ASML Holding NV (NY Shares)	6,241,875	171,464
ATMI, Inc. (a)	899,081	15,275
Avago Technologies Ltd.	1,455,900	26,497
Brooks Automation, Inc. (a)	2,473,662	16,079
Cirrus Logic, Inc. (a)	1,156,157	5,735
Cymer, Inc. (a)	403,933	14,210
Hynix Semiconductor, Inc. (a)	424,690	7,464
Inotera Memories, Inc. (a)	20,881,000	11,738
Intel Corp.	8,751,984	177,840
International Rectifier Corp. (a)	13,919	261
KLA-Tencor Corp.	2,260,374	70,524
Kulicke & Soffa Industries, Inc. (a)	1,529,527	8,045
Lam Research Corp. (a)	1,895,650	58,196
Marvell Technology Group Ltd. (a)	5,503,970	83,936
Maxim Integrated Products, Inc.	635,400	11,933
MediaTek, Inc.	372,600	5,412
MEMC Electronic Materials, Inc. (a)	68,000	1,085
Micron Technology, Inc. (a)	17,606,000	129,756
Novellus Systems, Inc. (a)	441,400	8,457
Photronics, Inc. (a)	596,976	2,722
Richtek Technology Corp.	783,350	6,213
Samsung Electronics Co. Ltd.	178,316	110,073
Skyworks Solutions, Inc. (a)	1,364,284	15,894
Teradyne, Inc. (a)	3,390,700	27,973
Tokyo Electron Ltd.	755,800	41,096
Varian Semiconductor Equipment Associates, Inc. (a)	354,378	10,833
Verigy Ltd. (a)	1,532,776	16,385
Volterra Semiconductor Corp. (a)	172,297	3,051
		1,280,070
Software - 1.7%
Adobe Systems, Inc. (a)	536,596	16,860
BMC Software, Inc. (a)	915,174	32,626
Citrix Systems, Inc. (a)	907,474	32,379
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	9,860,300	$ 243,056
Oracle Corp.	83,000	1,815
		326,736
TOTAL INFORMATION TECHNOLOGY		2,057,040
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	414,900	31,130
Airgas, Inc.	321,900	14,968
Albemarle Corp.	615,847	19,849
Dow Chemical Co.	1,776,100	37,813
E.I. du Pont de Nemours & Co.	575,900	18,388
Fertilizantes Fosfatados SA (PN)	188,500	1,765
Monsanto Co.	456,713	38,309
Praxair, Inc.	324,700	24,879
Solutia, Inc. (a)	924,470	11,306
Terra Industries, Inc.	156,343	4,864
The Mosaic Co.	31,900	1,546
		204,817
Construction Materials - 0.0%
Vulcan Materials Co.	122,100	6,110
Containers & Packaging - 0.3%
Ball Corp.	295,238	14,307
Owens-Illinois, Inc. (a)	521,700	17,706
Pactiv Corp. (a)	96,600	2,401
Rock-Tenn Co. Class A	29,651	1,521
Temple-Inland, Inc.	840,193	14,208
		50,143
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	268,900	15,425
Alcoa, Inc.	157,500	1,898
Freeport-McMoRan Copper & Gold, Inc.	176,845	11,138
Globe Specialty Metals, Inc.	117,400	962
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	12,637
Impala Platinum Holdings Ltd.	86,200	2,014
Ivanhoe Mines Ltd. (a)	425,200	4,708
Newcrest Mining Ltd.	408,643	10,369
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	338,200	$ 15,063
Yamana Gold, Inc.	1,235,000	11,362
		85,576
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	396,064	14,809
TOTAL MATERIALS		361,455
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	1,068,106	34,425
Clearwire Corp. Class A (a)	2,594,537	19,874
Qwest Communications International, Inc.	3,037,300	10,904
Verizon Communications, Inc.	6,128,240	190,221
		255,424
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,693,864	53,611
NII Holdings, Inc. (a)	176,406	4,183
Sprint Nextel Corp. (a)	6,068,623	22,211
Vivo Participacoes SA sponsored ADR	340,900	7,759
		87,764
TOTAL TELECOMMUNICATION SERVICES		343,188
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	2,593,796	81,523
Entergy Corp.	498,288	39,365
Exelon Corp.	207,381	10,373
FirstEnergy Corp.	1,283,268	57,914
FPL Group, Inc.	798,500	44,860
Pinnacle West Capital Corp.	358,500	11,798
		245,833
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	1,287,431	17,599
Constellation Energy Group, Inc.	1,339,900	42,408
EDP Renovaveis SA (a)	316,308	3,138
NRG Energy, Inc. (a)	508,100	13,642
		76,787
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	2,948,200	$ 36,558
PG&E Corp.	782,500	31,762
Sempra Energy	772,100	38,736
TECO Energy, Inc.	1,215,500	16,190
		123,246
TOTAL UTILITIES		445,866
TOTAL COMMON STOCKS (Cost $10,585,654)		11,239,807
Convertible Preferred Stocks - 0.3%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(g)	35,300	5,998
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	18,200	14,411
Wells Fargo & Co. 7.50%	12,000	10,230
		24,641
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0 *
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	22,815
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,165)		53,454
Corporate Bonds - 8.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (g)	$ 405	$ 727
Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	4,524	4,744
5.875% 3/15/11	1,680	1,748
		6,492
Diversified Consumer Services - 0.0%
Trustees of Dartmouth College 4.75% 6/1/19	1	1
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,031
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,488
5.875% 1/15/36	1,780	1,488
		4,976
Media - 0.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,618
6.875% 5/1/12	1,974	2,159
7.625% 4/15/31	4,975	5,463
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	439
Comcast Corp.:
4.95% 6/15/16	1,520	1,542
5.5% 3/15/11	309	324
5.7% 5/15/18	7,229	7,634
5.85% 1/15/10	49	50
6.45% 3/15/37	4,360	4,651
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,750
4.625% 6/1/13	3,612	3,722
6.25% 6/1/18 (g)	2,370	2,522
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,359
8.25% 2/1/30	6,315	4,799
News America Holdings, Inc. 7.75% 12/1/45	15,780	16,526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 198	$ 199
5.3% 12/15/14	708	759
6.2% 12/15/34	1,720	1,669
6.9% 3/1/19 (g)	3,935	4,433
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,108
6.2% 7/1/13	1,879	2,030
6.75% 7/1/18	949	1,048
7.3% 7/1/38	2,509	2,839
8.75% 2/14/19	5,351	6,587
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,742
6.5% 11/15/36	3,450	3,474
		83,446
TOTAL CONSUMER DISCRETIONARY		96,946
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	59	62
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (g)	5,328	5,675
6.875% 11/15/19 (g)	5,400	6,040
8.2% 1/15/39 (g)	10,075	12,783
Diageo Capital PLC 5.2% 1/30/13	4,139	4,420
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,432
PepsiCo, Inc. 7.9% 11/1/18	7,370	9,295
		40,707
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.9675% 6/1/10 (m)	1,856	1,853
6.036% 12/10/28	1,831	1,729
6.302% 6/1/37 (m)	3,829	3,025
		6,607
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	612
General Mills, Inc. 5.65% 2/15/19	1,282	1,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	$ 7,720	$ 9,065
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,191
6.75% 2/19/14	436	495
		14,748
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,538
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	25,637
Philip Morris International, Inc. 4.875% 5/16/13	1,447	1,540
Reynolds American, Inc.:
6.75% 6/15/17	2,366	2,411
7.25% 6/15/37	7,970	7,666
		37,254
TOTAL CONSUMER STAPLES		100,854
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	3,632	4,318
Transocean Ltd. 5.25% 3/15/13	2,802	2,950
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,453
5.15% 3/15/13	1,841	1,918
		10,639
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,020
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,637	3,804
5.7% 5/15/17	937	981
ConocoPhillips:
4.75% 2/1/14	853	915
5.75% 2/1/19	9,619	10,533
Duke Capital LLC:
6.25% 2/15/13	809	864
6.75% 2/15/32	8,145	7,805
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (g)	$ 8,650	$ 7,800
6.875% 2/1/11	1,870	1,950
7.875% 8/16/10	839	878
El Paso Natural Gas Co. 5.95% 4/15/17	756	777
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	1,370	1,474
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,458
6.5% 4/15/18	1,918	2,014
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,539
Enterprise Products Operating LP:
4.625% 10/15/09	1,574	1,577
5.6% 10/15/14	1,581	1,672
5.65% 4/1/13	563	598
Gazstream SA 5.625% 7/22/13 (g)	666	666
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,242
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	12,735
Lukoil International Finance BV 6.656% 6/7/22 (g)	988	894
Nakilat, Inc. 6.067% 12/31/33 (g)	5,528	4,603
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	2,228
Nexen, Inc.:
5.05% 11/20/13	3,109	3,193
5.2% 3/10/15	735	743
5.875% 3/10/35	1,565	1,376
6.4% 5/15/37	5,235	4,844
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	3,118
Pemex Project Funding Master Trust 1.9294% 6/15/10 (g)(m)	1,007	1,004
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	6,941	7,826
Petroleos Mexicanos 8% 5/3/19 (g)	508	572
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,005
6.65% 1/15/37	4,940	5,144
7.75% 10/15/12	1,907	2,108
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,415	2,629
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 3,472	$ 3,558
5.5% 9/30/14 (g)	4,853	5,022
5.832% 9/30/16 (g)	1,086	1,115
6.332% 9/30/27 (g)	5,910	5,442
6.75% 9/30/19 (g)	3,177	3,321
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,370
Source Gas LLC 5.9% 4/1/17 (g)	2,865	2,326
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	9,611
6.85% 6/1/39	8,895	9,505
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,222
TEPPCO Partners LP 5.9% 4/15/13	2,619	2,818
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,400
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)	1,917	1,610
XTO Energy, Inc.:
5% 1/31/15	1,414	1,478
5.65% 4/1/16	970	1,016
5.9% 8/1/12	3,600	3,894
6.5% 12/15/18	7,500	8,256
		175,515
TOTAL ENERGY		186,154
FINANCIALS - 3.7%
Capital Markets - 0.9%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (m)	1,892	1,890
0.9025% 9/9/09 (m)	1,028	1,028
4.245% 1/7/10	984	989
4.5% 10/28/10	1,482	1,539
5.3% 10/30/15	946	959
5.85% 7/19/10	3,047	3,131
6.95% 8/10/12	13,792	15,409
BlackRock, Inc. 6.25% 9/15/17	2,483	2,612
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	5,038
5.95% 1/18/18	3,225	3,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 1,593	$ 1,682
6.75% 10/1/37	11,195	11,208
7.5% 2/15/19	19,421	22,359
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,319
Lazard Group LLC:
6.85% 6/15/17	3,104	3,037
7.125% 5/15/15	1,113	1,118
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	5,275
6.15% 4/25/13	894	931
6.4% 8/28/17	2,110	2,079
6.875% 4/25/18	3,285	3,354
Morgan Stanley:
0.7875% 1/9/12 (m)	7,709	7,453
0.8375% 1/9/14 (m)	4,044	3,742
4.75% 4/1/14	642	637
5.05% 1/21/11	2,462	2,543
5.25% 11/2/12	198	209
5.45% 1/9/17	193	191
5.95% 12/28/17	445	455
6% 5/13/14	6,140	6,511
6.6% 4/1/12	4,624	5,024
6.625% 4/1/18	1,106	1,182
6.75% 4/15/11	5,876	6,249
7.3% 5/13/19	6,528	7,270
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	790	795
State Street Corp. 4.3% 5/30/14	1,310	1,373
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,629
4.95% 11/1/12	3,124	3,381
5.45% 5/15/19	6,656	7,074
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	3,261
5.875% 12/20/17	2,415	2,393
		163,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (g)	$ 888	$ 955
Bank of America NA 6% 10/15/36	7,045	6,522
Bank One Corp.:
5.25% 1/30/13	752	795
7.875% 8/1/10	559	591
BB&T Corp. 6.5% 8/1/11	1,005	1,051
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,319
Credit Suisse First Boston 6% 2/15/18	14,192	14,596
Credit Suisse First Boston New York Branch 5% 5/15/13	4,602	4,886
Credit Suisse New York Branch 5.5% 5/1/14	6,000	6,449
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (g)(m)	3,396	3,022
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,394
5.25% 2/10/14 (g)	456	455
5.5% 10/17/12	1,824	1,886
Fifth Third Bancorp:
4.5% 6/1/18	100	74
8.25% 3/1/38	1,697	1,508
HBOS PLC 6.75% 5/21/18 (g)	560	467
HSBC Holdings PLC:
0.7775% 10/6/16 (m)	1,254	1,162
6.5% 5/2/36	6,175	6,368
6.5% 9/15/37	10,625	10,988
JPMorgan Chase Bank 6% 10/1/17	1,694	1,786
KeyBank NA:
5.8% 7/1/14	905	872
7% 2/1/11	908	924
Korea Development Bank 4.625% 9/16/10	1,482	1,495
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (g)(m)	791	643
National City Bank, Cleveland 4.5% 3/15/10	2,379	2,413
PNC Funding Corp.:
0.6275% 1/31/12 (m)	4,837	4,601
7.5% 11/1/09	1,638	1,652
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (g)(m)	3,571	3,286
5.805% 6/20/16 (g)(m)	3,399	2,791
Standard Chartered Bank 6.4% 9/26/17 (g)	3,388	3,294
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)	$ 2,371	$ 2,079
Union Planters Corp. 7.75% 3/1/11	485	470
UnionBanCal Corp. 5.25% 12/16/13	535	497
Wachovia Bank NA 4.875% 2/1/15	1,138	1,144
Wachovia Corp.:
0.6331% 4/23/12 (m)	439	424
0.6394% 10/15/11 (m)	3,247	3,165
5.625% 10/15/16	2,748	2,741
5.75% 6/15/17	2,371	2,501
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,151
5.625% 12/11/17	2,371	2,484
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	491
		107,392
Consumer Finance - 0.5%
Capital One Bank USA NA 8.8% 7/15/19	5,725	6,134
Capital One Financial Corp.:
0.93% 9/10/09 (m)	2,649	2,649
7.375% 5/23/14	5,840	6,371
Discover Financial Services:
1.1688% 6/11/10 (m)	3,252	3,169
6.45% 6/12/17	11,229	9,791
General Electric Capital Corp.:
5.625% 9/15/17	22,752	22,802
5.9% 5/13/14	8,210	8,774
Household Finance Corp.:
6.375% 10/15/11	1,504	1,580
7% 5/15/12	378	407
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,085
5.25% 1/15/14	852	869
MBNA America Bank NA 7.125% 11/15/12 (g)	561	582
MBNA Corp. 7.5% 3/15/12	1,300	1,372
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	3,432	3,403
ORIX Corp. 5.48% 11/22/11	311	307
SLM Corp.:
0.6638% 7/26/10 (m)	24,266	22,202
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.7338% 10/25/11 (m)	$ 6,795	$ 5,381
0.8294% 3/15/11 (m)	90	78
4.5% 7/26/10	3,810	3,645
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	298	295
		100,896
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	7,003	7,390
BP Capital Markets PLC 5.25% 11/7/13	16,534	18,103
Citigroup, Inc.:
0.5194% 5/18/11 (m)	2,272	2,174
5.3% 10/17/12	11,325	11,441
5.5% 4/11/13	8,594	8,554
6.125% 5/15/18	12,994	12,218
6.5% 1/18/11	1,057	1,092
6.5% 8/19/13	18,375	18,868
8.5% 5/22/19	12,000	13,117
CME Group, Inc. 5.75% 2/15/14	3,229	3,529
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	18,392
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)	2,423	1,018
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,912
6.375% 3/25/13	1,215	953
6.625% 11/15/13	2,200	1,704
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	8,875
4.891% 9/1/15 (m)	2,206	1,991
5.6% 6/1/11	2,503	2,642
5.75% 1/2/13	1,792	1,912
6.3% 4/23/19	8,000	8,770
6.75% 2/1/11	304	324
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	624
5.5% 1/15/14 (g)	562	429
5.7% 4/15/17 (g)	1,371	867
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,520
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)	1,878	1,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)	$ 4,049	$ 3,523
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(m)	1,303	1,044
		155,620
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	7,800	9,012
Assurant, Inc.:
5.625% 2/15/14	1,546	1,581
6.75% 2/15/34	1,590	1,271
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	457
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	1,205	952
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	607
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	352
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,500	6,172
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (g)(m)	5,556	5,346
MetLife, Inc.:
5% 6/15/15	941	977
6.125% 12/1/11	800	855
6.75% 6/1/16	5,158	5,642
7.717% 2/15/19	8,679	10,152
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	2,668	2,684
5.125% 4/10/13 (g)	452	465
5.125% 6/10/14 (g)	4,625	4,820
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,365
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,801
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,762
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	5,170	5,484
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,765
5.4% 6/13/35	365	301
5.5% 3/15/16	344	340
5.7% 12/14/36	310	272
6.2% 1/15/15	920	964
7.375% 6/15/19	2,520	2,739
8.875% 6/15/68 (m)	2,403	2,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	$ 2,702	$ 2,187
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	3,388
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,048
		77,984
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	1,943
Arden Realty LP 5.2% 9/1/11	1,083	1,121
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	297
5.5% 1/15/12	1,935	2,009
6.625% 9/15/11	661	702
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,496	2,494
5.625% 12/15/10	3,298	3,286
5.75% 4/1/12	1,502	1,465
BRE Properties, Inc.:
4.875% 5/15/10	2,089	2,084
5.75% 9/1/09	494	494
Camden Property Trust:
4.375% 1/15/10	1,195	1,203
5.375% 12/15/13	531	523
5.875% 11/30/12	2,392	2,458
CPG Partners LP 6% 1/15/13	823	825
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,354
5% 5/3/10	1,812	1,761
5.25% 4/15/11	1,967	1,859
5.375% 10/15/12	1,039	944
Duke Realty LP:
4.625% 5/15/13	507	476
5.25% 1/15/10	367	368
5.4% 8/15/14	447	420
5.5% 3/1/16	3,075	2,728
5.625% 8/15/11	5,086	5,137
5.875% 8/15/12	92	92
Equity One, Inc.:
6% 9/15/17	690	604
6.25% 1/15/17	399	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 334	$ 329
6% 7/15/12	2,371	2,446
6.2% 1/15/17	501	469
HRPT Properties Trust:
5.75% 11/1/15	719	625
6.25% 6/15/17	996	875
6.65% 1/15/18	499	436
Liberty Property LP:
5.125% 3/2/15	686	634
5.5% 12/15/16	1,202	1,057
Mack-Cali Realty LP:
5.05% 4/15/10	655	657
7.75% 2/15/11	789	830
Simon Property Group LP:
4.6% 6/15/10	886	903
4.875% 8/15/10	545	558
5% 3/1/12	294	301
5.375% 6/1/11	502	516
5.6% 9/1/11	2,197	2,278
5.75% 5/1/12	1,024	1,074
6.75% 5/15/14	5,698	6,106
7.75% 1/20/11	664	700
Tanger Properties LP 6.15% 11/15/15	20	19
Washington (REIT) 5.95% 6/15/11	2,940	2,903
		61,724
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	358	374
Post Apartment Homes LP:
5.45% 6/1/12	1,096	1,049
6.3% 6/1/13	1,938	1,895
Regency Centers LP:
4.95% 4/15/14	494	442
5.25% 8/1/15	1,725	1,550
5.875% 6/15/17	854	770
		6,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	$ 11,054	$ 12,120
7.625% 6/1/19	21,000	23,121
Countrywide Financial Corp. 5.8% 6/7/12	2,358	2,447
Countrywide Home Loans, Inc. 4% 3/22/11	3,498	3,532
Independence Community Bank Corp.:
2.4169% 4/1/14 (m)	3,410	3,013
2.6688% 6/20/13 (m)	1	1
4.9% 9/23/10	1,371	1,416
		45,650
TOTAL FINANCIALS		719,032
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,639
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,260
6.3% 8/15/14	2,925	2,666
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,507
		7,433
Pharmaceuticals - 0.1%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,713
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,584
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,485
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	828
		13,808
TOTAL HEALTH CARE		23,880
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	2,135	2,171
6.375% 6/1/19 (g)	5,000	5,424
6.4% 12/15/11 (g)	661	709
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (g)	$ 2,615	$ 2,419
7.45% 5/1/34 (g)	3,000	2,370
		13,093
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	320	307
7.024% 4/15/11	2,288	2,277
7.858% 4/1/13	4,393	4,195
Continental Airlines, Inc.:
6.648% 3/15/19	2,491	2,143
6.82% 5/1/18	179	149
6.9% 7/2/19	692	602
7.056% 3/15/11	1,422	1,415
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	294	263
7.57% 11/18/10	7,740	7,547
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,764	1,358
8.36% 7/20/20	1,184	983
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	39	39
6.201% 3/1/10	25	25
6.602% 9/1/13	71	70
		21,373
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (m)	3,811	3,743
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,128
5.45% 10/15/12	4,620	5,035
6% 10/15/17	2,368	2,607
General Electric Co. 5.25% 12/6/17	25,356	25,888
		35,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	$ 494	$ 503
TOTAL INDUSTRIALS		74,370
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.95% 2/15/19	620	647
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,422
6% 10/1/12	3,134	3,242
6.55% 10/1/17	1,908	1,896
7.125% 10/1/37	2,405	2,405
		9,965
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,350
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (m)	3,403	3,278
TOTAL INFORMATION TECHNOLOGY		15,240
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,528
8.55% 5/15/19	5,119	5,576
E.I. du Pont de Nemours & Co. 5% 1/15/13	205	222
Lubrizol Corp. 8.875% 2/1/19	750	925
		12,251
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,455
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,476
6.4% 1/15/18	1,414	1,398
		2,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	$ 1,597	$ 1,678
5.5% 4/1/14	6,648	7,238
6.5% 4/1/19	6,648	7,579
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,768
Nucor Corp. 6.4% 12/1/37	5,600	6,335
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,498
6.5% 7/15/18	9,139	9,839
7.125% 7/15/28	9,574	10,128
United States Steel Corp. 6.65% 6/1/37	4,497	3,746
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,989
		60,798
TOTAL MATERIALS		77,378
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,415
AT&T, Inc.:
5.8% 2/15/19	7,105	7,628
6.3% 1/15/38	12,550	13,176
6.7% 11/15/13	949	1,075
6.8% 5/15/36	15,241	16,953
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,988
BellSouth Corp. 6.55% 6/15/34	4,340	4,655
British Telecommunications PLC 9.125% 12/15/10 (e)	2,197	2,367
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,979	2,108
6.75% 8/20/18	5,824	6,575
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,896
5.875% 2/1/12	2,210	2,383
5.875% 8/15/12	790	864
Sprint Capital Corp. 6.875% 11/15/28	15,445	11,236
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,982
4.95% 9/30/14	2,594	2,677
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 3,073	$ 3,188
6.999% 6/4/18	8,694	9,556
7.2% 7/18/36	7,024	7,707
7.721% 6/4/38	7,005	8,178
Telefonica Emisiones SAU:
0.8094% 2/4/13 (m)	1,943	1,900
5.877% 7/15/19	5,604	6,096
6.421% 6/20/16	939	1,052
7.045% 6/20/36	2,344	2,780
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,065
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,907
6.25% 4/1/37	4,611	4,872
6.4% 2/15/38	9,165	9,907
6.9% 4/15/38	10,030	11,477
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,360
Verizon New England, Inc. 6.5% 9/15/11	720	776
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,337
		162,136
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.625% 11/15/17	1,462	1,466
Rogers Communications, Inc. 6.8% 8/15/18	5,520	6,251
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	1,919	2,075
8.5% 11/15/18 (g)	746	940
Vodafone Group PLC:
5% 12/16/13	1,856	1,970
5.5% 6/15/11	2,232	2,369
7.75% 2/15/10	1,494	1,539
		16,610
TOTAL TELECOMMUNICATION SERVICES		178,746
UTILITIES - 0.9%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	2,415	2,647
Appalachian Power Co. 6.375% 4/1/36	5,500	5,746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 3,325	$ 3,507
8.875% 11/15/18	5,543	6,970
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,505
Duke Energy Carolinas LLC 6.05% 4/15/38	1,397	1,565
EDP Finance BV:
5.375% 11/2/12 (g)	1,612	1,723
6% 2/2/18 (g)	2,964	3,197
Exelon Corp.:
4.9% 6/15/15	2,587	2,627
6.75% 5/1/11	538	575
FirstEnergy Corp. 6.45% 11/15/11	1,595	1,743
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (g)	1,798	1,838
6.05% 8/15/21 (g)	4,186	4,232
6.8% 8/15/39 (g)	3,260	3,330
Florida Power Corp.:
5.65% 6/15/18	3,630	3,985
6.4% 6/15/38	8,735	10,240
Illinois Power Co. 6.125% 11/15/17	333	350
Nevada Power Co.:
6.5% 5/15/18	5,290	5,765
6.5% 8/1/18	1,270	1,386
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,404
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,924	3,162
PECO Energy Co. 5.6% 10/15/13	8,290	8,972
Pennsylvania Electric Co. 6.05% 9/1/17	618	658
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,823
6.45% 8/15/12	3,016	3,209
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	4,819	3,759
Progress Energy, Inc. 7.1% 3/1/11	2,737	2,911
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,321
Tampa Electric Co. 6.15% 5/15/37	4,486	4,711
West Penn Power Co. 5.95% 12/15/17 (g)	254	263
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,765
		98,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 366
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,582
		2,948
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,592
Duke Capital LLC 5.668% 8/15/14	1,662	1,733
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,292
		8,617
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,277
5.2% 8/15/19	7,337	7,566
6.3% 9/30/66 (m)	12,002	8,761
7.5% 6/30/66 (m)	4,115	3,374
DTE Energy Co. 7.05% 6/1/11	795	845
KeySpan Corp. 7.625% 11/15/10	400	422
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,407
5.875% 10/1/12	2,361	2,561
6.5% 9/15/37	5,329	5,919
National Grid PLC 6.3% 8/1/16	1,194	1,291
NiSource Finance Corp.:
5.25% 9/15/17	682	634
5.4% 7/15/14	1,089	1,090
5.45% 9/15/20	2,219	2,011
6.4% 3/15/18	1,072	1,077
6.8% 1/15/19	6,000	6,085
7.875% 11/15/10	826	869
10.75% 3/15/16	3,481	4,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	$ 4,990	$ 3,942
WPS Resources Corp. 6.11% 12/1/66 (m)	713	520
		55,728
TOTAL UTILITIES		166,182
TOTAL NONCONVERTIBLE BONDS		1,638,782
TOTAL CORPORATE BONDS (Cost $1,521,070)		1,639,509
U.S. Government and Government Agency Obligations - 6.6%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
2.5% 5/15/14	12,245	12,177
2.75% 3/13/14	17,370	17,567
Freddie Mac 2.5% 4/23/14	19,600	19,540
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,233
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		54,517
U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,323	16,068
1.625% 1/15/15	109,542	109,337
1.625% 1/15/18	16,469	16,289
2% 4/15/12	10,260	10,494
2% 1/15/14 (q)	112,033	114,134
2.125% 1/15/19	100,435	103,385
2.375% 1/15/27 (q)	60,948	62,415
2.5% 7/15/16	149,485	157,053
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		589,175
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.18% 9/24/09 (j)	14,000	13,999
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.75% 8/15/12	$ 72,177	$ 72,747
1.875% 6/15/12	7,606	7,705
1.875% 4/30/14	258,380	253,879
2.625% 7/31/14 (f)	270,000	273,206
TOTAL U.S. TREASURY OBLIGATIONS		621,536
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,255,610)		1,265,228
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.8%
4% 9/1/24 (h)	1,000	1,009
4% 9/1/39 (h)	13,000	12,707
4% 9/1/39 (h)	6,000	5,865
4.275% 6/1/36 (m)	466	484
4.5% 9/1/24 (h)	19,000	19,527
4.5% 9/1/39 (h)	56,000	56,260
4.5% 9/1/39 (h)	18,000	18,084
5% 9/1/24 (h)	14,000	14,586
5% 12/1/25 to 10/1/38	125,984	129,976
5% 9/1/39 (h)(i)	10,000	10,259
5% 9/1/39 (h)(i)	135,000	138,492
5% 9/14/39 (h)(i)	2,500	2,565
5.5% 9/1/24 (h)	12,000	12,623
5.5% 6/1/33 to 3/1/39	208,697	218,474
5.5% 9/14/39 (h)(i)	110,000	114,433
5.564% 7/1/37 (m)	1,644	1,722
6% 6/1/30 to 11/1/38	136,888	145,340
6% 9/1/39 (h)(i)	9,000	9,467
6% 9/14/39 (h)	1,000	1,052
6.004% 4/1/36 (m)	1,174	1,238
6.106% 4/1/36 (m)	2,659	2,813
6.319% 4/1/36 (m)	1,274	1,353
6.5% 1/1/36	2,798	3,019
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 9/1/39 (h)(i)	$ 6,000	$ 6,416
6.5% 9/1/39 (h)	3,000	3,208
TOTAL FANNIE MAE		930,972
Freddie Mac - 0.6%
5% 3/1/19 to 7/1/38	56,327	58,711
5% 9/14/39 (h)	12,000	12,313
5.669% 10/1/35 (m)	784	829
5.919% 6/1/36 (m)	2,837	2,971
6% 11/1/33	742	789
6.103% 6/1/36 (m)	1,398	1,465
6.5% 11/1/34 to 3/1/36	25,447	27,375
TOTAL FREDDIE MAC		104,453
Government National Mortgage Association - 1.0%
5.5% 12/15/31 to 5/15/39	5,995	6,278
5.5% 9/1/39 (h)(i)	4,000	4,178
5.5% 9/21/39 (h)	7,000	7,307
5.5% 9/21/39 (h)(i)	19,000	19,843
5.5% 9/21/39 (h)(i)	99,000	103,345
5.5% 9/21/39 (h)(i)	23,000	24,010
6% 2/15/34	17,915	19,152
6.5% 3/15/34	8,719	9,428
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		193,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,197,560)		1,228,966
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (m)	1,999	1,061
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (m)	915	2
Class M8, 1.1156% 7/25/36 (m)	41	0 *
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (m)	329	300
Class M2, 1.3656% 2/25/34 (m)	482	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (m)	$ 288	$ 249
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (m)	28	26
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (m)	398	7
Class M4, 0.6656% 5/25/36 (m)	119	2
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (m)	187	5
Class M5, 0.6556% 4/25/36 (m)	177	4
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (m)	5,135	4,929
Series 2006-A7 Class A7, 0.2925% 10/20/12 (m)	2,381	2,286
Series 2006-C1 Class C1, 0.7525% 10/20/14 (m)	688	21
Series 2007-A1 Class A, 0.3225% 1/20/15 (m)	1,593	1,529
Series 2007-A4 Class A4, 0.3025% 4/22/13 (m)	2,639	2,533
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (g)(m)	715	714
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	176	178
Series 2006-1 Class B1, 5.2% 3/6/11	88	88
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	427
Series 2007-2M Class A3, 5.22% 4/8/10	370	377
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (m)	133	96
Series 2004-R11 Class M1, 0.9256% 11/25/34 (m)	628	291
Series 2004-R2 Class M3, 0.8156% 4/25/34 (m)	172	71
Series 2005-R2 Class M1, 0.7156% 4/25/35 (m)	2,266	1,605
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (m)	53	14
Series 2004-W11 Class M2, 0.9656% 11/25/34 (m)	616	256
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (m)	1,600	771
Class M2, 0.8656% 5/25/34 (m)	1,341	944
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (m)	1,703	519
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (m)	1,361	22
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (m)	2,929	1,550
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (m)	457	234
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (m)	261	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(m)	$ 6,960	$ 0 *
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (m)	3,768	3,759
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (m)	102	75
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4156% 8/25/36 (m)	2,160	1,955
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (g)(m)	373	373
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,751	1,541
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (m)	2,521	2,355
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (m)	790	718
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	639	642
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,250
Class C, 5.31% 6/15/12	1,633	1,592
Series 2007-1 Class C, 5.38% 11/15/12	583	469
Series 2007-SN1 Class D, 6.05% 1/17/12	285	264
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,203	1,204
Series 2006-C:
Class A3A, 5.07% 7/15/11	30	30
Class A3B, 0.2828% 7/15/11 (m)	83	82
Series 2007-B Class A3A, 5.03% 4/15/12	748	755
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (g)(m)	3,192	3,069
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (g)(m)	502	100
Class B, 1.0225% 7/20/39 (g)(m)	290	35
Class C, 1.3725% 7/20/39 (g)(m)	372	30
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	577
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (m)	5,102	178
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (m)	467	9
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (m)	3,478	117
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (m)	205	5
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (m)	1,978	520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (g)(m)	$ 243	$ 195
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	698	546
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (m)	582	579
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	292	261
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5356% 10/25/35 (m)	3,927	3,598
Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (m)	840	27
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (m)	6	6
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (m)	161	152
Series 2007-4 Class A1A, 0.3856% 9/25/37 (m)	939	882
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (m)	11,202	9,949
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0 *
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (m)	1,012	555
Class M4, 1.2356% 4/25/34 (m)	175	89
Series 2004-4 Class M2, 0.7956% 6/25/34 (m)	645	414
Series 2005-3 Class MV1, 0.6856% 8/25/35 (m)	2,242	2,040
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (m)	396	363
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (g)	54	54
Class A4, 5.115% 8/15/13 (g)	700	686
Series 2007-B Class A3, 5.47% 11/15/11 (g)	369	370
Series 2007-C Class A3, 5.43% 5/15/12 (g)	297	297
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (m)	3,191	3,132
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (g)	1,417	1,401
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (m)	43	24
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (m)	319	64
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (m)	6,512	1,979
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (m)	33	16
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (m)	4,998	4,191
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (m)	300	292
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF14 Class A2, 0.3256% 10/25/36 (m)	$ 3,460	$ 3,123
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (m)	98	95
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	570
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (m)	848	551
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	71	57
Class C, 5.41% 7/21/14	639	320
Series 2007-1:
Class A4, 5.03% 2/16/15	500	514
Class C, 5.43% 2/16/15	613	292
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (m)	79	36
Class M2, 1.0156% 2/25/34 (m)	135	105
Series 2005-A:
Class M3, 0.7556% 1/25/35 (m)	1,041	244
Class M4, 0.9456% 1/25/35 (m)	399	73
Series 2006-A Class M4, 0.6656% 5/25/36 (m)	209	2
Series 2006-D Class M1, 0.4956% 11/25/36 (m)	325	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (g)(m)	3,122	2,336
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,879	1,503
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (g)(m)	379	254
Series 2006-2A:
Class A, 0.4528% 11/15/34 (g)(m)	2,062	1,237
Class B, 0.5528% 11/15/34 (g)(m)	744	216
Class C, 0.6528% 11/15/34 (g)(m)	1,237	272
Class D, 1.0228% 11/15/34 (g)(m)	470	75
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (m)	976	947
Class C, 0.5128% 9/17/12 (m)	759	713
Series 2007-1 Class C, 0.5428% 3/15/13 (m)	5,209	4,772
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (m)	959	777
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (m)	736	442
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	$ 97	$ 84
Class C, 5.74% 12/15/14	207	165
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (m)	2,938	1,548
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (m)	1,186	46
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (m)	17	8
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (m)	86	85
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (m)	473	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (g)(m)	724	109
Series 2006-3:
Class B, 0.6656% 9/25/46 (g)(m)	719	108
Class C, 0.8156% 9/25/46 (g)(m)	1,676	168
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (m)	0 *	0 *
Series 2003-2 Class M1, 1.5856% 8/25/33 (m)	512	250
Series 2003-3 Class M1, 1.5556% 8/25/33 (m)	987	476
Series 2003-5 Class A2, 0.9656% 12/25/33 (m)	36	13
Series 2003-7 Class A2, 1.0256% 3/25/34 (m)	2	1
Series 2004-3 Class M2, 1.9656% 8/25/34 (m)	330	191
Series 2004-7 Class A3, 0.6556% 1/25/35 (m)	1	0 *
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (m)	299	281
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (m)	3,627	3,335
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (m)	21	19
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (m)	2,469	2,452
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (m)	644	370
Class M2, 0.5625% 3/20/36 (m)	1,065	516
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (m)	1,642	482
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	131	132
Class C, 5.34% 11/15/12	170	172
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (m)	3,185	64
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (m)	1,641	738
Class MV1, 0.4956% 11/25/36 (m)	1,335	137
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (m)	574	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (m)	$ 1,113	$ 884
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (m)	419	416
Class 2C, 2.3775% 3/27/42 (m)	2,909	474
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (g)(m)	299	0 *
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,980	2,741
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (m)	369	284
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (m)	22	22
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	19	11
Class C, 5.691% 10/20/28 (g)	9	4
Class D, 6.01% 10/20/28 (g)	103	46
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (m)	589	16
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (m)	861	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (m)	221	98
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	418	397
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (m)	948	673
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (m)	2,878	2,093
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (m)	77	73
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (m)	3,640	1,788
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (m)	63	13
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (m)	535	359
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (m)	484	184
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (m)	439	175
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (m)	457	72
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (m)	357	350
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (m)	352	2
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (m)	4,086	75
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (m)	38	8
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (m)	972	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (m)	$ 217	$ 204
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (g)(m)(p)	4,353	392
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	3,111	622
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (p)	3,238	89
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	466	30
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	22
Series 2006-3:
Class A1, 0.2956% 9/25/19 (m)	769	758
Class AIO, 7.1% 1/25/12 (p)	371	52
Series 2006-4:
Class A1, 0.2956% 3/25/25 (m)	845	811
Class AIO, 6.35% 2/27/12 (p)	1,181	155
Class D, 1.3656% 5/25/32 (m)	2,225	53
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	263
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	216
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (m)	1,566	314
Series 2005-D Class M2, 0.7356% 2/25/36 (m)	857	52
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (m)	534	510
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (m)	19	19
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (g)(m)	621	242
Series 2006-1A Class A, 1.6725% 3/20/11 (g)(m)	1,290	477
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (m)	378	297
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (m)	181	167
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (m)	247	230
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (m)	306	216
Class M3, 1.5156% 9/25/34 (m)	585	154
Class M4, 1.7156% 9/25/34 (m)	750	108
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (m)	440	65
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (m)	2,624	1,726
Class M3, 0.8256% 1/25/35 (m)	525	273
Class M4, 1.0956% 1/25/35 (m)	1,620	263
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (m)	$ 1,920	$ 35
Class M9, 2.1456% 5/25/35 (m)	3,649	20
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (g)(m)	3,609	3,269
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (g)	531	416
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (m)	390	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (m)	255	236
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (m)	6	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (m)	2,074	1,032
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (m)	96	1
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (m)	942	475
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (m)	607	545
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (g)(m)	1,232	1,022
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (m)	1,396	279
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (m)	197	128
Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (m)	92	14
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (m)	151	80
Series 2007-BC4 Class A3, 0.535% 11/25/37 (m)	10,065	9,161
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (g)(m)	1,436	383
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (m)	1,582	1,272
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (m)	1,373	1,351
Class B, 0.5728% 1/15/12 (m)	1,138	1,070
Class C, 0.8728% 1/15/12 (m)	1,638	1,343
Superior Wholesale Inventory Financing Trust XI Series 2005-A11 Class A, 0.3928% 2/15/14 (m)	1,896	1,886
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	$ 1,459	$ 1,245
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (m)	3,836	3,702
Class B, 0.4928% 6/15/12 (m)	424	392
Class C, 0.7728% 6/15/12 (m)	254	178
Series 2007-2 Class A, 0.9228% 10/15/12 (m)	2,863	2,731
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (m)	32	11
Series 2003-6HE Class A1, 0.7356% 11/25/33 (m)	40	15
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (g)(m)	2,116	106
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	604	597
Series 2007-A Class A3, 5.28% 2/13/12	1,759	1,773
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (m)	4,518	4,348
Class C, 0.6228% 10/17/11 (m)	4,877	4,571
Series 2007-1 Class C, 0.6428% 6/15/12 (m)	4,027	3,020
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	979	1,000
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	408	420
Class D, 5.54% 12/20/12 (g)	582	526
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0 *
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (m)	662	11
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (g)(m)	9,213	8,114
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	8,635	8,951
Series 2007-A5A Class A5, 1.0228% 10/15/14 (g)(m)	1,190	1,184
Series 2007-C1 Class C1, 0.6728% 5/15/14 (g)(m)	5,706	5,561
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0 *
Series 2006-2 Class A2, 0.3656% 7/25/36 (m)	519	500
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (g)(m)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $199,991)		201,773
Collateralized Mortgage Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (g)(m)	$ 3,138	$ 3,064
Class 2M, 0.64% 2/17/52 (g)(m)	2,132	2,054
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (g)(m)	1,568	1,019
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (m)	73	15
Class C, 5.6986% 4/10/49 (m)	194	35
Class D, 5.6986% 4/10/49 (m)	97	16
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (m)	101	78
Series 2003-L Class 2A1, 5.2191% 1/25/34 (m)	2,377	2,032
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (m)	2,575	2,169
Series 2004-A Class 2A2, 5.4508% 2/25/34 (m)	1,396	1,197
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (m)	190	146
Class 2A2, 4.5749% 3/25/34 (m)	1,511	1,284
Series 2004-C Class 1A1, 4.097% 4/25/34 (m)	223	184
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (m)	298	230
Class 2A2, 3.8898% 5/25/34 (m)	2,563	2,166
Series 2004-G Class 2A7, 4.2585% 8/25/34 (m)	2,184	1,861
Series 2004-H Class 2A1, 4.469% 9/25/34 (m)	2,064	1,701
Series 2005-H Class 1A1, 4.6982% 9/25/35 (m)	173	135
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(p)	43,021	3,076
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (m)	3,027	2,349
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (g)(m)(p)	4,850	64
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (m)	648	563
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (m)	4,880	4,406
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (m)	1,314	1,297
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (m)	1,637	1,451
Class A4, 3.4368% 8/25/34 (m)	1,398	1,233
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (g)(m)	$ 1,314	$ 1,109
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (m)	53	52
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (m)	526	212
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (m)	1,619	113
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (m)	37	20
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (m)	26	17
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (m)	329	274
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (m)	3,770	1,353
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (m)	458	420
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (m)	58	29
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (m)	2,175	1,666
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (g)(m)	3,771	2,999
Class C2, 0.98% 10/18/54 (g)(m)	1,263	821
Class M2, 0.76% 10/18/54 (g)(m)	2,165	1,484
Series 2007-1A Class C2, 1.06% 10/18/54 (g)(m)	321	276
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (g)(m)	3,161	2,213
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (g)(m)	3,418	2,734
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (m)	206	31
Series 2006-1A Class C2, 0.8725% 12/20/54 (g)(m)	7,110	1,067
Series 2006-2 Class C1, 0.7425% 12/20/54 (m)	5,920	710
Series 2006-3 Class C2, 0.7725% 12/20/54 (m)	1,233	148
Series 2006-4:
Class B1, 0.3625% 12/20/54 (m)	4,556	1,595
Class C1, 0.6525% 12/20/54 (m)	2,785	418
Class M1, 0.4425% 12/20/54 (m)	1,198	216
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (m)	$ 2,417	$ 290
Class 1M1, 0.4225% 12/20/54 (m)	1,611	290
Class 2C1, 0.7025% 12/20/54 (m)	1,098	132
Class 2M1, 0.5225% 12/20/54 (m)	2,067	372
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (m)	2,864	430
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (m)	472	60
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (m)	330	237
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (m)	845	569
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (m)	455	240
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (g)(m)	924	862
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (m)	256	84
Series 2005-1 Class M4, 1.0156% 4/25/35 (m)	28	3
Series 2005-3 Class A1, 0.5056% 8/25/35 (m)	639	298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	169	174
Class A3, 5.447% 6/12/47 (m)	2,492	2,205
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (m)	2,355	1,752
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (m)	1,107	988
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (m)	2,712	2,386
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (m)	1,965	1,709
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (m)	3,478	3,055
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	513
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (g)(m)	478	223
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (m)	60	34
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (m)	1,566	538
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	443	327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (m)	$ 545	$ 9
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (m)	2,266	1,001
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (g)(m)	273	154
Class C, 0.4628% 6/15/22 (g)(m)	1,682	706
Class D, 0.4728% 6/15/22 (g)(m)	647	181
Class E, 0.4828% 6/15/22 (g)(m)	1,035	228
Class F, 0.5128% 6/15/22 (g)(m)	1,683	337
Class G, 0.5828% 6/15/22 (g)(m)	387	62
Class H, 0.6028% 6/15/22 (g)(m)	778	109
Class J, 0.6428% 6/15/22 (g)(m)	906	109
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (m)	825	593
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (m)	1,145	5
Series 2004-A4 Class A1, 3.3459% 8/25/34 (m)	2,202	1,975
Series 2005-A2 Class A7, 4.4821% 2/25/35 (m)	2,653	2,022
Series 2006-A6 Class A4, 5.364% 10/25/33 (m)	1,877	1,614
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	5,626	5,422
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (m)	3,230	2,166
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (m)	3,232	143
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (m)	2,452	1,932
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (m)	573	430
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (m)	1,017	796
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (g)(m)	2,642	1,347
Class B6, 3.1256% 7/10/35 (g)(m)	562	261
Series 2004-A:
Class B4, 1.4756% 2/10/36 (g)(m)	833	335
Class B5, 1.9756% 2/10/36 (g)(m)	556	209
Series 2004-B:
Class B4, 1.3756% 2/10/36 (g)(m)	632	203
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B5, 1.8256% 2/10/36 (g)(m)	$ 463	$ 134
Class B6, 2.2756% 2/10/36 (g)(m)	164	40
Series 2004-C:
Class B4, 1.2256% 9/10/36 (g)(m)	837	276
Class B5, 1.6256% 9/10/36 (g)(m)	933	269
Class B6, 2.0256% 9/10/36 (g)(m)	173	40
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,385	1,225
Series 2004-SL3 Class A1, 7% 8/25/16	133	118
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (m)	266	168
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (g)(m)	511	362
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (g)(m)	5	5
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	149
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (m)	51	34
Series 2004-7 Class A3B, 1.535% 7/20/34 (m)	33	19
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (m)	362	6
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (g)(m)	91	44
Series 2003-15A Class 4A, 5.4571% 4/25/33 (m)	758	631
Series 2003-20 Class 1A1, 5.5% 7/25/33	670	575
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (m)	3,593	1,707
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (m)	10,353	9,804
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (m)	67	66
Series 2003-AR8 Class A, 4.1135% 8/25/33 (m)	1,123	1,007
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (m)	3,049	2,424
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (m)	1,066	909
Series 2004-H Class A1, 4.5272% 6/25/34 (m)	2,390	2,118
Series 2004-T Class A1, 3.954% 9/25/34 (m)	750	641
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 4.5277% 11/25/34 (m)	$ 4,976	$ 3,568
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (m)	839	765
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (m)	12,260	9,844
Class 2A6, 4.046% 7/25/35 (m)	710	615
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,801	3,293
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (m)	1,282	1,070
TOTAL PRIVATE SPONSOR		136,054
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	4,445	4,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,885)		140,555
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (m)	1,537	1,390
Class A2, 6.9094% 2/14/43 (m)	966	1,049
Class A3, 6.9594% 2/14/43 (m)	1,043	1,129
Class PS1, 1.556% 2/14/43 (m)(p)	5,022	177
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (m)	1,534	1,513
Series 2006-4 Class A1, 5.363% 7/10/46 (m)	825	839
Series 2006-5:
Class A1, 5.185% 9/10/47	954	971
Class A2, 5.317% 9/10/47	5,071	5,076
Class A3, 5.39% 9/10/47	1,832	1,757
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,234
Series 2007-2 Class A1, 5.421% 4/10/49	563	573
Series 2007-4 Class A3, 5.8115% 2/10/51 (m)	1,310	1,219
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	98
Series 2007-3:
Class A3, 5.6581% 6/10/49 (m)	2,194	1,850
Class A4, 5.6581% 6/10/49 (m)	2,739	2,098
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 321	$ 326
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,472
Series 2004-2:
Class A2, 3.52% 11/10/38	19	19
Class A3, 4.05% 11/10/38	1,777	1,777
Class A4, 4.153% 11/10/38	1,666	1,623
Series 2004-4 Class A3, 4.128% 7/10/42	552	554
Series 2005-1 Class A3, 4.877% 11/10/42	4,528	4,523
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	2,055	2,082
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,673
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	701
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	217
Class K, 6.15% 5/11/35 (g)	611	470
Series 2002-2 Class XP, 2.0377% 7/11/43 (g)(m)(p)	1,520	9
Series 2003-2 Class XP, 0.4553% 3/11/41 (g)(m)(p)	21,033	69
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	4,082	3,910
Series 2005-6 Class A3, 5.1791% 9/10/47 (m)	2,365	2,283
Series 2007-1 Class B, 5.543% 1/15/49	791	169
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (g)(m)	564	327
Class D, 0.6328% 3/15/22 (g)(m)	572	315
Class E, 0.6728% 3/15/22 (g)(m)	472	245
Class F, 0.7428% 3/15/22 (g)(m)	676	338
Class G, 0.8028% 3/15/22 (g)(m)	438	197
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (g)(m)	844	565
Class D, 0.4828% 10/15/19 (g)(m)	1,031	619
Class E, 0.5128% 10/15/19 (g)(m)	956	526
Class F, 0.5828% 10/15/19 (g)(m)	2,868	1,434
Class G, 0.6028% 10/15/19 (g)(m)	1,350	607
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (g)(m)	106	53
Series 2004-1:
Class A, 0.6256% 4/25/34 (g)(m)	1,786	1,268
Class B, 2.1656% 4/25/34 (g)(m)	200	80
Class M1, 0.8256% 4/25/34 (g)(m)	161	95
Class M2, 1.4656% 4/25/34 (g)(m)	148	74
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6956% 8/25/34 (g)(m)	$ 1,387	$ 971
Class M1, 0.8456% 8/25/34 (g)(m)	239	119
Series 2004-3:
Class A1, 0.6356% 1/25/35 (g)(m)	2,990	1,943
Class A2, 0.6856% 1/25/35 (g)(m)	429	266
Class M1, 0.7656% 1/25/35 (g)(m)	516	263
Class M2, 1.2656% 1/25/35 (g)(m)	245	108
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (g)(m)	2,180	1,424
Class M1, 0.6956% 8/25/35 (g)(m)	118	48
Class M2, 0.7456% 8/25/35 (g)(m)	195	73
Class M3, 0.7656% 8/25/35 (g)(m)	108	37
Class M4, 0.8756% 8/25/35 (g)(m)	99	32
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (g)(m)	880	594
Class A2, 0.6656% 11/25/35 (g)(m)	794	476
Class M1, 0.7056% 11/25/35 (g)(m)	104	43
Class M2, 0.7556% 11/25/35 (g)(m)	132	51
Class M3, 0.7756% 11/25/35 (g)(m)	118	43
Class M4, 0.8656% 11/25/35 (g)(m)	147	51
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (g)(m)	2,056	1,233
Class B1, 1.6656% 1/25/36 (g)(m)	178	48
Class M1, 0.7156% 1/25/36 (g)(m)	663	312
Class M2, 0.7356% 1/25/36 (g)(m)	199	88
Class M3, 0.7656% 1/25/36 (g)(m)	291	119
Class M4, 0.8756% 1/25/36 (g)(m)	161	59
Class M5, 0.9156% 1/25/36 (g)(m)	161	53
Class M6, 0.9656% 1/25/36 (g)(m)	171	49
Series 2006-1:
Class A2, 0.6256% 4/25/36 (g)(m)	310	178
Class M1, 0.6456% 4/25/36 (g)(m)	111	45
Class M2, 0.6656% 4/25/36 (g)(m)	117	45
Class M3, 0.6856% 4/25/36 (g)(m)	101	37
Class M4, 0.7856% 4/25/36 (g)(m)	57	20
Class M5, 0.8256% 4/25/36 (g)(m)	55	18
Class M6, 0.9056% 4/25/36 (g)(m)	111	34
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (g)(m)	4,725	3,172
Class A2, 0.5456% 7/25/36 (g)(m)	281	163
Class B1, 1.1356% 7/25/36 (g)(m)	105	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9656% 7/25/36 (g)(m)	$ 159	$ 40
Class M1, 0.5756% 7/25/36 (g)(m)	295	119
Class M2, 0.5956% 7/25/36 (g)(m)	208	79
Class M3, 0.6156% 7/25/36 (g)(m)	172	62
Class M4, 0.6856% 7/25/36 (g)(m)	116	40
Class M5, 0.7356% 7/25/36 (g)(m)	143	47
Class M6, 0.8056% 7/25/36 (g)(m)	213	66
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (g)(m)	184	28
Class B2, 1.6156% 10/25/36 (g)(m)	133	17
Class B3, 2.8656% 10/25/36 (g)(m)	216	28
Class M4, 0.6956% 10/25/36 (g)(m)	204	47
Class M5, 0.7456% 10/25/36 (g)(m)	244	49
Class M6, 0.8256% 10/25/36 (g)(m)	477	86
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (g)(m)	1,047	703
Class A2, 0.5356% 12/25/36 (g)(m)	5,116	2,379
Class B1, 0.9656% 12/25/36 (g)(m)	164	36
Class B2, 1.5156% 12/25/36 (g)(m)	167	33
Class B3, 2.7156% 12/25/36 (g)(m)	283	50
Class M1, 0.5556% 12/25/36 (g)(m)	341	114
Class M2, 0.5756% 12/25/36 (g)(m)	227	71
Class M3, 0.6056% 12/25/36 (g)(m)	228	67
Class M4, 0.6656% 12/25/36 (g)(m)	276	77
Class M5, 0.7056% 12/25/36 (g)(m)	252	66
Class M6, 0.7856% 12/25/36 (g)(m)	227	55
Series 2007-1:
Class A2, 0.5356% 3/25/37 (g)(m)	1,064	521
Class B1, 0.9356% 3/25/37 (g)(m)	342	62
Class B2, 1.4156% 3/25/37 (g)(m)	245	37
Class B3, 3.6156% 3/25/37 (g)(m)	675	81
Class M1, 0.5356% 3/25/37 (g)(m)	298	113
Class M2, 0.5556% 3/25/37 (g)(m)	222	71
Class M3, 0.5856% 3/25/37 (g)(m)	198	60
Class M4, 0.6356% 3/25/37 (g)(m)	161	44
Class M5, 0.6856% 3/25/37 (g)(m)	248	60
Class M6, 0.7656% 3/25/37 (g)(m)	348	75
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (g)(m)	930	540
Class A2, 0.5856% 7/25/37 (g)(m)	872	410
Class B1, 1.8656% 7/25/37 (g)(m)	270	39
Class B2, 2.5156% 7/25/37 (g)(m)	234	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6156% 7/25/37 (g)(m)	$ 263	$ 34
Class M1, 0.6356% 7/25/37 (g)(m)	305	107
Class M2, 0.6756% 7/25/37 (g)(m)	168	50
Class M3, 0.7556% 7/25/37 (g)(m)	169	42
Class M4, 0.9156% 7/25/37 (g)(m)	335	67
Class M5, 1.0156% 7/25/37 (g)(m)	295	53
Class M6, 1.2656% 7/25/37 (g)(m)	375	56
Series 2007-3:
Class A2, 0.5556% 7/25/37 (g)(m)	1,096	541
Class B1, 1.2156% 7/25/37 (g)(m)	244	48
Class B2, 1.8656% 7/25/37 (g)(m)	611	104
Class B3, 4.2656% 7/25/37 (g)(m)	325	48
Class M1, 0.5756% 7/25/37 (g)(m)	218	82
Class M2, 0.6056% 7/25/37 (g)(m)	233	81
Class M3, 0.6356% 7/25/37 (g)(m)	366	120
Class M4, 0.7656% 7/25/37 (g)(m)	575	168
Class M5, 0.8656% 7/25/37 (g)(m)	301	74
Class M6, 1.0656% 7/25/37 (g)(m)	229	53
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (g)(m)	346	45
Class B2, 3.7156% 9/25/37 (g)(m)	1,250	150
Class M1, 1.2156% 9/25/37 (g)(m)	333	83
Class M2, 1.3156% 9/25/37 (g)(m)	333	70
Class M4, 1.8656% 9/25/37 (g)(m)	844	143
Class M5, 2.0156% 9/25/37 (g)(m)	844	127
Class M6, 2.2156% 9/25/37 (g)(m)	847	114
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	3,749	58
Series 2007-5A Class IO, 1.5496% 10/25/37 (g)(p)	8,090	696
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (g)(m)	884	424
Class H, 0.9228% 3/15/19 (g)(m)	595	256
Class J, 1.1228% 3/15/19 (g)(m)	447	170
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (g)(m)	653	326
Class E, 0.5728% 3/15/22 (g)(m)	3,391	1,571
Class F, 0.6228% 3/15/22 (g)(m)	2,081	890
Class G, 0.6728% 3/15/22 (g)(m)	534	209
Class H, 0.8228% 3/15/22 (g)(m)	653	235
Class J, 0.9728% 3/15/22 (g)(m)	653	183
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 745	$ 764
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,630	1,641
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,698	1,513
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	1,539	1,563
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,345
Series 2007-PW16:
Class A4, 5.7167% 6/11/40 (m)	769	660
Class AAB, 5.7167% 6/11/40 (m)	6,290	5,972
Series 2007-PW17 Class A1, 5.282% 6/11/50	947	955
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	426
Class A4, 5.7% 6/11/50	5,820	4,961
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	451	455
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (g)(m)(p)	12,312	100
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,391
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (g)(m)(p)	19,121	393
Series 2006-T22:
Class A1, 5.415% 4/12/38 (m)	221	224
Class A4, 5.4634% 4/12/38 (m)	164	156
Series 2007-PW15 Class A1, 5.016% 2/11/44	472	475
Series 2007-PW16:
Class B, 5.713% 6/11/40 (g)	210	61
Class C, 5.713% 6/11/40 (g)	175	44
Class D, 5.713% 6/11/40 (g)	175	42
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (g)(m)(p)	130,963	1,762
Series 2007-T28:
Class A1, 5.422% 9/11/42	231	235
Class X2, 0.1821% 9/11/42 (g)(m)(p)	65,803	439
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (g)(m)	1,139	589
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,509
Class XCL, 2.3511% 5/15/35 (g)(m)(p)	21,223	786
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	525
Class F, 7.734% 1/15/32	285	284
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.: - continued
Series 2001-245 Class A2, 6.275% 2/12/16 (g)(m)	$ 1,336	$ 1,393
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (g)(m)	469	141
Class G, 0.6028% 11/15/36 (g)(m)	586	164
Class H, 0.6428% 11/15/36 (g)(m)	468	117
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	8,210
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	2,234	782
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	2,247	2,300
Class A2, 5.6994% 12/10/49 (m)	1,600	1,600
Class A4, 5.6994% 12/10/49 (m)	2,972	2,583
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (m)	548	489
Series 2007-CD4:
Class A1, 4.977% 12/11/49	356	360
Class A2A, 5.237% 12/11/49	1,169	1,162
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,187
Class C, 5.476% 12/11/49	2,474	186
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	303	305
Series 2007-C2 Class A1, 5.064% 4/15/47 (m)	190	193
Series 2007-C3 Class A3, 5.8202% 5/15/46 (m)	1,314	1,199
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	670
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (g)(m)	2,943	1,736
Class C, 0.5428% 4/15/17 (g)(m)	1,057	612
Class D, 0.5828% 4/15/17 (g)(m)	1,043	547
Class E, 0.6428% 4/15/17 (g)(m)	332	160
Class F, 0.6828% 4/15/17 (g)(m)	188	85
Class G, 0.8228% 4/15/17 (g)(m)	188	79
Class H, 0.8928% 4/15/17 (g)(m)	188	77
Class J, 1.1228% 4/15/17 (g)(m)	144	58
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (g)(m)	2,073	1,005
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class D, 0.6128% 11/15/17 (g)(m)	$ 108	$ 57
Class E, 0.6628% 11/15/17 (g)(m)	382	194
Class F, 0.7228% 11/15/17 (g)(m)	422	204
Class G, 0.7728% 11/15/17 (g)(m)	292	135
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (g)(m)	1,872	945
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	124	125
Series 2006-C8:
Class A1, 5.11% 12/10/46	105	106
Class A3, 5.31% 12/10/46	3,744	3,377
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,221	2,149
Series 2007-C9 Class A4, 5.8162% 12/10/49 (m)	2,907	2,555
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (g)(m)(p)	4,282	48
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	654
Class XP, 0.4956% 12/10/46 (m)(p)	23,572	360
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (m)	452	454
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	784	797
Class AJ, 5.373% 12/15/39	2,661	1,002
Series 2007-C2:
Class A1, 5.269% 1/15/49	118	120
Class A2, 5.448% 1/15/49 (m)	9,295	9,190
Class A3, 5.542% 1/15/49 (m)	2,628	1,913
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)	322	328
Class A4, 5.7229% 6/15/39 (m)	790	579
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,251
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (m)(p)	14,979	317
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	875
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (g)(m)	4,688	1,172
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,469	1,501
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,314	$ 1,324
Series 2002-CP5 Class A1, 4.106% 12/15/35	177	180
Series 2004-C1:
Class A3, 4.321% 1/15/37	443	448
Class A4, 4.75% 1/15/37	612	597
Series 1998-C1 Class D, 7.17% 5/17/40	1,375	1,420
Series 1999-C1 Class E, 8.1143% 9/15/41 (m)	1,358	1,353
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (m)(p)	3,817	61
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (g)(m)(p)	12,254	365
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (g)(m)(p)	13,476	60
Series 2006-C1 Class A3, 5.5509% 2/15/39 (m)	6,938	6,773
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (g)(m)	497	224
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (g)(m)	2,047	778
0.5428% 2/15/22 (g)(m)	731	219
Class F, 0.5928% 2/15/22 (g)(m)	1,462	395
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	140	142
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (m)(p)	25,747	369
Class B, 5.487% 2/15/40 (g)(m)	2,009	291
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,619	3,698
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	422
Class G, 6.936% 3/15/33 (g)	865	730
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,533	4,726
Series 2001-1 Class X1, 1.0483% 5/15/33 (g)(m)(p)	13,587	191
Series 2004-C1 Class X2, 1.3053% 11/10/38 (g)(m)(p)	12,903	173
Series 2005-C1 Class B, 4.846% 6/10/48 (m)	375	120
Series 2007-C1 Class XP, 0.2088% 12/10/49 (m)(p)	33,653	241
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (g)(m)(p)	$ 14,799	$ 108
Series 2004-C3 Class X2, 0.6224% 12/10/41 (m)(p)	1,896	23
Series 2005-C1 Class X2, 0.6559% 5/10/43 (m)(p)	7,162	89
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (g)(m)	494	228
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	846
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,695	1,724
Class A2, 5.597% 12/10/49	2,628	2,527
Series 2007-GG9:
Class A1, 5.233% 3/10/39	430	436
Class A4, 5.444% 3/10/39	3,820	3,259
Series 2003-C1 Class XP, 2.2423% 7/5/35 (g)(m)(p)	7,810	118
Series 2003-C2 Class XP, 1.1772% 1/5/36 (g)(m)(p)	17,792	154
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (g)(m)(p)	26,256	442
Series 2006-GG7 Class A3, 5.9166% 7/10/38 (m)	3,464	3,291
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	33,114	357
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (g)(m)	66	49
Class D, 0.5556% 6/6/20 (g)(m)	313	166
Class E, 0.6456% 6/6/20 (g)(m)	363	185
Class F, 0.7156% 6/6/20 (g)(m)	916	422
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (g)(m)	1,650	1,254
Class D, 0.6456% 3/6/20 (g)(m)	3,090	2,318
Class F, 0.7556% 3/6/20 (g)(m)	136	99
Class G, 0.7956% 3/6/20 (g)(m)	67	48
Class H, 0.9256% 3/6/20 (g)(m)	62	43
Class J, 1.1256% 3/6/20 (g)(m)	85	57
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,218
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	405
Series 2001-LIBA Class C, 6.733% 2/14/16 (g)	650	698
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (g)(m)(p)	29,727	463
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38 (m)	$ 7,705	$ 7,741
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,958
Series 2007-GG10:
Class A1, 5.69% 8/10/45	614	629
Class A2, 5.778% 8/10/45	626	624
Class A4, 5.8051% 8/10/45 (m)	402	314
Series 2007-GG10 Class B, 5.8051% 8/10/45 (m)	1,643	355
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (g)(m)(p)	3,964	45
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (g)(m)(p)	4,135	54
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (g)(m)	1,099	584
Class C, 0.4828% 11/15/18 (g)(m)	781	399
Class D, 0.5028% 11/15/18 (g)(m)	347	150
Class E, 0.5528% 11/15/18 (g)(m)	498	216
Class F, 0.6028% 11/15/18 (g)(m)	748	316
Class G, 0.6328% 11/15/18 (g)(m)	648	278
Class H, 0.7728% 11/15/18 (g)(m)	498	176
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (m)	3,908	3,526
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)	1,978	1,829
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,054	947
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	695
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (m)	624	591
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (m)	4,608	3,816
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (m)	3,689	3,684
Class A4, 5.7978% 6/15/49 (m)	1,950	1,649
Series 2007-LDP10 Class A1, 5.122% 1/15/49	130	132
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,035
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (m)	1,183	260
Series 2005-CB13 Class E, 5.3498% 1/12/43 (g)(m)	665	113
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,763
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	354
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7442% 2/12/49	$ 112	$ 33
Class C, 5.7462% 2/12/49	294	74
Class D, 5.7462% 2/12/49	309	74
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	251	59
Class CS, 5.466% 1/15/49 (m)	108	24
Class ES, 5.5454% 1/15/49 (g)(m)	679	83
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	542	537
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,422	1,461
Series 2007-C3:
Class F, 5.9498% 7/15/44 (m)	261	27
Class G, 6.1497% 7/15/44 (g)(m)	461	43
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,889	1,911
Series 2001-C2 Class A2, 6.653% 11/15/27	252	264
Series 2001-C3 Class A1, 6.058% 6/15/20	93	95
Series 2006-C1:
Class A2, 5.084% 2/15/31	630	629
Class A4, 5.156% 2/15/31	499	449
Series 2006-C3 Class A1, 5.478% 3/15/39	113	114
Series 2006-C6:
Class A1, 5.23% 9/15/39	192	195
Class A2, 5.262% 9/15/39 (m)	2,293	2,303
Series 2006-C7:
Class A1, 5.279% 11/15/38	184	188
Class A2, 5.3% 11/15/38	1,445	1,441
Class A3, 5.347% 11/15/38	979	863
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	237	242
Class A4, 5.424% 2/15/40	169	128
Series 2007-C2:
Class A1, 5.226% 2/15/40	222	226
Class A3, 5.43% 2/15/40	633	486
Series 2000-C5 Class E, 7.29% 12/15/32	92	91
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,635
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,355
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (g)(m)(p)	$ 5,513	$ 41
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (g)(m)(p)	25,966	379
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	420	421
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (m)(p)	4,430	78
Series 2006-C3 Class A3 5.689% 3/15/32	730	702
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (m)(p)	8,144	155
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	2,891	616
Class D, 5.563% 2/15/40 (m)	526	102
Class E, 5.582% 2/15/40 (m)	263	49
Class XCP, 0.4737% 2/15/40 (m)(p)	3,206	46
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,307
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	3,534
Class XCP, 0.3054% 9/15/45 (m)(p)	108,103	1,271
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	376	375
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	1,989	1,611
Class C, 4.13% 11/20/37 (g)	5,669	3,855
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (g)(m)	421	168
Class E, 0.5628% 9/15/21 (g)(m)	1,518	455
Class F, 0.6128% 9/15/21 (g)(m)	1,255	345
Class G, 0.6328% 9/15/21 (g)(m)	2,478	620
Class H, 0.6728% 9/15/21 (g)(m)	639	144
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,546
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	383	386
Series 2007-C1 Class A1, 4.533% 6/12/50	1,354	1,363
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (m)	2,158	2,161
Series 2005-LC1 Class F, 5.3781% 1/12/44 (g)(m)	1,143	240
Series 2006-C1 Class A2, 5.6114% 5/12/39 (m)	1,853	1,869
Series 2007-C1 Class A4, 5.8286% 6/12/50 (m)	4,974	3,843
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,163
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (m)	$ 612	$ 505
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,313
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	1,129	1,014
Series 2007-5:
Class A1, 4.275% 8/12/48	99	99
Class A3, 5.364% 8/12/48	512	432
Class A4, 5.378% 8/12/48	53	39
Class B, 5.479% 2/12/17	3,942	817
Series 2007-6 Class A1, 5.175% 3/12/51	115	117
Series 2007-7 Class A4, 5.7487% 6/12/50 (m)	4,599	3,339
Series 2007-8 Class A1, 4.622% 8/12/49	452	455
Series 2006-2 Class A4, 5.9092% 6/12/46 (m)	798	759
Series 2006-4 Class XP, 0.6228% 12/12/49 (m)(p)	31,188	667
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	294
Series 2007-7 Class B, 5.75% 6/12/50	114	26
Series 2007-8 Class A3, 5.957% 8/12/49 (m)	1,133	866
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (g)(m)	22	20
Class H, 0.663% 8/15/19 (g)(m)	104	80
Class J, 0.733% 8/15/19 (g)(m)	79	57
Series 2006-XLF:
Class C, 1.473% 7/15/19 (g)(m)	903	90
Class F, 0.593% 7/15/19 (g)(m)	1,265	1,012
Class G, 0.633% 7/15/19 (g)(m)	719	374
Series 2007-XCLA Class A1, 0.473% 7/17/17 (g)(m)	2,982	1,640
Series 2007-XLCA Class B, 0.7728% 7/17/17 (g)(m)	2,413	121
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (g)(m)	754	241
Class D, 0.463% 10/15/20 (g)(m)	732	183
Class E, 0.523% 10/15/20 (g)(m)	916	183
Class F, 0.573% 10/15/20 (g)(m)	550	99
Class G, 0.613% 10/15/20 (g)(m)	680	150
Class H, 0.703% 10/15/20 (g)(m)	428	43
Class J, 0.853% 10/15/20 (g)(m)	488	39
Class MHRO, 0.963% 10/15/20 (g)(m)	541	60
Class MJPM, 1.273% 10/15/20 (g)(m)	172	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MSTR, 0.973% 10/15/20 (g)(m)	$ 308	$ 43
Class NHRO, 1.163% 10/15/20 (g)(m)	819	74
Class NSTR, 1.123% 10/15/20 (g)(m)	284	31
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (g)(m)(p)	4,465	66
Series 2004-HQ3 Class A2, 4.05% 1/13/41	371	374
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,914
Series 2006-HQ10 Class A1, 5.131% 11/12/41	423	429
Series 2006-HQ8 Class A1, 5.124% 3/12/44	40	40
Series 2006-T23 Class A1, 5.682% 8/12/41	1,170	1,198
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	409	416
Class A31, 5.439% 2/12/44 (m)	666	619
Series 2007-IQ13 Class A1, 5.05% 3/15/44	411	417
Series 2007-IQ14 Class A1, 5.38% 4/15/49	999	1,017
Series 2007-T25:
Class A1, 5.391% 11/12/49	325	331
Class A2, 5.507% 11/12/49	1,292	1,252
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (g)(m)(p)	9,510	110
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (g)(m)(p)	16,068	357
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (g)(m)(p)	11,565	156
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (m)	2,038	1,979
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)	1,950	621
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (m)	2,181	2,085
Class A4, 5.7705% 10/15/42 (m)	394	337
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	386
Series 2006-T23 Class A3, 5.8075% 8/12/41 (m)	671	629
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	2,383	657
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (m)	663	676
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	1,534
Class AAB, 5.654% 4/15/49	3,520	3,196
Class B, 5.914% 4/15/49	323	89
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (g)(m)	3,251	163
Class D, 0.9728% 7/17/17 (g)(m)	1,529	76
Class E, 1.0728% 7/17/17 (g)(m)	1,242	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 36	$ 38
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,233	2,293
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (g)	125	124
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (g)(m)	92	83
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	199	212
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,182
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (g)(m)	1,401	840
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (g)(m)	1,791	537
Class F, 0.6281% 8/11/18 (g)(m)	2,061	412
Class G, 0.6481% 8/11/18 (g)(m)	1,953	293
Class J, 0.8881% 8/11/18 (g)(m)	434	43
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (g)(m)	142	28
Class AP2, 1.0728% 6/15/20 (g)(m)	237	35
Class F, 0.7528% 6/15/20 (g)(m)	4,581	916
Class LXR1, 0.9728% 6/15/20 (g)(m)	162	32
Class LXR2, 1.0728% 6/15/20 (g)(m)	3,121	312
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	431	438
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	3,002	3,044
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,645
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,174
Series 2006-C29:
Class A1, 5.11% 11/15/48	1,106	1,124
Class A3, 5.313% 11/15/48	3,490	3,198
Series 2007-C30:
Class A1, 5.031% 12/15/43	186	189
Class A3, 5.246% 12/15/43	1,128	1,088
Class A4, 5.305% 12/15/43	386	309
Class A5, 5.342% 12/15/43	1,406	996
Series 2007-C31:
Class A1, 5.14% 4/15/47	229	232
Class A4, 5.509% 4/15/47	2,970	2,244
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (m)	$ 4,582	$ 4,494
Class A3, 5.9289% 6/15/49 (m)	2,231	1,741
Series 2003-C6 Class G, 5.125% 8/15/35 (g)	624	319
Series 2003-C8 Class XP, 0.3689% 11/15/35 (g)(m)(p)	6,478	30
Series 2003-C9 Class XP, 0.4822% 12/15/35 (g)(m)(p)	6,536	39
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(m)	1,010	930
Class 180B, 5.3979% 10/15/41 (g)(m)	460	428
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	526
Series 2005-C22:
Class B, 5.3549% 12/15/44 (m)	2,914	874
Class F, 5.3549% 12/15/44 (g)(m)	2,191	285
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	5,936
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	1,314	164
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	434
Class D, 5.513% 12/15/43 (m)	2,102	210
Class XP, 0.4317% 12/15/43 (g)(m)(p)	16,159	244
Series 2007-C31 Class C, 5.693% 4/15/47 (m)	361	45
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,240
Series 2007-C32:
Class D, 5.7405% 6/15/49 (m)	987	109
Class E, 5.7405% 6/15/49 (m)	1,556	163
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (m)	870	673
Series 2007-C33 Class B, 5.9023% 2/15/51 (m)	2,209	342
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $389,025)		406,103
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,991
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 9,400	$ 10,078
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,688	3,274
TOTAL MUNICIPAL SECURITIES (Cost $16,950)		18,343
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,665)	2,462	2,748
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $176)	196	200
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (m) (Cost $647)	790	708
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	851	483
MUFG Capital Finance 1 Ltd. 6.346% (m)	3,342	3,090
TOTAL PREFERRED SECURITIES (Cost $2,516)		3,573
Fixed-Income Funds - 14.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	7,072,578	718,362
Fidelity High Income Central Fund 2 (n)	4,044,607	381,730
Fidelity Mortgage Backed Securities Central Fund (n)	16,328,912	1,664,079
TOTAL FIXED-INCOME FUNDS (Cost $2,734,832)		2,764,171
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (o)	739,490,051	$ 739,490
Fidelity Securities Lending Cash Central Fund, 0.23% (c)(o)	85,069,075	85,069
TOTAL MONEY MARKET FUNDS (Cost $824,559)		824,559
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 76	76
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	257,502	257,500
TOTAL CASH EQUIVALENTS (Cost $257,576)		257,576
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $19,161,881)		20,047,273
NET OTHER ASSETS - (4.2)%		(808,703)
NET ASSETS - 100%		$ 19,238,570
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,860 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 145,817	$ 7,386

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)

	Dec. 2034	$ 613	$ (586)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,074)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,073)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (l)	Sept. 2037	16,419	(16,009)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)	Sept. 2037	13,371	(13,037)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (l)	Sept. 2037	1,770	(1,725)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)

	Sept. 2037	$ 13,371	$ (13,037)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (l)	Sept. 2037	12,880	(12,558)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (l)	Sept. 2037	11,307	(11,024)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (k)	June 2035	1,600	(1,540)
TOTAL CREDIT DEFAULT SWAPS		73,529	(71,663)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	230,000	1,704
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	220,000	1,771
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	2,621
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	18,959
TOTAL INTEREST RATE SWAPS		710,000	25,055
		$ 783,529	$ (46,608)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,122,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,999,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Security or a portion of the security has been segregated as collateral for open swap agreements. At period end, the value of securities pledged amounted to $54,343,000.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$76,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 13
Banc of America Securities LLC	7
Bank of America, NA	16
Deutsche Bank Securities, Inc.	7
ING Financial Markets LLC	2
J.P. Morgan Securities, Inc.	13
Mizuho Securities USA, Inc.	7
Morgan Stanley & Co., Inc.	3
Societe Generale, New York Branch	8
$ 76
$257,500,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 257,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 31,836
Fidelity 1-3 Year Duration Securitized Bond Central Fund	5,479
Fidelity Cash Central Fund	5,971
Fidelity Commercial Mortgage-Backed Securities Central Fund	14,232
Fidelity Corporate Bond 1-10 Year Central Fund	57,391
Fidelity Mortgage Backed Securities Central Fund	82,025
Fidelity Securities Lending Cash Central Fund	2,069
Fidelity Ultra-Short Central Fund	4,774
Total	$ 203,777
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 4,143	$ 266,743*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	11,553	383,370*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	126,709	900,980 *	718,362	25.4%
Fidelity High Income Central Fund 2	400,269	106,929	109,845	381,730	82.0%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	476,490	634,006	1,664,079	21.4%
Fidelity Ultra-Short Central Fund	658,434	-	553,816 *	-	0.0%
Total	$ 5,077,608	$ 725,824	$ 2,848,760	$ 2,764,171
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Cirrus Logic, Inc.	-	16,385	9,929	-	-
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	6,097	-	-
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	119	-	-
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	3,616	-	-
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 31,286	$ 242,549	$ 79	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,072,141	$ 1,072,141	$ -	$ -
Consumer Staples	1,322,718	1,322,718	-	-
Energy	1,255,684	1,239,969	5,998	9,717
Financials	1,694,170	1,637,003	57,167	-
Health Care	1,544,523	1,544,523	-	-
Industrials	1,173,661	1,173,661	-	-
Information Technology	2,057,040	2,057,040	-	-
Materials	384,270	361,455	22,815	-
Telecommunication Services	343,188	343,188	-	-
Utilities	445,866	445,866	-	-
Asset-Backed Securities	201,773	-	175,255	26,518
Bank Notes	708	-	708	-
Cash Equivalents	257,576	-	257,576	-
Collateralized Mortgage Obligations	140,555	-	128,977	11,578
Commercial Mortgage Securities	406,103	-	356,867	49,236
Corporate Bonds	1,639,509	-	1,639,509	-
Fixed-Income Funds	2,764,171	2,764,171	-	-
Foreign Government and Government Agency Obligations	2,748	-	2,748	-
Money Market Funds	824,559	824,559	-	-
Municipal Securities	18,343	-	18,343	-
Preferred Securities	3,573	-	3,573	-
Supranational Obligations	200	-	200	-
U.S. Government Agency - Mortgage Securities	1,228,966	-	1,228,966	-
U.S. Government and Government Agency Obligations	1,265,228	-	1,265,228	-
Total Investments in Securities:	$ 20,047,273	$ 14,786,294	$ 5,163,930	$ 97,049
Derivative Instruments:
Assets
Futures Contracts	$ 7,386	$ 7,386	$ -	$ -
Swap Agreements	25,055	-	25,055	-
Total Assets	$ 32,441	$ 7,386	$ 25,055	$ -
Liabilities
Swap Agreements	$ (71,663)	$ -	$ (67,390)	$ (4,273)
Total Derivative Instruments:	$ (39,222)	$ 7,386	$ (42,335)	$ (4,273)
Other Financial Instruments:
Forward Commitments	$ (4,813)	$ -	$ (4,813)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 16,518
Total Realized Gain (Loss)	1,396
Total Unrealized Gain (Loss)	(16,733)
Cost of Purchases	94,629
Proceeds of Sales	(6,497)
Amortization/Accretion	360
Transfers in/out of Level 3	7,376
Ending Balance	$ 97,049
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (16,733)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (16,837)
Total Unrealized Gain (loss)	12,564
Transfers in/out of Level 3	-
Ending Balance	$ (4,273)
Realized gain (loss) on Swap Agreements for the period	$ 135
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ (292)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (71,663)
Equity Risk
Futures Contracts (a)	7,386	-
Interest Rate Risk
Swap Agreements (b)	25,055	-
Total Value of Derivatives	$ 32,441	$ (71,663)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.9%
AAA,AA,A	8.6%
BBB	6.4%
BB	1.4%
B	0.9%
CCC,CC,C	0.3%
D	0.2%
Not Rated	0.1%
Equities	59.5%
Short-Term Investments and Net Other Assets	(1.3)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
United Kingdom	2.3%
Switzerland	1.6%
Netherlands	1.2%
Canada	1.2%
Others (individually less than 1%)	6.0%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $1,905,192,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,689,160,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009
Assets
Investment in securities, at value (including securities loaned of $335,350 and repurchase agreements of $257,576) - See accompanying schedule: Unaffiliated issuers (cost $15,602,490)	$ 16,458,543
Fidelity Central Funds (cost $3,559,391)	3,588,730
Total Investments (cost $19,161,881)		$ 20,047,273
Commitment to sell securities on a delayed delivery basis	(541,579)
Receivable for securities sold on a delayed delivery basis	536,766	(4,813)
Receivable for investments sold, regular delivery		272,673
Cash		292
Foreign currency held at value (cost $951)		951
Receivable for swap agreements		19
Receivable for fund shares sold		15,413
Dividends receivable		24,170
Interest receivable		36,477
Distributions receivable from Fidelity Central Funds		12,636
Unrealized appreciation on swap agreements		25,055
Prepaid expenses		62
Other receivables		862
Total assets		20,431,070
Liabilities
Payable for investments purchased Regular delivery	$ 140,679
Delayed delivery	596,463
Payable for swap agreements	958
Payable for fund shares redeemed	26,995
Unrealized depreciation on swap agreements	71,663
Accrued management fee	6,535
Payable for daily variation on futures contracts	1,101
Other affiliated payables	3,417
Other payables and accrued expenses	2,120
Collateral on securities loaned, at value	342,569
Total liabilities		1,192,500

Net Assets		$ 19,238,570
Net Assets consist of:
Paid in capital		$ 22,409,807
Undistributed net investment income		116,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,138,816)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		850,905
Net Assets		$ 19,238,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Balanced: Net Asset Value, offering price and redemption price per share ($17,224,700 ÷ 1,118,419 shares)	$ 15.40

Class K: Net Asset Value, offering price and redemption price per share ($2,013,870 ÷ 130,741 shares)	$ 15.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends (including $79 earned from other affiliated issuers)		$ 231,514
Interest (including $270 from security lending)		182,976
Income from Fidelity Central Funds (including $2,069 from security lending)		203,777
Total income		618,267

Expenses
Management fee	$ 74,088
Transfer agent fees	41,807
Accounting and security lending fees	1,919
Custodian fees and expenses	478
Independent trustees' compensation	127
Depreciation in deferred trustee compensation account	(3)
Registration fees	195
Audit	179
Legal	894
Miscellaneous	939
Total expenses before reductions	120,623
Expense reductions	(1,187)	119,436
Net investment income (loss)		498,831
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,438,584)
Fidelity Central Funds	(547,354)
Other affiliated issuers	(131,933)
Foreign currency transactions	(4,840)
Futures contracts	(40,143)
Swap agreements	13,619
Total net realized gain (loss)		(4,149,235)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $79)	463,203
Assets and liabilities in foreign currencies	114
Futures contracts	7,386
Swap agreements	17,911
Delayed delivery commitments	(4,841)
Total change in net unrealized appreciation (depreciation)		483,773
Net gain (loss)		(3,665,462)
Net increase (decrease) in net assets resulting from operations		$ (3,166,631)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,831	$ 584,438
Net realized gain (loss)	(4,149,235)	346,668
Change in net unrealized appreciation (depreciation)	483,773	(2,929,820)
Net increase (decrease) in net assets resulting from operations	(3,166,631)	(1,998,714)
Distributions to shareholders from net investment income	(489,550)	(581,560)
Distributions to shareholders from net realized gain	(41,988)	(1,526,672)
Total distributions	(531,538)	(2,108,232)
Share transactions - net increase (decrease)	(2,443,125)	3,295,533
Total increase (decrease) in net assets	(6,141,294)	(811,413)

Net Assets
Beginning of period	25,379,864	26,191,277
End of period (including undistributed net investment income of $116,674 and undistributed net investment income of $102,779, respectively)	$ 19,238,570	$ 25,379,864

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,

2009

2008

2007

2006 H

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.38	.42	.44	.04	.36	.29
Net realized and unrealized gain (loss)	(2.29)	(1.76)	2.13	.36	1.01	2.60
Total from investment operations	(1.91)	(1.34)	2.57	.40	1.37	2.89
Distributions from net investment income	(.37)	(.43)	(.43)	-	(.31)	(.29)
Distributions from net realized gain	(.03)	(1.18)	(1.04)	-	(.63)	(.44)
Total distributions	(.40)	(1.61)	(1.47)	-	(.94)	(.73)
Net asset value, end of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Total Return B, C	(10.48)%	(7.28)%	13.96%	2.09%	7.54%	18.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of fee waivers, if any	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of all reductions	.68%	.61%	.60%	.63% A	.63%	.64%
Net investment income (loss)	2.78%	2.22%	2.20%	2.35% A	1.90%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610
Portfolio turnover rate F	198% J	73% J	89% J	65% A	61%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

I For the period ended July 31.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.40	.12
Net realized and unrealized gain (loss)	(2.29)	(1.41)
Total from investment operations	(1.89)	(1.29)
Distributions from net investment income	(.40)	(.11)
Distributions from net realized gain	(.03)	-
Total distributions	(.43)	(.11)
Net asset value, end of period	$ 15.40	$ 17.72
Total Return B, C	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.48% A
Expenses net of fee waivers, if any	.50%	.48% A
Expenses net of all reductions	.50%	.48% A
Net investment income (loss)	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,014	$ 17
Portfolio turnover rate F	198% I	73% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Balanced and Class K to eligible shareholders of Balanced. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable

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quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,429,845,126
Unrealized depreciation	(1,115,178,733)
Net unrealized appreciation (depreciation)	$ 314,666,393

Undistributed ordinary income	$ 108,753,942
Capital loss carryforward	$ (1,905,191,914)

Cost for federal income tax purposes	$ 19,732,606,611

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Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 489,549,900	$ 878,687,603
Long-term Capital Gains	41,987,925	1,229,544,238
Total	$ 531,537,825	$ 2,108,231,841

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and

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may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the

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volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $73,528,787 representing 0.38% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(71,662,869). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $54,343,482. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $19,185,305 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (35,254,487)	$ 30,298,441
Equity Risk
Futures Contracts	(40,143,061)	7,385,983
Interest Rate Risk
Swap Agreements	48,873,917	(12,387,444)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (26,523,631)	$ 25,296,980

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(40,143,061) for futures contracts and $13,619,430 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $7,385,983 for futures contracts and $17,910,997 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $27,005,162,213 and $29,053,291,445, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

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typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 41,142,946.24
Class K	663,617.06
	$ 41,806,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $580,051 for the period.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 331,388,081	5,299,979
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 310,913,092	4,313,552
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,147,478	1,493,919

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

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7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On February 20, 2009, the Fund redeemed in-kind 7,900,409 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $711,093,749 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $84,641 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the statement of operations as a component of interest income and as a component of income for the Fidelity Securities Lending Central Fund.

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10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $16,571.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,026,930 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $88,267. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Balanced	$ 55,009
Class K	89
$ 55,098

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008 A
From net investment income
Balanced	$ 462,638,359	$ 581,559,348
Class K	26,911,542	570
Total	$ 489,549,901	$ 581,559,918
From net realized gain
Balanced	$ 41,696,813	$ 1,526,671,923
Class K	291,112	-
Total	$ 41,987,925	$ 1,526,671,923

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008 A	2009	2008 A
Balanced
Shares sold	186,942,365	342,702,362	$ 2,575,200,595	$ 6,544,290,400
Conversion to Class K	(137,572,236)	(959,723)	(1,830,280,558)	(16,766,361)
Reinvestment of distributions	35,594,988	103,189,062	492,467,276	2,066,916,739
Shares redeemed	(398,473,718)	(281,013,909)	(5,418,815,602)	(5,315,835,781)
Net increase (decrease)	(313,508,601)	163,917,792	$ (4,181,428,289)	$ 3,278,604,997

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008 A	2009	2008 A
Class K
Shares sold	17,542,910	15,171	$ 236,617,376	$ 276,121
Conversion from Balanced	137,545,669	959,174	1,830,280,558	16,766,361
Reinvestment of distributions	2,040,574	33	27,202,653	570
Shares redeemed	(27,356,016)	(6,530)	(355,796,782)	(114,733)
Net increase (decrease)	129,773,137	967,848	$ 1,738,303,805	$ 16,928,319

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $255,264,650 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 16%, 40%, 54% and 54% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 17%, 42%, 61% and 61% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Balanced (retail class), as well as the fund's relative investment performance for Fidelity Balanced (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Balanced (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Balanced (retail class) of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Balanced (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Balanced (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-UANN-1009
1.789243.106

Fidelity®
Balanced
Fund -
Class K

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	-10.33%	4.13%	4.62%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Balanced, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened last September with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a massive flight to quality, and governments around the globe began a series of massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year overall, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Robert Stansky and George Fischer, Co-Portfolio Managers of Fidelity® Balanced Fund: The fund's Class K shares returned -10.33% for the year, compared with a -7.37% result for the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500® - which replaced a mix of the Russell 3000® and the Russell 3000 Value indexes in October 2008 - and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged the index due to unfavorable stock selection and an underweighting in the more stable investment-grade bond subportfolio, partially offset by an out-of-index allocation to high-yield bonds, which performed well. Within the equity allocation, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond subportfolio was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Balanced	.68%
Actual		$ 1,000.00	$ 1,324.00	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.51%
Actual		$ 1,000.00	$ 1,325.40	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.7	1.5
Microsoft Corp.	1.2	1.3
Chevron Corp.	1.0	0.4
Wells Fargo & Co.	1.0	0.6
Verizon Communications, Inc.	1.0	1.0
	5.9
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.1	15.7
U.S. Treasury Obligations	6.4	3.9
Government National Mortgage Association	2.7	3.7
Freddie Mac	2.1	5.3
Citigroup, Inc.	0.5	0.3
	23.8
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	10.7
Information Technology	11.1	10.6
Health Care	8.3	9.7
Energy	8.0	9.2
Consumer Staples	7.7	8.7
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Stocks and Equity Futures 59.2%	Stocks and Equity Futures 58.8%
Bonds 45.3%	Bonds 49.0%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (5.1)%	Short-Term Investments and Net Other Assets † (8.3)%

* Foreign investments	12.3%	** Foreign investments	10.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
BorgWarner, Inc.	304,500	$ 9,035
Johnson Controls, Inc.	1,342,500	33,254
TRW Automotive Holdings Corp. (a)	733,368	12,944
		55,233
Automobiles - 0.0%
Harley-Davidson, Inc.	480,000	11,510
Distributors - 0.2%
Li & Fung Ltd.	11,143,000	37,021
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	271,224	22,970
Regis Corp.	482,059	7,800
		30,770
Hotels, Restaurants & Leisure - 0.4%
Burger King Holdings, Inc.	492,100	8,823
McDonald's Corp.	512,022	28,796
Royal Caribbean Cruises Ltd.	975,100	18,605
Starwood Hotels & Resorts Worldwide, Inc.	673,400	20,054
Wendy's/Arby's Group, Inc.	883,200	4,451
		80,729
Household Durables - 0.4%
D.R. Horton, Inc.	986,800	13,233
Mohawk Industries, Inc. (a)	455,145	22,812
Newell Rubbermaid, Inc.	971,800	13,527
Pulte Homes, Inc.	535,775	6,847
Whirlpool Corp.	378,023	24,273
		80,692
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	520,800	42,284
Expedia, Inc. (a)	774,700	17,857
Priceline.com, Inc. (a)(f)	88,483	13,625
		73,766
Leisure Equipment & Products - 0.1%
Brunswick Corp.	377,453	3,507
Hasbro, Inc.	304,100	8,633
		12,140
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	503,408	14,463
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	1,432,850	$ 21,951
Class A (special) (non-vtg.)	1,925,124	28,088
Discovery Communications, Inc. (a)	453,800	11,762
DISH Network Corp. Class A (a)	696,161	11,354
DreamWorks Animation SKG, Inc. Class A (a)	557,037	18,806
Interpublic Group of Companies, Inc. (a)	1,892,000	11,901
Liberty Global, Inc. Class A (a)	538,407	11,786
Martha Stewart Living Omnimedia, Inc. Class A (a)	226,006	1,620
The DIRECTV Group, Inc. (a)(f)	2,273,700	56,297
The Walt Disney Co.	3,343,400	87,062
Time Warner Cable, Inc.	882,906	32,597
Viacom, Inc. Class B (non-vtg.) (a)	1,064,000	26,643
		334,330
Multiline Retail - 0.3%
Kohl's Corp. (a)	192,110	9,911
Target Corp.	1,262,325	59,329
		69,240
Specialty Retail - 1.4%
Best Buy Co., Inc.	300,700	10,909
Home Depot, Inc.	2,665,300	72,736
Lowe's Companies, Inc.	3,055,500	65,693
MarineMax, Inc. (a)	387,607	2,733
Ross Stores, Inc.	306,821	14,310
Sally Beauty Holdings, Inc. (a)	1,292,600	9,190
Staples, Inc.	1,144,266	24,728
Tiffany & Co., Inc.	300,800	10,943
TJX Companies, Inc.	1,004,100	36,097
Urban Outfitters, Inc. (a)	368,200	10,468
Zumiez, Inc. (a)	505,300	6,387
		264,194
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	193,700	4,873
LVMH Moet Hennessy - Louis Vuitton	112,372	10,744
Ports Design Ltd.	3,014,000	6,899
		22,516
TOTAL CONSUMER DISCRETIONARY		1,072,141
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	790,590	$ 34,134
Coca-Cola Enterprises, Inc.	1,156,681	23,377
Coca-Cola FEMSA SAB de CV sponsored ADR	141,100	6,290
Coca-Cola Icecek AS	478,000	3,346
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	87,900	6,555
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,421,840	35,819
Diageo PLC sponsored ADR	267,400	16,589
Dr Pepper Snapple Group, Inc. (a)	933,976	24,694
Embotelladora Andina SA sponsored ADR	372,994	6,393
Fomento Economico Mexicano SAB de CV sponsored ADR	82,283	2,993
Molson Coors Brewing Co. Class B	906,005	42,927
Pepsi Bottling Group, Inc.	288,560	10,310
PepsiCo, Inc.	1,806,389	102,368
The Coca-Cola Co.	1,878,812	91,630
		407,425
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	343,400	17,507
CVS Caremark Corp.	3,007,796	112,853
Kroger Co.	1,943,055	41,951
Safeway, Inc.	1,787,405	34,050
Wal-Mart Stores, Inc.	1,376,900	70,043
Walgreen Co.	1,387,933	47,023
		323,427
Food Products - 1.0%
Archer Daniels Midland Co.	826,000	23,814
Bunge Ltd.	68,743	4,606
Cadbury PLC sponsored ADR	138,908	5,249
General Mills, Inc.	304,219	18,171
Green Mountain Coffee Roasters, Inc. (a)(f)	448,899	27,019
Nestle SA (Reg.)	1,203,747	49,994
SLC Agricola SA	374,700	3,019
Tyson Foods, Inc. Class A	1,100,280	13,192
Unilever NV (NY Shares)	1,407,813	39,320
Viterra, Inc. (a)	400,700	3,529
		187,913
Household Products - 1.1%
Colgate-Palmolive Co.	277,756	20,193
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	252,780	$ 16,539
Procter & Gamble Co.	3,061,387	165,652
		202,384
Personal Products - 0.2%
Avon Products, Inc.	1,188,234	37,869
Mead Johnson Nutrition Co. Class A	84,550	3,353
		41,222
Tobacco - 0.8%
Altria Group, Inc.	2,505,108	45,793
British American Tobacco PLC sponsored ADR	1,067,600	64,835
Philip Morris International, Inc.	1,017,211	46,497
Souza Cruz Industria Comerico	100,900	3,222
		160,347
TOTAL CONSUMER STAPLES		1,322,718
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	473,966	13,499
ENSCO International, Inc.	337,000	12,435
Global Industries Ltd. (a)	590,588	5,611
Helix Energy Solutions Group, Inc. (a)	610,100	7,138
Helmerich & Payne, Inc.	943,600	31,573
Nabors Industries Ltd. (a)	1,635,100	28,909
National Oilwell Varco, Inc. (a)	1,362,854	49,540
Noble Corp.	993,827	34,814
Patterson-UTI Energy, Inc.	951,859	12,650
Pride International, Inc. (a)	666,200	17,175
Seahawk Drilling, Inc. (a)	44,413	990
Smith International, Inc.	884,440	24,384
Transocean Ltd. (a)	171,800	13,029
Weatherford International Ltd. (a)	3,379,752	67,426
		319,173
Oil, Gas & Consumable Fuels - 4.8%
Chesapeake Energy Corp.	1,150,000	26,266
Chevron Corp.	2,844,563	198,949
China Shenhua Energy Co. Ltd. (H Shares)	1,670,500	6,735
Concho Resources, Inc. (a)	1,781,928	58,073
Continental Resources, Inc. (a)(f)	135,200	4,773
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	2,235,722	$ 34,028
Ellora Energy, Inc. (a)(g)	1,529,700	9,717
Energy Resources of Australia Ltd.	268,213	5,896
EXCO Resources, Inc. (a)	1,946,500	28,536
Hess Corp.	80,300	4,062
Marathon Oil Corp.	415,472	12,826
Occidental Petroleum Corp.	754,003	55,118
OPTI Canada, Inc. (a)(g)	169,100	261
Petrobank Energy & Resources Ltd. (a)	162,700	6,038
Petrohawk Energy Corp. (a)	2,786,404	59,991
Plains Exploration & Production Co. (a)	1,387,790	36,429
Range Resources Corp.	298,904	14,458
Royal Dutch Shell PLC Class B ADR	3,180,300	172,181
SandRidge Energy, Inc. (a)	1,717,625	20,955
Southwestern Energy Co. (a)	1,433,832	52,851
Suncor Energy, Inc.	2,939,392	89,933
TriStar Oil & Gas Ltd. (a)	585,700	7,866
Ultra Petroleum Corp. (a)	511,503	23,749
Uranium One, Inc. (a)	367,400	822
		930,513
TOTAL ENERGY		1,249,686
FINANCIALS - 8.7%
Capital Markets - 1.1%
BlackRock, Inc. Class A	55,500	11,076
Evercore Partners, Inc. Class A	132,000	3,324
Goldman Sachs Group, Inc.	280,900	46,478
Greenhill & Co., Inc.	31,400	2,487
Janus Capital Group, Inc.	815,300	10,371
Morgan Stanley	2,247,178	65,078
Nomura Holdings, Inc.	588,100	5,211
State Street Corp.	911,900	47,857
UBS AG (For. Reg.) (a)	1,353,300	24,912
		216,794
Commercial Banks - 2.4%
Allied Irish Banks PLC	690,100	2,733
Bangkok Bank Ltd. PCL (For. Reg.)	154,200	501
Credit Agricole SA	238,700	4,422
Gunma Bank Ltd.	758,000	4,284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	3,824,600	$ 24,311
PNC Financial Services Group, Inc.	1,667,449	71,017
Standard Chartered PLC (United Kingdom)	387,104	8,798
Sumitomo Mitsui Financial Group, Inc.	1,175,300	50,644
SunTrust Banks, Inc.	764,771	17,873
U.S. Bancorp, Delaware	3,146,722	71,179
Umpqua Holdings Corp.	462,400	4,767
Univest Corp. of Pennsylvania	210,700	4,376
Wells Fargo & Co.	6,992,465	192,433
		457,338
Consumer Finance - 0.6%
American Express Co.	2,049,800	69,324
Capital One Financial Corp.	788,118	29,389
Discover Financial Services	1,052,310	14,469
		113,182
Diversified Financial Services - 2.2%
Bank of America Corp.	4,213,340	74,113
BM&F BOVESPA SA	552,700	3,412
CME Group, Inc.	44,855	13,055
JPMorgan Chase & Co.	7,534,568	327,451
		418,031
Insurance - 1.7%
ACE Ltd.	829,443	43,280
Allstate Corp.	194,800	5,725
AMP Ltd.	321,563	1,729
Aon Corp.	341,600	14,265
CNA Financial Corp.	1,060,507	25,951
eHealth, Inc. (a)	339,045	6,272
Everest Re Group Ltd.	37,100	3,128
Genworth Financial, Inc. Class A	1,634,696	17,262
Lincoln National Corp.	776,000	19,586
Loews Corp.	169,300	5,782
MetLife, Inc.	1,281,382	48,385
PartnerRe Ltd.	170,353	12,591
Principal Financial Group, Inc.	424,300	12,050
Protective Life Corp.	873,400	18,822
Prudential Financial, Inc.	1,600	81
Sony Financial Holdings, Inc.	5,182	15,736
The First American Corp.	23,000	725
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	815,802	$ 41,133
XL Capital Ltd. Class A	2,264,800	39,294
		331,797
Real Estate Investment Trusts - 0.4%
CapitaCommercial Trust (REIT)	12,030,000	7,430
Developers Diversified Realty Corp.	295,297	2,315
Duke Realty LP	1,016,600	11,711
Plum Creek Timber Co., Inc. (f)	292,600	8,863
Potlatch Corp.	293,751	8,548
ProLogis Trust	2,954,038	32,849
SL Green Realty Corp.	142,590	5,032
U-Store-It Trust	465,000	3,009
		79,757
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	237,848	3,408
BR Malls Participacoes SA (a)	1,129,400	11,232
Forestar Group, Inc. (a)	296,673	4,284
Housing Development and Infrastructure Ltd.	494,905	3,226
Indiabulls Real Estate Ltd.	3,422,120	19,321
		41,471
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,078,206	11,159
TOTAL FINANCIALS		1,669,529
HEALTH CARE - 8.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,569,954	93,789
BioCryst Pharmaceuticals, Inc. (a)(f)	505,871	6,308
Biogen Idec, Inc. (a)	801,487	40,243
Cephalon, Inc. (a)	180,974	10,303
Gilead Sciences, Inc. (a)	686,710	30,943
GTx, Inc. (a)(f)	395,100	3,718
Human Genome Sciences, Inc. (a)	829,373	16,405
ONYX Pharmaceuticals, Inc. (a)	212,578	6,817
United Therapeutics Corp. (a)	88,225	8,073
Vanda Pharmaceuticals, Inc. (a)	526,415	7,191
		223,790
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,158,000	$ 65,913
Beckman Coulter, Inc.	238,845	16,175
Boston Scientific Corp. (a)	3,863,346	45,394
Covidien PLC	1,758,347	69,578
Edwards Lifesciences Corp. (a)	309,235	19,135
ev3, Inc. (a)	645,607	8,225
Fisher & Paykel Healthcare Corp.	1,143,186	2,551
Mako Surgical Corp. (a)	793,859	6,787
Nobel Biocare Holding AG (Switzerland)	227,100	6,936
Quidel Corp. (a)	853,447	13,177
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,780,000	4,823
St. Jude Medical, Inc. (a)	165,208	6,367
William Demant Holding AS (a)	65,800	4,030
		269,091
Health Care Providers & Services - 1.4%
CIGNA Corp.	1,562,031	45,971
Community Health Systems, Inc. (a)	686,600	21,127
Express Scripts, Inc. (a)	713,860	51,555
Health Net, Inc. (a)	542,000	8,303
Henry Schein, Inc. (a)	427,213	22,634
Medco Health Solutions, Inc. (a)	1,295,526	71,539
UnitedHealth Group, Inc.	1,302,686	36,475
WellPoint, Inc. (a)	209,400	11,067
		268,671
Health Care Technology - 0.2%
HLTH Corp. (a)	3,213,309	46,625
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	244,500	8,433
Illumina, Inc. (a)	696,280	24,558
Life Technologies Corp. (a)	1,071,444	47,711
QIAGEN NV (a)	890,448	18,299
		99,001
Pharmaceuticals - 3.3%
Abbott Laboratories	1,150,400	52,033
Allergan, Inc.	1,330,606	74,407
Ardea Biosciences, Inc. (a)	171,700	3,046
Elan Corp. PLC sponsored ADR (a)	933,500	6,749
Johnson & Johnson	1,586,139	95,866
King Pharmaceuticals, Inc. (a)	1,557,817	16,170
Merck & Co., Inc.	2,865,312	92,922
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS Series B	264,368	$ 16,116
Pfizer, Inc.	11,087,500	185,161
Pronova BioPharma ASA (a)	2,335,801	6,754
Roche Holding AG (participation certificate)	155,864	24,772
Schering-Plough Corp.	516,514	14,555
Shire PLC sponsored ADR	312,800	15,502
Teva Pharmaceutical Industries Ltd. sponsored ADR	112,100	5,773
Wyeth	575,100	27,519
		637,345
TOTAL HEALTH CARE		1,544,523
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.0%
General Dynamics Corp.	207,900	12,306
Honeywell International, Inc.	1,194,154	43,897
Lockheed Martin Corp.	505,674	37,915
Precision Castparts Corp.	138,500	12,642
Raytheon Co.	644,975	30,430
The Boeing Co.	376,300	18,691
United Technologies Corp.	603,700	35,836
		191,717
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	464,864	26,153
FedEx Corp.	278,400	19,129
United Parcel Service, Inc. Class B	1,053,800	56,336
		101,618
Building Products - 0.1%
Masco Corp.	1,342,377	19,438
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	449,600	22,264
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	188,500	3,864
Quanta Services, Inc. (a)	1,428,001	31,587
		35,451
Electrical Equipment - 0.5%
Alstom SA	325,690	22,882
Cooper Industries Ltd. Class A	355,400	11,462
Energy Conversion Devices, Inc. (a)	384,767	4,306
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	388,133	$ 17,645
Renewable Energy Corp. AS (a)	2,279,092	15,433
SunPower Corp. Class B (a)	844,981	18,074
		89,802
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	243,600	8,036
General Electric Co.	10,166,695	141,317
Siemens AG sponsored ADR	377,400	32,773
Textron, Inc.	2,545,111	39,093
Tyco International Ltd.	644,600	20,427
		241,646
Machinery - 1.6%
Caterpillar, Inc.	546,000	24,739
Cummins, Inc.	1,399,921	63,444
Danaher Corp.	868,219	52,710
Deere & Co.	921,466	40,176
Eaton Corp.	730,806	39,427
Flowserve Corp.	37,800	3,260
Illinois Tool Works, Inc.	173,800	7,268
Ingersoll-Rand Co. Ltd.	492,000	15,198
Navistar International Corp. (a)	645,222	27,899
PACCAR, Inc.	425,140	15,377
Parker Hannifin Corp.	26,400	1,285
Toro Co.	287,816	10,917
Trinity Industries, Inc.	165,400	2,613
Vallourec SA	68,442	10,396
		314,709
Professional Services - 0.2%
Manpower, Inc.	368,189	19,035
Monster Worldwide, Inc. (a)	1,002,192	16,256
		35,291
Road & Rail - 0.5%
CSX Corp.	702,707	29,865
Norfolk Southern Corp.	245,700	11,270
Union Pacific Corp.	1,024,000	61,245
		102,380
Trading Companies & Distributors - 0.1%
GATX Corp.	85,200	2,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	154,775	$ 13,538
WESCO International, Inc. (a)	144,400	3,470
		19,345
TOTAL INDUSTRIALS		1,173,661
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Ciena Corp. (a)(f)	3,137,408	42,041
Juniper Networks, Inc. (a)	3,154,534	72,775
QUALCOMM, Inc.	897,615	41,667
Sycamore Networks, Inc. (a)	11,114,700	33,789
ZTE Corp. (H Shares)	2,350,640	10,949
		201,221
Computers & Peripherals - 0.5%
Apple, Inc. (a)	6,600	1,110
Hewlett-Packard Co.	29,400	1,320
Logitech International SA (a)	576,500	10,538
SanDisk Corp. (a)	4,151,208	73,476
Wistron Corp.	562,750	1,091
		87,535
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,105,297	28,384
Arrow Electronics, Inc. (a)	640,644	17,707
BYD Co. Ltd. (H Shares) (a)	1,592,000	9,983
Flextronics International Ltd. (a)	924,700	5,483
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,532,900	5,170
Tyco Electronics Ltd.	1,038,600	23,701
		90,428
Internet Software & Services - 0.3%
eBay, Inc. (a)	1,429,453	31,648
Equinix, Inc. (a)	22,114	1,863
Google, Inc. Class A (a)	44,301	20,452
		53,963
IT Services - 0.1%
RightNow Technologies, Inc. (a)	194,611	2,448
Visa, Inc. Class A	205,900	14,639
		17,087
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,351,400	$ 8,230
Aixtron AG	277,700	5,451
Analog Devices, Inc.	2,840,900	80,255
Applied Materials, Inc.	9,483,960	124,999
ARM Holdings PLC sponsored ADR	470,600	2,988
ASAT Holdings Ltd. (a)	88,719	0 *
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0 *
ASML Holding NV (NY Shares)	6,241,875	171,464
ATMI, Inc. (a)	899,081	15,275
Avago Technologies Ltd.	1,455,900	26,497
Brooks Automation, Inc. (a)	2,473,662	16,079
Cirrus Logic, Inc. (a)	1,156,157	5,735
Cymer, Inc. (a)	403,933	14,210
Hynix Semiconductor, Inc. (a)	424,690	7,464
Inotera Memories, Inc. (a)	20,881,000	11,738
Intel Corp.	8,751,984	177,840
International Rectifier Corp. (a)	13,919	261
KLA-Tencor Corp.	2,260,374	70,524
Kulicke & Soffa Industries, Inc. (a)	1,529,527	8,045
Lam Research Corp. (a)	1,895,650	58,196
Marvell Technology Group Ltd. (a)	5,503,970	83,936
Maxim Integrated Products, Inc.	635,400	11,933
MediaTek, Inc.	372,600	5,412
MEMC Electronic Materials, Inc. (a)	68,000	1,085
Micron Technology, Inc. (a)	17,606,000	129,756
Novellus Systems, Inc. (a)	441,400	8,457
Photronics, Inc. (a)	596,976	2,722
Richtek Technology Corp.	783,350	6,213
Samsung Electronics Co. Ltd.	178,316	110,073
Skyworks Solutions, Inc. (a)	1,364,284	15,894
Teradyne, Inc. (a)	3,390,700	27,973
Tokyo Electron Ltd.	755,800	41,096
Varian Semiconductor Equipment Associates, Inc. (a)	354,378	10,833
Verigy Ltd. (a)	1,532,776	16,385
Volterra Semiconductor Corp. (a)	172,297	3,051
		1,280,070
Software - 1.7%
Adobe Systems, Inc. (a)	536,596	16,860
BMC Software, Inc. (a)	915,174	32,626
Citrix Systems, Inc. (a)	907,474	32,379
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	9,860,300	$ 243,056
Oracle Corp.	83,000	1,815
		326,736
TOTAL INFORMATION TECHNOLOGY		2,057,040
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	414,900	31,130
Airgas, Inc.	321,900	14,968
Albemarle Corp.	615,847	19,849
Dow Chemical Co.	1,776,100	37,813
E.I. du Pont de Nemours & Co.	575,900	18,388
Fertilizantes Fosfatados SA (PN)	188,500	1,765
Monsanto Co.	456,713	38,309
Praxair, Inc.	324,700	24,879
Solutia, Inc. (a)	924,470	11,306
Terra Industries, Inc.	156,343	4,864
The Mosaic Co.	31,900	1,546
		204,817
Construction Materials - 0.0%
Vulcan Materials Co.	122,100	6,110
Containers & Packaging - 0.3%
Ball Corp.	295,238	14,307
Owens-Illinois, Inc. (a)	521,700	17,706
Pactiv Corp. (a)	96,600	2,401
Rock-Tenn Co. Class A	29,651	1,521
Temple-Inland, Inc.	840,193	14,208
		50,143
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	268,900	15,425
Alcoa, Inc.	157,500	1,898
Freeport-McMoRan Copper & Gold, Inc.	176,845	11,138
Globe Specialty Metals, Inc.	117,400	962
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	12,637
Impala Platinum Holdings Ltd.	86,200	2,014
Ivanhoe Mines Ltd. (a)	425,200	4,708
Newcrest Mining Ltd.	408,643	10,369
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	338,200	$ 15,063
Yamana Gold, Inc.	1,235,000	11,362
		85,576
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	396,064	14,809
TOTAL MATERIALS		361,455
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	1,068,106	34,425
Clearwire Corp. Class A (a)	2,594,537	19,874
Qwest Communications International, Inc.	3,037,300	10,904
Verizon Communications, Inc.	6,128,240	190,221
		255,424
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,693,864	53,611
NII Holdings, Inc. (a)	176,406	4,183
Sprint Nextel Corp. (a)	6,068,623	22,211
Vivo Participacoes SA sponsored ADR	340,900	7,759
		87,764
TOTAL TELECOMMUNICATION SERVICES		343,188
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	2,593,796	81,523
Entergy Corp.	498,288	39,365
Exelon Corp.	207,381	10,373
FirstEnergy Corp.	1,283,268	57,914
FPL Group, Inc.	798,500	44,860
Pinnacle West Capital Corp.	358,500	11,798
		245,833
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	1,287,431	17,599
Constellation Energy Group, Inc.	1,339,900	42,408
EDP Renovaveis SA (a)	316,308	3,138
NRG Energy, Inc. (a)	508,100	13,642
		76,787
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	2,948,200	$ 36,558
PG&E Corp.	782,500	31,762
Sempra Energy	772,100	38,736
TECO Energy, Inc.	1,215,500	16,190
		123,246
TOTAL UTILITIES		445,866
TOTAL COMMON STOCKS (Cost $10,585,654)		11,239,807
Convertible Preferred Stocks - 0.3%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(g)	35,300	5,998
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	18,200	14,411
Wells Fargo & Co. 7.50%	12,000	10,230
		24,641
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0 *
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	22,815
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,165)		53,454
Corporate Bonds - 8.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (g)	$ 405	$ 727
Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	4,524	4,744
5.875% 3/15/11	1,680	1,748
		6,492
Diversified Consumer Services - 0.0%
Trustees of Dartmouth College 4.75% 6/1/19	1	1
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,031
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,488
5.875% 1/15/36	1,780	1,488
		4,976
Media - 0.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,618
6.875% 5/1/12	1,974	2,159
7.625% 4/15/31	4,975	5,463
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	439
Comcast Corp.:
4.95% 6/15/16	1,520	1,542
5.5% 3/15/11	309	324
5.7% 5/15/18	7,229	7,634
5.85% 1/15/10	49	50
6.45% 3/15/37	4,360	4,651
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,750
4.625% 6/1/13	3,612	3,722
6.25% 6/1/18 (g)	2,370	2,522
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,359
8.25% 2/1/30	6,315	4,799
News America Holdings, Inc. 7.75% 12/1/45	15,780	16,526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 198	$ 199
5.3% 12/15/14	708	759
6.2% 12/15/34	1,720	1,669
6.9% 3/1/19 (g)	3,935	4,433
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,108
6.2% 7/1/13	1,879	2,030
6.75% 7/1/18	949	1,048
7.3% 7/1/38	2,509	2,839
8.75% 2/14/19	5,351	6,587
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,742
6.5% 11/15/36	3,450	3,474
		83,446
TOTAL CONSUMER DISCRETIONARY		96,946
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	59	62
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (g)	5,328	5,675
6.875% 11/15/19 (g)	5,400	6,040
8.2% 1/15/39 (g)	10,075	12,783
Diageo Capital PLC 5.2% 1/30/13	4,139	4,420
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,432
PepsiCo, Inc. 7.9% 11/1/18	7,370	9,295
		40,707
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.9675% 6/1/10 (m)	1,856	1,853
6.036% 12/10/28	1,831	1,729
6.302% 6/1/37 (m)	3,829	3,025
		6,607
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	612
General Mills, Inc. 5.65% 2/15/19	1,282	1,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	$ 7,720	$ 9,065
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,191
6.75% 2/19/14	436	495
		14,748
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,538
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	25,637
Philip Morris International, Inc. 4.875% 5/16/13	1,447	1,540
Reynolds American, Inc.:
6.75% 6/15/17	2,366	2,411
7.25% 6/15/37	7,970	7,666
		37,254
TOTAL CONSUMER STAPLES		100,854
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	3,632	4,318
Transocean Ltd. 5.25% 3/15/13	2,802	2,950
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,453
5.15% 3/15/13	1,841	1,918
		10,639
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,020
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,637	3,804
5.7% 5/15/17	937	981
ConocoPhillips:
4.75% 2/1/14	853	915
5.75% 2/1/19	9,619	10,533
Duke Capital LLC:
6.25% 2/15/13	809	864
6.75% 2/15/32	8,145	7,805
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (g)	$ 8,650	$ 7,800
6.875% 2/1/11	1,870	1,950
7.875% 8/16/10	839	878
El Paso Natural Gas Co. 5.95% 4/15/17	756	777
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	1,370	1,474
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,458
6.5% 4/15/18	1,918	2,014
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,539
Enterprise Products Operating LP:
4.625% 10/15/09	1,574	1,577
5.6% 10/15/14	1,581	1,672
5.65% 4/1/13	563	598
Gazstream SA 5.625% 7/22/13 (g)	666	666
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,242
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	12,735
Lukoil International Finance BV 6.656% 6/7/22 (g)	988	894
Nakilat, Inc. 6.067% 12/31/33 (g)	5,528	4,603
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	2,228
Nexen, Inc.:
5.05% 11/20/13	3,109	3,193
5.2% 3/10/15	735	743
5.875% 3/10/35	1,565	1,376
6.4% 5/15/37	5,235	4,844
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	3,118
Pemex Project Funding Master Trust 1.9294% 6/15/10 (g)(m)	1,007	1,004
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	6,941	7,826
Petroleos Mexicanos 8% 5/3/19 (g)	508	572
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,005
6.65% 1/15/37	4,940	5,144
7.75% 10/15/12	1,907	2,108
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,415	2,629
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 3,472	$ 3,558
5.5% 9/30/14 (g)	4,853	5,022
5.832% 9/30/16 (g)	1,086	1,115
6.332% 9/30/27 (g)	5,910	5,442
6.75% 9/30/19 (g)	3,177	3,321
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,370
Source Gas LLC 5.9% 4/1/17 (g)	2,865	2,326
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	9,611
6.85% 6/1/39	8,895	9,505
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,222
TEPPCO Partners LP 5.9% 4/15/13	2,619	2,818
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,400
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)	1,917	1,610
XTO Energy, Inc.:
5% 1/31/15	1,414	1,478
5.65% 4/1/16	970	1,016
5.9% 8/1/12	3,600	3,894
6.5% 12/15/18	7,500	8,256
		175,515
TOTAL ENERGY		186,154
FINANCIALS - 3.7%
Capital Markets - 0.9%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (m)	1,892	1,890
0.9025% 9/9/09 (m)	1,028	1,028
4.245% 1/7/10	984	989
4.5% 10/28/10	1,482	1,539
5.3% 10/30/15	946	959
5.85% 7/19/10	3,047	3,131
6.95% 8/10/12	13,792	15,409
BlackRock, Inc. 6.25% 9/15/17	2,483	2,612
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	5,038
5.95% 1/18/18	3,225	3,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 1,593	$ 1,682
6.75% 10/1/37	11,195	11,208
7.5% 2/15/19	19,421	22,359
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,319
Lazard Group LLC:
6.85% 6/15/17	3,104	3,037
7.125% 5/15/15	1,113	1,118
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	5,275
6.15% 4/25/13	894	931
6.4% 8/28/17	2,110	2,079
6.875% 4/25/18	3,285	3,354
Morgan Stanley:
0.7875% 1/9/12 (m)	7,709	7,453
0.8375% 1/9/14 (m)	4,044	3,742
4.75% 4/1/14	642	637
5.05% 1/21/11	2,462	2,543
5.25% 11/2/12	198	209
5.45% 1/9/17	193	191
5.95% 12/28/17	445	455
6% 5/13/14	6,140	6,511
6.6% 4/1/12	4,624	5,024
6.625% 4/1/18	1,106	1,182
6.75% 4/15/11	5,876	6,249
7.3% 5/13/19	6,528	7,270
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	790	795
State Street Corp. 4.3% 5/30/14	1,310	1,373
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,629
4.95% 11/1/12	3,124	3,381
5.45% 5/15/19	6,656	7,074
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	3,261
5.875% 12/20/17	2,415	2,393
		163,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (g)	$ 888	$ 955
Bank of America NA 6% 10/15/36	7,045	6,522
Bank One Corp.:
5.25% 1/30/13	752	795
7.875% 8/1/10	559	591
BB&T Corp. 6.5% 8/1/11	1,005	1,051
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,319
Credit Suisse First Boston 6% 2/15/18	14,192	14,596
Credit Suisse First Boston New York Branch 5% 5/15/13	4,602	4,886
Credit Suisse New York Branch 5.5% 5/1/14	6,000	6,449
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (g)(m)	3,396	3,022
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,394
5.25% 2/10/14 (g)	456	455
5.5% 10/17/12	1,824	1,886
Fifth Third Bancorp:
4.5% 6/1/18	100	74
8.25% 3/1/38	1,697	1,508
HBOS PLC 6.75% 5/21/18 (g)	560	467
HSBC Holdings PLC:
0.7775% 10/6/16 (m)	1,254	1,162
6.5% 5/2/36	6,175	6,368
6.5% 9/15/37	10,625	10,988
JPMorgan Chase Bank 6% 10/1/17	1,694	1,786
KeyBank NA:
5.8% 7/1/14	905	872
7% 2/1/11	908	924
Korea Development Bank 4.625% 9/16/10	1,482	1,495
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (g)(m)	791	643
National City Bank, Cleveland 4.5% 3/15/10	2,379	2,413
PNC Funding Corp.:
0.6275% 1/31/12 (m)	4,837	4,601
7.5% 11/1/09	1,638	1,652
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (g)(m)	3,571	3,286
5.805% 6/20/16 (g)(m)	3,399	2,791
Standard Chartered Bank 6.4% 9/26/17 (g)	3,388	3,294
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)	$ 2,371	$ 2,079
Union Planters Corp. 7.75% 3/1/11	485	470
UnionBanCal Corp. 5.25% 12/16/13	535	497
Wachovia Bank NA 4.875% 2/1/15	1,138	1,144
Wachovia Corp.:
0.6331% 4/23/12 (m)	439	424
0.6394% 10/15/11 (m)	3,247	3,165
5.625% 10/15/16	2,748	2,741
5.75% 6/15/17	2,371	2,501
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,151
5.625% 12/11/17	2,371	2,484
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	491
		107,392
Consumer Finance - 0.5%
Capital One Bank USA NA 8.8% 7/15/19	5,725	6,134
Capital One Financial Corp.:
0.93% 9/10/09 (m)	2,649	2,649
7.375% 5/23/14	5,840	6,371
Discover Financial Services:
1.1688% 6/11/10 (m)	3,252	3,169
6.45% 6/12/17	11,229	9,791
General Electric Capital Corp.:
5.625% 9/15/17	22,752	22,802
5.9% 5/13/14	8,210	8,774
Household Finance Corp.:
6.375% 10/15/11	1,504	1,580
7% 5/15/12	378	407
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,085
5.25% 1/15/14	852	869
MBNA America Bank NA 7.125% 11/15/12 (g)	561	582
MBNA Corp. 7.5% 3/15/12	1,300	1,372
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	3,432	3,403
ORIX Corp. 5.48% 11/22/11	311	307
SLM Corp.:
0.6638% 7/26/10 (m)	24,266	22,202
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.7338% 10/25/11 (m)	$ 6,795	$ 5,381
0.8294% 3/15/11 (m)	90	78
4.5% 7/26/10	3,810	3,645
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	298	295
		100,896
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	7,003	7,390
BP Capital Markets PLC 5.25% 11/7/13	16,534	18,103
Citigroup, Inc.:
0.5194% 5/18/11 (m)	2,272	2,174
5.3% 10/17/12	11,325	11,441
5.5% 4/11/13	8,594	8,554
6.125% 5/15/18	12,994	12,218
6.5% 1/18/11	1,057	1,092
6.5% 8/19/13	18,375	18,868
8.5% 5/22/19	12,000	13,117
CME Group, Inc. 5.75% 2/15/14	3,229	3,529
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	18,392
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)	2,423	1,018
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,912
6.375% 3/25/13	1,215	953
6.625% 11/15/13	2,200	1,704
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	8,875
4.891% 9/1/15 (m)	2,206	1,991
5.6% 6/1/11	2,503	2,642
5.75% 1/2/13	1,792	1,912
6.3% 4/23/19	8,000	8,770
6.75% 2/1/11	304	324
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	624
5.5% 1/15/14 (g)	562	429
5.7% 4/15/17 (g)	1,371	867
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,520
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)	1,878	1,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)	$ 4,049	$ 3,523
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(m)	1,303	1,044
		155,620
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	7,800	9,012
Assurant, Inc.:
5.625% 2/15/14	1,546	1,581
6.75% 2/15/34	1,590	1,271
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	457
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	1,205	952
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	607
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	352
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,500	6,172
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (g)(m)	5,556	5,346
MetLife, Inc.:
5% 6/15/15	941	977
6.125% 12/1/11	800	855
6.75% 6/1/16	5,158	5,642
7.717% 2/15/19	8,679	10,152
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	2,668	2,684
5.125% 4/10/13 (g)	452	465
5.125% 6/10/14 (g)	4,625	4,820
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,365
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,801
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,762
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	5,170	5,484
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,765
5.4% 6/13/35	365	301
5.5% 3/15/16	344	340
5.7% 12/14/36	310	272
6.2% 1/15/15	920	964
7.375% 6/15/19	2,520	2,739
8.875% 6/15/68 (m)	2,403	2,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	$ 2,702	$ 2,187
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	3,388
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,048
		77,984
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	1,943
Arden Realty LP 5.2% 9/1/11	1,083	1,121
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	297
5.5% 1/15/12	1,935	2,009
6.625% 9/15/11	661	702
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,496	2,494
5.625% 12/15/10	3,298	3,286
5.75% 4/1/12	1,502	1,465
BRE Properties, Inc.:
4.875% 5/15/10	2,089	2,084
5.75% 9/1/09	494	494
Camden Property Trust:
4.375% 1/15/10	1,195	1,203
5.375% 12/15/13	531	523
5.875% 11/30/12	2,392	2,458
CPG Partners LP 6% 1/15/13	823	825
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,354
5% 5/3/10	1,812	1,761
5.25% 4/15/11	1,967	1,859
5.375% 10/15/12	1,039	944
Duke Realty LP:
4.625% 5/15/13	507	476
5.25% 1/15/10	367	368
5.4% 8/15/14	447	420
5.5% 3/1/16	3,075	2,728
5.625% 8/15/11	5,086	5,137
5.875% 8/15/12	92	92
Equity One, Inc.:
6% 9/15/17	690	604
6.25% 1/15/17	399	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 334	$ 329
6% 7/15/12	2,371	2,446
6.2% 1/15/17	501	469
HRPT Properties Trust:
5.75% 11/1/15	719	625
6.25% 6/15/17	996	875
6.65% 1/15/18	499	436
Liberty Property LP:
5.125% 3/2/15	686	634
5.5% 12/15/16	1,202	1,057
Mack-Cali Realty LP:
5.05% 4/15/10	655	657
7.75% 2/15/11	789	830
Simon Property Group LP:
4.6% 6/15/10	886	903
4.875% 8/15/10	545	558
5% 3/1/12	294	301
5.375% 6/1/11	502	516
5.6% 9/1/11	2,197	2,278
5.75% 5/1/12	1,024	1,074
6.75% 5/15/14	5,698	6,106
7.75% 1/20/11	664	700
Tanger Properties LP 6.15% 11/15/15	20	19
Washington (REIT) 5.95% 6/15/11	2,940	2,903
		61,724
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	358	374
Post Apartment Homes LP:
5.45% 6/1/12	1,096	1,049
6.3% 6/1/13	1,938	1,895
Regency Centers LP:
4.95% 4/15/14	494	442
5.25% 8/1/15	1,725	1,550
5.875% 6/15/17	854	770
		6,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	$ 11,054	$ 12,120
7.625% 6/1/19	21,000	23,121
Countrywide Financial Corp. 5.8% 6/7/12	2,358	2,447
Countrywide Home Loans, Inc. 4% 3/22/11	3,498	3,532
Independence Community Bank Corp.:
2.4169% 4/1/14 (m)	3,410	3,013
2.6688% 6/20/13 (m)	1	1
4.9% 9/23/10	1,371	1,416
		45,650
TOTAL FINANCIALS		719,032
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,639
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,260
6.3% 8/15/14	2,925	2,666
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,507
		7,433
Pharmaceuticals - 0.1%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,713
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,584
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,485
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	828
		13,808
TOTAL HEALTH CARE		23,880
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	2,135	2,171
6.375% 6/1/19 (g)	5,000	5,424
6.4% 12/15/11 (g)	661	709
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (g)	$ 2,615	$ 2,419
7.45% 5/1/34 (g)	3,000	2,370
		13,093
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	320	307
7.024% 4/15/11	2,288	2,277
7.858% 4/1/13	4,393	4,195
Continental Airlines, Inc.:
6.648% 3/15/19	2,491	2,143
6.82% 5/1/18	179	149
6.9% 7/2/19	692	602
7.056% 3/15/11	1,422	1,415
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	294	263
7.57% 11/18/10	7,740	7,547
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,764	1,358
8.36% 7/20/20	1,184	983
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	39	39
6.201% 3/1/10	25	25
6.602% 9/1/13	71	70
		21,373
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (m)	3,811	3,743
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,128
5.45% 10/15/12	4,620	5,035
6% 10/15/17	2,368	2,607
General Electric Co. 5.25% 12/6/17	25,356	25,888
		35,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	$ 494	$ 503
TOTAL INDUSTRIALS		74,370
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.95% 2/15/19	620	647
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,422
6% 10/1/12	3,134	3,242
6.55% 10/1/17	1,908	1,896
7.125% 10/1/37	2,405	2,405
		9,965
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,350
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (m)	3,403	3,278
TOTAL INFORMATION TECHNOLOGY		15,240
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,528
8.55% 5/15/19	5,119	5,576
E.I. du Pont de Nemours & Co. 5% 1/15/13	205	222
Lubrizol Corp. 8.875% 2/1/19	750	925
		12,251
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,455
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,476
6.4% 1/15/18	1,414	1,398
		2,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	$ 1,597	$ 1,678
5.5% 4/1/14	6,648	7,238
6.5% 4/1/19	6,648	7,579
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,768
Nucor Corp. 6.4% 12/1/37	5,600	6,335
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,498
6.5% 7/15/18	9,139	9,839
7.125% 7/15/28	9,574	10,128
United States Steel Corp. 6.65% 6/1/37	4,497	3,746
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,989
		60,798
TOTAL MATERIALS		77,378
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,415
AT&T, Inc.:
5.8% 2/15/19	7,105	7,628
6.3% 1/15/38	12,550	13,176
6.7% 11/15/13	949	1,075
6.8% 5/15/36	15,241	16,953
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,988
BellSouth Corp. 6.55% 6/15/34	4,340	4,655
British Telecommunications PLC 9.125% 12/15/10 (e)	2,197	2,367
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,979	2,108
6.75% 8/20/18	5,824	6,575
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,896
5.875% 2/1/12	2,210	2,383
5.875% 8/15/12	790	864
Sprint Capital Corp. 6.875% 11/15/28	15,445	11,236
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,982
4.95% 9/30/14	2,594	2,677
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 3,073	$ 3,188
6.999% 6/4/18	8,694	9,556
7.2% 7/18/36	7,024	7,707
7.721% 6/4/38	7,005	8,178
Telefonica Emisiones SAU:
0.8094% 2/4/13 (m)	1,943	1,900
5.877% 7/15/19	5,604	6,096
6.421% 6/20/16	939	1,052
7.045% 6/20/36	2,344	2,780
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,065
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,907
6.25% 4/1/37	4,611	4,872
6.4% 2/15/38	9,165	9,907
6.9% 4/15/38	10,030	11,477
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,360
Verizon New England, Inc. 6.5% 9/15/11	720	776
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,337
		162,136
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.625% 11/15/17	1,462	1,466
Rogers Communications, Inc. 6.8% 8/15/18	5,520	6,251
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	1,919	2,075
8.5% 11/15/18 (g)	746	940
Vodafone Group PLC:
5% 12/16/13	1,856	1,970
5.5% 6/15/11	2,232	2,369
7.75% 2/15/10	1,494	1,539
		16,610
TOTAL TELECOMMUNICATION SERVICES		178,746
UTILITIES - 0.9%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	2,415	2,647
Appalachian Power Co. 6.375% 4/1/36	5,500	5,746
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 3,325	$ 3,507
8.875% 11/15/18	5,543	6,970
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,505
Duke Energy Carolinas LLC 6.05% 4/15/38	1,397	1,565
EDP Finance BV:
5.375% 11/2/12 (g)	1,612	1,723
6% 2/2/18 (g)	2,964	3,197
Exelon Corp.:
4.9% 6/15/15	2,587	2,627
6.75% 5/1/11	538	575
FirstEnergy Corp. 6.45% 11/15/11	1,595	1,743
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (g)	1,798	1,838
6.05% 8/15/21 (g)	4,186	4,232
6.8% 8/15/39 (g)	3,260	3,330
Florida Power Corp.:
5.65% 6/15/18	3,630	3,985
6.4% 6/15/38	8,735	10,240
Illinois Power Co. 6.125% 11/15/17	333	350
Nevada Power Co.:
6.5% 5/15/18	5,290	5,765
6.5% 8/1/18	1,270	1,386
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,404
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,924	3,162
PECO Energy Co. 5.6% 10/15/13	8,290	8,972
Pennsylvania Electric Co. 6.05% 9/1/17	618	658
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,823
6.45% 8/15/12	3,016	3,209
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	4,819	3,759
Progress Energy, Inc. 7.1% 3/1/11	2,737	2,911
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,321
Tampa Electric Co. 6.15% 5/15/37	4,486	4,711
West Penn Power Co. 5.95% 12/15/17 (g)	254	263
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,765
		98,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 366
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,582
		2,948
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,592
Duke Capital LLC 5.668% 8/15/14	1,662	1,733
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,292
		8,617
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,277
5.2% 8/15/19	7,337	7,566
6.3% 9/30/66 (m)	12,002	8,761
7.5% 6/30/66 (m)	4,115	3,374
DTE Energy Co. 7.05% 6/1/11	795	845
KeySpan Corp. 7.625% 11/15/10	400	422
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,407
5.875% 10/1/12	2,361	2,561
6.5% 9/15/37	5,329	5,919
National Grid PLC 6.3% 8/1/16	1,194	1,291
NiSource Finance Corp.:
5.25% 9/15/17	682	634
5.4% 7/15/14	1,089	1,090
5.45% 9/15/20	2,219	2,011
6.4% 3/15/18	1,072	1,077
6.8% 1/15/19	6,000	6,085
7.875% 11/15/10	826	869
10.75% 3/15/16	3,481	4,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	$ 4,990	$ 3,942
WPS Resources Corp. 6.11% 12/1/66 (m)	713	520
		55,728
TOTAL UTILITIES		166,182
TOTAL NONCONVERTIBLE BONDS		1,638,782
TOTAL CORPORATE BONDS (Cost $1,521,070)		1,639,509
U.S. Government and Government Agency Obligations - 6.6%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
2.5% 5/15/14	12,245	12,177
2.75% 3/13/14	17,370	17,567
Freddie Mac 2.5% 4/23/14	19,600	19,540
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,233
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		54,517
U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,323	16,068
1.625% 1/15/15	109,542	109,337
1.625% 1/15/18	16,469	16,289
2% 4/15/12	10,260	10,494
2% 1/15/14 (q)	112,033	114,134
2.125% 1/15/19	100,435	103,385
2.375% 1/15/27 (q)	60,948	62,415
2.5% 7/15/16	149,485	157,053
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		589,175
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.18% 9/24/09 (j)	14,000	13,999
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.75% 8/15/12	$ 72,177	$ 72,747
1.875% 6/15/12	7,606	7,705
1.875% 4/30/14	258,380	253,879
2.625% 7/31/14 (f)	270,000	273,206
TOTAL U.S. TREASURY OBLIGATIONS		621,536
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,255,610)		1,265,228
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.8%
4% 9/1/24 (h)	1,000	1,009
4% 9/1/39 (h)	13,000	12,707
4% 9/1/39 (h)	6,000	5,865
4.275% 6/1/36 (m)	466	484
4.5% 9/1/24 (h)	19,000	19,527
4.5% 9/1/39 (h)	56,000	56,260
4.5% 9/1/39 (h)	18,000	18,084
5% 9/1/24 (h)	14,000	14,586
5% 12/1/25 to 10/1/38	125,984	129,976
5% 9/1/39 (h)(i)	10,000	10,259
5% 9/1/39 (h)(i)	135,000	138,492
5% 9/14/39 (h)(i)	2,500	2,565
5.5% 9/1/24 (h)	12,000	12,623
5.5% 6/1/33 to 3/1/39	208,697	218,474
5.5% 9/14/39 (h)(i)	110,000	114,433
5.564% 7/1/37 (m)	1,644	1,722
6% 6/1/30 to 11/1/38	136,888	145,340
6% 9/1/39 (h)(i)	9,000	9,467
6% 9/14/39 (h)	1,000	1,052
6.004% 4/1/36 (m)	1,174	1,238
6.106% 4/1/36 (m)	2,659	2,813
6.319% 4/1/36 (m)	1,274	1,353
6.5% 1/1/36	2,798	3,019
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 9/1/39 (h)(i)	$ 6,000	$ 6,416
6.5% 9/1/39 (h)	3,000	3,208
TOTAL FANNIE MAE		930,972
Freddie Mac - 0.6%
5% 3/1/19 to 7/1/38	56,327	58,711
5% 9/14/39 (h)	12,000	12,313
5.669% 10/1/35 (m)	784	829
5.919% 6/1/36 (m)	2,837	2,971
6% 11/1/33	742	789
6.103% 6/1/36 (m)	1,398	1,465
6.5% 11/1/34 to 3/1/36	25,447	27,375
TOTAL FREDDIE MAC		104,453
Government National Mortgage Association - 1.0%
5.5% 12/15/31 to 5/15/39	5,995	6,278
5.5% 9/1/39 (h)(i)	4,000	4,178
5.5% 9/21/39 (h)	7,000	7,307
5.5% 9/21/39 (h)(i)	19,000	19,843
5.5% 9/21/39 (h)(i)	99,000	103,345
5.5% 9/21/39 (h)(i)	23,000	24,010
6% 2/15/34	17,915	19,152
6.5% 3/15/34	8,719	9,428
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		193,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,197,560)		1,228,966
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (m)	1,999	1,061
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (m)	915	2
Class M8, 1.1156% 7/25/36 (m)	41	0 *
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (m)	329	300
Class M2, 1.3656% 2/25/34 (m)	482	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (m)	$ 288	$ 249
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (m)	28	26
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (m)	398	7
Class M4, 0.6656% 5/25/36 (m)	119	2
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (m)	187	5
Class M5, 0.6556% 4/25/36 (m)	177	4
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (m)	5,135	4,929
Series 2006-A7 Class A7, 0.2925% 10/20/12 (m)	2,381	2,286
Series 2006-C1 Class C1, 0.7525% 10/20/14 (m)	688	21
Series 2007-A1 Class A, 0.3225% 1/20/15 (m)	1,593	1,529
Series 2007-A4 Class A4, 0.3025% 4/22/13 (m)	2,639	2,533
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (g)(m)	715	714
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	176	178
Series 2006-1 Class B1, 5.2% 3/6/11	88	88
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	427
Series 2007-2M Class A3, 5.22% 4/8/10	370	377
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (m)	133	96
Series 2004-R11 Class M1, 0.9256% 11/25/34 (m)	628	291
Series 2004-R2 Class M3, 0.8156% 4/25/34 (m)	172	71
Series 2005-R2 Class M1, 0.7156% 4/25/35 (m)	2,266	1,605
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (m)	53	14
Series 2004-W11 Class M2, 0.9656% 11/25/34 (m)	616	256
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (m)	1,600	771
Class M2, 0.8656% 5/25/34 (m)	1,341	944
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (m)	1,703	519
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (m)	1,361	22
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (m)	2,929	1,550
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (m)	457	234
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (m)	261	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(m)	$ 6,960	$ 0 *
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (m)	3,768	3,759
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (m)	102	75
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4156% 8/25/36 (m)	2,160	1,955
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (g)(m)	373	373
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,751	1,541
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (m)	2,521	2,355
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (m)	790	718
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	639	642
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,250
Class C, 5.31% 6/15/12	1,633	1,592
Series 2007-1 Class C, 5.38% 11/15/12	583	469
Series 2007-SN1 Class D, 6.05% 1/17/12	285	264
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,203	1,204
Series 2006-C:
Class A3A, 5.07% 7/15/11	30	30
Class A3B, 0.2828% 7/15/11 (m)	83	82
Series 2007-B Class A3A, 5.03% 4/15/12	748	755
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (g)(m)	3,192	3,069
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (g)(m)	502	100
Class B, 1.0225% 7/20/39 (g)(m)	290	35
Class C, 1.3725% 7/20/39 (g)(m)	372	30
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	577
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (m)	5,102	178
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (m)	467	9
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (m)	3,478	117
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (m)	205	5
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (m)	1,978	520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (g)(m)	$ 243	$ 195
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	698	546
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (m)	582	579
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	292	261
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5356% 10/25/35 (m)	3,927	3,598
Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (m)	840	27
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (m)	6	6
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (m)	161	152
Series 2007-4 Class A1A, 0.3856% 9/25/37 (m)	939	882
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (m)	11,202	9,949
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0 *
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (m)	1,012	555
Class M4, 1.2356% 4/25/34 (m)	175	89
Series 2004-4 Class M2, 0.7956% 6/25/34 (m)	645	414
Series 2005-3 Class MV1, 0.6856% 8/25/35 (m)	2,242	2,040
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (m)	396	363
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (g)	54	54
Class A4, 5.115% 8/15/13 (g)	700	686
Series 2007-B Class A3, 5.47% 11/15/11 (g)	369	370
Series 2007-C Class A3, 5.43% 5/15/12 (g)	297	297
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (m)	3,191	3,132
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (g)	1,417	1,401
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (m)	43	24
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (m)	319	64
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (m)	6,512	1,979
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (m)	33	16
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (m)	4,998	4,191
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (m)	300	292
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF14 Class A2, 0.3256% 10/25/36 (m)	$ 3,460	$ 3,123
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (m)	98	95
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	570
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (m)	848	551
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	71	57
Class C, 5.41% 7/21/14	639	320
Series 2007-1:
Class A4, 5.03% 2/16/15	500	514
Class C, 5.43% 2/16/15	613	292
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (m)	79	36
Class M2, 1.0156% 2/25/34 (m)	135	105
Series 2005-A:
Class M3, 0.7556% 1/25/35 (m)	1,041	244
Class M4, 0.9456% 1/25/35 (m)	399	73
Series 2006-A Class M4, 0.6656% 5/25/36 (m)	209	2
Series 2006-D Class M1, 0.4956% 11/25/36 (m)	325	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (g)(m)	3,122	2,336
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,879	1,503
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (g)(m)	379	254
Series 2006-2A:
Class A, 0.4528% 11/15/34 (g)(m)	2,062	1,237
Class B, 0.5528% 11/15/34 (g)(m)	744	216
Class C, 0.6528% 11/15/34 (g)(m)	1,237	272
Class D, 1.0228% 11/15/34 (g)(m)	470	75
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (m)	976	947
Class C, 0.5128% 9/17/12 (m)	759	713
Series 2007-1 Class C, 0.5428% 3/15/13 (m)	5,209	4,772
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (m)	959	777
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (m)	736	442
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	$ 97	$ 84
Class C, 5.74% 12/15/14	207	165
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (m)	2,938	1,548
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (m)	1,186	46
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (m)	17	8
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (m)	86	85
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (m)	473	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (g)(m)	724	109
Series 2006-3:
Class B, 0.6656% 9/25/46 (g)(m)	719	108
Class C, 0.8156% 9/25/46 (g)(m)	1,676	168
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (m)	0 *	0 *
Series 2003-2 Class M1, 1.5856% 8/25/33 (m)	512	250
Series 2003-3 Class M1, 1.5556% 8/25/33 (m)	987	476
Series 2003-5 Class A2, 0.9656% 12/25/33 (m)	36	13
Series 2003-7 Class A2, 1.0256% 3/25/34 (m)	2	1
Series 2004-3 Class M2, 1.9656% 8/25/34 (m)	330	191
Series 2004-7 Class A3, 0.6556% 1/25/35 (m)	1	0 *
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (m)	299	281
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (m)	3,627	3,335
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (m)	21	19
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (m)	2,469	2,452
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (m)	644	370
Class M2, 0.5625% 3/20/36 (m)	1,065	516
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (m)	1,642	482
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	131	132
Class C, 5.34% 11/15/12	170	172
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (m)	3,185	64
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (m)	1,641	738
Class MV1, 0.4956% 11/25/36 (m)	1,335	137
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (m)	574	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (m)	$ 1,113	$ 884
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (m)	419	416
Class 2C, 2.3775% 3/27/42 (m)	2,909	474
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (g)(m)	299	0 *
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,980	2,741
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (m)	369	284
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (m)	22	22
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	19	11
Class C, 5.691% 10/20/28 (g)	9	4
Class D, 6.01% 10/20/28 (g)	103	46
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (m)	589	16
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (m)	861	30
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (m)	221	98
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	418	397
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (m)	948	673
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (m)	2,878	2,093
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (m)	77	73
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (m)	3,640	1,788
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (m)	63	13
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (m)	535	359
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (m)	484	184
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (m)	439	175
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (m)	457	72
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (m)	357	350
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (m)	352	2
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (m)	4,086	75
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (m)	38	8
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (m)	972	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (m)	$ 217	$ 204
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (g)(m)(p)	4,353	392
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	3,111	622
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (p)	3,238	89
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	466	30
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	22
Series 2006-3:
Class A1, 0.2956% 9/25/19 (m)	769	758
Class AIO, 7.1% 1/25/12 (p)	371	52
Series 2006-4:
Class A1, 0.2956% 3/25/25 (m)	845	811
Class AIO, 6.35% 2/27/12 (p)	1,181	155
Class D, 1.3656% 5/25/32 (m)	2,225	53
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	263
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	216
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (m)	1,566	314
Series 2005-D Class M2, 0.7356% 2/25/36 (m)	857	52
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (m)	534	510
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (m)	19	19
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (g)(m)	621	242
Series 2006-1A Class A, 1.6725% 3/20/11 (g)(m)	1,290	477
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (m)	378	297
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (m)	181	167
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (m)	247	230
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (m)	306	216
Class M3, 1.5156% 9/25/34 (m)	585	154
Class M4, 1.7156% 9/25/34 (m)	750	108
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (m)	440	65
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (m)	2,624	1,726
Class M3, 0.8256% 1/25/35 (m)	525	273
Class M4, 1.0956% 1/25/35 (m)	1,620	263
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (m)	$ 1,920	$ 35
Class M9, 2.1456% 5/25/35 (m)	3,649	20
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (g)(m)	3,609	3,269
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (g)	531	416
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (m)	390	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (m)	255	236
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (m)	6	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (m)	2,074	1,032
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (m)	96	1
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (m)	942	475
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (m)	607	545
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (g)(m)	1,232	1,022
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (m)	1,396	279
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (m)	197	128
Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (m)	92	14
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (m)	151	80
Series 2007-BC4 Class A3, 0.535% 11/25/37 (m)	10,065	9,161
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (g)(m)	1,436	383
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (m)	1,582	1,272
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (m)	1,373	1,351
Class B, 0.5728% 1/15/12 (m)	1,138	1,070
Class C, 0.8728% 1/15/12 (m)	1,638	1,343
Superior Wholesale Inventory Financing Trust XI Series 2005-A11 Class A, 0.3928% 2/15/14 (m)	1,896	1,886
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	$ 1,459	$ 1,245
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (m)	3,836	3,702
Class B, 0.4928% 6/15/12 (m)	424	392
Class C, 0.7728% 6/15/12 (m)	254	178
Series 2007-2 Class A, 0.9228% 10/15/12 (m)	2,863	2,731
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (m)	32	11
Series 2003-6HE Class A1, 0.7356% 11/25/33 (m)	40	15
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (g)(m)	2,116	106
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	604	597
Series 2007-A Class A3, 5.28% 2/13/12	1,759	1,773
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (m)	4,518	4,348
Class C, 0.6228% 10/17/11 (m)	4,877	4,571
Series 2007-1 Class C, 0.6428% 6/15/12 (m)	4,027	3,020
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	979	1,000
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	408	420
Class D, 5.54% 12/20/12 (g)	582	526
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0 *
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (m)	662	11
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (g)(m)	9,213	8,114
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	8,635	8,951
Series 2007-A5A Class A5, 1.0228% 10/15/14 (g)(m)	1,190	1,184
Series 2007-C1 Class C1, 0.6728% 5/15/14 (g)(m)	5,706	5,561
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0 *
Series 2006-2 Class A2, 0.3656% 7/25/36 (m)	519	500
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (g)(m)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $199,991)		201,773
Collateralized Mortgage Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (g)(m)	$ 3,138	$ 3,064
Class 2M, 0.64% 2/17/52 (g)(m)	2,132	2,054
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (g)(m)	1,568	1,019
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (m)	73	15
Class C, 5.6986% 4/10/49 (m)	194	35
Class D, 5.6986% 4/10/49 (m)	97	16
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (m)	101	78
Series 2003-L Class 2A1, 5.2191% 1/25/34 (m)	2,377	2,032
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (m)	2,575	2,169
Series 2004-A Class 2A2, 5.4508% 2/25/34 (m)	1,396	1,197
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (m)	190	146
Class 2A2, 4.5749% 3/25/34 (m)	1,511	1,284
Series 2004-C Class 1A1, 4.097% 4/25/34 (m)	223	184
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (m)	298	230
Class 2A2, 3.8898% 5/25/34 (m)	2,563	2,166
Series 2004-G Class 2A7, 4.2585% 8/25/34 (m)	2,184	1,861
Series 2004-H Class 2A1, 4.469% 9/25/34 (m)	2,064	1,701
Series 2005-H Class 1A1, 4.6982% 9/25/35 (m)	173	135
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(p)	43,021	3,076
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (m)	3,027	2,349
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (g)(m)(p)	4,850	64
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (m)	648	563
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (m)	4,880	4,406
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (m)	1,314	1,297
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (m)	1,637	1,451
Class A4, 3.4368% 8/25/34 (m)	1,398	1,233
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (g)(m)	$ 1,314	$ 1,109
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (m)	53	52
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (m)	526	212
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (m)	1,619	113
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (m)	37	20
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (m)	26	17
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (m)	329	274
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (m)	3,770	1,353
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (m)	458	420
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (m)	58	29
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (m)	2,175	1,666
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (g)(m)	3,771	2,999
Class C2, 0.98% 10/18/54 (g)(m)	1,263	821
Class M2, 0.76% 10/18/54 (g)(m)	2,165	1,484
Series 2007-1A Class C2, 1.06% 10/18/54 (g)(m)	321	276
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (g)(m)	3,161	2,213
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (g)(m)	3,418	2,734
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (m)	206	31
Series 2006-1A Class C2, 0.8725% 12/20/54 (g)(m)	7,110	1,067
Series 2006-2 Class C1, 0.7425% 12/20/54 (m)	5,920	710
Series 2006-3 Class C2, 0.7725% 12/20/54 (m)	1,233	148
Series 2006-4:
Class B1, 0.3625% 12/20/54 (m)	4,556	1,595
Class C1, 0.6525% 12/20/54 (m)	2,785	418
Class M1, 0.4425% 12/20/54 (m)	1,198	216
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (m)	$ 2,417	$ 290
Class 1M1, 0.4225% 12/20/54 (m)	1,611	290
Class 2C1, 0.7025% 12/20/54 (m)	1,098	132
Class 2M1, 0.5225% 12/20/54 (m)	2,067	372
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (m)	2,864	430
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (m)	472	60
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (m)	330	237
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (m)	845	569
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (m)	455	240
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (g)(m)	924	862
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (m)	256	84
Series 2005-1 Class M4, 1.0156% 4/25/35 (m)	28	3
Series 2005-3 Class A1, 0.5056% 8/25/35 (m)	639	298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	169	174
Class A3, 5.447% 6/12/47 (m)	2,492	2,205
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (m)	2,355	1,752
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (m)	1,107	988
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (m)	2,712	2,386
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (m)	1,965	1,709
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (m)	3,478	3,055
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	513
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (g)(m)	478	223
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (m)	60	34
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (m)	1,566	538
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	443	327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (m)	$ 545	$ 9
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (m)	2,266	1,001
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (g)(m)	273	154
Class C, 0.4628% 6/15/22 (g)(m)	1,682	706
Class D, 0.4728% 6/15/22 (g)(m)	647	181
Class E, 0.4828% 6/15/22 (g)(m)	1,035	228
Class F, 0.5128% 6/15/22 (g)(m)	1,683	337
Class G, 0.5828% 6/15/22 (g)(m)	387	62
Class H, 0.6028% 6/15/22 (g)(m)	778	109
Class J, 0.6428% 6/15/22 (g)(m)	906	109
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (m)	825	593
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (m)	1,145	5
Series 2004-A4 Class A1, 3.3459% 8/25/34 (m)	2,202	1,975
Series 2005-A2 Class A7, 4.4821% 2/25/35 (m)	2,653	2,022
Series 2006-A6 Class A4, 5.364% 10/25/33 (m)	1,877	1,614
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	5,626	5,422
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (m)	3,230	2,166
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (m)	3,232	143
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (m)	2,452	1,932
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (m)	573	430
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (m)	1,017	796
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (g)(m)	2,642	1,347
Class B6, 3.1256% 7/10/35 (g)(m)	562	261
Series 2004-A:
Class B4, 1.4756% 2/10/36 (g)(m)	833	335
Class B5, 1.9756% 2/10/36 (g)(m)	556	209
Series 2004-B:
Class B4, 1.3756% 2/10/36 (g)(m)	632	203
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B5, 1.8256% 2/10/36 (g)(m)	$ 463	$ 134
Class B6, 2.2756% 2/10/36 (g)(m)	164	40
Series 2004-C:
Class B4, 1.2256% 9/10/36 (g)(m)	837	276
Class B5, 1.6256% 9/10/36 (g)(m)	933	269
Class B6, 2.0256% 9/10/36 (g)(m)	173	40
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,385	1,225
Series 2004-SL3 Class A1, 7% 8/25/16	133	118
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (m)	266	168
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (g)(m)	511	362
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (g)(m)	5	5
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	149
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (m)	51	34
Series 2004-7 Class A3B, 1.535% 7/20/34 (m)	33	19
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (m)	362	6
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (g)(m)	91	44
Series 2003-15A Class 4A, 5.4571% 4/25/33 (m)	758	631
Series 2003-20 Class 1A1, 5.5% 7/25/33	670	575
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (m)	3,593	1,707
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (m)	10,353	9,804
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (m)	67	66
Series 2003-AR8 Class A, 4.1135% 8/25/33 (m)	1,123	1,007
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (m)	3,049	2,424
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (m)	1,066	909
Series 2004-H Class A1, 4.5272% 6/25/34 (m)	2,390	2,118
Series 2004-T Class A1, 3.954% 9/25/34 (m)	750	641
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 4.5277% 11/25/34 (m)	$ 4,976	$ 3,568
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (m)	839	765
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (m)	12,260	9,844
Class 2A6, 4.046% 7/25/35 (m)	710	615
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,801	3,293
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (m)	1,282	1,070
TOTAL PRIVATE SPONSOR		136,054
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	4,445	4,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,885)		140,555
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (m)	1,537	1,390
Class A2, 6.9094% 2/14/43 (m)	966	1,049
Class A3, 6.9594% 2/14/43 (m)	1,043	1,129
Class PS1, 1.556% 2/14/43 (m)(p)	5,022	177
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (m)	1,534	1,513
Series 2006-4 Class A1, 5.363% 7/10/46 (m)	825	839
Series 2006-5:
Class A1, 5.185% 9/10/47	954	971
Class A2, 5.317% 9/10/47	5,071	5,076
Class A3, 5.39% 9/10/47	1,832	1,757
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,234
Series 2007-2 Class A1, 5.421% 4/10/49	563	573
Series 2007-4 Class A3, 5.8115% 2/10/51 (m)	1,310	1,219
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	98
Series 2007-3:
Class A3, 5.6581% 6/10/49 (m)	2,194	1,850
Class A4, 5.6581% 6/10/49 (m)	2,739	2,098
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 321	$ 326
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,472
Series 2004-2:
Class A2, 3.52% 11/10/38	19	19
Class A3, 4.05% 11/10/38	1,777	1,777
Class A4, 4.153% 11/10/38	1,666	1,623
Series 2004-4 Class A3, 4.128% 7/10/42	552	554
Series 2005-1 Class A3, 4.877% 11/10/42	4,528	4,523
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	2,055	2,082
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,673
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	701
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	217
Class K, 6.15% 5/11/35 (g)	611	470
Series 2002-2 Class XP, 2.0377% 7/11/43 (g)(m)(p)	1,520	9
Series 2003-2 Class XP, 0.4553% 3/11/41 (g)(m)(p)	21,033	69
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	4,082	3,910
Series 2005-6 Class A3, 5.1791% 9/10/47 (m)	2,365	2,283
Series 2007-1 Class B, 5.543% 1/15/49	791	169
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (g)(m)	564	327
Class D, 0.6328% 3/15/22 (g)(m)	572	315
Class E, 0.6728% 3/15/22 (g)(m)	472	245
Class F, 0.7428% 3/15/22 (g)(m)	676	338
Class G, 0.8028% 3/15/22 (g)(m)	438	197
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (g)(m)	844	565
Class D, 0.4828% 10/15/19 (g)(m)	1,031	619
Class E, 0.5128% 10/15/19 (g)(m)	956	526
Class F, 0.5828% 10/15/19 (g)(m)	2,868	1,434
Class G, 0.6028% 10/15/19 (g)(m)	1,350	607
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (g)(m)	106	53
Series 2004-1:
Class A, 0.6256% 4/25/34 (g)(m)	1,786	1,268
Class B, 2.1656% 4/25/34 (g)(m)	200	80
Class M1, 0.8256% 4/25/34 (g)(m)	161	95
Class M2, 1.4656% 4/25/34 (g)(m)	148	74
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6956% 8/25/34 (g)(m)	$ 1,387	$ 971
Class M1, 0.8456% 8/25/34 (g)(m)	239	119
Series 2004-3:
Class A1, 0.6356% 1/25/35 (g)(m)	2,990	1,943
Class A2, 0.6856% 1/25/35 (g)(m)	429	266
Class M1, 0.7656% 1/25/35 (g)(m)	516	263
Class M2, 1.2656% 1/25/35 (g)(m)	245	108
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (g)(m)	2,180	1,424
Class M1, 0.6956% 8/25/35 (g)(m)	118	48
Class M2, 0.7456% 8/25/35 (g)(m)	195	73
Class M3, 0.7656% 8/25/35 (g)(m)	108	37
Class M4, 0.8756% 8/25/35 (g)(m)	99	32
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (g)(m)	880	594
Class A2, 0.6656% 11/25/35 (g)(m)	794	476
Class M1, 0.7056% 11/25/35 (g)(m)	104	43
Class M2, 0.7556% 11/25/35 (g)(m)	132	51
Class M3, 0.7756% 11/25/35 (g)(m)	118	43
Class M4, 0.8656% 11/25/35 (g)(m)	147	51
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (g)(m)	2,056	1,233
Class B1, 1.6656% 1/25/36 (g)(m)	178	48
Class M1, 0.7156% 1/25/36 (g)(m)	663	312
Class M2, 0.7356% 1/25/36 (g)(m)	199	88
Class M3, 0.7656% 1/25/36 (g)(m)	291	119
Class M4, 0.8756% 1/25/36 (g)(m)	161	59
Class M5, 0.9156% 1/25/36 (g)(m)	161	53
Class M6, 0.9656% 1/25/36 (g)(m)	171	49
Series 2006-1:
Class A2, 0.6256% 4/25/36 (g)(m)	310	178
Class M1, 0.6456% 4/25/36 (g)(m)	111	45
Class M2, 0.6656% 4/25/36 (g)(m)	117	45
Class M3, 0.6856% 4/25/36 (g)(m)	101	37
Class M4, 0.7856% 4/25/36 (g)(m)	57	20
Class M5, 0.8256% 4/25/36 (g)(m)	55	18
Class M6, 0.9056% 4/25/36 (g)(m)	111	34
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (g)(m)	4,725	3,172
Class A2, 0.5456% 7/25/36 (g)(m)	281	163
Class B1, 1.1356% 7/25/36 (g)(m)	105	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9656% 7/25/36 (g)(m)	$ 159	$ 40
Class M1, 0.5756% 7/25/36 (g)(m)	295	119
Class M2, 0.5956% 7/25/36 (g)(m)	208	79
Class M3, 0.6156% 7/25/36 (g)(m)	172	62
Class M4, 0.6856% 7/25/36 (g)(m)	116	40
Class M5, 0.7356% 7/25/36 (g)(m)	143	47
Class M6, 0.8056% 7/25/36 (g)(m)	213	66
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (g)(m)	184	28
Class B2, 1.6156% 10/25/36 (g)(m)	133	17
Class B3, 2.8656% 10/25/36 (g)(m)	216	28
Class M4, 0.6956% 10/25/36 (g)(m)	204	47
Class M5, 0.7456% 10/25/36 (g)(m)	244	49
Class M6, 0.8256% 10/25/36 (g)(m)	477	86
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (g)(m)	1,047	703
Class A2, 0.5356% 12/25/36 (g)(m)	5,116	2,379
Class B1, 0.9656% 12/25/36 (g)(m)	164	36
Class B2, 1.5156% 12/25/36 (g)(m)	167	33
Class B3, 2.7156% 12/25/36 (g)(m)	283	50
Class M1, 0.5556% 12/25/36 (g)(m)	341	114
Class M2, 0.5756% 12/25/36 (g)(m)	227	71
Class M3, 0.6056% 12/25/36 (g)(m)	228	67
Class M4, 0.6656% 12/25/36 (g)(m)	276	77
Class M5, 0.7056% 12/25/36 (g)(m)	252	66
Class M6, 0.7856% 12/25/36 (g)(m)	227	55
Series 2007-1:
Class A2, 0.5356% 3/25/37 (g)(m)	1,064	521
Class B1, 0.9356% 3/25/37 (g)(m)	342	62
Class B2, 1.4156% 3/25/37 (g)(m)	245	37
Class B3, 3.6156% 3/25/37 (g)(m)	675	81
Class M1, 0.5356% 3/25/37 (g)(m)	298	113
Class M2, 0.5556% 3/25/37 (g)(m)	222	71
Class M3, 0.5856% 3/25/37 (g)(m)	198	60
Class M4, 0.6356% 3/25/37 (g)(m)	161	44
Class M5, 0.6856% 3/25/37 (g)(m)	248	60
Class M6, 0.7656% 3/25/37 (g)(m)	348	75
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (g)(m)	930	540
Class A2, 0.5856% 7/25/37 (g)(m)	872	410
Class B1, 1.8656% 7/25/37 (g)(m)	270	39
Class B2, 2.5156% 7/25/37 (g)(m)	234	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6156% 7/25/37 (g)(m)	$ 263	$ 34
Class M1, 0.6356% 7/25/37 (g)(m)	305	107
Class M2, 0.6756% 7/25/37 (g)(m)	168	50
Class M3, 0.7556% 7/25/37 (g)(m)	169	42
Class M4, 0.9156% 7/25/37 (g)(m)	335	67
Class M5, 1.0156% 7/25/37 (g)(m)	295	53
Class M6, 1.2656% 7/25/37 (g)(m)	375	56
Series 2007-3:
Class A2, 0.5556% 7/25/37 (g)(m)	1,096	541
Class B1, 1.2156% 7/25/37 (g)(m)	244	48
Class B2, 1.8656% 7/25/37 (g)(m)	611	104
Class B3, 4.2656% 7/25/37 (g)(m)	325	48
Class M1, 0.5756% 7/25/37 (g)(m)	218	82
Class M2, 0.6056% 7/25/37 (g)(m)	233	81
Class M3, 0.6356% 7/25/37 (g)(m)	366	120
Class M4, 0.7656% 7/25/37 (g)(m)	575	168
Class M5, 0.8656% 7/25/37 (g)(m)	301	74
Class M6, 1.0656% 7/25/37 (g)(m)	229	53
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (g)(m)	346	45
Class B2, 3.7156% 9/25/37 (g)(m)	1,250	150
Class M1, 1.2156% 9/25/37 (g)(m)	333	83
Class M2, 1.3156% 9/25/37 (g)(m)	333	70
Class M4, 1.8656% 9/25/37 (g)(m)	844	143
Class M5, 2.0156% 9/25/37 (g)(m)	844	127
Class M6, 2.2156% 9/25/37 (g)(m)	847	114
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	3,749	58
Series 2007-5A Class IO, 1.5496% 10/25/37 (g)(p)	8,090	696
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (g)(m)	884	424
Class H, 0.9228% 3/15/19 (g)(m)	595	256
Class J, 1.1228% 3/15/19 (g)(m)	447	170
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (g)(m)	653	326
Class E, 0.5728% 3/15/22 (g)(m)	3,391	1,571
Class F, 0.6228% 3/15/22 (g)(m)	2,081	890
Class G, 0.6728% 3/15/22 (g)(m)	534	209
Class H, 0.8228% 3/15/22 (g)(m)	653	235
Class J, 0.9728% 3/15/22 (g)(m)	653	183
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 745	$ 764
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,630	1,641
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,698	1,513
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	1,539	1,563
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,345
Series 2007-PW16:
Class A4, 5.7167% 6/11/40 (m)	769	660
Class AAB, 5.7167% 6/11/40 (m)	6,290	5,972
Series 2007-PW17 Class A1, 5.282% 6/11/50	947	955
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	426
Class A4, 5.7% 6/11/50	5,820	4,961
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	451	455
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (g)(m)(p)	12,312	100
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,391
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (g)(m)(p)	19,121	393
Series 2006-T22:
Class A1, 5.415% 4/12/38 (m)	221	224
Class A4, 5.4634% 4/12/38 (m)	164	156
Series 2007-PW15 Class A1, 5.016% 2/11/44	472	475
Series 2007-PW16:
Class B, 5.713% 6/11/40 (g)	210	61
Class C, 5.713% 6/11/40 (g)	175	44
Class D, 5.713% 6/11/40 (g)	175	42
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (g)(m)(p)	130,963	1,762
Series 2007-T28:
Class A1, 5.422% 9/11/42	231	235
Class X2, 0.1821% 9/11/42 (g)(m)(p)	65,803	439
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (g)(m)	1,139	589
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,509
Class XCL, 2.3511% 5/15/35 (g)(m)(p)	21,223	786
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	525
Class F, 7.734% 1/15/32	285	284
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.: - continued
Series 2001-245 Class A2, 6.275% 2/12/16 (g)(m)	$ 1,336	$ 1,393
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (g)(m)	469	141
Class G, 0.6028% 11/15/36 (g)(m)	586	164
Class H, 0.6428% 11/15/36 (g)(m)	468	117
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	8,210
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	2,234	782
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	2,247	2,300
Class A2, 5.6994% 12/10/49 (m)	1,600	1,600
Class A4, 5.6994% 12/10/49 (m)	2,972	2,583
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (m)	548	489
Series 2007-CD4:
Class A1, 4.977% 12/11/49	356	360
Class A2A, 5.237% 12/11/49	1,169	1,162
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,187
Class C, 5.476% 12/11/49	2,474	186
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	303	305
Series 2007-C2 Class A1, 5.064% 4/15/47 (m)	190	193
Series 2007-C3 Class A3, 5.8202% 5/15/46 (m)	1,314	1,199
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	670
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (g)(m)	2,943	1,736
Class C, 0.5428% 4/15/17 (g)(m)	1,057	612
Class D, 0.5828% 4/15/17 (g)(m)	1,043	547
Class E, 0.6428% 4/15/17 (g)(m)	332	160
Class F, 0.6828% 4/15/17 (g)(m)	188	85
Class G, 0.8228% 4/15/17 (g)(m)	188	79
Class H, 0.8928% 4/15/17 (g)(m)	188	77
Class J, 1.1228% 4/15/17 (g)(m)	144	58
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (g)(m)	2,073	1,005
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class D, 0.6128% 11/15/17 (g)(m)	$ 108	$ 57
Class E, 0.6628% 11/15/17 (g)(m)	382	194
Class F, 0.7228% 11/15/17 (g)(m)	422	204
Class G, 0.7728% 11/15/17 (g)(m)	292	135
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (g)(m)	1,872	945
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	124	125
Series 2006-C8:
Class A1, 5.11% 12/10/46	105	106
Class A3, 5.31% 12/10/46	3,744	3,377
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,221	2,149
Series 2007-C9 Class A4, 5.8162% 12/10/49 (m)	2,907	2,555
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (g)(m)(p)	4,282	48
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	654
Class XP, 0.4956% 12/10/46 (m)(p)	23,572	360
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (m)	452	454
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	784	797
Class AJ, 5.373% 12/15/39	2,661	1,002
Series 2007-C2:
Class A1, 5.269% 1/15/49	118	120
Class A2, 5.448% 1/15/49 (m)	9,295	9,190
Class A3, 5.542% 1/15/49 (m)	2,628	1,913
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)	322	328
Class A4, 5.7229% 6/15/39 (m)	790	579
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,251
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (m)(p)	14,979	317
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	875
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (g)(m)	4,688	1,172
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,469	1,501
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,314	$ 1,324
Series 2002-CP5 Class A1, 4.106% 12/15/35	177	180
Series 2004-C1:
Class A3, 4.321% 1/15/37	443	448
Class A4, 4.75% 1/15/37	612	597
Series 1998-C1 Class D, 7.17% 5/17/40	1,375	1,420
Series 1999-C1 Class E, 8.1143% 9/15/41 (m)	1,358	1,353
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (m)(p)	3,817	61
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (g)(m)(p)	12,254	365
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (g)(m)(p)	13,476	60
Series 2006-C1 Class A3, 5.5509% 2/15/39 (m)	6,938	6,773
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (g)(m)	497	224
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (g)(m)	2,047	778
0.5428% 2/15/22 (g)(m)	731	219
Class F, 0.5928% 2/15/22 (g)(m)	1,462	395
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	140	142
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (m)(p)	25,747	369
Class B, 5.487% 2/15/40 (g)(m)	2,009	291
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,619	3,698
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	422
Class G, 6.936% 3/15/33 (g)	865	730
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,533	4,726
Series 2001-1 Class X1, 1.0483% 5/15/33 (g)(m)(p)	13,587	191
Series 2004-C1 Class X2, 1.3053% 11/10/38 (g)(m)(p)	12,903	173
Series 2005-C1 Class B, 4.846% 6/10/48 (m)	375	120
Series 2007-C1 Class XP, 0.2088% 12/10/49 (m)(p)	33,653	241
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (g)(m)(p)	$ 14,799	$ 108
Series 2004-C3 Class X2, 0.6224% 12/10/41 (m)(p)	1,896	23
Series 2005-C1 Class X2, 0.6559% 5/10/43 (m)(p)	7,162	89
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (g)(m)	494	228
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	846
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,695	1,724
Class A2, 5.597% 12/10/49	2,628	2,527
Series 2007-GG9:
Class A1, 5.233% 3/10/39	430	436
Class A4, 5.444% 3/10/39	3,820	3,259
Series 2003-C1 Class XP, 2.2423% 7/5/35 (g)(m)(p)	7,810	118
Series 2003-C2 Class XP, 1.1772% 1/5/36 (g)(m)(p)	17,792	154
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (g)(m)(p)	26,256	442
Series 2006-GG7 Class A3, 5.9166% 7/10/38 (m)	3,464	3,291
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	33,114	357
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (g)(m)	66	49
Class D, 0.5556% 6/6/20 (g)(m)	313	166
Class E, 0.6456% 6/6/20 (g)(m)	363	185
Class F, 0.7156% 6/6/20 (g)(m)	916	422
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (g)(m)	1,650	1,254
Class D, 0.6456% 3/6/20 (g)(m)	3,090	2,318
Class F, 0.7556% 3/6/20 (g)(m)	136	99
Class G, 0.7956% 3/6/20 (g)(m)	67	48
Class H, 0.9256% 3/6/20 (g)(m)	62	43
Class J, 1.1256% 3/6/20 (g)(m)	85	57
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,218
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	405
Series 2001-LIBA Class C, 6.733% 2/14/16 (g)	650	698
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (g)(m)(p)	29,727	463
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38 (m)	$ 7,705	$ 7,741
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,958
Series 2007-GG10:
Class A1, 5.69% 8/10/45	614	629
Class A2, 5.778% 8/10/45	626	624
Class A4, 5.8051% 8/10/45 (m)	402	314
Series 2007-GG10 Class B, 5.8051% 8/10/45 (m)	1,643	355
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (g)(m)(p)	3,964	45
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (g)(m)(p)	4,135	54
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (g)(m)	1,099	584
Class C, 0.4828% 11/15/18 (g)(m)	781	399
Class D, 0.5028% 11/15/18 (g)(m)	347	150
Class E, 0.5528% 11/15/18 (g)(m)	498	216
Class F, 0.6028% 11/15/18 (g)(m)	748	316
Class G, 0.6328% 11/15/18 (g)(m)	648	278
Class H, 0.7728% 11/15/18 (g)(m)	498	176
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (m)	3,908	3,526
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)	1,978	1,829
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,054	947
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	695
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (m)	624	591
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (m)	4,608	3,816
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (m)	3,689	3,684
Class A4, 5.7978% 6/15/49 (m)	1,950	1,649
Series 2007-LDP10 Class A1, 5.122% 1/15/49	130	132
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,035
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (m)	1,183	260
Series 2005-CB13 Class E, 5.3498% 1/12/43 (g)(m)	665	113
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,763
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	354
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7442% 2/12/49	$ 112	$ 33
Class C, 5.7462% 2/12/49	294	74
Class D, 5.7462% 2/12/49	309	74
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	251	59
Class CS, 5.466% 1/15/49 (m)	108	24
Class ES, 5.5454% 1/15/49 (g)(m)	679	83
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	542	537
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,422	1,461
Series 2007-C3:
Class F, 5.9498% 7/15/44 (m)	261	27
Class G, 6.1497% 7/15/44 (g)(m)	461	43
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,889	1,911
Series 2001-C2 Class A2, 6.653% 11/15/27	252	264
Series 2001-C3 Class A1, 6.058% 6/15/20	93	95
Series 2006-C1:
Class A2, 5.084% 2/15/31	630	629
Class A4, 5.156% 2/15/31	499	449
Series 2006-C3 Class A1, 5.478% 3/15/39	113	114
Series 2006-C6:
Class A1, 5.23% 9/15/39	192	195
Class A2, 5.262% 9/15/39 (m)	2,293	2,303
Series 2006-C7:
Class A1, 5.279% 11/15/38	184	188
Class A2, 5.3% 11/15/38	1,445	1,441
Class A3, 5.347% 11/15/38	979	863
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	237	242
Class A4, 5.424% 2/15/40	169	128
Series 2007-C2:
Class A1, 5.226% 2/15/40	222	226
Class A3, 5.43% 2/15/40	633	486
Series 2000-C5 Class E, 7.29% 12/15/32	92	91
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,635
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,355
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (g)(m)(p)	$ 5,513	$ 41
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (g)(m)(p)	25,966	379
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	420	421
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (m)(p)	4,430	78
Series 2006-C3 Class A3 5.689% 3/15/32	730	702
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (m)(p)	8,144	155
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	2,891	616
Class D, 5.563% 2/15/40 (m)	526	102
Class E, 5.582% 2/15/40 (m)	263	49
Class XCP, 0.4737% 2/15/40 (m)(p)	3,206	46
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,307
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	3,534
Class XCP, 0.3054% 9/15/45 (m)(p)	108,103	1,271
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	376	375
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	1,989	1,611
Class C, 4.13% 11/20/37 (g)	5,669	3,855
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (g)(m)	421	168
Class E, 0.5628% 9/15/21 (g)(m)	1,518	455
Class F, 0.6128% 9/15/21 (g)(m)	1,255	345
Class G, 0.6328% 9/15/21 (g)(m)	2,478	620
Class H, 0.6728% 9/15/21 (g)(m)	639	144
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,546
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	383	386
Series 2007-C1 Class A1, 4.533% 6/12/50	1,354	1,363
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (m)	2,158	2,161
Series 2005-LC1 Class F, 5.3781% 1/12/44 (g)(m)	1,143	240
Series 2006-C1 Class A2, 5.6114% 5/12/39 (m)	1,853	1,869
Series 2007-C1 Class A4, 5.8286% 6/12/50 (m)	4,974	3,843
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,163
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (m)	$ 612	$ 505
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,313
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	1,129	1,014
Series 2007-5:
Class A1, 4.275% 8/12/48	99	99
Class A3, 5.364% 8/12/48	512	432
Class A4, 5.378% 8/12/48	53	39
Class B, 5.479% 2/12/17	3,942	817
Series 2007-6 Class A1, 5.175% 3/12/51	115	117
Series 2007-7 Class A4, 5.7487% 6/12/50 (m)	4,599	3,339
Series 2007-8 Class A1, 4.622% 8/12/49	452	455
Series 2006-2 Class A4, 5.9092% 6/12/46 (m)	798	759
Series 2006-4 Class XP, 0.6228% 12/12/49 (m)(p)	31,188	667
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	294
Series 2007-7 Class B, 5.75% 6/12/50	114	26
Series 2007-8 Class A3, 5.957% 8/12/49 (m)	1,133	866
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (g)(m)	22	20
Class H, 0.663% 8/15/19 (g)(m)	104	80
Class J, 0.733% 8/15/19 (g)(m)	79	57
Series 2006-XLF:
Class C, 1.473% 7/15/19 (g)(m)	903	90
Class F, 0.593% 7/15/19 (g)(m)	1,265	1,012
Class G, 0.633% 7/15/19 (g)(m)	719	374
Series 2007-XCLA Class A1, 0.473% 7/17/17 (g)(m)	2,982	1,640
Series 2007-XLCA Class B, 0.7728% 7/17/17 (g)(m)	2,413	121
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (g)(m)	754	241
Class D, 0.463% 10/15/20 (g)(m)	732	183
Class E, 0.523% 10/15/20 (g)(m)	916	183
Class F, 0.573% 10/15/20 (g)(m)	550	99
Class G, 0.613% 10/15/20 (g)(m)	680	150
Class H, 0.703% 10/15/20 (g)(m)	428	43
Class J, 0.853% 10/15/20 (g)(m)	488	39
Class MHRO, 0.963% 10/15/20 (g)(m)	541	60
Class MJPM, 1.273% 10/15/20 (g)(m)	172	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MSTR, 0.973% 10/15/20 (g)(m)	$ 308	$ 43
Class NHRO, 1.163% 10/15/20 (g)(m)	819	74
Class NSTR, 1.123% 10/15/20 (g)(m)	284	31
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (g)(m)(p)	4,465	66
Series 2004-HQ3 Class A2, 4.05% 1/13/41	371	374
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,914
Series 2006-HQ10 Class A1, 5.131% 11/12/41	423	429
Series 2006-HQ8 Class A1, 5.124% 3/12/44	40	40
Series 2006-T23 Class A1, 5.682% 8/12/41	1,170	1,198
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	409	416
Class A31, 5.439% 2/12/44 (m)	666	619
Series 2007-IQ13 Class A1, 5.05% 3/15/44	411	417
Series 2007-IQ14 Class A1, 5.38% 4/15/49	999	1,017
Series 2007-T25:
Class A1, 5.391% 11/12/49	325	331
Class A2, 5.507% 11/12/49	1,292	1,252
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (g)(m)(p)	9,510	110
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (g)(m)(p)	16,068	357
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (g)(m)(p)	11,565	156
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (m)	2,038	1,979
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)	1,950	621
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (m)	2,181	2,085
Class A4, 5.7705% 10/15/42 (m)	394	337
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	386
Series 2006-T23 Class A3, 5.8075% 8/12/41 (m)	671	629
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	2,383	657
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (m)	663	676
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	1,534
Class AAB, 5.654% 4/15/49	3,520	3,196
Class B, 5.914% 4/15/49	323	89
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (g)(m)	3,251	163
Class D, 0.9728% 7/17/17 (g)(m)	1,529	76
Class E, 1.0728% 7/17/17 (g)(m)	1,242	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 36	$ 38
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,233	2,293
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (g)	125	124
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (g)(m)	92	83
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	199	212
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,182
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (g)(m)	1,401	840
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (g)(m)	1,791	537
Class F, 0.6281% 8/11/18 (g)(m)	2,061	412
Class G, 0.6481% 8/11/18 (g)(m)	1,953	293
Class J, 0.8881% 8/11/18 (g)(m)	434	43
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (g)(m)	142	28
Class AP2, 1.0728% 6/15/20 (g)(m)	237	35
Class F, 0.7528% 6/15/20 (g)(m)	4,581	916
Class LXR1, 0.9728% 6/15/20 (g)(m)	162	32
Class LXR2, 1.0728% 6/15/20 (g)(m)	3,121	312
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	431	438
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	3,002	3,044
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,645
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,174
Series 2006-C29:
Class A1, 5.11% 11/15/48	1,106	1,124
Class A3, 5.313% 11/15/48	3,490	3,198
Series 2007-C30:
Class A1, 5.031% 12/15/43	186	189
Class A3, 5.246% 12/15/43	1,128	1,088
Class A4, 5.305% 12/15/43	386	309
Class A5, 5.342% 12/15/43	1,406	996
Series 2007-C31:
Class A1, 5.14% 4/15/47	229	232
Class A4, 5.509% 4/15/47	2,970	2,244
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (m)	$ 4,582	$ 4,494
Class A3, 5.9289% 6/15/49 (m)	2,231	1,741
Series 2003-C6 Class G, 5.125% 8/15/35 (g)	624	319
Series 2003-C8 Class XP, 0.3689% 11/15/35 (g)(m)(p)	6,478	30
Series 2003-C9 Class XP, 0.4822% 12/15/35 (g)(m)(p)	6,536	39
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(m)	1,010	930
Class 180B, 5.3979% 10/15/41 (g)(m)	460	428
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	526
Series 2005-C22:
Class B, 5.3549% 12/15/44 (m)	2,914	874
Class F, 5.3549% 12/15/44 (g)(m)	2,191	285
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	5,936
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	1,314	164
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	434
Class D, 5.513% 12/15/43 (m)	2,102	210
Class XP, 0.4317% 12/15/43 (g)(m)(p)	16,159	244
Series 2007-C31 Class C, 5.693% 4/15/47 (m)	361	45
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,240
Series 2007-C32:
Class D, 5.7405% 6/15/49 (m)	987	109
Class E, 5.7405% 6/15/49 (m)	1,556	163
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (m)	870	673
Series 2007-C33 Class B, 5.9023% 2/15/51 (m)	2,209	342
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $389,025)		406,103
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,991
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 9,400	$ 10,078
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,688	3,274
TOTAL MUNICIPAL SECURITIES (Cost $16,950)		18,343
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,665)	2,462	2,748
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $176)	196	200
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (m) (Cost $647)	790	708
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	851	483
MUFG Capital Finance 1 Ltd. 6.346% (m)	3,342	3,090
TOTAL PREFERRED SECURITIES (Cost $2,516)		3,573
Fixed-Income Funds - 14.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	7,072,578	718,362
Fidelity High Income Central Fund 2 (n)	4,044,607	381,730
Fidelity Mortgage Backed Securities Central Fund (n)	16,328,912	1,664,079
TOTAL FIXED-INCOME FUNDS (Cost $2,734,832)		2,764,171
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (o)	739,490,051	$ 739,490
Fidelity Securities Lending Cash Central Fund, 0.23% (c)(o)	85,069,075	85,069
TOTAL MONEY MARKET FUNDS (Cost $824,559)		824,559
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 76	76
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	257,502	257,500
TOTAL CASH EQUIVALENTS (Cost $257,576)		257,576
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $19,161,881)		20,047,273
NET OTHER ASSETS - (4.2)%		(808,703)
NET ASSETS - 100%		$ 19,238,570
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,860 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 145,817	$ 7,386

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)

	Dec. 2034	$ 613	$ (586)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,074)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,073)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (l)	Sept. 2037	16,419	(16,009)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)	Sept. 2037	13,371	(13,037)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (l)	Sept. 2037	1,770	(1,725)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)

	Sept. 2037	$ 13,371	$ (13,037)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (l)	Sept. 2037	12,880	(12,558)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (l)	Sept. 2037	11,307	(11,024)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (k)	June 2035	1,600	(1,540)
TOTAL CREDIT DEFAULT SWAPS		73,529	(71,663)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	230,000	1,704
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	220,000	1,771
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	2,621
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	18,959
TOTAL INTEREST RATE SWAPS		710,000	25,055
		$ 783,529	$ (46,608)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,122,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,999,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Security or a portion of the security has been segregated as collateral for open swap agreements. At period end, the value of securities pledged amounted to $54,343,000.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$76,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 13
Banc of America Securities LLC	7
Bank of America, NA	16
Deutsche Bank Securities, Inc.	7
ING Financial Markets LLC	2
J.P. Morgan Securities, Inc.	13
Mizuho Securities USA, Inc.	7
Morgan Stanley & Co., Inc.	3
Societe Generale, New York Branch	8
$ 76
$257,500,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 257,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 31,836
Fidelity 1-3 Year Duration Securitized Bond Central Fund	5,479
Fidelity Cash Central Fund	5,971
Fidelity Commercial Mortgage-Backed Securities Central Fund	14,232
Fidelity Corporate Bond 1-10 Year Central Fund	57,391
Fidelity Mortgage Backed Securities Central Fund	82,025
Fidelity Securities Lending Cash Central Fund	2,069
Fidelity Ultra-Short Central Fund	4,774
Total	$ 203,777
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 4,143	$ 266,743*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	11,553	383,370*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	126,709	900,980 *	718,362	25.4%
Fidelity High Income Central Fund 2	400,269	106,929	109,845	381,730	82.0%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	476,490	634,006	1,664,079	21.4%
Fidelity Ultra-Short Central Fund	658,434	-	553,816 *	-	0.0%
Total	$ 5,077,608	$ 725,824	$ 2,848,760	$ 2,764,171
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Cirrus Logic, Inc.	-	16,385	9,929	-	-
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	6,097	-	-
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	119	-	-
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	3,616	-	-
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 31,286	$ 242,549	$ 79	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,072,141	$ 1,072,141	$ -	$ -
Consumer Staples	1,322,718	1,322,718	-	-
Energy	1,255,684	1,239,969	5,998	9,717
Financials	1,694,170	1,637,003	57,167	-
Health Care	1,544,523	1,544,523	-	-
Industrials	1,173,661	1,173,661	-	-
Information Technology	2,057,040	2,057,040	-	-
Materials	384,270	361,455	22,815	-
Telecommunication Services	343,188	343,188	-	-
Utilities	445,866	445,866	-	-
Asset-Backed Securities	201,773	-	175,255	26,518
Bank Notes	708	-	708	-
Cash Equivalents	257,576	-	257,576	-
Collateralized Mortgage Obligations	140,555	-	128,977	11,578
Commercial Mortgage Securities	406,103	-	356,867	49,236
Corporate Bonds	1,639,509	-	1,639,509	-
Fixed-Income Funds	2,764,171	2,764,171	-	-
Foreign Government and Government Agency Obligations	2,748	-	2,748	-
Money Market Funds	824,559	824,559	-	-
Municipal Securities	18,343	-	18,343	-
Preferred Securities	3,573	-	3,573	-
Supranational Obligations	200	-	200	-
U.S. Government Agency - Mortgage Securities	1,228,966	-	1,228,966	-
U.S. Government and Government Agency Obligations	1,265,228	-	1,265,228	-
Total Investments in Securities:	$ 20,047,273	$ 14,786,294	$ 5,163,930	$ 97,049
Derivative Instruments:
Assets
Futures Contracts	$ 7,386	$ 7,386	$ -	$ -
Swap Agreements	25,055	-	25,055	-
Total Assets	$ 32,441	$ 7,386	$ 25,055	$ -
Liabilities
Swap Agreements	$ (71,663)	$ -	$ (67,390)	$ (4,273)
Total Derivative Instruments:	$ (39,222)	$ 7,386	$ (42,335)	$ (4,273)
Other Financial Instruments:
Forward Commitments	$ (4,813)	$ -	$ (4,813)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 16,518
Total Realized Gain (Loss)	1,396
Total Unrealized Gain (Loss)	(16,733)
Cost of Purchases	94,629
Proceeds of Sales	(6,497)
Amortization/Accretion	360
Transfers in/out of Level 3	7,376
Ending Balance	$ 97,049
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (16,733)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (16,837)
Total Unrealized Gain (loss)	12,564
Transfers in/out of Level 3	-
Ending Balance	$ (4,273)
Realized gain (loss) on Swap Agreements for the period	$ 135
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ (292)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (71,663)
Equity Risk
Futures Contracts (a)	7,386	-
Interest Rate Risk
Swap Agreements (b)	25,055	-
Total Value of Derivatives	$ 32,441	$ (71,663)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.9%
AAA,AA,A	8.6%
BBB	6.4%
BB	1.4%
B	0.9%
CCC,CC,C	0.3%
D	0.2%
Not Rated	0.1%
Equities	59.5%
Short-Term Investments and Net Other Assets	(1.3)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
United Kingdom	2.3%
Switzerland	1.6%
Netherlands	1.2%
Canada	1.2%
Others (individually less than 1%)	6.0%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $1,905,192,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,689,160,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009
Assets
Investment in securities, at value (including securities loaned of $335,350 and repurchase agreements of $257,576) - See accompanying schedule: Unaffiliated issuers (cost $15,602,490)	$ 16,458,543
Fidelity Central Funds (cost $3,559,391)	3,588,730
Total Investments (cost $19,161,881)		$ 20,047,273
Commitment to sell securities on a delayed delivery basis	(541,579)
Receivable for securities sold on a delayed delivery basis	536,766	(4,813)
Receivable for investments sold, regular delivery		272,673
Cash		292
Foreign currency held at value (cost $951)		951
Receivable for swap agreements		19
Receivable for fund shares sold		15,413
Dividends receivable		24,170
Interest receivable		36,477
Distributions receivable from Fidelity Central Funds		12,636
Unrealized appreciation on swap agreements		25,055
Prepaid expenses		62
Other receivables		862
Total assets		20,431,070
Liabilities
Payable for investments purchased Regular delivery	$ 140,679
Delayed delivery	596,463
Payable for swap agreements	958
Payable for fund shares redeemed	26,995
Unrealized depreciation on swap agreements	71,663
Accrued management fee	6,535
Payable for daily variation on futures contracts	1,101
Other affiliated payables	3,417
Other payables and accrued expenses	2,120
Collateral on securities loaned, at value	342,569
Total liabilities		1,192,500

Net Assets		$ 19,238,570
Net Assets consist of:
Paid in capital		$ 22,409,807
Undistributed net investment income		116,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,138,816)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		850,905
Net Assets		$ 19,238,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Balanced: Net Asset Value, offering price and redemption price per share ($17,224,700 ÷ 1,118,419 shares)	$ 15.40

Class K: Net Asset Value, offering price and redemption price per share ($2,013,870 ÷ 130,741 shares)	$ 15.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends (including $79 earned from other affiliated issuers)		$ 231,514
Interest (including $270 from security lending)		182,976
Income from Fidelity Central Funds (including $2,069 from security lending)		203,777
Total income		618,267

Expenses
Management fee	$ 74,088
Transfer agent fees	41,807
Accounting and security lending fees	1,919
Custodian fees and expenses	478
Independent trustees' compensation	127
Depreciation in deferred trustee compensation account	(3)
Registration fees	195
Audit	179
Legal	894
Miscellaneous	939
Total expenses before reductions	120,623
Expense reductions	(1,187)	119,436
Net investment income (loss)		498,831
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,438,584)
Fidelity Central Funds	(547,354)
Other affiliated issuers	(131,933)
Foreign currency transactions	(4,840)
Futures contracts	(40,143)
Swap agreements	13,619
Total net realized gain (loss)		(4,149,235)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $79)	463,203
Assets and liabilities in foreign currencies	114
Futures contracts	7,386
Swap agreements	17,911
Delayed delivery commitments	(4,841)
Total change in net unrealized appreciation (depreciation)		483,773
Net gain (loss)		(3,665,462)
Net increase (decrease) in net assets resulting from operations		$ (3,166,631)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,831	$ 584,438
Net realized gain (loss)	(4,149,235)	346,668
Change in net unrealized appreciation (depreciation)	483,773	(2,929,820)
Net increase (decrease) in net assets resulting from operations	(3,166,631)	(1,998,714)
Distributions to shareholders from net investment income	(489,550)	(581,560)
Distributions to shareholders from net realized gain	(41,988)	(1,526,672)
Total distributions	(531,538)	(2,108,232)
Share transactions - net increase (decrease)	(2,443,125)	3,295,533
Total increase (decrease) in net assets	(6,141,294)	(811,413)

Net Assets
Beginning of period	25,379,864	26,191,277
End of period (including undistributed net investment income of $116,674 and undistributed net investment income of $102,779, respectively)	$ 19,238,570	$ 25,379,864

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,

2009

2008

2007

2006 H

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.38	.42	.44	.04	.36	.29
Net realized and unrealized gain (loss)	(2.29)	(1.76)	2.13	.36	1.01	2.60
Total from investment operations	(1.91)	(1.34)	2.57	.40	1.37	2.89
Distributions from net investment income	(.37)	(.43)	(.43)	-	(.31)	(.29)
Distributions from net realized gain	(.03)	(1.18)	(1.04)	-	(.63)	(.44)
Total distributions	(.40)	(1.61)	(1.47)	-	(.94)	(.73)
Net asset value, end of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Total Return B, C	(10.48)%	(7.28)%	13.96%	2.09%	7.54%	18.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of fee waivers, if any	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of all reductions	.68%	.61%	.60%	.63% A	.63%	.64%
Net investment income (loss)	2.78%	2.22%	2.20%	2.35% A	1.90%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610
Portfolio turnover rate F	198% J	73% J	89% J	65% A	61%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

I For the period ended July 31.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.40	.12
Net realized and unrealized gain (loss)	(2.29)	(1.41)
Total from investment operations	(1.89)	(1.29)
Distributions from net investment income	(.40)	(.11)
Distributions from net realized gain	(.03)	-
Total distributions	(.43)	(.11)
Net asset value, end of period	$ 15.40	$ 17.72
Total Return B, C	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.48% A
Expenses net of fee waivers, if any	.50%	.48% A
Expenses net of all reductions	.50%	.48% A
Net investment income (loss)	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,014	$ 17
Portfolio turnover rate F	198% I	73% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Balanced and Class K to eligible shareholders of Balanced. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,429,845,126
Unrealized depreciation	(1,115,178,733)
Net unrealized appreciation (depreciation)	$ 314,666,393

Undistributed ordinary income	$ 108,753,942
Capital loss carryforward	$ (1,905,191,914)

Cost for federal income tax purposes	$ 19,732,606,611

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 489,549,900	$ 878,687,603
Long-term Capital Gains	41,987,925	1,229,544,238
Total	$ 531,537,825	$ 2,108,231,841

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $73,528,787 representing 0.38% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(71,662,869). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $54,343,482. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $19,185,305 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (35,254,487)	$ 30,298,441
Equity Risk
Futures Contracts	(40,143,061)	7,385,983
Interest Rate Risk
Swap Agreements	48,873,917	(12,387,444)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (26,523,631)	$ 25,296,980

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(40,143,061) for futures contracts and $13,619,430 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $7,385,983 for futures contracts and $17,910,997 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $27,005,162,213 and $29,053,291,445, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 41,142,946.24
Class K	663,617.06
	$ 41,806,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $580,051 for the period.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 331,388,081	5,299,979
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 310,913,092	4,313,552
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,147,478	1,493,919

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On February 20, 2009, the Fund redeemed in-kind 7,900,409 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $711,093,749 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $84,641 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the statement of operations as a component of interest income and as a component of income for the Fidelity Securities Lending Central Fund.

Annual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $16,571.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,026,930 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $88,267. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Balanced	$ 55,009
Class K	89
$ 55,098

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008 A
From net investment income
Balanced	$ 462,638,359	$ 581,559,348
Class K	26,911,542	570
Total	$ 489,549,901	$ 581,559,918
From net realized gain
Balanced	$ 41,696,813	$ 1,526,671,923
Class K	291,112	-
Total	$ 41,987,925	$ 1,526,671,923

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008 A	2009	2008 A
Balanced
Shares sold	186,942,365	342,702,362	$ 2,575,200,595	$ 6,544,290,400
Conversion to Class K	(137,572,236)	(959,723)	(1,830,280,558)	(16,766,361)
Reinvestment of distributions	35,594,988	103,189,062	492,467,276	2,066,916,739
Shares redeemed	(398,473,718)	(281,013,909)	(5,418,815,602)	(5,315,835,781)
Net increase (decrease)	(313,508,601)	163,917,792	$ (4,181,428,289)	$ 3,278,604,997

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008 A	2009	2008 A
Class K
Shares sold	17,542,910	15,171	$ 236,617,376	$ 276,121
Conversion from Balanced	137,545,669	959,174	1,830,280,558	16,766,361
Reinvestment of distributions	2,040,574	33	27,202,653	570
Shares redeemed	(27,356,016)	(6,530)	(355,796,782)	(114,733)
Net increase (decrease)	129,773,137	967,848	$ 1,738,303,805	$ 16,928,319

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $255,264,650 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 14%, 37%, 50%, and 50% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 16%, 39%, 56%, 57% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Balanced (retail class), as well as the fund's relative investment performance for Fidelity Balanced (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Balanced (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Balanced (retail class) of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Balanced (retail class) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Balanced (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-UANN-1009
1.863050.100

Fidelity®
Puritan®
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Puritan	-8.76%	2.54%	3.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Puritan, a class of the fund, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened last September with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a massive flight to quality, and governments around the globe began a series of massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year overall, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Ramin Arani and George Fischer, Co-Portfolio Managers of Fidelity® Puritan® Fund: The fund's Retail Class shares fell 8.76% during the year, trailing the 7.75% decline of the Fidelity Puritan Composite Index. The fund enjoyed benchmark-beating returns within the equity and fixed-income subportfolios and also benefited from an out-of-index allocation to high-yield bonds, which rebounded from depressed levels. These gains were more than offset, however, by underweighting strong-performing investment-grade bonds. The equity subportfolio got its biggest boost from good security selection in financials and industrials. The top individual contributor was biotechnology company Genentech, which was acquired by Swiss drug maker Roche Holding. Underweighting lagging industrial conglomerate GE also helped. Detractors were led by an underweighting in pharmaceutical giant Pfizer, which held up fairly well. Overweighting natural gas producer Chesapeake Energy, coal supplier Peabody Energy and drill-rig maker National Oilwell Varco also hurt. The investment-grade bond subportfolio was bolstered by its exposure - both direct and through Fidelity's fixed-income central funds - to spread-based bonds, which snapped back strongly. We've since trimmed our exposure to the central funds, while maintaining some of the same securities directly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Puritan	.67%
Actual		$ 1,000.00	$ 1,298.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class K	.51%
Actual		$ 1,000.00	$ 1,300.00	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	1.0
Microsoft Corp.	1.5	0.5
Exxon Mobil Corp.	1.5	2.4
Apple, Inc.	1.3	0.9
Chevron Corp.	1.2	1.3
	7.0
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.5	15.5
U.S. Treasury Obligations	2.9	3.9
Government National Mortgage Association	1.8	3.2
Freddie Mac	1.6	4.7
Citigroup, Inc.	0.5	0.5
	17.3
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.3	10.7
Information Technology	14.1	11.4
Consumer Discretionary	10.4	7.9
Health Care	10.2	10.5
Energy	8.5	9.3
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Stocks 60.8%		Stocks 52.3%
	Bonds 41.3%		Bonds 50.6%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Other Investments 1.7%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets† (4.5)%		Short-Term Investments and Net Other Assets† (5.1)%
* Foreign investments	6.5%	** Foreign investments	6.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 60.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.3%
Autoliv, Inc.	307,600	$ 9,865
Johnson Controls, Inc.	829,300	20,542
The Goodyear Tire & Rubber Co. (a)	1,660,800	27,387
		57,794
Automobiles - 0.0%
Ford Motor Co. (a)	563,500	4,283
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (e)	744,000	11,800
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	403,700	11,808
Darden Restaurants, Inc.	781,900	25,748
McDonald's Corp.	971,300	54,626
Starwood Hotels & Resorts Worldwide, Inc.	1,005,600	29,947
Vail Resorts, Inc. (a)(e)	1,039,900	34,441
WMS Industries, Inc. (a)	834,000	35,303
		191,873
Household Durables - 0.7%
Black & Decker Corp.	465,000	20,516
Lennar Corp. Class A	1,539,648	23,326
Mohawk Industries, Inc. (a)	607,500	30,448
Pulte Homes, Inc.	3,672,800	46,938
Whirlpool Corp.	174,683	11,216
		132,444
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	164,100	13,323
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	11,461
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	5,842,700	85,245
DreamWorks Animation SKG, Inc. Class A (a)	944,943	31,901
Grupo Televisa SA de CV (CPO) sponsored ADR	1,726,100	30,172
Interpublic Group of Companies, Inc. (a)	2,631,600	16,553
McGraw-Hill Companies, Inc.	915,700	30,777
News Corp. Class B (e)	462,896	5,851
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	2,472
The DIRECTV Group, Inc. (a)(e)	1,427,100	35,335
The Walt Disney Co.	3,922,190	102,134
Time Warner Cable, Inc.	1,255,400	46,349
Time Warner, Inc.	426,153	11,894
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Vertis Holdings, Inc. (a)	30,518	$ 0*
Viacom, Inc. Class B (non-vtg.) (a)	1,187,300	29,730
Virgin Media, Inc.	4,298,700	49,134
		477,547
Multiline Retail - 0.3%
Target Corp.	969,000	45,543
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	289,700	12,254
Gamestop Corp. Class A (a)	397,100	9,451
Gymboree Corp. (a)	622,900	27,900
J. Crew Group, Inc. (a)(e)	1,004,537	34,245
Lowe's Companies, Inc.	2,985,100	64,180
Lumber Liquidators, Inc. (a)	350,000	7,700
Sherwin-Williams Co.	347,200	20,901
Staples, Inc.	3,052,100	65,956
TJX Companies, Inc.	2,028,800	72,935
		315,522
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	664,800	44,129
TOTAL CONSUMER DISCRETIONARY		1,305,719
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	1,257,900	25,422
The Coca-Cola Co.	2,064,100	100,666
		126,088
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	886,000	33,243
Kroger Co.	918,300	19,826
SUPERVALU, Inc.	640,600	9,193
Wal-Mart Stores, Inc.	3,080,100	156,685
Walgreen Co.	1,294,100	43,844
Whole Foods Market, Inc. (a)(e)	334,200	9,719
		272,510
Food Products - 0.8%
Archer Daniels Midland Co.	1,308,400	37,721
Bunge Ltd.	475,500	31,863
Corn Products International, Inc.	627,600	18,615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	1,146,800	$ 14,071
Tyson Foods, Inc. Class A	2,739,600	32,848
		135,118
Household Products - 1.3%
Colgate-Palmolive Co.	447,200	32,511
Procter & Gamble Co.	3,622,822	196,031
		228,542
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	26,988
Philip Morris International, Inc.	2,806,440	128,282
		155,270
TOTAL CONSUMER STAPLES		917,528
ENERGY - 6.3%
Energy Equipment & Services - 0.9%
BJ Services Co.	1,644,300	26,407
ENSCO International, Inc.	461,800	17,040
Nabors Industries Ltd. (a)	1,091,800	19,303
National Oilwell Varco, Inc. (a)	324,300	11,788
Noble Corp.	562,300	19,697
Schlumberger Ltd.	3,580	201
Smith International, Inc.	841,800	23,208
Transocean Ltd. (a)	220,500	16,723
Weatherford International Ltd. (a)	807,000	16,100
		150,467
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp.	1,358,217	31,022
Chevron Corp.	3,101,700	216,933
ConocoPhillips	430,500	19,385
Denbury Resources, Inc. (a)	470,400	7,159
Exxon Mobil Corp.	3,668,424	253,672
Frontier Oil Corp.	100	1
Marathon Oil Corp.	3,038,100	93,786
Massey Energy Co.	1,106,800	29,972
Occidental Petroleum Corp.	1,520,758	111,167
Petrohawk Energy Corp. (a)	1,094,100	23,556
Range Resources Corp.	834,908	40,384
Southwestern Energy Co. (a)	1,377,800	50,786
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	556,300	$ 25,829
Valero Energy Corp.	1,773,800	33,241
XTO Energy, Inc.	350,000	13,510
		950,403
TOTAL ENERGY		1,100,870
FINANCIALS - 8.8%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	1,214,600	35,964
Broadpoint Gleacher Securities Group, Inc. (a)	1,746,253	13,184
Credit Suisse Group sponsored ADR	315,700	16,066
Evercore Partners, Inc. Class A	698,529	17,589
Goldman Sachs Group, Inc.	957,600	158,444
Julius Baer Holding Ltd.	148,473	7,550
KKR Private Equity Investors, LP (a)	409,168	3,478
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	720,200	6,122
Morgan Stanley	3,859,900	111,783
Nomura Holdings, Inc.	874,900	7,752
Nomura Holdings, Inc. sponsored ADR	1,149,400	10,195
State Street Corp.	467,467	24,533
The Blackstone Group LP	2,053,500	26,470
UBS AG:
(For. Reg.) (a)	1,057,608	19,469
(NY Shares) (a)	658,800	12,069
		470,668
Commercial Banks - 1.6%
China Citic Bank Corp. Ltd. Class H	39,222,000	23,633
Comerica, Inc.	238,500	6,361
PNC Financial Services Group, Inc.	761,200	32,420
Regions Financial Corp.	1,689,200	9,899
Standard Chartered PLC (United Kingdom)	510,460	11,602
SunTrust Banks, Inc.	651,900	15,235
TCF Financial Corp.	349,900	4,815
U.S. Bancorp, Delaware	1,907,700	43,152
Wells Fargo & Co.	5,208,440	143,336
		290,453
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
American Express Co.	1,085,000	$ 36,695
Capital One Financial Corp.	446,600	16,654
		53,349
Diversified Financial Services - 3.0%
Bank of America Corp.	11,186,032	196,762
CME Group, Inc.	181,700	52,882
JPMorgan Chase & Co.	6,117,223	265,861
Moody's Corp.	377,100	10,272
		525,777
Insurance - 1.2%
ACE Ltd.	340,422	17,763
Assured Guaranty Ltd.	534,500	10,637
Berkshire Hathaway, Inc. Class B (a)	6,060	19,913
Lincoln National Corp.	919,200	23,201
MetLife, Inc.	1,071,600	40,464
The Chubb Corp.	482,200	23,816
The Travelers Companies, Inc.	1,330,000	67,059
		202,853
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	1,597	92
Real Estate Management & Development - 0.0%
Kerry Properties Ltd.	1,792,000	8,485
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	52
TOTAL FINANCIALS		1,551,729
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,355,200	80,960
Cephalon, Inc. (a)	423,912	24,133
CSL Ltd.	817	22
Dendreon Corp. (a)	417,400	9,755
United Therapeutics Corp. (a)	318,000	29,100
		143,970
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	831,600	47,335
Covidien PLC	751,400	29,733
ev3, Inc. (a)	2,192,100	27,927
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	657,200	$ 26,334
William Demant Holding AS (a)	363,100	22,240
		153,569
Health Care Providers & Services - 1.6%
CIGNA Corp.	1,213,800	35,722
Community Health Systems, Inc. (a)	398,100	12,250
Express Scripts, Inc. (a)	675,800	48,806
Humana, Inc. (a)	323,200	11,538
Medco Health Solutions, Inc. (a)	1,100,000	60,742
UnitedHealth Group, Inc.	2,287,000	64,036
WellPoint, Inc. (a)	902,500	47,697
		280,791
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,272,300	12,914
Illumina, Inc. (a)	1,111,112	39,189
Life Technologies Corp. (a)	946,800	42,161
QIAGEN NV (a)	1,506,900	30,967
Waters Corp. (a)	580,358	29,180
		154,411
Pharmaceuticals - 4.5%
Abbott Laboratories	414,300	18,739
Allergan, Inc.	1,070,700	59,874
Auxilium Pharmaceuticals, Inc. (a)	944,100	27,181
BMP Sunstone Corp. warrants 8/19/12 (a)(o)	59,000	19
Elan Corp. PLC sponsored ADR (a)	1,639,548	11,854
Johnson & Johnson	2,183,600	131,977
Merck & Co., Inc.	2,975,000	96,479
Pfizer, Inc.	11,284,300	188,448
Roche Holding AG (participation certificate)	58,494	9,297
Schering-Plough Corp.	2,747,600	77,427
Watson Pharmaceuticals, Inc. (a)	353,700	12,482
Wyeth	3,460,900	165,604
		799,381
TOTAL HEALTH CARE		1,532,122
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	3,380,000	124,249
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	586,500	$ 43,976
Precision Castparts Corp.	361,400	32,989
United Technologies Corp.	1,277,600	75,838
		277,052
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	89,594
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,016,131	14,556
Building Products - 0.3%
Masco Corp.	3,505,773	50,764
Masonite Worldwide Holdings (a)	5,358	217
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	91
warrants 5/20/16 (a)	19,485	68
		51,140
Construction & Engineering - 0.0%
Chicago Bridge & Iron Co. NV (NY Shares)	716,500	11,278
Electrical Equipment - 0.3%
Acuity Brands, Inc.	282,800	9,081
AMETEK, Inc.	406,400	12,793
First Solar, Inc. (a)(e)	72,500	8,815
Rockwell Automation, Inc.	568,400	23,788
		54,477
Industrial Conglomerates - 0.5%
General Electric Co.	1,438,400	19,994
Textron, Inc.	3,345,300	51,384
Tyco International Ltd.	571,400	18,108
		89,486
Machinery - 1.4%
Caterpillar, Inc.	545,700	24,726
Cummins, Inc.	815,900	36,977
Danaher Corp.	948,000	57,553
Ingersoll-Rand Co. Ltd.	1,132,600	34,986
Navistar International Corp. (a)	831,500	35,954
Oshkosh Co.	1,065,900	35,814
Parker Hannifin Corp.	319,400	15,542
		241,552
Professional Services - 0.2%
Manpower, Inc.	766,400	39,623
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	1,615,600	$ 68,663
Union Pacific Corp.	862,656	51,595
		120,258
TOTAL INDUSTRIALS		989,016
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	7,919,100	171,053
QUALCOMM, Inc.	1,934,500	89,799
		260,852
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,364,300	229,489
Dell, Inc. (a)	1,497,000	23,698
Hewlett-Packard Co.	3,459,302	155,288
International Business Machines Corp.	1,181,500	139,476
Western Digital Corp. (a)	606,600	20,794
		568,745
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	734,210	18,855
Amphenol Corp. Class A	788,924	27,581
Arrow Electronics, Inc. (a)	1,290,100	35,658
Avnet, Inc. (a)	897,300	23,913
Corning, Inc.	3,972,100	59,899
Flextronics International Ltd. (a)	4,360,700	25,859
Ingram Micro, Inc. Class A (a)	1,195,800	20,042
Tyco Electronics Ltd.	1,351,756	30,847
		242,654
Internet Software & Services - 1.3%
Alibaba.com Ltd. (e)	806,000	2,001
eBay, Inc. (a)	2,268,500	50,225
Google, Inc. Class A (a)	350,600	161,862
NetEase.com, Inc. sponsored ADR (a)	262,500	11,022
		225,110
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	971,700	33,893
Gartner, Inc. Class A (a)	890,638	14,838
MasterCard, Inc. Class A	49,900	10,111
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Redecard SA	777,400	$ 10,585
Visa, Inc. Class A	1,291,500	91,826
		161,253
Office Electronics - 0.1%
Xerox Corp.	1,794,300	15,521
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,471,000	45,748
Applied Micro Circuits Corp. (a)	2,322,930	18,444
Cree, Inc. (a)	323,900	11,932
Intel Corp.	7,110,740	144,490
KLA-Tencor Corp.	794,900	24,801
Lam Research Corp. (a)	703,700	21,604
MKS Instruments, Inc. (a)	467,800	8,622
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,630,657	17,448
Texas Instruments, Inc.	2,077,800	51,093
		344,182
Software - 2.8%
Activision Blizzard, Inc. (a)	1,843,100	21,398
BMC Software, Inc. (a)	597,900	21,315
CA, Inc.	868,200	19,352
Microsoft Corp.	10,661,313	262,801
Nintendo Co. Ltd.	2,037	552
Novell, Inc. (a)	2,352,900	10,235
Oracle Corp.	5,717,900	125,050
TIBCO Software, Inc. (a)	3,300,000	29,271
Ubisoft Entertainment SA (a)	75,700	1,348
		491,322
TOTAL INFORMATION TECHNOLOGY		2,309,639
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	452,200	33,929
Airgas, Inc.	1,091,300	50,745
Albemarle Corp.	1,074,400	34,628
Celanese Corp. Class A	1,326,581	33,788
Dow Chemical Co.	4,304,100	91,634
Georgia Gulf Corp. (a)(f)	17,250	440
Monsanto Co.	173,000	14,511
Solutia, Inc. (a)	835,000	10,212
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Terra Industries, Inc.	1,510,800	$ 47,001
The Mosaic Co.	359,800	17,440
		334,328
Construction Materials - 0.2%
Vulcan Materials Co. (e)	529,000	26,471
Containers & Packaging - 0.1%
Pactiv Corp. (a)	784,000	19,482
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	532,600	20,462
ArcelorMittal SA (NY Shares) Class A	350,300	12,481
Freeport-McMoRan Copper & Gold, Inc.	180,200	11,349
Harmony Gold Mining Co. Ltd. sponsored ADR	929,400	8,736
Lihir Gold Ltd. (a)	2,128,696	4,986
Newcrest Mining Ltd.	1,470,897	37,324
Steel Dynamics, Inc.	1,615,800	26,741
Stillwater Mining Co. (a)(e)	1,012,100	6,488
		128,567
TOTAL MATERIALS		508,848
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	4,491,336	116,999
Qwest Communications International, Inc.	3,366,800	12,087
Verizon Communications, Inc.	6,152,395	190,970
		320,056
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	5,790,300	21,192
TOTAL TELECOMMUNICATION SERVICES		341,248
UTILITIES - 0.7%
Electric Utilities - 0.5%
Entergy Corp.	160,300	12,664
Exelon Corp.	1,026,800	51,361
FPL Group, Inc.	455,500	25,590
Portland General Electric Co.	13,771	269
		89,884
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Questar Corp.	687,300	$ 23,203
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	12,901
TOTAL UTILITIES		125,988
TOTAL COMMON STOCKS (Cost $9,587,742)		10,682,707
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	4,110
El Paso Corp. 4.99% (f)	8,100	6,833
		10,943
FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	755,100	8,495
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(o)	497,017	994
MATERIALS - 0.1%
Chemicals - 0.0%
Georgia Gulf Corp. (f)	386,580	9,861
Metals & Mining - 0.1%
Vale Capital II:
6.75%	62,000	3,656
6.75%	138,000	8,351
		12,007
TOTAL MATERIALS		21,868
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,312
TOTAL CONVERTIBLE PREFERRED STOCKS		47,612
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	11,951	$ 5,497
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,497
TOTAL PREFERRED STOCKS (Cost $102,962)		53,109
Corporate Bonds - 14.2%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 509	322
3.5% 1/15/31 (f)	3,757	2,376
Regal Entertainment Group 6.25% 3/15/11 (f)	4,580	4,386
		7,084
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	7,340	7,385
TOTAL CONSUMER DISCRETIONARY		14,469
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	9,757	8,391
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,225
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	34,150
		35,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	$ 6,000	$ 3,983
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	9,406
TOTAL CONVERTIBLE BONDS		71,624
Nonconvertible Bonds - 13.8%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,457
5.875% 3/15/11	1,224	1,274
RSC Equipment Rental, Inc. 10% 7/15/17 (f)	1,745	1,850
Tenneco, Inc.:
8.125% 11/15/15	2,430	2,217
8.625% 11/15/14	9,810	8,584
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	5,355	5,382
10.5% 5/15/16	3,175	3,397
TRW Automotive, Inc.:
7% 3/15/14 (f)	3,335	2,901
7.25% 3/15/17 (f)	6,795	5,708
		34,770
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,467
6.625% 2/15/28	3,740	2,562
6.625% 10/1/28	2,355	1,601
7.45% 7/16/31	665	509
General Motors Corp.:
6.75% 5/1/28 (c)	1,200	171
7.125% 7/15/13 (c)	3,260	489
7.2% 1/15/11 (c)	8,980	1,257
8.25% 7/15/23 (c)	9,800	1,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (c)	$ 20,760	$ 3,192
8.8% 3/1/21 (c)	9,605	1,369
		14,038
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 10.125% 10/15/13 (f)	1,615	1,603
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,974
10.25% 6/1/16	2,110	2,194
		5,771
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14 (f)	3,090	2,596
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (f)(k)	1,140	838
8% 11/15/13 (f)	1,890	1,512
McDonald's Corp. 5.35% 3/1/18	1,378	1,480
MGM Mirage, Inc.:
6.625% 7/15/15	2,320	1,647
6.75% 4/1/13	80	61
7.5% 6/1/16	4,765	3,383
7.625% 1/15/17	8,335	5,960
10.375% 5/15/14 (f)	4,935	5,317
11.125% 11/15/17 (f)	5,175	5,576
13% 11/15/13 (f)	12,000	13,380
Mohegan Tribal Gaming Authority 6.125% 2/15/13	6,766	5,548
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	2,170	2,213
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,080	1,021
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	2,270	1,634
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	16,695	13,857
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	2,296
7.75% 8/15/16 (c)	1,735	547
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,370	8,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Universal City Florida Holding Co. I/II:
5.2331% 5/1/10 (k)	$ 2,000	$ 1,800
8.375% 5/1/10	3,000	2,715
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	1,633	980
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (f)	5,390	5,552
		88,262
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,543
5.875% 1/15/36	1,500	1,254
Sealy Mattress Co. 10.875% 4/15/16 (f)	1,140	1,226
		5,023
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,179
6.875% 5/1/12	1,438	1,573
CanWest Media, Inc. 8% 9/15/12 (c)	8,625	4,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)	2,095	2,058
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	17,730	2,482
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	7,240	7,693
10.25% 9/15/10 (c)	2,975	3,306
10.25% 10/1/13 (c)(f)	6,215	6,339
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (f)(k)	1,500	1,515
10.375% 4/30/14 (f)(k)	10,000	10,125
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	1,008
5% 3/15/12	4,405	2,158
6.25% 3/15/11	2,510	1,544
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
4.95% 6/15/16	$ 1,107	$ 1,123
5.5% 3/15/11	225	236
5.7% 5/15/18	5,309	5,606
5.85% 1/15/10	36	37
6.45% 3/15/37	4,155	4,432
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,275
4.625% 6/1/13	2,632	2,712
6.25% 6/1/18 (f)	745	793
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,843
7.125% 2/1/16	5,000	4,800
7.75% 5/31/15	3,705	3,649
Interpublic Group of Companies, Inc. 10% 7/15/17 (f)	1,680	1,756
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,919
LBI Media, Inc. 8.5% 8/1/17 (f)	6,320	3,476
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,952
8.25% 2/1/30	10,280	7,813
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	5,455	3,328
News America Holdings, Inc. 7.75% 12/1/45	18,112	18,969
News America, Inc.:
4.75% 3/15/10	144	145
5.3% 12/15/14	516	553
6.2% 12/15/34	5,885	5,711
6.9% 3/1/19 (f)	2,867	3,230
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(k)	5,978	1,730
7% 1/15/14	1,977	771
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,089
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	8,549
11.5% 5/1/16	3,000	2,985
11.625% 2/1/14	1,800	1,787
Radio One, Inc. 8.875% 7/1/11	4,005	1,622
Rainbow National Services LLC:
8.75% 9/1/12 (f)	4,000	4,040
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC: - continued
10.375% 9/1/14 (f)	$ 7,775	$ 8,008
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	9,530	226
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,536
6.2% 7/1/13	1,369	1,479
6.75% 7/1/18	691	763
7.3% 7/1/38	1,848	2,091
8.75% 2/14/19	1,684	2,073
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,726
6.5% 11/15/36	3,295	3,318
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	23,565	21,444
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	608	6
Videotron Ltd.:
9.125% 4/15/18 (f)	2,520	2,652
9.125% 4/15/18	3,045	3,197
		197,063
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	3,920	3,675
Claire's Stores, Inc. 9.25% 6/1/15	1,040	551
General Nutrition Centers, Inc. 6.4038% 3/15/14 pay-in-kind (k)	1,330	1,160
Michaels Stores, Inc. 10% 11/1/14	7,940	7,583
Sonic Automotive, Inc. 8.625% 8/15/13	8,091	6,837
Toys 'R' Us, Inc. 7.875% 4/15/13	11,995	10,256
United Auto Group, Inc. 7.75% 12/15/16	5,995	5,253
		35,315
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. 8.875% 4/1/16	6,000	6,000
TOTAL CONSUMER DISCRETIONARY		386,242
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	43	45
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 4,022	$ 4,284
6.875% 11/15/19 (f)	4,000	4,474
8.2% 1/15/39 (f)	8,200	10,404
Constellation Brands, Inc.:
7.25% 9/1/16	2,795	2,704
7.25% 5/15/17	2,400	2,322
Diageo Capital PLC 5.2% 1/30/13	3,201	3,418
FBG Finance Ltd. 5.125% 6/15/15 (f)	1,730	1,772
PepsiCo, Inc. 7.9% 11/1/18	6,140	7,744
		37,167
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
0.9675% 6/1/10 (k)	1,353	1,350
6.036% 12/10/28	1,334	1,259
6.302% 6/1/37 (k)	2,791	2,205
Rite Aid Corp.:
7.5% 3/1/17	6,795	5,691
9.75% 6/12/16 (f)	5,435	5,734
10.375% 7/15/16	14,420	13,879
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)	2,645	2,605
		32,723
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	417	446
General Mills, Inc. 5.65% 2/15/19	934	1,009
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	5,466	6,418
Kraft Foods, Inc.:
5.625% 11/1/11	2,156	2,325
6.75% 2/19/14	318	361
		10,559
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,120
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	19,930
Philip Morris International, Inc. 4.875% 5/16/13	1,054	1,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 1,724	$ 1,757
7.25% 6/15/37	6,485	6,237
		29,046
TOTAL CONSUMER STAPLES		110,615
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Basic Energy Services, Inc. 11.625% 8/1/14 (f)	4,595	4,710
DCP Midstream LLC 9.75% 3/15/19 (f)	2,952	3,509
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	5,420	5,041
Transocean Ltd. 5.25% 3/15/13	2,042	2,150
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,059
5.15% 3/15/13	1,341	1,397
		17,866
Oil, Gas & Consumable Fuels - 1.4%
BW Group Ltd. 6.625% 6/28/17 (f)	1,742	1,472
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,772
5.7% 5/15/17	683	715
Chesapeake Energy Corp.:
6.5% 8/15/17	14,280	12,709
9.5% 2/15/15	3,440	3,509
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	5,990	4,253
11.75% 7/15/14 (f)	4,080	4,136
ConocoPhillips:
4.75% 2/1/14	621	666
5.75% 2/1/19	7,588	8,309
Drummond Co., Inc. 7.375% 2/15/16 (f)	8,000	6,960
Duke Capital LLC:
6.25% 2/15/13	589	629
6.75% 2/15/32	2,454	2,352
Duke Energy Field Services:
5.375% 10/15/15 (f)	720	701
6.45% 11/3/36 (f)	8,320	7,503
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.875% 2/1/11	$ 1,363	$ 1,421
7.875% 8/16/10	611	640
El Paso Natural Gas Co. 5.95% 4/15/17	551	566
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	998	1,074
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,062
6.5% 4/15/18	1,398	1,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,851
Enterprise Products Operating LP:
4.625% 10/15/09	1,147	1,149
5.6% 10/15/14	1,152	1,218
5.65% 4/1/13	410	436
EXCO Resources, Inc. 7.25% 1/15/11	5,585	5,481
Forest Oil Corp. 7.25% 6/15/19	9,250	8,695
Gazstream SA 5.625% 7/22/13 (f)	485	485
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,276	2,363
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	11,378
Lukoil International Finance BV 6.656% 6/7/22 (f)	720	652
Mariner Energy, Inc.:
8% 5/15/17	2,100	1,859
11.75% 6/30/16	1,370	1,439
Nakilat, Inc. 6.067% 12/31/33 (f)	4,083	3,400
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,700	2,887
Nexen, Inc.:
5.05% 11/20/13	2,265	2,326
5.2% 3/10/15	535	541
5.875% 3/10/35	2,365	2,080
6.4% 5/15/37	4,230	3,914
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,099	2,271
Peabody Energy Corp. 7.875% 11/1/26	7,925	7,291
Pemex Project Funding Master Trust 1.9294% 6/15/10 (f)(k)	734	732
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	5,157	5,815
Petrohawk Energy Corp. 9.125% 7/15/13	12,000	12,120
Petroleos Mexicanos 8% 5/3/19 (f)	406	457
Petroleum Development Corp. 12% 2/15/18	4,240	3,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 1,880	$ 1,943
6.65% 1/15/37	4,780	4,977
7.75% 10/15/12	1,389	1,536
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,059
7.625% 6/1/18	7,415	7,063
Quicksilver Resources, Inc. 8.25% 8/1/15	5,790	5,443
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,760	1,916
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,588	2,652
5.5% 9/30/14 (f)	3,617	3,743
5.832% 9/30/16 (f)	791	812
6.332% 9/30/27 (f)	5,710	5,258
6.75% 9/30/19 (f)	2,367	2,474
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,603	1,727
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,264
Source Gas LLC 5.9% 4/1/17 (f)	2,088	1,695
Southwestern Energy Co. 7.5% 2/1/18 (f)	3,340	3,340
Stone Energy Corp. 6.75% 12/15/14	5,580	3,822
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,166
6.85% 6/1/39	6,550	6,999
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,604
Teekay Corp. 8.875% 7/15/11	3,490	3,473
TEPPCO Partners LP 5.9% 4/15/13	1,908	2,053
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,020
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,397	1,173
XTO Energy, Inc.:
5% 1/31/15	1,031	1,077
5.65% 4/1/16	707	740
5.9% 8/1/12	2,623	2,837
6.5% 12/15/18	5,000	5,504
		244,070
TOTAL ENERGY		261,936
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 4.0%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (k)	$ 1,379	$ 1,378
0.9025% 9/9/09 (k)	749	749
4.245% 1/7/10	717	721
4.5% 10/28/10	1,080	1,122
5.3% 10/30/15	689	698
5.85% 7/19/10	2,220	2,281
6.95% 8/10/12	11,066	12,364
BlackRock, Inc. 6.25% 9/15/17	1,810	1,904
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,671
5.95% 1/18/18	2,350	2,446
6.15% 4/1/18	1,161	1,226
6.75% 10/1/37	8,835	8,845
7.5% 2/15/19	15,036	17,311
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	9,888
Lazard Group LLC:
6.85% 6/15/17	2,262	2,213
7.125% 5/15/15	811	815
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,844
6.15% 4/25/13	652	679
6.4% 8/28/17	1,830	1,803
6.875% 4/25/18	2,591	2,646
Morgan Stanley:
0.7875% 1/9/12 (k)	6,662	6,441
0.8375% 1/9/14 (k)	2,947	2,727
4.75% 4/1/14	468	465
5.05% 1/21/11	1,794	1,853
5.25% 11/2/12	144	152
5.45% 1/9/17	140	139
5.95% 12/28/17	324	331
6% 5/13/14	4,650	4,931
6.6% 4/1/12	3,370	3,662
6.625% 4/1/18	806	861
6.75% 4/15/11	4,992	5,309
7.3% 5/13/19	4,941	5,502
Nuveen Investments, Inc. 10.5% 11/15/15 (f)	6,070	4,553
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	$ 576	$ 580
State Street Corp. 4.3% 5/30/14	990	1,038
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,004
4.95% 11/1/12	2,277	2,465
5.45% 5/15/19	5,023	5,338
UBS AG Stamford Branch:
5.75% 4/25/18	2,418	2,375
5.875% 12/20/17	1,760	1,744
		132,074
Commercial Banks - 0.4%
ANZ National International Ltd. 6.2% 7/19/13 (f)	647	695
Bank of America NA 6% 10/15/36	2,235	2,069
Bank One Corp.:
5.25% 1/30/13	548	579
7.875% 8/1/10	407	430
BB&T Corp. 6.5% 8/1/11	732	766
Chase Manhattan Corp. 7.875% 6/15/10	915	961
Credit Suisse First Boston 6% 2/15/18	9,961	10,245
Credit Suisse First Boston New York Branch 5% 5/15/13	3,315	3,519
Credit Suisse New York Branch 5.5% 5/1/14	4,885	5,250
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(k)	2,442	2,173
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,744
5.25% 2/10/14 (f)	333	332
5.5% 10/17/12	1,329	1,374
Fifth Third Bancorp:
4.5% 6/1/18	73	54
8.25% 3/1/38	1,237	1,099
HBOS PLC 6.75% 5/21/18 (f)	408	340
HSBC Holdings PLC:
0.7775% 10/6/16 (k)	868	804
6.5% 5/2/36	6,610	6,817
6.5% 9/15/37	8,400	8,687
JPMorgan Chase Bank 6% 10/1/17	1,234	1,301
KeyBank NA:
5.8% 7/1/14	660	636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
7% 2/1/11	$ 662	$ 674
Korea Development Bank 4.625% 9/16/10	1,080	1,089
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(k)	547	445
National City Bank, Cleveland 4.5% 3/15/10	1,734	1,758
PNC Funding Corp.:
0.6275% 1/31/12 (k)	3,525	3,353
7.5% 11/1/09	1,194	1,204
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (f)(k)	2,470	2,273
5.805% 6/20/16 (f)(k)	2,477	2,034
Standard Chartered Bank 6.4% 9/26/17 (f)	2,469	2,401
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	1,728	1,515
Union Planters Corp. 7.75% 3/1/11	353	342
UnionBanCal Corp. 5.25% 12/16/13	390	362
Wachovia Bank NA 4.875% 2/1/15	829	833
Wachovia Corp.:
0.6331% 4/23/12 (k)	320	309
0.6394% 10/15/11 (k)	2,366	2,306
5.625% 10/15/16	2,003	1,998
5.75% 6/15/17	1,728	1,822
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,567
5.625% 12/11/17	1,847	1,935
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	358
		78,453
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	4,275	4,580
Capital One Financial Corp.:
0.93% 9/10/09 (k)	1,931	1,931
7.375% 5/23/14	4,410	4,811
Discover Financial Services:
1.1688% 6/11/10 (k)	2,370	2,309
6.45% 6/12/17	8,700	7,586
Ford Motor Credit Co. LLC:
2.0794% 1/15/10 (k)	2,800	2,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.7% 1/15/10	$ 8,920	$ 8,888
7% 10/1/13	2,800	2,497
7.25% 10/25/11	4,975	4,678
7.375% 10/28/09	8,940	8,895
7.5% 8/1/12	6,000	5,520
8% 6/1/14	5,430	5,014
8% 12/15/16	10,620	9,305
General Electric Capital Corp.:
5.625% 9/15/17	17,812	17,851
5.9% 5/13/14	6,210	6,637
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,238
6.875% 8/28/12	3,685	3,206
8% 11/1/31	2,055	1,553
GMAC LLC:
6% 12/15/11	880	770
6% 12/15/11 (f)	4,090	3,701
6.625% 5/15/12	1,785	1,557
6.625% 5/15/12 (f)	8,315	7,338
6.75% 12/1/14 (f)	6,105	5,006
6.875% 9/15/11 (f)	1,365	1,256
7% 2/1/12 (f)	5,945	5,306
7.5% 12/31/13 (f)	7,562	6,276
8% 11/1/31 (f)	13,691	10,679
Household Finance Corp.:
6.375% 10/15/11	1,096	1,151
7% 5/15/12	276	297
HSBC Finance Corp.:
5.25% 1/14/11	771	790
5.25% 1/15/14	621	633
MBNA America Bank NA 7.125% 11/15/12 (f)	409	424
MBNA Corp. 7.5% 3/15/12	948	1,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,501	2,480
ORIX Corp. 5.48% 11/22/11	227	224
SLM Corp.:
0.6638% 7/26/10 (k)	20,263	18,539
0.7338% 10/25/11 (k)	5,381	4,262
0.8294% 3/15/11 (k)	66	57
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 2,889	$ 2,764
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	217	215
		173,954
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	5,103	5,385
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,744
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	10,880	10,771
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	9,335	9,427
CIT Group, Inc.:
4.25% 2/1/10	1,350	836
5% 2/13/14	5,350	3,030
5% 2/1/15	12,885	7,216
5.125% 9/30/14	1,350	756
5.4% 3/7/13	2,315	1,309
5.4% 1/30/16	1,735	975
5.6% 4/27/11	1,890	1,128
7.625% 11/30/12	420	238
Citigroup, Inc.:
0.5194% 5/18/11 (k)	1,656	1,585
5.3% 10/17/12	8,973	9,065
5.5% 4/11/13	6,263	6,234
6.125% 5/15/18	9,915	9,323
6.5% 1/18/11	770	796
6.5% 8/19/13	12,925	13,272
8.5% 5/22/19	9,500	10,384
CME Group, Inc. 5.75% 2/15/14	2,601	2,843
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	13,527
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(k)	1,765	741
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,393
6.375% 3/25/13	886	695
6.625% 11/15/13	1,603	1,241
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,787
4.891% 9/1/15 (k)	1,608	1,452
5.6% 6/1/11	1,824	1,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13	$ 1,306	$ 1,394
6.3% 4/23/19	6,000	6,578
6.75% 2/1/11	221	235
NSG Holdings II, LLC 7.75% 12/15/25 (f)	6,750	5,636
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	642	455
5.5% 1/15/14 (f)	409	313
5.7% 4/15/17 (f)	999	632
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	1,908	1,836
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(k)	1,369	1,191
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	2,951	2,567
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	961	770
		158,685
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	5,875	6,788
Assurant, Inc.:
5.625% 2/15/14	1,126	1,152
6.75% 2/15/34	1,159	927
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	333
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	878	694
HUB International Holdings, Inc. 9% 12/15/14 (f)	3,710	3,209
Jackson National Life Global Funding 5.375% 5/8/13 (f)	444	442
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	350	256
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	27
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	4,500	5,050
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(k)	4,351	4,187
MetLife, Inc.:
5% 6/15/15	686	712
6.125% 12/1/11	583	623
6.75% 6/1/16	3,874	4,238
7.717% 2/15/19	6,959	8,140
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	1,944	1,956
5.125% 4/10/13 (f)	329	338
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)	$ 3,462	$ 3,608
Monumental Global Funding II 5.65% 7/14/11 (f)	973	994
Monumental Global Funding III 5.5% 4/22/13 (f)	1,297	1,312
Pacific Life Global Funding 5.15% 4/15/13 (f)	1,995	2,013
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,855	4,089
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,287
5.4% 6/13/35	266	220
5.5% 3/15/16	250	247
5.7% 12/14/36	226	198
6.2% 1/15/15	690	723
7.375% 6/15/19	1,880	2,043
8.875% 6/15/68 (k)	1,751	1,620
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	1,969	1,593
Symetra Financial Corp. 6.125% 4/1/16 (f)	3,053	2,469
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	764
USI Holdings Corp. 4.315% 11/15/14 (f)(k)	2,920	2,256
		64,508
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,416
Arden Realty LP 5.2% 9/1/11	789	817
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	217
5.5% 1/15/12	1,410	1,464
6.625% 9/15/11	482	512
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,819	1,817
5.625% 12/15/10	2,403	2,395
5.75% 4/1/12	1,095	1,068
BRE Properties, Inc.:
4.875% 5/15/10	1,522	1,518
5.75% 9/1/09	360	360
Camden Property Trust:
4.375% 1/15/10	871	877
5.375% 12/15/13	387	381
5.875% 11/30/12	1,743	1,791
CPG Partners LP 6% 1/15/13	599	601
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 1,775	$ 1,715
5% 5/3/10	1,320	1,283
5.25% 4/15/11	1,433	1,354
5.375% 10/15/12	757	688
Duke Realty LP:
4.625% 5/15/13	369	346
5.25% 1/15/10	267	268
5.4% 8/15/14	325	306
5.5% 3/1/16	2,930	2,599
5.625% 8/15/11	4,312	4,355
5.875% 8/15/12	67	67
Equity One, Inc.:
6% 9/15/17	503	441
6.25% 1/15/17	291	263
Federal Realty Investment Trust:
5.4% 12/1/13	243	239
6% 7/15/12	1,728	1,782
6.2% 1/15/17	365	342
HRPT Properties Trust:
5.75% 11/1/15	524	456
6.25% 6/15/17	726	638
6.65% 1/15/18	364	318
Liberty Property LP:
5.125% 3/2/15	500	462
5.5% 12/15/16	876	771
Mack-Cali Realty LP:
5.05% 4/15/10	478	479
7.75% 2/15/11	575	605
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,701
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,910
Simon Property Group LP:
4.6% 6/15/10	646	659
4.875% 8/15/10	397	407
5% 3/1/12	214	219
5.375% 6/1/11	366	376
5.6% 9/1/11	1,601	1,660
5.75% 5/1/12	746	782
6.75% 5/15/14	4,302	4,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
7.75% 1/20/11	$ 484	$ 510
Tanger Properties LP 6.15% 11/15/15	14	13
Ventas Realty LP 6.5% 6/1/16	660	614
Washington (REIT) 5.95% 6/15/11	2,143	2,116
		56,588
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	261	272
Post Apartment Homes LP:
5.45% 6/1/12	798	763
6.3% 6/1/13	1,412	1,381
Realogy Corp. 10.5% 4/15/14	5,835	3,443
Regency Centers LP:
4.95% 4/15/14	360	322
5.25% 8/1/15	1,257	1,130
5.875% 6/15/17	622	561
		7,872
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	8,392	9,201
7.625% 6/1/19	19,000	20,919
Countrywide Financial Corp. 5.8% 6/7/12	1,718	1,783
Countrywide Home Loans, Inc. 4% 3/22/11	2,549	2,574
Independence Community Bank Corp.:
2.4169% 4/1/14 (k)	2,485	2,195
4.9% 9/23/10	999	1,031
		37,703
TOTAL FINANCIALS		709,837
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,923
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	6,820	7,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Biomet, Inc.: - continued
11.625% 10/15/17	$ 7,320	$ 7,686
Fresenius US Finance II, Inc. 9% 7/15/15 (f)	3,140	3,407
		18,203
Health Care Providers & Services - 0.9%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)	7,330	7,532
12.375% 11/1/14 (f)	3,645	3,672
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (k)	5,075	3,910
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	918
6.3% 8/15/14	2,132	1,943
DaVita, Inc. 6.625% 3/15/13	15,205	14,578
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,627
HCA, Inc.:
6.375% 1/15/15	1,325	1,153
6.5% 2/15/16	5,605	4,820
7.875% 2/15/20 (f)	4,825	4,735
8.5% 4/15/19 (f)	4,455	4,483
8.75% 9/1/10	9,235	9,304
9.25% 11/15/16	19,940	20,139
9.875% 2/15/17 (f)	850	871
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,310	4,181
NMH Holdings, Inc. 7.7544% 6/15/14 pay-in-kind (f)(k)	0*	0*
Rural/Metro Corp. 9.875% 3/15/15	4,835	4,521
Surgical Care Affiliates LLC 9.625% 7/15/15 pay-in-kind (f)(k)	4,570	3,323
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,622
Tenet Healthcare Corp.:
7.375% 2/1/13	1,250	1,163
8.875% 7/1/19 (f)	8,855	9,076
9% 5/1/15 (f)	1,002	1,025
9.25% 2/1/15	1,910	1,829
9.875% 7/1/14	4,690	4,690
10% 5/1/18 (f)	5,002	5,390
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Oncology, Inc. 9.125% 8/15/17 (f)	$ 2,740	$ 2,836
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,154
US Oncology Holdings, Inc. 7.6538% 3/15/12 pay-in-kind (k)	8,582	6,877
Viant Holdings, Inc. 10.125% 7/15/17 (f)	10,489	9,860
		152,232
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	2,179
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,883
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,812
Roche Holdings, Inc. 5% 3/1/14 (f)	3,501	3,787
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	602
		10,263
TOTAL HEALTH CARE		182,621
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	1,556	1,582
6.375% 6/1/19 (f)	3,650	3,960
6.4% 12/15/11 (f)	482	517
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	9,639
7.45% 5/1/34 (f)	2,340	1,849
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,678
7.625% 2/1/18	1,830	1,896
		23,121
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	233	224
7.024% 4/15/11	1,667	1,659
7.858% 4/1/13	3,201	3,057
AMR Corp. 10.2% 3/15/20	3,445	1,326
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	$ 95	$ 70
9.798% 4/1/21	6,200	3,844
6.648% 3/15/19	1,816	1,561
6.82% 5/1/18	130	108
6.9% 7/2/19	504	439
7.056% 3/15/11	1,036	1,031
7.339% 4/19/14	2,050	1,579
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	214	192
7.57% 11/18/10	6,419	6,259
7.779% 1/2/12	1,173	1,103
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,285	989
8.36% 7/20/20	863	716
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	29	29
6.201% 3/1/10	18	18
6.602% 9/1/13	52	51
		24,768
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (k)	2,670	2,622
Nortek, Inc. 10% 12/1/13	7,610	7,230
		9,852
Commercial Services & Supplies - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	1,015	1,051
Cenveo Corp. 10.5% 8/15/16 (f)	2,590	2,166
Iron Mountain, Inc. 8.625% 4/1/13	370	370
		3,587
Construction & Engineering - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	8,165	8,287
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 11,608	$ 11,376
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,550
5.45% 10/15/12	3,609	3,933
6% 10/15/17	1,726	1,900
General Electric Co. 5.25% 12/6/17	19,778	20,193
		27,576
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	360	367
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	952
		1,319
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	3,670	3,211
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	902
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	6,330	5,475
TOTAL INDUSTRIALS		119,474
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)(f)	6,075	3,814
Cisco Systems, Inc. 4.95% 2/15/19	452	472
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	6,844
Nortel Networks Corp.:
10.125% 7/15/13 (c)	7,880	3,546
10.75% 7/15/16 (c)	4,900	2,266
		16,942
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)	965	1,033
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,765
6% 10/1/12	2,284	2,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 1,390	$ 1,381
7.125% 10/1/37	1,952	1,952
		7,461
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	8,850	7,523
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	11,120
10.625% 5/15/15 (f)	5,015	5,165
		23,808
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	984
Semiconductors & Semiconductor Equipment - 0.2%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	8,517
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	7,216
10.125% 12/15/16	24,065	13,356
National Semiconductor Corp. 0.8794% 6/15/10 (k)	2,354	2,267
NXP BV:
3.2594% 10/15/13 (k)	715	443
7.875% 10/15/14	8,000	5,440
9.5% 10/15/15	690	352
Spansion LLC 11.25% 1/15/16 (c)(f)	7,320	5,014
		42,605
TOTAL INFORMATION TECHNOLOGY		92,833
MATERIALS - 0.7%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	3,864	4,172
8.55% 5/15/19	3,864	4,209
E.I. du Pont de Nemours & Co. 5% 1/15/13	150	162
Lubrizol Corp. 8.875% 2/1/19	547	674
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
MacDermid, Inc. 9.5% 4/15/17 (f)	$ 740	$ 607
Momentive Performance Materials, Inc.:
9.75% 12/1/14	7,570	4,769
10.875% 12/1/14 pay-in-kind (k)	210	120
		14,713
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,060
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	9,144
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (f)	2,410	2,506
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (f)	1,970	1,955
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	3,990
7.75% 11/15/15	4,000	3,950
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,318
Owens-Illinois, Inc. 7.8% 5/15/18	350	345
Pactiv Corp.:
5.875% 7/15/12	1,009	1,075
6.4% 1/15/18	1,030	1,019
		26,302
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (f)	13	15
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,164	1,223
5.5% 4/1/14	5,752	6,263
6.5% 4/1/19	5,752	6,558
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,179	1,288
FMG Finance Property Ltd. 10.625% 9/1/16 (f)	7,000	7,490
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	9,090	9,510
Noranda Aluminium Holding Corp. 7.9125% 11/15/14 pay-in-kind (k)	3,659	1,486
Nucor Corp. 6.4% 12/1/37	4,120	4,661
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,709
6.5% 7/15/18	6,714	7,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 7,050	$ 7,458
Teck Resources Ltd. 10.75% 5/15/19	6,210	7,079
United States Steel Corp. 6.65% 6/1/37	3,880	3,232
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,450
		72,650
Paper & Forest Products - 0.0%
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	1,430	1,409
TOTAL MATERIALS		116,134
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,760
AT&T, Inc.:
5.8% 2/15/19	5,178	5,559
6.3% 1/15/38	9,775	10,262
6.7% 11/15/13	691	783
6.8% 5/15/36	13,429	14,937
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	2,216
BellSouth Corp. 6.55% 6/15/34	4,075	4,371
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,725
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,443	1,537
6.75% 8/20/18	4,408	4,976
Intelsat Corp. 9.25% 8/15/14	5,190	5,268
Intelsat Ltd. 11.25% 6/15/16	14,660	15,246
Qwest Corp. 8.375% 5/1/16 (f)	5,765	5,866
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,381
5.875% 2/1/12	1,610	1,736
5.875% 8/15/12	576	630
Sprint Capital Corp.:
6.875% 11/15/28	15,273	11,111
6.9% 5/1/19	16,095	13,520
8.375% 3/15/12	7,330	7,339
8.75% 3/15/32	3,945	3,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 2,881	$ 2,902
4.95% 9/30/14	1,890	1,951
5.25% 10/1/15	2,367	2,455
6.999% 6/4/18	6,391	7,025
7.2% 7/18/36	7,123	7,816
7.721% 6/4/38	5,189	6,058
Telefonica Emisiones SAU:
0.8094% 2/4/13 (k)	1,416	1,385
5.877% 7/15/19	4,178	4,545
6.421% 6/20/16	684	766
7.045% 6/20/36	2,267	2,689
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,691
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,075
6.25% 4/1/37	3,729	3,940
6.4% 2/15/38	6,365	6,881
6.9% 4/15/38	8,315	9,515
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,720
Verizon New England, Inc. 6.5% 9/15/11	525	566
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,703
Wind Acquisition Finance SA 11.75% 7/15/17 (f)	6,720	7,291
		188,471
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 5.625% 11/15/17	1,066	1,069
Crown Castle International Corp. 9% 1/15/15	2,955	3,066
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,915	10,575
9.125% 1/15/15 pay-in-kind (f)(k)	1,645	1,464
9.25% 9/1/12 (f)	4,120	4,120
12% 4/1/14 (f)	6,990	7,409
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	6,745	6,897
11.5% 6/15/16	665	672
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	870	874
8.875% 1/15/15	6,980	7,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 830	$ 697
6.875% 10/31/13	4,380	3,920
7.375% 8/1/15	13,910	11,876
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	1,510	1,329
Rogers Communications, Inc. 6.8% 8/15/18	4,480	5,073
Verizon Wireless Capital LLC:
5.55% 2/1/14 (f)	1,399	1,513
8.5% 11/15/18 (f)	544	685
Vodafone Group PLC:
5% 12/16/13	1,353	1,436
5.5% 6/15/11	1,626	1,726
7.75% 2/15/10	1,089	1,122
		72,538
TOTAL TELECOMMUNICATION SERVICES		261,009
UTILITIES - 1.1%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	1,760	1,929
Appalachian Power Co. 6.375% 4/1/36	6,000	6,269
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	2,423	2,555
8.875% 11/15/18	4,589	5,770
Commonwealth Edison Co. 5.4% 12/15/11	1,027	1,097
Duke Energy Carolinas LLC 6.05% 4/15/38	1,029	1,153
EDP Finance BV:
5.375% 11/2/12 (f)	1,175	1,256
6% 2/2/18 (f)	2,160	2,330
Exelon Corp.:
4.9% 6/15/15	1,885	1,914
6.75% 5/1/11	392	419
FirstEnergy Corp. 6.45% 11/15/11	1,163	1,271
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (f)	1,266	1,294
6.05% 8/15/21 (f)	2,950	2,982
6.8% 8/15/39 (f)	2,310	2,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Florida Power Corp.:
5.65% 6/15/18	$ 2,710	$ 2,975
6.4% 6/15/38	6,435	7,544
Illinois Power Co. 6.125% 11/15/17	243	255
Intergen NV 9% 6/30/17 (f)	7,015	6,892
IPALCO Enterprises, Inc.:
7.25% 4/1/16 (f)	3,670	3,560
8.625% 11/14/11	3,905	3,983
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,030
Nevada Power Co.:
6.5% 5/15/18	5,100	5,558
6.5% 8/1/18	925	1,010
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,752
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,131	2,304
PECO Energy Co. 5.6% 10/15/13	6,150	6,656
Pennsylvania Electric Co. 6.05% 9/1/17	450	479
Pepco Holdings, Inc.:
4% 5/15/10	1,314	1,328
6.45% 8/15/12	2,198	2,338
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	3,512	2,739
Progress Energy, Inc. 7.1% 3/1/11	1,994	2,121
Sierra Pacific Power Co. 5.45% 9/1/13	919	963
Tampa Electric Co. 6.15% 5/15/37	3,871	4,065
West Penn Power Co. 5.95% 12/15/17 (f)	185	192
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	2,016
		97,359
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	266
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,882
		2,148
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 10/15/15	4,660	4,532
9.75% 4/15/16 (f)	2,000	2,080
Constellation Energy Group, Inc. 7% 4/1/12	3,797	4,076
Duke Capital LLC 5.668% 8/15/14	1,211	1,263
Energy Future Holdings 10.875% 11/1/17	36,515	26,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.:
6.4% 7/15/06 (c)	$ 3,600	$ 2
6.625% 11/15/05 (c)	2,155	1
6.75% 9/1/04 (c)	1,425	0*
9.125% 4/1/03 (c)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	941
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,026
		46,215
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,388
5.2% 8/15/19	5,197	5,359
6.3% 9/30/66 (k)	12,212	8,915
7.5% 6/30/66 (k)	2,999	2,459
DTE Energy Co. 7.05% 6/1/11	580	616
KeySpan Corp. 7.625% 11/15/10	291	307
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,134
5.875% 10/1/12	1,721	1,867
6.5% 9/15/37	4,300	4,776
National Grid PLC 6.3% 8/1/16	870	941
NiSource Finance Corp.:
5.25% 9/15/17	497	462
5.4% 7/15/14	794	795
5.45% 9/15/20	2,082	1,887
6.4% 3/15/18	782	786
6.8% 1/15/19	4,000	4,057
7.875% 11/15/10	602	633
10.75% 3/15/16	5,405	6,330
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,636	2,872
WPS Resources Corp. 6.11% 12/1/66 (k)	520	380
		46,964
TOTAL UTILITIES		192,686
TOTAL NONCONVERTIBLE BONDS		2,433,387
TOTAL CORPORATE BONDS (Cost $2,437,961)		2,505,011
U.S. Government and Government Agency Obligations - 4.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
3.375% 5/19/11	$ 163,673	$ 170,713
4.375% 7/17/13	20,070	21,606
6% 5/15/11 (i)	38,785	42,077
Federal Home Loan Bank 1.625% 7/27/11	15,200	15,335
Freddie Mac 5.25% 7/18/11 (i)	1,950	2,104
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,720
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		257,555
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	12,242	12,051
1.625% 1/15/15 (i)	33,879	33,815
1.625% 1/15/18	12,352	12,216
2% 4/15/12	7,555	7,728
2% 1/15/14 (i)	158,678	161,654
2% 1/15/14	16,373	16,680
2.375% 1/15/27	48,117	49,275
2.5% 7/15/16	144,146	151,444
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		444,863
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes:
1.75% 8/15/12	2,913	2,936
1.875% 6/15/12	5,704	5,778
1.875% 4/30/14	38,380	37,711
TOTAL U.S. TREASURY OBLIGATIONS		46,425
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $733,218)		748,843
U.S. Government Agency - Mortgage Securities - 4.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.3%
4% 9/1/24 (g)	$ 1,000	$ 1,009
4% 9/1/39 (g)	8,000	7,820
4% 9/1/39 (g)	4,000	3,910
4.275% 6/1/36 (k)	377	391
4.5% 9/1/24 (g)	12,000	12,333
4.5% 9/1/39 (g)	36,000	36,167
4.5% 9/1/39 (g)	11,000	11,051
5% 12/1/25 to 6/1/38	87,885	90,694
5% 9/1/39 (g)(h)	47,000	48,216
5% 9/1/39 (g)(h)	15,500	15,901
5% 9/14/39 (g)(h)	1,000	1,026
5.5% 9/1/24 (g)	8,000	8,415
5.5% 6/1/33 to 3/1/39 (h)	161,420	168,987
5.5% 9/14/39 (g)(h)	34,500	35,890
5.564% 7/1/37 (k)	1,272	1,332
6% 6/1/30 to 11/1/38	108,834	115,526
6% 9/14/39 (g)(h)	4,500	4,733
6.004% 4/1/36 (k)	943	994
6.106% 4/1/36 (k)	2,141	2,265
6.319% 4/1/36 (k)	1,024	1,087
6.5% 9/1/39 (g)(h)	6,750	7,218
6.5% 9/1/39 (g)	2,000	2,139
TOTAL FANNIE MAE		577,104
Freddie Mac - 0.4%
5% 3/1/19 to 12/1/33	40,651	42,486
5.669% 10/1/35 (k)	629	665
5.919% 6/1/36 (k)	2,288	2,396
6% 11/1/33	742	789
6.103% 6/1/36 (k)	1,123	1,177
6.5% 11/1/34 to 3/1/36	16,372	17,610
TOTAL FREDDIE MAC		65,123
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.5%
5.5% 9/20/38 to 1/15/39	$ 792	$ 829
5.5% 9/1/39 (g)	2,500	2,610
5.5% 9/1/39 (g)	3,000	3,133
5.5% 9/21/39 (g)(h)	3,000	3,132
5.5% 9/21/39 (g)	14,000	14,621
5.5% 9/21/39 (g)(h)	32,000	33,405
5.5% 9/21/39 (g)(h)	17,000	17,746
6% 2/15/34	12,441	13,299
6.5% 3/15/34	6,891	7,451
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		96,226
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,996)		738,453
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (k)	1,383	734
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (k)	633	1
Class M8, 1.1156% 7/25/36 (k)	28	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (k)	228	208
Class M2, 1.3656% 2/25/34 (k)	334	133
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (k)	199	172
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (k)	20	18
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (k)	275	5
Class M4, 0.6656% 5/25/36 (k)	83	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (k)	129	4
Class M5, 0.6556% 4/25/36 (k)	123	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (k)	$ 3,798	$ 3,646
Series 2006-A7 Class A7, 0.2925% 10/20/12 (k)	1,913	1,836
Series 2006-C1 Class C1, 0.7525% 10/20/14 (k)	472	14
Series 2007-A1 Class A, 0.3225% 1/20/15 (k)	1,284	1,233
Series 2007-A4 Class A4, 0.3025% 4/22/13 (k)	1,825	1,752
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(k)	494	493
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	122	123
Series 2006-1 Class B1, 5.2% 3/6/11	61	61
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	296
Series 2007-2M Class A3, 5.22% 4/8/10	256	260
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (k)	92	66
Series 2004-R11 Class M1, 0.9256% 11/25/34 (k)	434	201
Series 2004-R2 Class M3, 0.8156% 4/25/34 (k)	119	49
Series 2005-R2 Class M1, 0.7156% 4/25/35 (k)	1,567	1,110
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (k)	36	9
Series 2004-W11 Class M2, 0.9656% 11/25/34 (k)	426	177
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (k)	1,108	534
Class M2, 0.8656% 5/25/34 (k)	928	653
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (k)	1,178	359
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (k)	941	15
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (k)	2,026	1,072
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (k)	316	162
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (k)	181	6
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(k)	4,820	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (k)	2,606	2,600
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (k)	70	52
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4156% 8/25/36 (k)	1,741	1,576
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(k)	258	258
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 1,214	$ 1,068
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (k)	1,743	1,629
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (k)	568	516
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	443	445
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,560
Class C, 5.31% 6/15/12	1,132	1,104
Series 2007-1 Class C, 5.38% 11/15/12	403	324
Series 2007-SN1 Class D, 6.05% 1/17/12	197	182
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	834	835
Series 2006-C:
Class A3A, 5.07% 7/15/11	21	21
Class A3B, 0.2828% 7/15/11 (k)	57	57
Series 2007-B Class A3A, 5.03% 4/15/12	518	524
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(k)	2,208	2,122
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (f)(k)	347	69
Class B, 1.0225% 7/20/39 (f)(k)	200	24
Class C, 1.3725% 7/20/39 (f)(k)	258	21
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	401
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (k)	4,366	152
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (k)	323	6
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (k)	2,725	92
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (k)	141	3
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (k)	1,368	360
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(k)	168	135
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	484	378
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (k)	402	400
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	203	181
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5356% 10/25/35 (k)	3,272	2,998
Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (k)	581	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (k)	$ 4	$ 4
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (k)	112	106
Series 2007-4 Class A1A, 0.3856% 9/25/37 (k)	651	612
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (k)	8,309	7,380
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	251	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (k)	701	385
Class M4, 1.2356% 4/25/34 (k)	121	62
Series 2004-4 Class M2, 0.7956% 6/25/34 (k)	446	286
Series 2005-3 Class MV1, 0.6856% 8/25/35 (k)	1,551	1,410
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (k)	274	251
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	38	38
Class A4, 5.115% 8/15/13 (f)	486	476
Series 2007-B Class A3, 5.47% 11/15/11 (f)	256	256
Series 2007-C Class A3, 5.43% 5/15/12 (f)	206	206
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (k)	2,207	2,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	984	972
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (k)	30	16
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (k)	221	44
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (k)	4,507	1,370
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (k)	23	11
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (k)	4,024	3,374
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (k)	207	202
Series 2006-FF14 Class A2, 0.3256% 10/25/36 (k)	2,549	2,301
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (k)	68	65
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	396
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (k)	587	381
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	50	40
Class C, 5.41% 7/21/14	442	221
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 348	$ 358
Class C, 5.43% 2/16/15	426	203
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (k)	55	25
Class M2, 1.0156% 2/25/34 (k)	94	73
Series 2005-A:
Class M3, 0.7556% 1/25/35 (k)	720	169
Class M4, 0.9456% 1/25/35 (k)	276	51
Series 2006-A Class M4, 0.6656% 5/25/36 (k)	145	1
Series 2006-D Class M1, 0.4956% 11/25/36 (k)	224	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(k)	2,160	1,616
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,304	1,043
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(k)	262	176
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(k)	1,430	858
Class B, 0.5528% 11/15/34 (f)(k)	517	150
Class C, 0.6528% 11/15/34 (f)(k)	858	189
Class D, 1.0228% 11/15/34 (f)(k)	327	52
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (k)	675	655
Class C, 0.5128% 9/17/12 (k)	525	494
Series 2007-1 Class C, 0.5428% 3/15/13 (k)	3,603	3,301
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (k)	665	539
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (k)	512	307
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	68	59
Class C, 5.74% 12/15/14	143	115
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (k)	2,032	1,071
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (k)	820	32
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (k)	12	5
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (k)	60	59
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (k)	327	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(k)	$ 501	$ 75
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(k)	497	75
Class C, 0.8156% 9/25/46 (f)(k)	1,159	116
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (k)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (k)	355	173
Series 2003-3 Class M1, 1.5556% 8/25/33 (k)	683	329
Series 2003-5 Class A2, 0.9656% 12/25/33 (k)	25	9
Series 2003-7 Class A2, 1.0256% 3/25/34 (k)	1	0*
Series 2004-3 Class M2, 1.9656% 8/25/34 (k)	228	132
Series 2004-7 Class A3, 0.6556% 1/25/35 (k)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (k)	207	194
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (k)	2,510	2,308
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (k)	14	13
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (k)	1,707	1,695
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (k)	445	256
Class M2, 0.5625% 3/20/36 (k)	736	357
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (k)	1,137	334
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	91	92
Class C, 5.34% 11/15/12	118	120
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (k)	2,497	50
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (k)	1,136	510
Class MV1, 0.4956% 11/25/36 (k)	923	94
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (k)	397	14
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	770	611
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	290	288
Class 2C, 2.3775% 3/27/42 (k)	2,016	329
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (f)(k)	207	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,067	1,902
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (k)	255	196
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (k)	$ 15	$ 15
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	13	7
Class C, 5.691% 10/20/28 (f)	6	3
Class D, 6.01% 10/20/28 (f)	71	32
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (k)	407	11
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (k)	596	21
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (k)	153	68
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	290	275
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (k)	658	466
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (k)	1,992	1,449
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (k)	53	51
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (k)	2,521	1,238
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (k)	44	9
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (k)	370	248
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (k)	335	127
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (k)	303	121
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (k)	316	50
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (k)	269	263
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (k)	243	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (k)	3,212	59
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (k)	26	6
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (k)	747	610
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (k)	168	158
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(k)(n)	3,018	272
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,159	432
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	2,244	62
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	323	21
Series 2006-2 Class AIO, 6% 8/25/11 (n)	160	15
Series 2006-3:
Class A1, 0.2956% 9/25/19 (k)	532	524
Class AIO, 7.1% 1/25/12 (n)	258	36
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2956% 3/25/25 (k)	$ 585	$ 561
Class AIO, 6.35% 2/27/12 (n)	819	108
Class D, 1.3656% 5/25/32 (k)	1,544	37
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	183
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	150
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (k)	1,083	217
Series 2005-D Class M2, 0.7356% 2/25/36 (k)	593	36
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (k)	369	353
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (k)	13	13
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(k)	429	167
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(k)	892	330
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (k)	261	205
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (k)	139	129
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (k)	191	178
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (k)	211	149
Class M3, 1.5156% 9/25/34 (k)	405	107
Class M4, 1.7156% 9/25/34 (k)	519	75
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (k)	304	45
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (k)	1,817	1,195
Class M3, 0.8256% 1/25/35 (k)	363	189
Class M4, 1.0956% 1/25/35 (k)	1,120	182
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (k)	1,328	24
Class M9, 2.1456% 5/25/35 (k)	449	2
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(k)	2,497	2,261
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	367	287
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (k)	271	7
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (k)	205	190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (k)	$ 4	$ 2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (k)	1,434	714
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (k)	66	1
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (k)	758	382
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (k)	454	408
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(k)	853	707
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (k)	965	193
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (k)	136	88
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	455	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (k)	64	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (k)	104	55
Series 2007-BC4 Class A3, 0.535% 11/25/37 (k)	7,684	6,995
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(k)	993	265
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (k)	1,237	995
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (k)	950	935
Class B, 0.5728% 1/15/12 (k)	786	739
Class C, 0.8728% 1/15/12 (k)	1,134	930
Superior Wholesale Inventory Financing Trust XI Series 2005-A11 Class A, 0.3928% 2/15/14 (k)	1,343	1,336
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	1,012	863
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (k)	2,654	2,561
Class B, 0.4928% 6/15/12 (k)	294	272
Class C, 0.7728% 6/15/12 (k)	176	123
Series 2007-2 Class A, 0.9228% 10/15/12 (k)	1,986	1,894
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (k)	22	7
Series 2003-6HE Class A1, 0.7356% 11/25/33 (k)	28	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(k)	1,467	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	$ 420	$ 415
Series 2007-A Class A3, 5.28% 2/13/12	1,220	1,230
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (k)	3,139	3,021
Class C, 0.6228% 10/17/11 (k)	3,383	3,171
Series 2007-1 Class C, 0.6428% 6/15/12 (k)	2,785	2,089
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	678	692
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	291
Class D, 5.54% 12/20/12 (f)	404	365
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (k)	458	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(k)	6,374	5,614
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,464	6,701
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(k)	900	895
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(k)	3,948	3,847
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0*
Series 2006-2 Class A2, 0.3656% 7/25/36 (k)	417	401
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(k)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $143,629)		143,924
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(k)	2,171	2,120
Class 2M, 0.64% 2/17/52 (f)(k)	1,476	1,422
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(k)	1,084	705
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	51	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2: - continued
Class C, 5.6986% 4/10/49 (k)	$ 135	$ 24
Class D, 5.6986% 4/10/49 (k)	67	11
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (k)	70	54
Series 2003-L Class 2A1, 5.2191% 1/25/34 (k)	1,745	1,492
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (k)	1,956	1,648
Series 2004-A Class 2A2, 5.4508% 2/25/34 (k)	1,100	943
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	131	101
Class 2A2, 4.5749% 3/25/34 (k)	1,105	939
Series 2004-C Class 1A1, 4.097% 4/25/34 (k)	154	127
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (k)	207	159
Class 2A2, 3.8898% 5/25/34 (k)	1,776	1,501
Series 2004-G Class 2A7, 4.2585% 8/25/34 (k)	1,514	1,290
Series 2004-H Class 2A1, 4.469% 9/25/34 (k)	1,431	1,179
Series 2005-H Class 1A1, 4.6982% 9/25/35 (k)	141	110
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(n)	41,521	2,969
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (k)	2,094	1,624
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(k)(n)	3,363	45
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (k)	525	456
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (k)	5,174	4,672
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (k)	912	900
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (k)	1,334	1,182
Class A4, 3.4368% 8/25/34 (k)	1,137	1,003
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	143
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(k)	912	770
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (k)	36	36
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (k)	$ 365	$ 147
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (k)	1,120	78
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (k)	26	14
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (k)	18	12
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (k)	228	190
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (k)	2,608	936
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (k)	317	290
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	40	20
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (k)	1,783	1,366
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(k)	2,608	2,074
Class C2, 0.98% 10/18/54 (f)(k)	874	568
Class M2, 0.76% 10/18/54 (f)(k)	1,499	1,027
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(k)	222	191
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(k)	2,161	1,513
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(k)	2,364	1,891
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (k)	142	21
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(k)	4,917	738
Series 2006-2 Class C1, 0.7425% 12/20/54 (k)	4,095	491
Series 2006-3 Class C2, 0.7725% 12/20/54 (k)	853	102
Series 2006-4:
Class B1, 0.3625% 12/20/54 (k)	3,154	1,104
Class C1, 0.6525% 12/20/54 (k)	1,928	289
Class M1, 0.4425% 12/20/54 (k)	829	149
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (k)	1,671	201
Class 1M1, 0.4225% 12/20/54 (k)	1,114	201
Class 2C1, 0.7025% 12/20/54 (k)	760	91
Class 2M1, 0.5225% 12/20/54 (k)	1,431	258
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (k)	$ 1,981	$ 297
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (k)	326	41
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (k)	269	193
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (k)	663	447
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (k)	314	166
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(k)	639	596
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (k)	177	58
Series 2005-1 Class M4, 1.0156% 4/25/35 (k)	19	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (k)	442	206
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	117	121
Class A3, 5.447% 6/12/47 (k)	1,730	1,531
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (k)	1,917	1,426
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (k)	902	805
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (k)	2,182	1,919
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (k)	1,605	1,395
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (k)	3,883	3,411
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	356
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(k)	331	154
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (k)	41	23
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (k)	1,083	372
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	308	227
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (k)	379	6
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (k)	1,568	693
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(k)	188	106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class C, 0.4628% 6/15/22 (f)(k)	$ 1,165	$ 489
Class D, 0.4728% 6/15/22 (f)(k)	448	125
Class E, 0.4828% 6/15/22 (f)(k)	717	158
Class F, 0.5128% 6/15/22 (f)(k)	1,164	233
Class G, 0.5828% 6/15/22 (f)(k)	269	43
Class H, 0.6028% 6/15/22 (f)(k)	538	75
Class J, 0.6428% 6/15/22 (f)(k)	628	75
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (k)	571	410
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (k)	792	3
Series 2004-A4 Class A1, 3.3459% 8/25/34 (k)	1,772	1,589
Series 2005-A2 Class A7, 4.4821% 2/25/35 (k)	2,175	1,658
Series 2006-A6 Class A4, 5.364% 10/25/33 (k)	1,539	1,323
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,905	3,764
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (k)	2,234	1,498
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (k)	2,236	99
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (k)	1,696	1,336
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (k)	396	297
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (k)	834	653
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(k)	1,830	933
Class B6, 3.1256% 7/10/35 (f)(k)	390	181
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(k)	576	231
Class B5, 1.9756% 2/10/36 (f)(k)	384	144
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(k)	437	140
Class B5, 1.8256% 2/10/36 (f)(k)	321	93
Class B6, 2.2756% 2/10/36 (f)(k)	114	28
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(k)	581	191
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B5, 1.6256% 9/10/36 (f)(k)	$ 645	$ 186
Class B6, 2.0256% 9/10/36 (f)(k)	120	27
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	959	849
Series 2004-SL3 Class A1, 7% 8/25/16	92	82
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (k)	184	116
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(k)	354	251
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(k)	3	3
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	129	104
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	35	24
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	23	13
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (k)	250	4
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(k)	63	30
Series 2003-15A Class 4A, 5.4571% 4/25/33 (k)	619	515
Series 2003-20 Class 1A1, 5.5% 7/25/33	547	469
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (k)	2,485	1,180
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (k)	7,315	6,927
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (k)	47	45
Series 2003-AR8 Class A, 4.1135% 8/25/33 (k)	904	810
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (k)	2,455	1,951
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (k)	869	742
Series 2004-H Class A1, 4.5272% 6/25/34 (k)	1,948	1,726
Series 2004-T Class A1, 3.954% 9/25/34 (k)	520	444
Series 2004-W Class A9, 4.5277% 11/25/34 (k)	3,939	2,824
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (k)	693	632
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (k)	9,940	7,981
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A6, 4.046% 7/25/35 (k)	$ 585	$ 507
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,635	2,283
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (k)	1,065	889
TOTAL PRIVATE SPONSOR		103,532
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	3,360	3,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,919)		106,934
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (k)	1,067	965
Class A2, 6.9094% 2/14/43 (k)	671	729
Class A3, 6.9594% 2/14/43 (k)	724	784
Class PS1, 1.556% 2/14/43 (k)(n)	3,486	123
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (k)	1,065	1,050
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	573	582
Series 2006-5:
Class A1, 5.185% 9/10/47	663	674
Class A2, 5.317% 9/10/47	3,520	3,523
Class A3, 5.39% 9/10/47	1,272	1,220
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,550
Series 2007-2 Class A1, 5.421% 4/10/49	391	398
Series 2007-4 Class A3, 5.8115% 2/10/51 (k)	910	847
Series 2006-6 Class E, 5.619% 10/10/45 (f)	527	68
Series 2007-3:
Class A3, 5.6581% 6/10/49 (k)	1,523	1,284
Class A4, 5.6581% 6/10/49 (k)	1,901	1,456
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	223	227
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,715
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A2, 3.52% 11/10/38	$ 13	$ 13
Class A3, 4.05% 11/10/38	1,234	1,234
Class A4, 4.153% 11/10/38	1,157	1,127
Series 2004-4 Class A3, 4.128% 7/10/42	383	385
Series 2005-1 Class A3, 4.877% 11/10/42	3,142	3,139
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,426	1,445
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,549
Series 2001-3 Class H, 6.562% 4/11/37 (f)	510	487
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	228	150
Class K, 6.15% 5/11/35 (f)	424	326
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(k)(n)	1,054	6
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(k)(n)	14,580	48
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	2,833	2,713
Series 2005-6 Class A3, 5.1791% 9/10/47 (k)	1,642	1,585
Series 2007-1 Class B, 5.543% 1/15/49	549	117
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(k)	392	227
Class D, 0.6328% 3/15/22 (f)(k)	397	218
Class E, 0.6728% 3/15/22 (f)(k)	328	171
Class F, 0.7428% 3/15/22 (f)(k)	467	234
Class G, 0.8028% 3/15/22 (f)(k)	303	136
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(k)	586	393
Class D, 0.4828% 10/15/19 (f)(k)	716	430
Class E, 0.5128% 10/15/19 (f)(k)	663	365
Class F, 0.5828% 10/15/19 (f)(k)	1,987	994
Class G, 0.6028% 10/15/19 (f)(k)	935	421
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(k)	74	37
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(k)	1,236	877
Class B, 2.1656% 4/25/34 (f)(k)	138	55
Class M1, 0.8256% 4/25/34 (f)(k)	111	66
Class M2, 1.4656% 4/25/34 (f)(k)	103	51
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(k)	960	672
Class M1, 0.8456% 8/25/34 (f)(k)	165	82
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(k)	$ 2,069	$ 1,345
Class A2, 0.6856% 1/25/35 (f)(k)	297	184
Class M1, 0.7656% 1/25/35 (f)(k)	357	182
Class M2, 1.2656% 1/25/35 (f)(k)	170	75
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(k)	1,509	985
Class M1, 0.6956% 8/25/35 (f)(k)	82	33
Class M2, 0.7456% 8/25/35 (f)(k)	135	50
Class M3, 0.7656% 8/25/35 (f)(k)	75	26
Class M4, 0.8756% 8/25/35 (f)(k)	69	22
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(k)	609	411
Class A2, 0.6656% 11/25/35 (f)(k)	549	330
Class M1, 0.7056% 11/25/35 (f)(k)	72	30
Class M2, 0.7556% 11/25/35 (f)(k)	91	36
Class M3, 0.7756% 11/25/35 (f)(k)	82	30
Class M4, 0.8656% 11/25/35 (f)(k)	102	36
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(k)	1,422	853
Class B1, 1.6656% 1/25/36 (f)(k)	123	33
Class M1, 0.7156% 1/25/36 (f)(k)	459	216
Class M2, 0.7356% 1/25/36 (f)(k)	138	61
Class M3, 0.7656% 1/25/36 (f)(k)	201	82
Class M4, 0.8756% 1/25/36 (f)(k)	111	41
Class M5, 0.9156% 1/25/36 (f)(k)	111	37
Class M6, 0.9656% 1/25/36 (f)(k)	118	34
Series 2006-1:
Class A2, 0.6256% 4/25/36 (f)(k)	214	123
Class M1, 0.6456% 4/25/36 (f)(k)	77	31
Class M2, 0.6656% 4/25/36 (f)(k)	81	31
Class M3, 0.6856% 4/25/36 (f)(k)	70	25
Class M4, 0.7856% 4/25/36 (f)(k)	40	14
Class M5, 0.8256% 4/25/36 (f)(k)	38	13
Class M6, 0.9056% 4/25/36 (f)(k)	76	24
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(k)	3,272	2,197
Class A2, 0.5456% 7/25/36 (f)(k)	194	113
Class B1, 1.1356% 7/25/36 (f)(k)	73	21
Class B3, 2.9656% 7/25/36 (f)(k)	110	28
Class M1, 0.5756% 7/25/36 (f)(k)	204	83
Class M2, 0.5956% 7/25/36 (f)(k)	144	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M3, 0.6156% 7/25/36 (f)(k)	$ 119	$ 43
Class M4, 0.6856% 7/25/36 (f)(k)	81	28
Class M5, 0.7356% 7/25/36 (f)(k)	99	32
Class M6, 0.8056% 7/25/36 (f)(k)	148	46
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(k)	128	19
Class B2, 1.6156% 10/25/36 (f)(k)	92	11
Class B3, 2.8656% 10/25/36 (f)(k)	150	19
Class M4, 0.6956% 10/25/36 (f)(k)	141	32
Class M5, 0.7456% 10/25/36 (f)(k)	169	34
Class M6, 0.8256% 10/25/36 (f)(k)	330	59
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(k)	724	486
Class A2, 0.5356% 12/25/36 (f)(k)	3,541	1,646
Class B1, 0.9656% 12/25/36 (f)(k)	113	25
Class B2, 1.5156% 12/25/36 (f)(k)	116	23
Class B3, 2.7156% 12/25/36 (f)(k)	196	34
Class M1, 0.5556% 12/25/36 (f)(k)	235	79
Class M2, 0.5756% 12/25/36 (f)(k)	156	49
Class M3, 0.6056% 12/25/36 (f)(k)	159	47
Class M4, 0.6656% 12/25/36 (f)(k)	190	53
Class M5, 0.7056% 12/25/36 (f)(k)	175	46
Class M6, 0.7856% 12/25/36 (f)(k)	156	38
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(k)	737	361
Class B1, 0.9356% 3/25/37 (f)(k)	235	42
Class B2, 1.4156% 3/25/37 (f)(k)	171	26
Class B3, 3.6156% 3/25/37 (f)(k)	467	56
Class M1, 0.5356% 3/25/37 (f)(k)	207	79
Class M2, 0.5556% 3/25/37 (f)(k)	155	50
Class M3, 0.5856% 3/25/37 (f)(k)	138	41
Class M4, 0.6356% 3/25/37 (f)(k)	112	30
Class M5, 0.6856% 3/25/37 (f)(k)	172	41
Class M6, 0.7656% 3/25/37 (f)(k)	241	52
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(k)	645	374
Class A2, 0.5856% 7/25/37 (f)(k)	604	284
Class B1, 1.8656% 7/25/37 (f)(k)	187	27
Class B2, 2.5156% 7/25/37 (f)(k)	162	22
Class B3, 3.6156% 7/25/37 (f)(k)	181	23
Class M1, 0.6356% 7/25/37 (f)(k)	212	74
Class M2, 0.6756% 7/25/37 (f)(k)	116	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7556% 7/25/37 (f)(k)	$ 117	$ 29
Class M4, 0.9156% 7/25/37 (f)(k)	232	46
Class M5, 1.0156% 7/25/37 (f)(k)	205	37
Class M6, 1.2656% 7/25/37 (f)(k)	260	39
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(k)	758	374
Class B1, 1.2156% 7/25/37 (f)(k)	169	33
Class B2, 1.8656% 7/25/37 (f)(k)	422	72
Class B3, 4.2656% 7/25/37 (f)(k)	225	33
Class M1, 0.5756% 7/25/37 (f)(k)	151	57
Class M2, 0.6056% 7/25/37 (f)(k)	162	56
Class M3, 0.6356% 7/25/37 (f)(k)	253	83
Class M4, 0.7656% 7/25/37 (f)(k)	398	116
Class M5, 0.8656% 7/25/37 (f)(k)	208	51
Class M6, 1.0656% 7/25/37 (f)(k)	158	37
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(k)	240	31
Class B2, 3.7156% 9/25/37 (f)(k)	866	104
Class M1, 1.2156% 9/25/37 (f)(k)	229	57
Class M2, 1.3156% 9/25/37 (f)(k)	229	48
Class M4, 1.8656% 9/25/37 (f)(k)	585	99
Class M5, 2.0156% 9/25/37 (f)(k)	585	88
Class M6, 2.2156% 9/25/37 (f)(k)	586	79
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	2,602	40
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	5,615	483
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(k)	611	293
Class H, 0.9228% 3/15/19 (f)(k)	411	177
Class J, 1.1228% 3/15/19 (f)(k)	309	117
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(k)	452	225
Class E, 0.5728% 3/15/22 (f)(k)	2,347	1,087
Class F, 0.6228% 3/15/22 (f)(k)	1,440	616
Class G, 0.6728% 3/15/22 (f)(k)	369	144
Class H, 0.8228% 3/15/22 (f)(k)	452	163
Class J, 0.9728% 3/15/22 (f)(k)	452	127
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	517	530
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,131	1,139
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	1,050
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	$ 1,067	$ 1,084
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,522
Series 2007-PW16:
Class A4, 5.7167% 6/11/40 (k)	534	458
Class AAB, 5.7167% 6/11/40 (k)	4,740	4,500
Series 2007-PW17 Class A1, 5.282% 6/11/50	657	663
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	317
Class A4, 5.7% 6/11/50	4,380	3,733
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	313	315
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(k)(n)	8,545	70
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,047
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(k)(n)	13,271	273
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	154	156
Class A4, 5.4634% 4/12/38 (k)	114	108
Series 2007-PW15 Class A1, 5.016% 2/11/44	328	330
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	146	42
Class C, 5.713% 6/11/40 (f)	122	31
Class D, 5.713% 6/11/40 (f)	122	29
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(k)(n)	90,897	1,223
Series 2007-T28:
Class A1, 5.422% 9/11/42	161	163
Class X2, 0.1821% 9/11/42 (f)(k)(n)	45,671	304
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.4406% 8/1/24 (f)(k)	595	226
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(k)	788	408
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,072	1,048
Class XCL, 2.3511% 5/15/35 (f)(k)(n)	14,730	546
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	365
Class F, 7.734% 1/15/32	198	197
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	927	967
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(k)	$ 326	$ 98
Class G, 0.6028% 11/15/36 (f)(k)	405	113
Class H, 0.6428% 11/15/36 (f)(k)	324	81
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	5,702
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,550	543
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,558	1,596
Class A2, 5.6994% 12/10/49 (k)	1,210	1,210
Class A4, 5.6994% 12/10/49 (k)	2,063	1,793
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (k)	380	339
Series 2007-CD4:
Class A1, 4.977% 12/11/49	247	250
Class A2A, 5.237% 12/11/49	812	807
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	824
Class C, 5.476% 12/11/49	1,717	129
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	210	211
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	132	134
Series 2007-C3 Class A3, 5.8202% 5/15/46 (k)	912	832
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	465
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(k)	2,043	1,205
Class C, 0.5428% 4/15/17 (f)(k)	734	425
Class D, 0.5828% 4/15/17 (f)(k)	721	378
Class E, 0.6428% 4/15/17 (f)(k)	230	111
Class F, 0.6828% 4/15/17 (f)(k)	130	59
Class G, 0.8228% 4/15/17 (f)(k)	130	55
Class H, 0.8928% 4/15/17 (f)(k)	130	53
Class J, 1.1228% 4/15/17 (f)(k)	100	40
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(k)	1,439	698
Class D, 0.6128% 11/15/17 (f)(k)	75	40
Class E, 0.6628% 11/15/17 (f)(k)	265	134
Class F, 0.7228% 11/15/17 (f)(k)	292	141
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7728% 11/15/17 (f)(k)	$ 202	$ 93
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(k)	1,300	656
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	86	86
Series 2006-C8:
Class A1, 5.11% 12/10/46	73	73
Class A3, 5.31% 12/10/46	2,599	2,344
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	1,542	1,492
Series 2007-C9 Class A4, 5.8162% 12/10/49 (k)	2,018	1,774
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(k)(n)	2,968	33
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	454
Class XP, 0.4956% 12/10/46 (k)(n)	16,338	249
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	313	315
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	543	552
Class AJ, 5.373% 12/15/39	1,847	696
Series 2007-C2:
Class A1, 5.269% 1/15/49	82	83
Class A2, 5.448% 1/15/49 (k)	6,455	6,382
Class A3, 5.542% 1/15/49 (k)	1,824	1,327
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	223	228
Class A4, 5.7229% 6/15/39 (k)	549	402
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,032
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (k)(n)	10,384	220
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	607
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(k)	3,254	814
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,019	1,042
Series 2001-CK6 Class B, 6.582% 8/15/36	912	919
Series 2002-CP5 Class A1, 4.106% 12/15/35	123	125
Series 2004-C1:
Class A3, 4.321% 1/15/37	307	311
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A4, 4.75% 1/15/37	$ 425	$ 415
Series 1998-C1 Class D, 7.17% 5/17/40	955	986
Series 1999-C1 Class E, 8.1143% 9/15/41 (k)	943	940
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (k)(n)	2,650	42
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(k)(n)	8,504	253
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(k)(n)	9,341	42
Series 2006-C1 Class A3, 5.5509% 2/15/39 (k)	4,815	4,700
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(k)	345	155
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(k)	1,416	538
0.5428% 2/15/22 (f)(k)	506	152
Class F, 0.5928% 2/15/22 (f)(k)	1,011	273
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	97	99
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (k)(n)	17,870	256
Class B, 5.487% 2/15/40 (f)(k)	1,394	202
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,512	2,566
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (f)(k)	81	80
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	293
Class G, 6.936% 3/15/33 (f)	600	506
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,534	3,280
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(k)(n)	9,430	132
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(k)(n)	8,945	120
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	260	83
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(n)	23,341	167
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(k)(n)	10,259	75
Series 2004-C3 Class X2, 0.6224% 12/10/41 (k)(n)	3,251	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2005-C1 Class X2, 0.6559% 5/10/43 (k)(n)	$ 4,971	$ 62
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(k)	343	158
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	587
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,177	1,197
Class A2, 5.597% 12/10/49	1,824	1,754
Series 2007-GG9:
Class A1, 5.233% 3/10/39	298	303
Class A4, 5.444% 3/10/39	2,652	2,263
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(k)(n)	5,414	82
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(k)(n)	12,332	107
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(k)(n)	18,224	307
Series 2006-GG7 Class A3, 5.9166% 7/10/38 (k)	2,404	2,284
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	22,984	248
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(k)	46	34
Class D, 0.5556% 6/6/20 (f)(k)	218	116
Class E, 0.6456% 6/6/20 (f)(k)	252	129
Class F, 0.7156% 6/6/20 (f)(k)	634	292
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(k)	1,144	869
Class D, 0.6456% 3/6/20 (f)(k)	2,144	1,608
Class F, 0.7556% 3/6/20 (f)(k)	94	69
Class G, 0.7956% 3/6/20 (f)(k)	47	34
Class H, 0.9256% 3/6/20 (f)(k)	42	29
Class J, 1.1256% 3/6/20 (f)(k)	60	40
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	1,433	1,540
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	282
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	451	484
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(k)(n)	20,632	321
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	5,348	5,373
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 1,368	$ 1,359
Series 2007-GG10:
Class A1, 5.69% 8/10/45	425	436
Class A2, 5.778% 8/10/45	435	434
Class A4, 5.8051% 8/10/45 (k)	276	216
Series 2007-GG10 Class B, 5.8051% 8/10/45 (k)	1,140	246
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(k)(n)	2,749	31
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(k)(n)	2,866	37
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(k)	763	405
Class C, 0.4828% 11/15/18 (f)(k)	542	277
Class D, 0.5028% 11/15/18 (f)(k)	239	104
Class E, 0.5528% 11/15/18 (f)(k)	344	149
Class F, 0.6028% 11/15/18 (f)(k)	517	218
Class G, 0.6328% 11/15/18 (f)(k)	449	193
Class H, 0.7728% 11/15/18 (f)(k)	344	122
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (k)	2,712	2,447
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,373	1,270
Series 2006-CB17 Class A4, 5.429% 12/12/43	733	659
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	483
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	433	410
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (k)	3,198	2,648
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (k)	2,560	2,556
Class A4, 5.7978% 6/15/49 (k)	1,353	1,144
Series 2007-LDP10 Class A1, 5.122% 1/15/49	90	92
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,107
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (k)	821	181
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(k)	461	78
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,779
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	246
Series 2007-CB19:
Class B, 5.7442% 2/12/49	78	23
Class C, 5.7462% 2/12/49	204	51
Class D, 5.7462% 2/12/49	214	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	$ 174	$ 41
Class CS, 5.466% 1/15/49 (k)	75	17
Class ES, 5.5454% 1/15/49 (f)(k)	472	58
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	376	372
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	987	1,014
Series 2007-C3:
Class F, 5.9498% 7/15/44 (k)	181	18
Class G, 6.1497% 7/15/44 (f)(k)	320	30
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (f)(k)	98	72
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,311	1,326
Series 2001-C2 Class A2, 6.653% 11/15/27	175	183
Series 2001-C3 Class A1, 6.058% 6/15/20	65	66
Series 2006-C1:
Class A2, 5.084% 2/15/31	437	436
Class A4, 5.156% 2/15/31	347	312
Series 2006-C3 Class A1, 5.478% 3/15/39	78	79
Series 2006-C6:
Class A1, 5.23% 9/15/39	133	135
Class A2, 5.262% 9/15/39 (k)	1,591	1,598
Series 2006-C7:
Class A1, 5.279% 11/15/38	128	131
Class A2, 5.3% 11/15/38	1,003	1,000
Class A3, 5.347% 11/15/38	679	598
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	165	168
Class A4, 5.424% 2/15/40	118	90
Series 2007-C2:
Class A1, 5.226% 2/15/40	155	158
Class A3, 5.43% 2/15/40	440	338
Series 2000-C5 Class E, 7.29% 12/15/32	64	63
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,829
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	941
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(k)(n)	3,826	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(k)(n)	$ 17,999	$ 263
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	291	292
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (k)(n)	3,075	54
Series 2006-C3 Class A3 5.689% 3/15/32	550	529
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(n)	5,652	108
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,006	428
Class D, 5.563% 2/15/40 (k)	365	71
Class E, 5.582% 2/15/40 (k)	182	34
Class XCP, 0.4737% 2/15/40 (k)(n)	2,225	32
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	907
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,453
Class XCP, 0.3054% 9/15/45 (k)(n)	75,030	882
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	261	260
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,381	1,119
Class C, 4.13% 11/20/37 (f)	3,934	2,675
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(k)	292	117
Class E, 0.5628% 9/15/21 (f)(k)	1,054	316
Class F, 0.6128% 9/15/21 (f)(k)	868	239
Class G, 0.6328% 9/15/21 (f)(k)	1,714	429
Class H, 0.6728% 9/15/21 (f)(k)	442	100
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,767
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	265	267
Series 2007-C1 Class A1, 4.533% 6/12/50	940	946
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (k)	1,498	1,500
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(k)	793	167
Series 2006-C1 Class A2, 5.6114% 5/12/39 (k)	1,286	1,297
Series 2007-C1 Class A4, 5.8286% 6/12/50 (k)	3,452	2,667
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,502
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (k)	425	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	$ 970	$ 911
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	784	704
Series 2007-5:
Class A1, 4.275% 8/12/48	68	68
Class A3, 5.364% 8/12/48	356	300
Class A4, 5.378% 8/12/48	36	26
Class B, 5.479% 2/12/17	2,736	567
Series 2007-6 Class A1, 5.175% 3/12/51	80	81
Series 2007-7 Class A4, 5.7487% 6/12/50 (k)	3,192	2,318
Series 2007-8 Class A1, 4.622% 8/12/49	314	316
Series 2006-2 Class A4, 5.9092% 6/12/46 (k)	554	527
Series 2006-4 Class XP, 0.6228% 12/12/49 (k)(n)	21,640	463
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	204
Series 2007-7 Class B, 5.75% 6/12/50	79	18
Series 2007-8 Class A3, 5.957% 8/12/49 (k)	787	602
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(k)	15	14
Class H, 0.663% 8/15/19 (f)(k)	73	56
Class J, 0.733% 8/15/19 (f)(k)	55	40
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(k)	625	62
Class F, 0.593% 7/15/19 (f)(k)	878	702
Class G, 0.633% 7/15/19 (f)(k)	499	259
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(k)	2,062	1,134
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(k)	1,670	84
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(k)	523	167
Class D, 0.463% 10/15/20 (f)(k)	507	127
Class E, 0.523% 10/15/20 (f)(k)	634	127
Class F, 0.573% 10/15/20 (f)(k)	380	68
Class G, 0.613% 10/15/20 (f)(k)	470	103
Class H, 0.703% 10/15/20 (f)(k)	296	30
Class J, 0.853% 10/15/20 (f)(k)	338	27
Class MHRO, 0.963% 10/15/20 (f)(k)	376	41
Class MJPM, 1.273% 10/15/20 (f)(k)	120	11
Class MSTR, 0.973% 10/15/20 (f)(k)	214	30
Class NHRO, 1.163% 10/15/20 (f)(k)	567	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NSTR, 1.123% 10/15/20 (f)(k)	$ 197	$ 22
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(k)(n)	3,099	46
Series 2004-HQ3 Class A2, 4.05% 1/13/41	257	260
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,328
Series 2006-HQ10 Class A1, 5.131% 11/12/41	293	298
Series 2006-HQ8 Class A1, 5.124% 3/12/44	28	28
Series 2006-T23 Class A1, 5.682% 8/12/41	812	831
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	284	289
Class A31, 5.439% 2/12/44 (k)	462	429
Series 2007-IQ13 Class A1, 5.05% 3/15/44	285	289
Series 2007-IQ14 Class A1, 5.38% 4/15/49	693	706
Series 2007-T25:
Class A1, 5.391% 11/12/49	225	229
Class A2, 5.507% 11/12/49	896	868
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(k)(n)	6,601	76
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(k)(n)	11,152	248
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(k)(n)	8,017	108
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (k)	1,415	1,374
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,353	431
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (k)	1,513	1,447
Class A4, 5.7705% 10/15/42 (k)	274	234
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	268
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	466	437
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	1,654	456
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	460	469
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,065
Class AAB, 5.654% 4/15/49	2,650	2,406
Class B, 5.914% 4/15/49	224	62
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(k)	2,250	113
Class D, 0.9728% 7/17/17 (f)(k)	1,059	53
Class E, 1.0728% 7/17/17 (f)(k)	861	43
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	25	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 1,549	$ 1,591
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	87	86
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(k)	63	57
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	138	148
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	775	820
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(k)	969	581
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(k)	1,239	372
Class F, 0.6281% 8/11/18 (f)(k)	1,426	285
Class G, 0.6481% 8/11/18 (f)(k)	1,351	203
Class J, 0.8881% 8/11/18 (f)(k)	300	30
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(k)	98	20
Class AP2, 1.0728% 6/15/20 (f)(k)	163	25
Class F, 0.7528% 6/15/20 (f)(k)	3,171	634
Class LXR1, 0.9728% 6/15/20 (f)(k)	112	22
Class LXR2, 1.0728% 6/15/20 (f)(k)	2,162	216
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	300	304
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,083	2,112
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	3,919
Series 2006-C27 Class A2, 5.624% 7/15/45	815	815
Series 2006-C29:
Class A1, 5.11% 11/15/48	767	779
Class A3, 5.313% 11/15/48	2,422	2,219
Series 2007-C30:
Class A1, 5.031% 12/15/43	129	131
Class A3, 5.246% 12/15/43	783	755
Class A4, 5.305% 12/15/43	268	214
Class A5, 5.342% 12/15/43	976	691
Series 2007-C31:
Class A1, 5.14% 4/15/47	159	161
Class A4, 5.509% 4/15/47	2,061	1,557
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (k)	$ 3,184	$ 3,123
Class A3, 5.9289% 6/15/49 (k)	1,548	1,208
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	433	221
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(k)(n)	4,491	21
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(k)(n)	4,531	27
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(k)	701	645
Class 180B, 5.3979% 10/15/41 (f)(k)	319	297
Series 2005-C19 Class B, 4.892% 5/15/44	912	365
Series 2005-C22:
Class B, 5.3549% 12/15/44 (k)	2,022	607
Class F, 5.3549% 12/15/44 (f)(k)	1,521	198
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	4,121
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	912	114
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	301
Class D, 5.513% 12/15/43 (k)	1,459	146
Class XP, 0.4317% 12/15/43 (f)(k)(n)	11,216	170
Series 2007-C31 Class C, 5.693% 4/15/47 (k)	251	31
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,212
Series 2007-C32:
Class D, 5.7405% 6/15/49 (k)	685	75
Class E, 5.7405% 6/15/49 (k)	1,080	113
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (k)	604	467
Series 2007-C33 Class B, 5.9023% 2/15/51 (k)	1,534	238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,165)		283,879
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,982
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 7,500	$ 8,041
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,184	2,660
TOTAL MUNICIPAL SECURITIES (Cost $13,563)		14,683
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,942)	1,794	2,003
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $128)	143	146
Floating Rate Loans - 1.7%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
AM General LLC term loan 6.0375% 4/17/12 (k)	14,013	12,261
Ford Motor Co. term loan 3.495% 12/15/13 (k)	7,815	6,760
		19,021
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 7.7756% 8/6/12 (k)	7,650	4,667
Six Flags, Inc. Tranche B, term loan 2.6557% 4/30/15 (k)	2,610	2,506
Southwest Sports Group, Inc. Tranche B, term loan 6.75% 12/22/10 (k)	7,000	5,740
		12,913
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (k)	17,323	15,981
GateHouse Media, Inc.:
Tranche AO, term loan 8/28/14 (k)	4,850	1,212
Tranche B, term loan 8/28/14 (k)	12,309	3,077
Tranche DD, term loan 8/28/14 (k)	5,968	1,582
Hicks Sports Group LLC Tranche 2LN, term loan 7.75% 12/22/11 (c)(k)	11,000	7,150
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (c)(k)	$ 10,004	$ 4,602
Newsday LLC term loan 9.75% 8/1/13	7,000	7,123
The Reader's Digest Association, Inc. term loan:
2.6438% 3/2/14 (k)	18,150	7,079
9.6667% 5/26/10 (k)	90	92
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(k)	1,188	487
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (k)	12,805	10,020
		58,405
Specialty Retail - 0.0%
GNC Corp. term loan 2.724% 9/16/13 (k)	770	712
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (k)	2,985	2,626
		3,338
TOTAL CONSUMER DISCRETIONARY		93,677
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 4.79% 4/12/14 (k)	11,000	8,910
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (k)	603	471
		9,381
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (k)	2,505	2,611
MGM Holdings II, Inc. Tranche B, term loan 3.535% 4/8/12 (k)	9,425	5,089
		7,700
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (k)	1,289	986
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2807% 10/10/13 (k)	$ 4,786	$ 3,662
Tranche DD, term loan 3.3982% 10/10/13 (k)	1,010	773
		5,421
TOTAL FINANCIALS		13,121
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.85% 6/25/15 (k)	19,550	14,037
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (k)	2,500	1,375
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.035% 3/14/11 (k)	9,179	8,536
Tranche 2LN, term loan 8.035% 9/14/11 (k)	16,000	14,400
National Renal Institutes, Inc. Tranche B, term loan 5.625% 3/31/13 (k)	501	396
Rural/Metro Corp.:
Credit-Linked Deposit 3.81% 3/4/11 (k)	2,285	2,239
term loan 3.776% 3/4/11 (k)	3,352	3,285
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0225% 6/15/15 (k)	17,840	14,272
		58,540
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.785% 5/3/13 (k)	15,000	5,963
TOTAL HEALTH CARE		64,503
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.29% 5/11/15 pay-in-kind (k)	110	66
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (k)	8,400	6,552
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (k)	4,664	4,477
US Airways Group, Inc. term loan 2.785% 3/23/14 (k)	4,657	2,503
		13,532
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (k)	$ 985	$ 690
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (k)	10,990	9,122
Navistar International Corp.:
term loan 3.535% 1/19/12 (k)	4,869	4,528
Credit-Linked Deposit 3.5489% 1/19/12 (k)	1,771	1,647
		15,297
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (k)	9,225	7,334
TOTAL INDUSTRIALS		36,919
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.1369% 10/26/14 (k)	6,075	4,374
IPC Systems, Inc. Tranche 2LN, term loan 5.8475% 5/31/15 (k)	6,000	3,120
SafeNet, Inc. Tranche 2LN, term loan 6.2728% 4/12/15 (k)	7,500	6,225
		13,719
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,104	7,578
Software - 0.2%
Kronos, Inc. Tranche 2LN, term loan 6.3475% 6/11/15 (k)	33,730	27,659
Serena Software, Inc. term loan 2.6294% 3/10/13 (k)	286	263
SS&C Technologies, Inc. term loan 2.4763% 11/23/12 (k)	418	372
		28,294
TOTAL INFORMATION TECHNOLOGY		49,591
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (k)	6,560	6,499
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 2.7756% 7/3/13 (k)	$ 6,540	$ 6,262
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.6% 12/31/14 (k)	810	543
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.7757% 10/10/14 (k)	2,791	2,114
Tranche B3, term loan 3.7757% 10/10/14 (k)	2,985	2,250
		4,907
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.125% 5/1/14 (k)	12,970	10,052
TOTAL UTILITIES		14,959
TOTAL FLOATING RATE LOANS (Cost $354,805)		294,912
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (k) (Cost $471)	576	516
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	620	352
MUFG Capital Finance 1 Ltd. 6.346% (k)	2,427	2,244
TOTAL PREFERRED SECURITIES (Cost $1,828)		2,596
Fixed-Income Funds - 10.1%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (l)	5,209,658	$ 529,145
Fidelity Mortgage Backed Securities Central Fund (l)	12,329,258	1,256,475
TOTAL FIXED-INCOME FUNDS (Cost $1,760,778)		1,785,620
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.33% (m)	507,067,660	507,068
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(m)	54,489,150	54,489
TOTAL MONEY MARKET FUNDS (Cost $561,557)		561,557
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $10,426)	$ 10,426	10,426
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $16,800,090)		17,935,319
NET OTHER ASSETS - (2.0)%		(354,794)
NET ASSETS - 100%		$ 17,580,525
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,000) (j)	Sept. 2037	$ 13,076	(12,749)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)

	Sept. 2037	$ 10,717	$ (10,449)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $566,000) (j)	Sept. 2037	2,458	(2,397)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	10,717	(10,449)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (j)	Sept. 2037	10,422	(10,161)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,025,000) (j)	Sept. 2037	8,947	(8,723)
TOTAL CREDIT DEFAULT SWAPS		$ 56,337	$ (54,928)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	1,111
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	165,000	1,329
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	100,000	1,872
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	$ 100,000	$ 10,328
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	7,899
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	10,864
TOTAL INTEREST RATE SWAPS		$ 660,500	$ 33,403
		$ 716,837	$ (21,525)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,897,000 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $61,245,000, of which $18,784,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,013,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,426,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,045
Barclays Capital, Inc.	5,090
Deutsche Bank Securities, Inc.	1,291
$ 10,426
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,802
Fidelity Cash Central Fund	5,486
Fidelity Commercial Mortgage-Backed Securities Central Fund	9,884
Fidelity Corporate Bond 1-10 Year Central Fund	43,014
Fidelity Mortgage Backed Securities Central Fund	65,950
Fidelity Securities Lending Cash Central Fund	3,222
Fidelity Ultra-Short Central Fund	3,302
Total	$ 134,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 2,875	$ 185,047	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	8,023	266,248	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	28,505	553,255*	529,145	18.7%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	44,669	144,650	1,256,475	16.2%
Fidelity Ultra-Short Central Fund	455,384	-	383,025*	-	0.0%
Total	$ 3,341,578	$ 84,072	$ 1,532,225	$ 1,785,620
*Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 734	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,305,719	$ 1,305,719	$ -	$ -
Consumer Staples	917,528	917,528	-	-
Energy	1,111,813	1,100,870	10,943	-
Financials	1,565,721	1,533,003	32,718	-
Health Care	1,532,122	1,532,103	19	-
Industrials	989,016	988,799	-	217
Information Technology	2,310,633	2,309,087	552	994
Materials	530,716	508,408	22,308	-
Telecommunication Services	341,248	341,248	-	-
Utilities	131,300	125,988	5,312	-
Asset-Backed Securities	143,924	-	125,415	18,509
Bank Notes	516	-	516	-
Cash Equivalents	10,426	-	10,426	-
Collateralized Mortgage Obligations	106,934	-	98,081	8,853
Commercial Mortgage Securities	283,879	-	249,463	34,416
Corporate Bonds	2,505,011	-	2,501,164	3,847
Fixed-Income Funds	1,785,620	1,785,620	-	-
Floating Rate Loans	294,912	-	294,912	-
Foreign Government and Government Agency Obligations	2,003	-	2,003	-
Money Market Funds	561,557	561,557	-	-
Municipal Securities	14,683	-	14,683	-
Preferred Securities	2,596	-	2,596	-
Supranational Obligations	146	-	146	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 738,453	$ -	$ 738,453	$ -
U.S. Government and Government Agency Obligations	748,843	-	748,843	-
Total Investments in Securities:	$ 17,935,319	$ 13,009,930	$ 4,858,553	$ 66,836
Derivative Instruments:
Assets
Swap Agreements	$ 33,403	$ -	$ 33,403	$ -
Liabilities
Swap Agreements	$ (54,928)	$ -	$ (54,928)	$ -
Total Derivative Instruments:	$ (21,525)	$ -	$ (21,525)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,304)	$ -	$ (2,304)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,438
Total Realized Gain (Loss)	973
Total Unrealized Gain (Loss)	(17,834)
Cost of Purchases	71,236
Proceeds of Sales	(5,020)
Amortization/Accretion	(808)
Transfers in/out of Level 3	11,851
Ending Balance	$ 66,836
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (13,846)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (30,439)
Total Unrealized Gain (loss)	30,439
Transfers in/out of Level 3	-
Ending Balance	$ -
Realized gain (loss) on Swap Agreements for the period	$ (28,737)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (54,928)
Interest Rate Risk
Swap Agreements (a)	33,403	-
Total Value of Derivatives	$ 33,403	$ (54,928)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.5%
AAA,AA,A	6.9%
BBB	4.6%
BB	2.1%
B	3.5%
CCC,CC,C	3.7%
D	0.4%
Not Rated	0.7%
Equities	61.1%
Short-Term Investments and Net Other Assets	(0.5)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $859,077,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,671,520,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $52,362 and repurchase agreements of $10,426) - See accompanying schedule: Unaffiliated issuers (cost $14,477,755)	$ 15,588,142
Fidelity Central Funds (cost $2,322,335)	2,347,177
Total Investments (cost $16,800,090)		$ 17,935,319
Commitment to sell securities on a delayed delivery basis	(299,639)
Receivable for securities sold on a delayed delivery basis	297,335	(2,304)
Cash		1
Receivable for investments sold Regular delivery		81,418
Delayed delivery		42
Receivable for fund shares sold		11,813
Dividends receivable		23,926
Interest receivable		58,139
Distributions receivable from Fidelity Central Funds		7,545
Unrealized appreciation on swap agreements		33,403
Prepaid expenses		56
Other receivables		610
Total assets		18,149,968

Liabilities
Payable for investments purchased Regular delivery	$ 166,311
Delayed delivery	270,026
Payable for swap agreements	774
Payable for fund shares redeemed	12,569
Unrealized depreciation on swap agreements	54,928
Accrued management fee	5,983
Other affiliated payables	3,010
Other payables and accrued expenses	1,353
Collateral on securities loaned, at value	54,489
Total liabilities		569,443

Net Assets		$ 17,580,525
Net Assets consist of:
Paid in capital		$ 19,250,176
Undistributed net investment income		118,144
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,907,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,119,914
Net Assets		$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2009

Puritan: Net Asset Value, offering price and redemption price per share ($16,111,334 ÷ 1,069,589 shares)	$ 15.06

Class K: Net Asset Value, offering price and redemption price per share ($1,469,191 ÷ 97,542 shares)	$ 15.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 210,141
Interest		297,604
Income from Fidelity Central Funds		134,660
Total income		642,405

Expenses
Management fee	$ 66,987
Transfer agent fees	35,913
Accounting and security lending fees	1,842
Custodian fees and expenses	264
Independent trustees' compensation	116
Depreciation in deferred trustee compensation account	(7)
Registration fees	113
Audit	265
Legal	101
Miscellaneous	1,317
Total expenses before reductions	106,911
Expense reductions	(303)	106,608
Net investment income (loss)		535,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,440,070)
Fidelity Central Funds	(363,594)
Other affiliated issuers	(15,290)
Foreign currency transactions	631
Futures contracts	(11,516)
Swap agreements	(12,256)
Total net realized gain (loss)		(2,842,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	121,856
Assets and liabilities in foreign currencies	147
Swap agreements	42,106
Delayed delivery commitments	(2,326)
Total change in net unrealized appreciation (depreciation)		161,783
Net gain (loss)		(2,680,312)
Net increase (decrease) in net assets resulting from operations		$ (2,144,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 535,797	$ 647,822
Net realized gain (loss)	(2,842,095)	771,383
Change in net unrealized appreciation (depreciation)	161,783	(3,177,660)
Net increase (decrease) in net assets resulting from operations	(2,144,515)	(1,758,455)
Distributions to shareholders from net investment income	(529,185)	(690,835)
Distributions to shareholders from net realized gain	(18,395)	(2,042,154)
Total distributions	(547,580)	(2,732,989)
Share transactions - net increase (decrease)	(1,153,885)	198,958
Total increase (decrease) in net assets	(3,854,980)	(4,292,486)

Net Assets
Beginning of period	21,426,505	25,718,991
End of period (including undistributed net investment income of $118,144 and undistributed net investment income of $112,147, respectively)	$ 17,580,525	$ 21,426,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.45	.50	.59	.06	.55	.47
Net realized and unrealized gain (loss)	(2.00)	(1.80)	1.70	.29	.80	1.39
Total from investment operations	(1.55)	(1.30)	2.29	.35	1.35	1.86
Distributions from net investment income	(.44)	(.55)	(.59)	-	(.55)	(.45)
Distributions from net realized gain	(.02)	(1.62)	(.85)	-	(.59)	(.72)
Total distributions	(.46) K	(2.17)	(1.44)	-	(1.14)	(1.17)
Net asset value, end of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Total Return B, C	(8.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%
Ratios to Average Net Assets E, H
Expenses before reductions	.67%	.61%	.60%	.63% A	.62%	.63%
Expenses net of fee waivers, if any	.67%	.61%	.60%	.62% A	.62%	.63%
Expenses net of all reductions	.67%	.60%	.59%	.62% A	.61%	.62%
Net investment income (loss)	3.30%	2.72%	2.91%	3.97% A	2.90%	2.53%
Supplemental Data
Net assets, end of period (in millions)	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558	$ 24,276
Portfolio turnover rate F	116%J	115%	70% J	78% A	44%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Total distributions of $.457 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.46	.14
Net realized and unrealized gain (loss)	(1.99)	(1.16)
Total from investment operations	(1.53)	(1.02)
Distributions from net investment income	(.47)	(.13)
Distributions from net realized gain	(.02)	-
Total distributions	(.48) I	(.13)
Net asset value, end of period	$ 15.06	$ 17.07
Total Return B, C	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.48% A
Expenses net of fee waivers, if any	.50%	.48% A
Expenses net of all reductions	.50%	.48% A
Net investment income (loss)	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,469	$ 9
Portfolio turnover rate F	116%J	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.483 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

J Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Puritan and Class K to eligible shareholders of Puritan. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrued status and related receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is moved from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 1,801,550,465
Unrealized depreciation	(1,037,075,414)
Net unrealized appreciation (depreciation)	$ 764,475,051

Undistributed ordinary income	$ 96,950,440
Capital loss carryforward	$ (859,077,499)

Cost for federal income tax purposes	$ 17,170,843,798

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 20098

Ordinary Income	$ 529,185,341	$ 690,835,372
Long-term Capital Gains	18,394,533	2,042,154,277
Total	$ 547,579,874	$ 2,732,989,649

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk, interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap, the buyer of protection

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $56,336,583 representing 0.32% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(54,928,169). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $42,460,892. If a defined credit event had occurred as of

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $13,875,691 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (45,629,688)	$ 40,777,227
Equity Risk
Futures Contracts	(6,994,721)	-
Interest Rate Risk
Futures Contracts	(4,521,135)	-
Swap Agreements	33,374,162	1,328,655
Total Interest Rate Risk	28,853,027	1,328,655
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (23,771,382)	$ 42,105,882

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(11,515,856) for futures contracts, and $(12,255,526) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $42,105,882 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $13,843,330,973 and $13,976,735,530, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 35,356,570.23
Class K	555,969.06
	$ 35,912,539

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $399,767 for the period.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 229,205,663	3,665,748
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 215,906,783	2,995,452
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 80,515,525	1,035,612

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 5,759,631 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $518,408,300 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76,166 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities.

Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $180,172. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,222,258.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Puritan's operating expenses. During the period, this reimbursement reduced the class' expenses by $16,569.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $228,654 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,394. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Puritan	$ 28,241
Class K	158
$ 28,399

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Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008A
From net investment income
Puritan	$ 501,005,788	$ 690,834,669
Class K	28,179,553	703
Total	$ 529,185,341	$ 690,835,372
From net realized gain
Puritan	$ 18,038,108	$ 2,042,154,277
Class K	356,425	-
Total	$ 18,394,533	$ 2,042,154,277

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008A	2009	2008A
Puritan
Shares sold	105,775,835	100,604,414	$ 1,423,786,432	$ 1,863,774,728
Conversion to Class K	(97,170,460)	(504,580)	(1,269,203,159)	(8,618,229)
Reinvestment of distributions	36,298,310	134,689,399	493,916,223	2,624,144,864
Shares redeemed	(229,812,735)	(232,505,275)	(3,069,986,610)	(4,289,044,484)
Net increase (decrease)	(184,909,050)	2,283,958	$ (2,421,487,114)	$ 190,256,879
Class K
Shares sold	10,142,612	5,496	$ 134,356,499	$ 100,133
Conversion from Puritan	97,170,947	504,580	1,269,203,159	8,618,229
Reinvestment of distributions	2,177,824	42	28,535,978	703
Shares redeemed	(12,458,524)	(1,008)	(164,492,368)	(17,286)
Net increase (decrease)	97,032,859	509,110	$ 1,267,603,268	$ 8,701,779

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-
present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of .82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $246,786,450 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 12%, 34%, 48% and 48% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 13%, 37%, 51% and 51% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Puritan (retail class), as well as the fund's relative investment performance for Fidelity Puritan (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Puritan (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Puritan (retail class) of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Puritan (retail class) of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Puritan (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-UANN-1009
1.789251.106

Fidelity®
Puritan®
Fund -
Class K

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	-8.59%	2.58%	3.56%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Puritan, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened last September with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a massive flight to quality, and governments around the globe began a series of massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year overall, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Ramin Arani and George Fischer, Co-Portfolio Managers of Fidelity® Puritan® Fund: The fund's Class K shares fell 8.59% during the year, trailing the 7.75% decline of the Fidelity Puritan Composite Index. The fund enjoyed benchmark-beating returns within the equity and fixed-income subportfolios and also benefited from an out-of-index allocation to high-yield bonds, which rebounded from depressed levels. These gains were more than offset, however, by underweighting strong-performing investment-grade bonds. The equity subportfolio got its biggest boost from good security selection in financials and industrials. The top individual contributor was biotechnology company Genentech, which was acquired by Swiss drug maker Roche Holding. Underweighting lagging industrial conglomerate GE also helped. Detractors were led by an underweighting in pharmaceutical giant Pfizer, which held up fairly well. Overweighting natural gas producer company Chesapeake Energy, coal supplier Peabody Energy and drill-rig maker National Oilwell Varco also hurt. The investment-grade bond subportfolio was bolstered by its exposure - both direct and through Fidelity's fixed-income central funds - to spread-based bonds, which snapped back strongly. We've since trimmed our exposure to the central funds, while maintaining some of the same securities directly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Puritan	.67%
Actual		$ 1,000.00	$ 1,298.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class K	.51%
Actual		$ 1,000.00	$ 1,300.00	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	1.0
Microsoft Corp.	1.5	0.5
Exxon Mobil Corp.	1.5	2.4
Apple, Inc.	1.3	0.9
Chevron Corp.	1.2	1.3
	7.0
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.5	15.5
U.S. Treasury Obligations	2.9	3.9
Government National Mortgage Association	1.8	3.2
Freddie Mac	1.6	4.7
Citigroup, Inc.	0.5	0.5
	17.3
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.3	10.7
Information Technology	14.1	11.4
Consumer Discretionary	10.4	7.9
Health Care	10.2	10.5
Energy	8.5	9.3
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Stocks 60.8%		Stocks 52.3%
	Bonds 41.3%		Bonds 50.6%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Other Investments 1.7%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets† (4.5)%		Short-Term Investments and Net Other Assets† (5.1)%
* Foreign investments	6.5%	** Foreign investments	6.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 60.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.3%
Autoliv, Inc.	307,600	$ 9,865
Johnson Controls, Inc.	829,300	20,542
The Goodyear Tire & Rubber Co. (a)	1,660,800	27,387
		57,794
Automobiles - 0.0%
Ford Motor Co. (a)	563,500	4,283
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (e)	744,000	11,800
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	403,700	11,808
Darden Restaurants, Inc.	781,900	25,748
McDonald's Corp.	971,300	54,626
Starwood Hotels & Resorts Worldwide, Inc.	1,005,600	29,947
Vail Resorts, Inc. (a)(e)	1,039,900	34,441
WMS Industries, Inc. (a)	834,000	35,303
		191,873
Household Durables - 0.7%
Black & Decker Corp.	465,000	20,516
Lennar Corp. Class A	1,539,648	23,326
Mohawk Industries, Inc. (a)	607,500	30,448
Pulte Homes, Inc.	3,672,800	46,938
Whirlpool Corp.	174,683	11,216
		132,444
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	164,100	13,323
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	11,461
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	5,842,700	85,245
DreamWorks Animation SKG, Inc. Class A (a)	944,943	31,901
Grupo Televisa SA de CV (CPO) sponsored ADR	1,726,100	30,172
Interpublic Group of Companies, Inc. (a)	2,631,600	16,553
McGraw-Hill Companies, Inc.	915,700	30,777
News Corp. Class B (e)	462,896	5,851
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	2,472
The DIRECTV Group, Inc. (a)(e)	1,427,100	35,335
The Walt Disney Co.	3,922,190	102,134
Time Warner Cable, Inc.	1,255,400	46,349
Time Warner, Inc.	426,153	11,894
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Vertis Holdings, Inc. (a)	30,518	$ 0*
Viacom, Inc. Class B (non-vtg.) (a)	1,187,300	29,730
Virgin Media, Inc.	4,298,700	49,134
		477,547
Multiline Retail - 0.3%
Target Corp.	969,000	45,543
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	289,700	12,254
Gamestop Corp. Class A (a)	397,100	9,451
Gymboree Corp. (a)	622,900	27,900
J. Crew Group, Inc. (a)(e)	1,004,537	34,245
Lowe's Companies, Inc.	2,985,100	64,180
Lumber Liquidators, Inc. (a)	350,000	7,700
Sherwin-Williams Co.	347,200	20,901
Staples, Inc.	3,052,100	65,956
TJX Companies, Inc.	2,028,800	72,935
		315,522
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	664,800	44,129
TOTAL CONSUMER DISCRETIONARY		1,305,719
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	1,257,900	25,422
The Coca-Cola Co.	2,064,100	100,666
		126,088
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	886,000	33,243
Kroger Co.	918,300	19,826
SUPERVALU, Inc.	640,600	9,193
Wal-Mart Stores, Inc.	3,080,100	156,685
Walgreen Co.	1,294,100	43,844
Whole Foods Market, Inc. (a)(e)	334,200	9,719
		272,510
Food Products - 0.8%
Archer Daniels Midland Co.	1,308,400	37,721
Bunge Ltd.	475,500	31,863
Corn Products International, Inc.	627,600	18,615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	1,146,800	$ 14,071
Tyson Foods, Inc. Class A	2,739,600	32,848
		135,118
Household Products - 1.3%
Colgate-Palmolive Co.	447,200	32,511
Procter & Gamble Co.	3,622,822	196,031
		228,542
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	26,988
Philip Morris International, Inc.	2,806,440	128,282
		155,270
TOTAL CONSUMER STAPLES		917,528
ENERGY - 6.3%
Energy Equipment & Services - 0.9%
BJ Services Co.	1,644,300	26,407
ENSCO International, Inc.	461,800	17,040
Nabors Industries Ltd. (a)	1,091,800	19,303
National Oilwell Varco, Inc. (a)	324,300	11,788
Noble Corp.	562,300	19,697
Schlumberger Ltd.	3,580	201
Smith International, Inc.	841,800	23,208
Transocean Ltd. (a)	220,500	16,723
Weatherford International Ltd. (a)	807,000	16,100
		150,467
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp.	1,358,217	31,022
Chevron Corp.	3,101,700	216,933
ConocoPhillips	430,500	19,385
Denbury Resources, Inc. (a)	470,400	7,159
Exxon Mobil Corp.	3,668,424	253,672
Frontier Oil Corp.	100	1
Marathon Oil Corp.	3,038,100	93,786
Massey Energy Co.	1,106,800	29,972
Occidental Petroleum Corp.	1,520,758	111,167
Petrohawk Energy Corp. (a)	1,094,100	23,556
Range Resources Corp.	834,908	40,384
Southwestern Energy Co. (a)	1,377,800	50,786
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	556,300	$ 25,829
Valero Energy Corp.	1,773,800	33,241
XTO Energy, Inc.	350,000	13,510
		950,403
TOTAL ENERGY		1,100,870
FINANCIALS - 8.8%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	1,214,600	35,964
Broadpoint Gleacher Securities Group, Inc. (a)	1,746,253	13,184
Credit Suisse Group sponsored ADR	315,700	16,066
Evercore Partners, Inc. Class A	698,529	17,589
Goldman Sachs Group, Inc.	957,600	158,444
Julius Baer Holding Ltd.	148,473	7,550
KKR Private Equity Investors, LP (a)	409,168	3,478
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	720,200	6,122
Morgan Stanley	3,859,900	111,783
Nomura Holdings, Inc.	874,900	7,752
Nomura Holdings, Inc. sponsored ADR	1,149,400	10,195
State Street Corp.	467,467	24,533
The Blackstone Group LP	2,053,500	26,470
UBS AG:
(For. Reg.) (a)	1,057,608	19,469
(NY Shares) (a)	658,800	12,069
		470,668
Commercial Banks - 1.6%
China Citic Bank Corp. Ltd. Class H	39,222,000	23,633
Comerica, Inc.	238,500	6,361
PNC Financial Services Group, Inc.	761,200	32,420
Regions Financial Corp.	1,689,200	9,899
Standard Chartered PLC (United Kingdom)	510,460	11,602
SunTrust Banks, Inc.	651,900	15,235
TCF Financial Corp.	349,900	4,815
U.S. Bancorp, Delaware	1,907,700	43,152
Wells Fargo & Co.	5,208,440	143,336
		290,453
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
American Express Co.	1,085,000	$ 36,695
Capital One Financial Corp.	446,600	16,654
		53,349
Diversified Financial Services - 3.0%
Bank of America Corp.	11,186,032	196,762
CME Group, Inc.	181,700	52,882
JPMorgan Chase & Co.	6,117,223	265,861
Moody's Corp.	377,100	10,272
		525,777
Insurance - 1.2%
ACE Ltd.	340,422	17,763
Assured Guaranty Ltd.	534,500	10,637
Berkshire Hathaway, Inc. Class B (a)	6,060	19,913
Lincoln National Corp.	919,200	23,201
MetLife, Inc.	1,071,600	40,464
The Chubb Corp.	482,200	23,816
The Travelers Companies, Inc.	1,330,000	67,059
		202,853
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	1,597	92
Real Estate Management & Development - 0.0%
Kerry Properties Ltd.	1,792,000	8,485
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	52
TOTAL FINANCIALS		1,551,729
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,355,200	80,960
Cephalon, Inc. (a)	423,912	24,133
CSL Ltd.	817	22
Dendreon Corp. (a)	417,400	9,755
United Therapeutics Corp. (a)	318,000	29,100
		143,970
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	831,600	47,335
Covidien PLC	751,400	29,733
ev3, Inc. (a)	2,192,100	27,927
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	657,200	$ 26,334
William Demant Holding AS (a)	363,100	22,240
		153,569
Health Care Providers & Services - 1.6%
CIGNA Corp.	1,213,800	35,722
Community Health Systems, Inc. (a)	398,100	12,250
Express Scripts, Inc. (a)	675,800	48,806
Humana, Inc. (a)	323,200	11,538
Medco Health Solutions, Inc. (a)	1,100,000	60,742
UnitedHealth Group, Inc.	2,287,000	64,036
WellPoint, Inc. (a)	902,500	47,697
		280,791
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,272,300	12,914
Illumina, Inc. (a)	1,111,112	39,189
Life Technologies Corp. (a)	946,800	42,161
QIAGEN NV (a)	1,506,900	30,967
Waters Corp. (a)	580,358	29,180
		154,411
Pharmaceuticals - 4.5%
Abbott Laboratories	414,300	18,739
Allergan, Inc.	1,070,700	59,874
Auxilium Pharmaceuticals, Inc. (a)	944,100	27,181
BMP Sunstone Corp. warrants 8/19/12 (a)(o)	59,000	19
Elan Corp. PLC sponsored ADR (a)	1,639,548	11,854
Johnson & Johnson	2,183,600	131,977
Merck & Co., Inc.	2,975,000	96,479
Pfizer, Inc.	11,284,300	188,448
Roche Holding AG (participation certificate)	58,494	9,297
Schering-Plough Corp.	2,747,600	77,427
Watson Pharmaceuticals, Inc. (a)	353,700	12,482
Wyeth	3,460,900	165,604
		799,381
TOTAL HEALTH CARE		1,532,122
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	3,380,000	124,249
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	586,500	$ 43,976
Precision Castparts Corp.	361,400	32,989
United Technologies Corp.	1,277,600	75,838
		277,052
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	89,594
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,016,131	14,556
Building Products - 0.3%
Masco Corp.	3,505,773	50,764
Masonite Worldwide Holdings (a)	5,358	217
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	91
warrants 5/20/16 (a)	19,485	68
		51,140
Construction & Engineering - 0.0%
Chicago Bridge & Iron Co. NV (NY Shares)	716,500	11,278
Electrical Equipment - 0.3%
Acuity Brands, Inc.	282,800	9,081
AMETEK, Inc.	406,400	12,793
First Solar, Inc. (a)(e)	72,500	8,815
Rockwell Automation, Inc.	568,400	23,788
		54,477
Industrial Conglomerates - 0.5%
General Electric Co.	1,438,400	19,994
Textron, Inc.	3,345,300	51,384
Tyco International Ltd.	571,400	18,108
		89,486
Machinery - 1.4%
Caterpillar, Inc.	545,700	24,726
Cummins, Inc.	815,900	36,977
Danaher Corp.	948,000	57,553
Ingersoll-Rand Co. Ltd.	1,132,600	34,986
Navistar International Corp. (a)	831,500	35,954
Oshkosh Co.	1,065,900	35,814
Parker Hannifin Corp.	319,400	15,542
		241,552
Professional Services - 0.2%
Manpower, Inc.	766,400	39,623
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	1,615,600	$ 68,663
Union Pacific Corp.	862,656	51,595
		120,258
TOTAL INDUSTRIALS		989,016
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	7,919,100	171,053
QUALCOMM, Inc.	1,934,500	89,799
		260,852
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,364,300	229,489
Dell, Inc. (a)	1,497,000	23,698
Hewlett-Packard Co.	3,459,302	155,288
International Business Machines Corp.	1,181,500	139,476
Western Digital Corp. (a)	606,600	20,794
		568,745
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	734,210	18,855
Amphenol Corp. Class A	788,924	27,581
Arrow Electronics, Inc. (a)	1,290,100	35,658
Avnet, Inc. (a)	897,300	23,913
Corning, Inc.	3,972,100	59,899
Flextronics International Ltd. (a)	4,360,700	25,859
Ingram Micro, Inc. Class A (a)	1,195,800	20,042
Tyco Electronics Ltd.	1,351,756	30,847
		242,654
Internet Software & Services - 1.3%
Alibaba.com Ltd. (e)	806,000	2,001
eBay, Inc. (a)	2,268,500	50,225
Google, Inc. Class A (a)	350,600	161,862
NetEase.com, Inc. sponsored ADR (a)	262,500	11,022
		225,110
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	971,700	33,893
Gartner, Inc. Class A (a)	890,638	14,838
MasterCard, Inc. Class A	49,900	10,111
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Redecard SA	777,400	$ 10,585
Visa, Inc. Class A	1,291,500	91,826
		161,253
Office Electronics - 0.1%
Xerox Corp.	1,794,300	15,521
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,471,000	45,748
Applied Micro Circuits Corp. (a)	2,322,930	18,444
Cree, Inc. (a)	323,900	11,932
Intel Corp.	7,110,740	144,490
KLA-Tencor Corp.	794,900	24,801
Lam Research Corp. (a)	703,700	21,604
MKS Instruments, Inc. (a)	467,800	8,622
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,630,657	17,448
Texas Instruments, Inc.	2,077,800	51,093
		344,182
Software - 2.8%
Activision Blizzard, Inc. (a)	1,843,100	21,398
BMC Software, Inc. (a)	597,900	21,315
CA, Inc.	868,200	19,352
Microsoft Corp.	10,661,313	262,801
Nintendo Co. Ltd.	2,037	552
Novell, Inc. (a)	2,352,900	10,235
Oracle Corp.	5,717,900	125,050
TIBCO Software, Inc. (a)	3,300,000	29,271
Ubisoft Entertainment SA (a)	75,700	1,348
		491,322
TOTAL INFORMATION TECHNOLOGY		2,309,639
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	452,200	33,929
Airgas, Inc.	1,091,300	50,745
Albemarle Corp.	1,074,400	34,628
Celanese Corp. Class A	1,326,581	33,788
Dow Chemical Co.	4,304,100	91,634
Georgia Gulf Corp. (a)(f)	17,250	440
Monsanto Co.	173,000	14,511
Solutia, Inc. (a)	835,000	10,212
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Terra Industries, Inc.	1,510,800	$ 47,001
The Mosaic Co.	359,800	17,440
		334,328
Construction Materials - 0.2%
Vulcan Materials Co. (e)	529,000	26,471
Containers & Packaging - 0.1%
Pactiv Corp. (a)	784,000	19,482
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	532,600	20,462
ArcelorMittal SA (NY Shares) Class A	350,300	12,481
Freeport-McMoRan Copper & Gold, Inc.	180,200	11,349
Harmony Gold Mining Co. Ltd. sponsored ADR	929,400	8,736
Lihir Gold Ltd. (a)	2,128,696	4,986
Newcrest Mining Ltd.	1,470,897	37,324
Steel Dynamics, Inc.	1,615,800	26,741
Stillwater Mining Co. (a)(e)	1,012,100	6,488
		128,567
TOTAL MATERIALS		508,848
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	4,491,336	116,999
Qwest Communications International, Inc.	3,366,800	12,087
Verizon Communications, Inc.	6,152,395	190,970
		320,056
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	5,790,300	21,192
TOTAL TELECOMMUNICATION SERVICES		341,248
UTILITIES - 0.7%
Electric Utilities - 0.5%
Entergy Corp.	160,300	12,664
Exelon Corp.	1,026,800	51,361
FPL Group, Inc.	455,500	25,590
Portland General Electric Co.	13,771	269
		89,884
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Questar Corp.	687,300	$ 23,203
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	12,901
TOTAL UTILITIES		125,988
TOTAL COMMON STOCKS (Cost $9,587,742)		10,682,707
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	4,110
El Paso Corp. 4.99% (f)	8,100	6,833
		10,943
FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	755,100	8,495
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(o)	497,017	994
MATERIALS - 0.1%
Chemicals - 0.0%
Georgia Gulf Corp. (f)	386,580	9,861
Metals & Mining - 0.1%
Vale Capital II:
6.75%	62,000	3,656
6.75%	138,000	8,351
		12,007
TOTAL MATERIALS		21,868
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,312
TOTAL CONVERTIBLE PREFERRED STOCKS		47,612
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	11,951	$ 5,497
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,497
TOTAL PREFERRED STOCKS (Cost $102,962)		53,109
Corporate Bonds - 14.2%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 509	322
3.5% 1/15/31 (f)	3,757	2,376
Regal Entertainment Group 6.25% 3/15/11 (f)	4,580	4,386
		7,084
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	7,340	7,385
TOTAL CONSUMER DISCRETIONARY		14,469
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	9,757	8,391
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,225
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	34,150
		35,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	$ 6,000	$ 3,983
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	9,406
TOTAL CONVERTIBLE BONDS		71,624
Nonconvertible Bonds - 13.8%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,457
5.875% 3/15/11	1,224	1,274
RSC Equipment Rental, Inc. 10% 7/15/17 (f)	1,745	1,850
Tenneco, Inc.:
8.125% 11/15/15	2,430	2,217
8.625% 11/15/14	9,810	8,584
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	5,355	5,382
10.5% 5/15/16	3,175	3,397
TRW Automotive, Inc.:
7% 3/15/14 (f)	3,335	2,901
7.25% 3/15/17 (f)	6,795	5,708
		34,770
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,467
6.625% 2/15/28	3,740	2,562
6.625% 10/1/28	2,355	1,601
7.45% 7/16/31	665	509
General Motors Corp.:
6.75% 5/1/28 (c)	1,200	171
7.125% 7/15/13 (c)	3,260	489
7.2% 1/15/11 (c)	8,980	1,257
8.25% 7/15/23 (c)	9,800	1,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (c)	$ 20,760	$ 3,192
8.8% 3/1/21 (c)	9,605	1,369
		14,038
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 10.125% 10/15/13 (f)	1,615	1,603
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,974
10.25% 6/1/16	2,110	2,194
		5,771
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14 (f)	3,090	2,596
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (f)(k)	1,140	838
8% 11/15/13 (f)	1,890	1,512
McDonald's Corp. 5.35% 3/1/18	1,378	1,480
MGM Mirage, Inc.:
6.625% 7/15/15	2,320	1,647
6.75% 4/1/13	80	61
7.5% 6/1/16	4,765	3,383
7.625% 1/15/17	8,335	5,960
10.375% 5/15/14 (f)	4,935	5,317
11.125% 11/15/17 (f)	5,175	5,576
13% 11/15/13 (f)	12,000	13,380
Mohegan Tribal Gaming Authority 6.125% 2/15/13	6,766	5,548
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	2,170	2,213
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,080	1,021
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	2,270	1,634
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	16,695	13,857
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	2,296
7.75% 8/15/16 (c)	1,735	547
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,370	8,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Universal City Florida Holding Co. I/II:
5.2331% 5/1/10 (k)	$ 2,000	$ 1,800
8.375% 5/1/10	3,000	2,715
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	1,633	980
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (f)	5,390	5,552
		88,262
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,543
5.875% 1/15/36	1,500	1,254
Sealy Mattress Co. 10.875% 4/15/16 (f)	1,140	1,226
		5,023
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,179
6.875% 5/1/12	1,438	1,573
CanWest Media, Inc. 8% 9/15/12 (c)	8,625	4,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)	2,095	2,058
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	17,730	2,482
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	7,240	7,693
10.25% 9/15/10 (c)	2,975	3,306
10.25% 10/1/13 (c)(f)	6,215	6,339
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (f)(k)	1,500	1,515
10.375% 4/30/14 (f)(k)	10,000	10,125
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	1,008
5% 3/15/12	4,405	2,158
6.25% 3/15/11	2,510	1,544
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
4.95% 6/15/16	$ 1,107	$ 1,123
5.5% 3/15/11	225	236
5.7% 5/15/18	5,309	5,606
5.85% 1/15/10	36	37
6.45% 3/15/37	4,155	4,432
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,275
4.625% 6/1/13	2,632	2,712
6.25% 6/1/18 (f)	745	793
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,843
7.125% 2/1/16	5,000	4,800
7.75% 5/31/15	3,705	3,649
Interpublic Group of Companies, Inc. 10% 7/15/17 (f)	1,680	1,756
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,919
LBI Media, Inc. 8.5% 8/1/17 (f)	6,320	3,476
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,952
8.25% 2/1/30	10,280	7,813
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	5,455	3,328
News America Holdings, Inc. 7.75% 12/1/45	18,112	18,969
News America, Inc.:
4.75% 3/15/10	144	145
5.3% 12/15/14	516	553
6.2% 12/15/34	5,885	5,711
6.9% 3/1/19 (f)	2,867	3,230
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(k)	5,978	1,730
7% 1/15/14	1,977	771
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,089
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	8,549
11.5% 5/1/16	3,000	2,985
11.625% 2/1/14	1,800	1,787
Radio One, Inc. 8.875% 7/1/11	4,005	1,622
Rainbow National Services LLC:
8.75% 9/1/12 (f)	4,000	4,040
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC: - continued
10.375% 9/1/14 (f)	$ 7,775	$ 8,008
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	9,530	226
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,536
6.2% 7/1/13	1,369	1,479
6.75% 7/1/18	691	763
7.3% 7/1/38	1,848	2,091
8.75% 2/14/19	1,684	2,073
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,726
6.5% 11/15/36	3,295	3,318
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	23,565	21,444
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	608	6
Videotron Ltd.:
9.125% 4/15/18 (f)	2,520	2,652
9.125% 4/15/18	3,045	3,197
		197,063
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	3,920	3,675
Claire's Stores, Inc. 9.25% 6/1/15	1,040	551
General Nutrition Centers, Inc. 6.4038% 3/15/14 pay-in-kind (k)	1,330	1,160
Michaels Stores, Inc. 10% 11/1/14	7,940	7,583
Sonic Automotive, Inc. 8.625% 8/15/13	8,091	6,837
Toys 'R' Us, Inc. 7.875% 4/15/13	11,995	10,256
United Auto Group, Inc. 7.75% 12/15/16	5,995	5,253
		35,315
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. 8.875% 4/1/16	6,000	6,000
TOTAL CONSUMER DISCRETIONARY		386,242
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	43	45
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 4,022	$ 4,284
6.875% 11/15/19 (f)	4,000	4,474
8.2% 1/15/39 (f)	8,200	10,404
Constellation Brands, Inc.:
7.25% 9/1/16	2,795	2,704
7.25% 5/15/17	2,400	2,322
Diageo Capital PLC 5.2% 1/30/13	3,201	3,418
FBG Finance Ltd. 5.125% 6/15/15 (f)	1,730	1,772
PepsiCo, Inc. 7.9% 11/1/18	6,140	7,744
		37,167
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
0.9675% 6/1/10 (k)	1,353	1,350
6.036% 12/10/28	1,334	1,259
6.302% 6/1/37 (k)	2,791	2,205
Rite Aid Corp.:
7.5% 3/1/17	6,795	5,691
9.75% 6/12/16 (f)	5,435	5,734
10.375% 7/15/16	14,420	13,879
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)	2,645	2,605
		32,723
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	417	446
General Mills, Inc. 5.65% 2/15/19	934	1,009
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	5,466	6,418
Kraft Foods, Inc.:
5.625% 11/1/11	2,156	2,325
6.75% 2/19/14	318	361
		10,559
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,120
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	19,930
Philip Morris International, Inc. 4.875% 5/16/13	1,054	1,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 1,724	$ 1,757
7.25% 6/15/37	6,485	6,237
		29,046
TOTAL CONSUMER STAPLES		110,615
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Basic Energy Services, Inc. 11.625% 8/1/14 (f)	4,595	4,710
DCP Midstream LLC 9.75% 3/15/19 (f)	2,952	3,509
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	5,420	5,041
Transocean Ltd. 5.25% 3/15/13	2,042	2,150
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,059
5.15% 3/15/13	1,341	1,397
		17,866
Oil, Gas & Consumable Fuels - 1.4%
BW Group Ltd. 6.625% 6/28/17 (f)	1,742	1,472
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,772
5.7% 5/15/17	683	715
Chesapeake Energy Corp.:
6.5% 8/15/17	14,280	12,709
9.5% 2/15/15	3,440	3,509
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	5,990	4,253
11.75% 7/15/14 (f)	4,080	4,136
ConocoPhillips:
4.75% 2/1/14	621	666
5.75% 2/1/19	7,588	8,309
Drummond Co., Inc. 7.375% 2/15/16 (f)	8,000	6,960
Duke Capital LLC:
6.25% 2/15/13	589	629
6.75% 2/15/32	2,454	2,352
Duke Energy Field Services:
5.375% 10/15/15 (f)	720	701
6.45% 11/3/36 (f)	8,320	7,503
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.875% 2/1/11	$ 1,363	$ 1,421
7.875% 8/16/10	611	640
El Paso Natural Gas Co. 5.95% 4/15/17	551	566
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	998	1,074
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,062
6.5% 4/15/18	1,398	1,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,851
Enterprise Products Operating LP:
4.625% 10/15/09	1,147	1,149
5.6% 10/15/14	1,152	1,218
5.65% 4/1/13	410	436
EXCO Resources, Inc. 7.25% 1/15/11	5,585	5,481
Forest Oil Corp. 7.25% 6/15/19	9,250	8,695
Gazstream SA 5.625% 7/22/13 (f)	485	485
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,276	2,363
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	11,378
Lukoil International Finance BV 6.656% 6/7/22 (f)	720	652
Mariner Energy, Inc.:
8% 5/15/17	2,100	1,859
11.75% 6/30/16	1,370	1,439
Nakilat, Inc. 6.067% 12/31/33 (f)	4,083	3,400
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,700	2,887
Nexen, Inc.:
5.05% 11/20/13	2,265	2,326
5.2% 3/10/15	535	541
5.875% 3/10/35	2,365	2,080
6.4% 5/15/37	4,230	3,914
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,099	2,271
Peabody Energy Corp. 7.875% 11/1/26	7,925	7,291
Pemex Project Funding Master Trust 1.9294% 6/15/10 (f)(k)	734	732
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	5,157	5,815
Petrohawk Energy Corp. 9.125% 7/15/13	12,000	12,120
Petroleos Mexicanos 8% 5/3/19 (f)	406	457
Petroleum Development Corp. 12% 2/15/18	4,240	3,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 1,880	$ 1,943
6.65% 1/15/37	4,780	4,977
7.75% 10/15/12	1,389	1,536
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,059
7.625% 6/1/18	7,415	7,063
Quicksilver Resources, Inc. 8.25% 8/1/15	5,790	5,443
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,760	1,916
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,588	2,652
5.5% 9/30/14 (f)	3,617	3,743
5.832% 9/30/16 (f)	791	812
6.332% 9/30/27 (f)	5,710	5,258
6.75% 9/30/19 (f)	2,367	2,474
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,603	1,727
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,264
Source Gas LLC 5.9% 4/1/17 (f)	2,088	1,695
Southwestern Energy Co. 7.5% 2/1/18 (f)	3,340	3,340
Stone Energy Corp. 6.75% 12/15/14	5,580	3,822
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,166
6.85% 6/1/39	6,550	6,999
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,604
Teekay Corp. 8.875% 7/15/11	3,490	3,473
TEPPCO Partners LP 5.9% 4/15/13	1,908	2,053
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,020
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,397	1,173
XTO Energy, Inc.:
5% 1/31/15	1,031	1,077
5.65% 4/1/16	707	740
5.9% 8/1/12	2,623	2,837
6.5% 12/15/18	5,000	5,504
		244,070
TOTAL ENERGY		261,936
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 4.0%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (k)	$ 1,379	$ 1,378
0.9025% 9/9/09 (k)	749	749
4.245% 1/7/10	717	721
4.5% 10/28/10	1,080	1,122
5.3% 10/30/15	689	698
5.85% 7/19/10	2,220	2,281
6.95% 8/10/12	11,066	12,364
BlackRock, Inc. 6.25% 9/15/17	1,810	1,904
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,671
5.95% 1/18/18	2,350	2,446
6.15% 4/1/18	1,161	1,226
6.75% 10/1/37	8,835	8,845
7.5% 2/15/19	15,036	17,311
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	9,888
Lazard Group LLC:
6.85% 6/15/17	2,262	2,213
7.125% 5/15/15	811	815
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,844
6.15% 4/25/13	652	679
6.4% 8/28/17	1,830	1,803
6.875% 4/25/18	2,591	2,646
Morgan Stanley:
0.7875% 1/9/12 (k)	6,662	6,441
0.8375% 1/9/14 (k)	2,947	2,727
4.75% 4/1/14	468	465
5.05% 1/21/11	1,794	1,853
5.25% 11/2/12	144	152
5.45% 1/9/17	140	139
5.95% 12/28/17	324	331
6% 5/13/14	4,650	4,931
6.6% 4/1/12	3,370	3,662
6.625% 4/1/18	806	861
6.75% 4/15/11	4,992	5,309
7.3% 5/13/19	4,941	5,502
Nuveen Investments, Inc. 10.5% 11/15/15 (f)	6,070	4,553
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	$ 576	$ 580
State Street Corp. 4.3% 5/30/14	990	1,038
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,004
4.95% 11/1/12	2,277	2,465
5.45% 5/15/19	5,023	5,338
UBS AG Stamford Branch:
5.75% 4/25/18	2,418	2,375
5.875% 12/20/17	1,760	1,744
		132,074
Commercial Banks - 0.4%
ANZ National International Ltd. 6.2% 7/19/13 (f)	647	695
Bank of America NA 6% 10/15/36	2,235	2,069
Bank One Corp.:
5.25% 1/30/13	548	579
7.875% 8/1/10	407	430
BB&T Corp. 6.5% 8/1/11	732	766
Chase Manhattan Corp. 7.875% 6/15/10	915	961
Credit Suisse First Boston 6% 2/15/18	9,961	10,245
Credit Suisse First Boston New York Branch 5% 5/15/13	3,315	3,519
Credit Suisse New York Branch 5.5% 5/1/14	4,885	5,250
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(k)	2,442	2,173
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,744
5.25% 2/10/14 (f)	333	332
5.5% 10/17/12	1,329	1,374
Fifth Third Bancorp:
4.5% 6/1/18	73	54
8.25% 3/1/38	1,237	1,099
HBOS PLC 6.75% 5/21/18 (f)	408	340
HSBC Holdings PLC:
0.7775% 10/6/16 (k)	868	804
6.5% 5/2/36	6,610	6,817
6.5% 9/15/37	8,400	8,687
JPMorgan Chase Bank 6% 10/1/17	1,234	1,301
KeyBank NA:
5.8% 7/1/14	660	636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
7% 2/1/11	$ 662	$ 674
Korea Development Bank 4.625% 9/16/10	1,080	1,089
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(k)	547	445
National City Bank, Cleveland 4.5% 3/15/10	1,734	1,758
PNC Funding Corp.:
0.6275% 1/31/12 (k)	3,525	3,353
7.5% 11/1/09	1,194	1,204
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (f)(k)	2,470	2,273
5.805% 6/20/16 (f)(k)	2,477	2,034
Standard Chartered Bank 6.4% 9/26/17 (f)	2,469	2,401
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	1,728	1,515
Union Planters Corp. 7.75% 3/1/11	353	342
UnionBanCal Corp. 5.25% 12/16/13	390	362
Wachovia Bank NA 4.875% 2/1/15	829	833
Wachovia Corp.:
0.6331% 4/23/12 (k)	320	309
0.6394% 10/15/11 (k)	2,366	2,306
5.625% 10/15/16	2,003	1,998
5.75% 6/15/17	1,728	1,822
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,567
5.625% 12/11/17	1,847	1,935
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	358
		78,453
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	4,275	4,580
Capital One Financial Corp.:
0.93% 9/10/09 (k)	1,931	1,931
7.375% 5/23/14	4,410	4,811
Discover Financial Services:
1.1688% 6/11/10 (k)	2,370	2,309
6.45% 6/12/17	8,700	7,586
Ford Motor Credit Co. LLC:
2.0794% 1/15/10 (k)	2,800	2,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.7% 1/15/10	$ 8,920	$ 8,888
7% 10/1/13	2,800	2,497
7.25% 10/25/11	4,975	4,678
7.375% 10/28/09	8,940	8,895
7.5% 8/1/12	6,000	5,520
8% 6/1/14	5,430	5,014
8% 12/15/16	10,620	9,305
General Electric Capital Corp.:
5.625% 9/15/17	17,812	17,851
5.9% 5/13/14	6,210	6,637
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,238
6.875% 8/28/12	3,685	3,206
8% 11/1/31	2,055	1,553
GMAC LLC:
6% 12/15/11	880	770
6% 12/15/11 (f)	4,090	3,701
6.625% 5/15/12	1,785	1,557
6.625% 5/15/12 (f)	8,315	7,338
6.75% 12/1/14 (f)	6,105	5,006
6.875% 9/15/11 (f)	1,365	1,256
7% 2/1/12 (f)	5,945	5,306
7.5% 12/31/13 (f)	7,562	6,276
8% 11/1/31 (f)	13,691	10,679
Household Finance Corp.:
6.375% 10/15/11	1,096	1,151
7% 5/15/12	276	297
HSBC Finance Corp.:
5.25% 1/14/11	771	790
5.25% 1/15/14	621	633
MBNA America Bank NA 7.125% 11/15/12 (f)	409	424
MBNA Corp. 7.5% 3/15/12	948	1,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,501	2,480
ORIX Corp. 5.48% 11/22/11	227	224
SLM Corp.:
0.6638% 7/26/10 (k)	20,263	18,539
0.7338% 10/25/11 (k)	5,381	4,262
0.8294% 3/15/11 (k)	66	57
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 2,889	$ 2,764
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	217	215
		173,954
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	5,103	5,385
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,744
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	10,880	10,771
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	9,335	9,427
CIT Group, Inc.:
4.25% 2/1/10	1,350	836
5% 2/13/14	5,350	3,030
5% 2/1/15	12,885	7,216
5.125% 9/30/14	1,350	756
5.4% 3/7/13	2,315	1,309
5.4% 1/30/16	1,735	975
5.6% 4/27/11	1,890	1,128
7.625% 11/30/12	420	238
Citigroup, Inc.:
0.5194% 5/18/11 (k)	1,656	1,585
5.3% 10/17/12	8,973	9,065
5.5% 4/11/13	6,263	6,234
6.125% 5/15/18	9,915	9,323
6.5% 1/18/11	770	796
6.5% 8/19/13	12,925	13,272
8.5% 5/22/19	9,500	10,384
CME Group, Inc. 5.75% 2/15/14	2,601	2,843
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	13,527
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(k)	1,765	741
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,393
6.375% 3/25/13	886	695
6.625% 11/15/13	1,603	1,241
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,787
4.891% 9/1/15 (k)	1,608	1,452
5.6% 6/1/11	1,824	1,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13	$ 1,306	$ 1,394
6.3% 4/23/19	6,000	6,578
6.75% 2/1/11	221	235
NSG Holdings II, LLC 7.75% 12/15/25 (f)	6,750	5,636
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	642	455
5.5% 1/15/14 (f)	409	313
5.7% 4/15/17 (f)	999	632
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	1,908	1,836
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(k)	1,369	1,191
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	2,951	2,567
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	961	770
		158,685
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	5,875	6,788
Assurant, Inc.:
5.625% 2/15/14	1,126	1,152
6.75% 2/15/34	1,159	927
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	333
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	878	694
HUB International Holdings, Inc. 9% 12/15/14 (f)	3,710	3,209
Jackson National Life Global Funding 5.375% 5/8/13 (f)	444	442
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	350	256
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	27
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	4,500	5,050
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(k)	4,351	4,187
MetLife, Inc.:
5% 6/15/15	686	712
6.125% 12/1/11	583	623
6.75% 6/1/16	3,874	4,238
7.717% 2/15/19	6,959	8,140
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	1,944	1,956
5.125% 4/10/13 (f)	329	338
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)	$ 3,462	$ 3,608
Monumental Global Funding II 5.65% 7/14/11 (f)	973	994
Monumental Global Funding III 5.5% 4/22/13 (f)	1,297	1,312
Pacific Life Global Funding 5.15% 4/15/13 (f)	1,995	2,013
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,855	4,089
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,287
5.4% 6/13/35	266	220
5.5% 3/15/16	250	247
5.7% 12/14/36	226	198
6.2% 1/15/15	690	723
7.375% 6/15/19	1,880	2,043
8.875% 6/15/68 (k)	1,751	1,620
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	1,969	1,593
Symetra Financial Corp. 6.125% 4/1/16 (f)	3,053	2,469
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	764
USI Holdings Corp. 4.315% 11/15/14 (f)(k)	2,920	2,256
		64,508
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,416
Arden Realty LP 5.2% 9/1/11	789	817
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	217
5.5% 1/15/12	1,410	1,464
6.625% 9/15/11	482	512
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,819	1,817
5.625% 12/15/10	2,403	2,395
5.75% 4/1/12	1,095	1,068
BRE Properties, Inc.:
4.875% 5/15/10	1,522	1,518
5.75% 9/1/09	360	360
Camden Property Trust:
4.375% 1/15/10	871	877
5.375% 12/15/13	387	381
5.875% 11/30/12	1,743	1,791
CPG Partners LP 6% 1/15/13	599	601
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 1,775	$ 1,715
5% 5/3/10	1,320	1,283
5.25% 4/15/11	1,433	1,354
5.375% 10/15/12	757	688
Duke Realty LP:
4.625% 5/15/13	369	346
5.25% 1/15/10	267	268
5.4% 8/15/14	325	306
5.5% 3/1/16	2,930	2,599
5.625% 8/15/11	4,312	4,355
5.875% 8/15/12	67	67
Equity One, Inc.:
6% 9/15/17	503	441
6.25% 1/15/17	291	263
Federal Realty Investment Trust:
5.4% 12/1/13	243	239
6% 7/15/12	1,728	1,782
6.2% 1/15/17	365	342
HRPT Properties Trust:
5.75% 11/1/15	524	456
6.25% 6/15/17	726	638
6.65% 1/15/18	364	318
Liberty Property LP:
5.125% 3/2/15	500	462
5.5% 12/15/16	876	771
Mack-Cali Realty LP:
5.05% 4/15/10	478	479
7.75% 2/15/11	575	605
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,701
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,910
Simon Property Group LP:
4.6% 6/15/10	646	659
4.875% 8/15/10	397	407
5% 3/1/12	214	219
5.375% 6/1/11	366	376
5.6% 9/1/11	1,601	1,660
5.75% 5/1/12	746	782
6.75% 5/15/14	4,302	4,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
7.75% 1/20/11	$ 484	$ 510
Tanger Properties LP 6.15% 11/15/15	14	13
Ventas Realty LP 6.5% 6/1/16	660	614
Washington (REIT) 5.95% 6/15/11	2,143	2,116
		56,588
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	261	272
Post Apartment Homes LP:
5.45% 6/1/12	798	763
6.3% 6/1/13	1,412	1,381
Realogy Corp. 10.5% 4/15/14	5,835	3,443
Regency Centers LP:
4.95% 4/15/14	360	322
5.25% 8/1/15	1,257	1,130
5.875% 6/15/17	622	561
		7,872
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	8,392	9,201
7.625% 6/1/19	19,000	20,919
Countrywide Financial Corp. 5.8% 6/7/12	1,718	1,783
Countrywide Home Loans, Inc. 4% 3/22/11	2,549	2,574
Independence Community Bank Corp.:
2.4169% 4/1/14 (k)	2,485	2,195
4.9% 9/23/10	999	1,031
		37,703
TOTAL FINANCIALS		709,837
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,923
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	6,820	7,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Biomet, Inc.: - continued
11.625% 10/15/17	$ 7,320	$ 7,686
Fresenius US Finance II, Inc. 9% 7/15/15 (f)	3,140	3,407
		18,203
Health Care Providers & Services - 0.9%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)	7,330	7,532
12.375% 11/1/14 (f)	3,645	3,672
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (k)	5,075	3,910
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	918
6.3% 8/15/14	2,132	1,943
DaVita, Inc. 6.625% 3/15/13	15,205	14,578
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,627
HCA, Inc.:
6.375% 1/15/15	1,325	1,153
6.5% 2/15/16	5,605	4,820
7.875% 2/15/20 (f)	4,825	4,735
8.5% 4/15/19 (f)	4,455	4,483
8.75% 9/1/10	9,235	9,304
9.25% 11/15/16	19,940	20,139
9.875% 2/15/17 (f)	850	871
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,310	4,181
NMH Holdings, Inc. 7.7544% 6/15/14 pay-in-kind (f)(k)	0*	0*
Rural/Metro Corp. 9.875% 3/15/15	4,835	4,521
Surgical Care Affiliates LLC 9.625% 7/15/15 pay-in-kind (f)(k)	4,570	3,323
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,622
Tenet Healthcare Corp.:
7.375% 2/1/13	1,250	1,163
8.875% 7/1/19 (f)	8,855	9,076
9% 5/1/15 (f)	1,002	1,025
9.25% 2/1/15	1,910	1,829
9.875% 7/1/14	4,690	4,690
10% 5/1/18 (f)	5,002	5,390
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Oncology, Inc. 9.125% 8/15/17 (f)	$ 2,740	$ 2,836
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,154
US Oncology Holdings, Inc. 7.6538% 3/15/12 pay-in-kind (k)	8,582	6,877
Viant Holdings, Inc. 10.125% 7/15/17 (f)	10,489	9,860
		152,232
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	2,179
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,883
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,812
Roche Holdings, Inc. 5% 3/1/14 (f)	3,501	3,787
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	602
		10,263
TOTAL HEALTH CARE		182,621
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	1,556	1,582
6.375% 6/1/19 (f)	3,650	3,960
6.4% 12/15/11 (f)	482	517
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	9,639
7.45% 5/1/34 (f)	2,340	1,849
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,678
7.625% 2/1/18	1,830	1,896
		23,121
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	233	224
7.024% 4/15/11	1,667	1,659
7.858% 4/1/13	3,201	3,057
AMR Corp. 10.2% 3/15/20	3,445	1,326
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	$ 95	$ 70
9.798% 4/1/21	6,200	3,844
6.648% 3/15/19	1,816	1,561
6.82% 5/1/18	130	108
6.9% 7/2/19	504	439
7.056% 3/15/11	1,036	1,031
7.339% 4/19/14	2,050	1,579
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	214	192
7.57% 11/18/10	6,419	6,259
7.779% 1/2/12	1,173	1,103
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,285	989
8.36% 7/20/20	863	716
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	29	29
6.201% 3/1/10	18	18
6.602% 9/1/13	52	51
		24,768
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (k)	2,670	2,622
Nortek, Inc. 10% 12/1/13	7,610	7,230
		9,852
Commercial Services & Supplies - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	1,015	1,051
Cenveo Corp. 10.5% 8/15/16 (f)	2,590	2,166
Iron Mountain, Inc. 8.625% 4/1/13	370	370
		3,587
Construction & Engineering - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	8,165	8,287
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 11,608	$ 11,376
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,550
5.45% 10/15/12	3,609	3,933
6% 10/15/17	1,726	1,900
General Electric Co. 5.25% 12/6/17	19,778	20,193
		27,576
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	360	367
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	952
		1,319
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	3,670	3,211
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	902
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	6,330	5,475
TOTAL INDUSTRIALS		119,474
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)(f)	6,075	3,814
Cisco Systems, Inc. 4.95% 2/15/19	452	472
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	6,844
Nortel Networks Corp.:
10.125% 7/15/13 (c)	7,880	3,546
10.75% 7/15/16 (c)	4,900	2,266
		16,942
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)	965	1,033
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,765
6% 10/1/12	2,284	2,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 1,390	$ 1,381
7.125% 10/1/37	1,952	1,952
		7,461
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	8,850	7,523
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	11,120
10.625% 5/15/15 (f)	5,015	5,165
		23,808
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	984
Semiconductors & Semiconductor Equipment - 0.2%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	8,517
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	7,216
10.125% 12/15/16	24,065	13,356
National Semiconductor Corp. 0.8794% 6/15/10 (k)	2,354	2,267
NXP BV:
3.2594% 10/15/13 (k)	715	443
7.875% 10/15/14	8,000	5,440
9.5% 10/15/15	690	352
Spansion LLC 11.25% 1/15/16 (c)(f)	7,320	5,014
		42,605
TOTAL INFORMATION TECHNOLOGY		92,833
MATERIALS - 0.7%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	3,864	4,172
8.55% 5/15/19	3,864	4,209
E.I. du Pont de Nemours & Co. 5% 1/15/13	150	162
Lubrizol Corp. 8.875% 2/1/19	547	674
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
MacDermid, Inc. 9.5% 4/15/17 (f)	$ 740	$ 607
Momentive Performance Materials, Inc.:
9.75% 12/1/14	7,570	4,769
10.875% 12/1/14 pay-in-kind (k)	210	120
		14,713
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,060
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	9,144
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (f)	2,410	2,506
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (f)	1,970	1,955
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	3,990
7.75% 11/15/15	4,000	3,950
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,318
Owens-Illinois, Inc. 7.8% 5/15/18	350	345
Pactiv Corp.:
5.875% 7/15/12	1,009	1,075
6.4% 1/15/18	1,030	1,019
		26,302
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (f)	13	15
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,164	1,223
5.5% 4/1/14	5,752	6,263
6.5% 4/1/19	5,752	6,558
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,179	1,288
FMG Finance Property Ltd. 10.625% 9/1/16 (f)	7,000	7,490
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	9,090	9,510
Noranda Aluminium Holding Corp. 7.9125% 11/15/14 pay-in-kind (k)	3,659	1,486
Nucor Corp. 6.4% 12/1/37	4,120	4,661
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,709
6.5% 7/15/18	6,714	7,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 7,050	$ 7,458
Teck Resources Ltd. 10.75% 5/15/19	6,210	7,079
United States Steel Corp. 6.65% 6/1/37	3,880	3,232
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,450
		72,650
Paper & Forest Products - 0.0%
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	1,430	1,409
TOTAL MATERIALS		116,134
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,760
AT&T, Inc.:
5.8% 2/15/19	5,178	5,559
6.3% 1/15/38	9,775	10,262
6.7% 11/15/13	691	783
6.8% 5/15/36	13,429	14,937
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	2,216
BellSouth Corp. 6.55% 6/15/34	4,075	4,371
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,725
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,443	1,537
6.75% 8/20/18	4,408	4,976
Intelsat Corp. 9.25% 8/15/14	5,190	5,268
Intelsat Ltd. 11.25% 6/15/16	14,660	15,246
Qwest Corp. 8.375% 5/1/16 (f)	5,765	5,866
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,381
5.875% 2/1/12	1,610	1,736
5.875% 8/15/12	576	630
Sprint Capital Corp.:
6.875% 11/15/28	15,273	11,111
6.9% 5/1/19	16,095	13,520
8.375% 3/15/12	7,330	7,339
8.75% 3/15/32	3,945	3,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 2,881	$ 2,902
4.95% 9/30/14	1,890	1,951
5.25% 10/1/15	2,367	2,455
6.999% 6/4/18	6,391	7,025
7.2% 7/18/36	7,123	7,816
7.721% 6/4/38	5,189	6,058
Telefonica Emisiones SAU:
0.8094% 2/4/13 (k)	1,416	1,385
5.877% 7/15/19	4,178	4,545
6.421% 6/20/16	684	766
7.045% 6/20/36	2,267	2,689
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,691
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,075
6.25% 4/1/37	3,729	3,940
6.4% 2/15/38	6,365	6,881
6.9% 4/15/38	8,315	9,515
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,720
Verizon New England, Inc. 6.5% 9/15/11	525	566
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,703
Wind Acquisition Finance SA 11.75% 7/15/17 (f)	6,720	7,291
		188,471
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 5.625% 11/15/17	1,066	1,069
Crown Castle International Corp. 9% 1/15/15	2,955	3,066
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,915	10,575
9.125% 1/15/15 pay-in-kind (f)(k)	1,645	1,464
9.25% 9/1/12 (f)	4,120	4,120
12% 4/1/14 (f)	6,990	7,409
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	6,745	6,897
11.5% 6/15/16	665	672
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	870	874
8.875% 1/15/15	6,980	7,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 830	$ 697
6.875% 10/31/13	4,380	3,920
7.375% 8/1/15	13,910	11,876
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	1,510	1,329
Rogers Communications, Inc. 6.8% 8/15/18	4,480	5,073
Verizon Wireless Capital LLC:
5.55% 2/1/14 (f)	1,399	1,513
8.5% 11/15/18 (f)	544	685
Vodafone Group PLC:
5% 12/16/13	1,353	1,436
5.5% 6/15/11	1,626	1,726
7.75% 2/15/10	1,089	1,122
		72,538
TOTAL TELECOMMUNICATION SERVICES		261,009
UTILITIES - 1.1%
Electric Utilities - 0.5%
AmerenUE 6.4% 6/15/17	1,760	1,929
Appalachian Power Co. 6.375% 4/1/36	6,000	6,269
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	2,423	2,555
8.875% 11/15/18	4,589	5,770
Commonwealth Edison Co. 5.4% 12/15/11	1,027	1,097
Duke Energy Carolinas LLC 6.05% 4/15/38	1,029	1,153
EDP Finance BV:
5.375% 11/2/12 (f)	1,175	1,256
6% 2/2/18 (f)	2,160	2,330
Exelon Corp.:
4.9% 6/15/15	1,885	1,914
6.75% 5/1/11	392	419
FirstEnergy Corp. 6.45% 11/15/11	1,163	1,271
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (f)	1,266	1,294
6.05% 8/15/21 (f)	2,950	2,982
6.8% 8/15/39 (f)	2,310	2,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Florida Power Corp.:
5.65% 6/15/18	$ 2,710	$ 2,975
6.4% 6/15/38	6,435	7,544
Illinois Power Co. 6.125% 11/15/17	243	255
Intergen NV 9% 6/30/17 (f)	7,015	6,892
IPALCO Enterprises, Inc.:
7.25% 4/1/16 (f)	3,670	3,560
8.625% 11/14/11	3,905	3,983
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,030
Nevada Power Co.:
6.5% 5/15/18	5,100	5,558
6.5% 8/1/18	925	1,010
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,752
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,131	2,304
PECO Energy Co. 5.6% 10/15/13	6,150	6,656
Pennsylvania Electric Co. 6.05% 9/1/17	450	479
Pepco Holdings, Inc.:
4% 5/15/10	1,314	1,328
6.45% 8/15/12	2,198	2,338
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	3,512	2,739
Progress Energy, Inc. 7.1% 3/1/11	1,994	2,121
Sierra Pacific Power Co. 5.45% 9/1/13	919	963
Tampa Electric Co. 6.15% 5/15/37	3,871	4,065
West Penn Power Co. 5.95% 12/15/17 (f)	185	192
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	2,016
		97,359
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	266
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,882
		2,148
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 10/15/15	4,660	4,532
9.75% 4/15/16 (f)	2,000	2,080
Constellation Energy Group, Inc. 7% 4/1/12	3,797	4,076
Duke Capital LLC 5.668% 8/15/14	1,211	1,263
Energy Future Holdings 10.875% 11/1/17	36,515	26,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.:
6.4% 7/15/06 (c)	$ 3,600	$ 2
6.625% 11/15/05 (c)	2,155	1
6.75% 9/1/04 (c)	1,425	0*
9.125% 4/1/03 (c)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	941
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,026
		46,215
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,388
5.2% 8/15/19	5,197	5,359
6.3% 9/30/66 (k)	12,212	8,915
7.5% 6/30/66 (k)	2,999	2,459
DTE Energy Co. 7.05% 6/1/11	580	616
KeySpan Corp. 7.625% 11/15/10	291	307
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,134
5.875% 10/1/12	1,721	1,867
6.5% 9/15/37	4,300	4,776
National Grid PLC 6.3% 8/1/16	870	941
NiSource Finance Corp.:
5.25% 9/15/17	497	462
5.4% 7/15/14	794	795
5.45% 9/15/20	2,082	1,887
6.4% 3/15/18	782	786
6.8% 1/15/19	4,000	4,057
7.875% 11/15/10	602	633
10.75% 3/15/16	5,405	6,330
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,636	2,872
WPS Resources Corp. 6.11% 12/1/66 (k)	520	380
		46,964
TOTAL UTILITIES		192,686
TOTAL NONCONVERTIBLE BONDS		2,433,387
TOTAL CORPORATE BONDS (Cost $2,437,961)		2,505,011
U.S. Government and Government Agency Obligations - 4.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
3.375% 5/19/11	$ 163,673	$ 170,713
4.375% 7/17/13	20,070	21,606
6% 5/15/11 (i)	38,785	42,077
Federal Home Loan Bank 1.625% 7/27/11	15,200	15,335
Freddie Mac 5.25% 7/18/11 (i)	1,950	2,104
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,720
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		257,555
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	12,242	12,051
1.625% 1/15/15 (i)	33,879	33,815
1.625% 1/15/18	12,352	12,216
2% 4/15/12	7,555	7,728
2% 1/15/14 (i)	158,678	161,654
2% 1/15/14	16,373	16,680
2.375% 1/15/27	48,117	49,275
2.5% 7/15/16	144,146	151,444
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		444,863
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes:
1.75% 8/15/12	2,913	2,936
1.875% 6/15/12	5,704	5,778
1.875% 4/30/14	38,380	37,711
TOTAL U.S. TREASURY OBLIGATIONS		46,425
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $733,218)		748,843
U.S. Government Agency - Mortgage Securities - 4.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.3%
4% 9/1/24 (g)	$ 1,000	$ 1,009
4% 9/1/39 (g)	8,000	7,820
4% 9/1/39 (g)	4,000	3,910
4.275% 6/1/36 (k)	377	391
4.5% 9/1/24 (g)	12,000	12,333
4.5% 9/1/39 (g)	36,000	36,167
4.5% 9/1/39 (g)	11,000	11,051
5% 12/1/25 to 6/1/38	87,885	90,694
5% 9/1/39 (g)(h)	47,000	48,216
5% 9/1/39 (g)(h)	15,500	15,901
5% 9/14/39 (g)(h)	1,000	1,026
5.5% 9/1/24 (g)	8,000	8,415
5.5% 6/1/33 to 3/1/39 (h)	161,420	168,987
5.5% 9/14/39 (g)(h)	34,500	35,890
5.564% 7/1/37 (k)	1,272	1,332
6% 6/1/30 to 11/1/38	108,834	115,526
6% 9/14/39 (g)(h)	4,500	4,733
6.004% 4/1/36 (k)	943	994
6.106% 4/1/36 (k)	2,141	2,265
6.319% 4/1/36 (k)	1,024	1,087
6.5% 9/1/39 (g)(h)	6,750	7,218
6.5% 9/1/39 (g)	2,000	2,139
TOTAL FANNIE MAE		577,104
Freddie Mac - 0.4%
5% 3/1/19 to 12/1/33	40,651	42,486
5.669% 10/1/35 (k)	629	665
5.919% 6/1/36 (k)	2,288	2,396
6% 11/1/33	742	789
6.103% 6/1/36 (k)	1,123	1,177
6.5% 11/1/34 to 3/1/36	16,372	17,610
TOTAL FREDDIE MAC		65,123
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.5%
5.5% 9/20/38 to 1/15/39	$ 792	$ 829
5.5% 9/1/39 (g)	2,500	2,610
5.5% 9/1/39 (g)	3,000	3,133
5.5% 9/21/39 (g)(h)	3,000	3,132
5.5% 9/21/39 (g)	14,000	14,621
5.5% 9/21/39 (g)(h)	32,000	33,405
5.5% 9/21/39 (g)(h)	17,000	17,746
6% 2/15/34	12,441	13,299
6.5% 3/15/34	6,891	7,451
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		96,226
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,996)		738,453
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (k)	1,383	734
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (k)	633	1
Class M8, 1.1156% 7/25/36 (k)	28	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (k)	228	208
Class M2, 1.3656% 2/25/34 (k)	334	133
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (k)	199	172
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (k)	20	18
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (k)	275	5
Class M4, 0.6656% 5/25/36 (k)	83	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (k)	129	4
Class M5, 0.6556% 4/25/36 (k)	123	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (k)	$ 3,798	$ 3,646
Series 2006-A7 Class A7, 0.2925% 10/20/12 (k)	1,913	1,836
Series 2006-C1 Class C1, 0.7525% 10/20/14 (k)	472	14
Series 2007-A1 Class A, 0.3225% 1/20/15 (k)	1,284	1,233
Series 2007-A4 Class A4, 0.3025% 4/22/13 (k)	1,825	1,752
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(k)	494	493
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	122	123
Series 2006-1 Class B1, 5.2% 3/6/11	61	61
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	296
Series 2007-2M Class A3, 5.22% 4/8/10	256	260
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (k)	92	66
Series 2004-R11 Class M1, 0.9256% 11/25/34 (k)	434	201
Series 2004-R2 Class M3, 0.8156% 4/25/34 (k)	119	49
Series 2005-R2 Class M1, 0.7156% 4/25/35 (k)	1,567	1,110
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (k)	36	9
Series 2004-W11 Class M2, 0.9656% 11/25/34 (k)	426	177
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (k)	1,108	534
Class M2, 0.8656% 5/25/34 (k)	928	653
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (k)	1,178	359
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (k)	941	15
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (k)	2,026	1,072
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (k)	316	162
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (k)	181	6
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(k)	4,820	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (k)	2,606	2,600
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (k)	70	52
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4156% 8/25/36 (k)	1,741	1,576
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(k)	258	258
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 1,214	$ 1,068
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (k)	1,743	1,629
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (k)	568	516
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	443	445
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,560
Class C, 5.31% 6/15/12	1,132	1,104
Series 2007-1 Class C, 5.38% 11/15/12	403	324
Series 2007-SN1 Class D, 6.05% 1/17/12	197	182
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	834	835
Series 2006-C:
Class A3A, 5.07% 7/15/11	21	21
Class A3B, 0.2828% 7/15/11 (k)	57	57
Series 2007-B Class A3A, 5.03% 4/15/12	518	524
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(k)	2,208	2,122
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (f)(k)	347	69
Class B, 1.0225% 7/20/39 (f)(k)	200	24
Class C, 1.3725% 7/20/39 (f)(k)	258	21
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	401
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (k)	4,366	152
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (k)	323	6
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (k)	2,725	92
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (k)	141	3
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (k)	1,368	360
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(k)	168	135
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	484	378
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (k)	402	400
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	203	181
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5356% 10/25/35 (k)	3,272	2,998
Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (k)	581	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (k)	$ 4	$ 4
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (k)	112	106
Series 2007-4 Class A1A, 0.3856% 9/25/37 (k)	651	612
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (k)	8,309	7,380
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	251	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (k)	701	385
Class M4, 1.2356% 4/25/34 (k)	121	62
Series 2004-4 Class M2, 0.7956% 6/25/34 (k)	446	286
Series 2005-3 Class MV1, 0.6856% 8/25/35 (k)	1,551	1,410
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (k)	274	251
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	38	38
Class A4, 5.115% 8/15/13 (f)	486	476
Series 2007-B Class A3, 5.47% 11/15/11 (f)	256	256
Series 2007-C Class A3, 5.43% 5/15/12 (f)	206	206
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (k)	2,207	2,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	984	972
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (k)	30	16
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (k)	221	44
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (k)	4,507	1,370
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (k)	23	11
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (k)	4,024	3,374
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (k)	207	202
Series 2006-FF14 Class A2, 0.3256% 10/25/36 (k)	2,549	2,301
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (k)	68	65
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	396
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (k)	587	381
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	50	40
Class C, 5.41% 7/21/14	442	221
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 348	$ 358
Class C, 5.43% 2/16/15	426	203
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (k)	55	25
Class M2, 1.0156% 2/25/34 (k)	94	73
Series 2005-A:
Class M3, 0.7556% 1/25/35 (k)	720	169
Class M4, 0.9456% 1/25/35 (k)	276	51
Series 2006-A Class M4, 0.6656% 5/25/36 (k)	145	1
Series 2006-D Class M1, 0.4956% 11/25/36 (k)	224	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(k)	2,160	1,616
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,304	1,043
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(k)	262	176
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(k)	1,430	858
Class B, 0.5528% 11/15/34 (f)(k)	517	150
Class C, 0.6528% 11/15/34 (f)(k)	858	189
Class D, 1.0228% 11/15/34 (f)(k)	327	52
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (k)	675	655
Class C, 0.5128% 9/17/12 (k)	525	494
Series 2007-1 Class C, 0.5428% 3/15/13 (k)	3,603	3,301
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (k)	665	539
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (k)	512	307
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	68	59
Class C, 5.74% 12/15/14	143	115
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (k)	2,032	1,071
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (k)	820	32
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (k)	12	5
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (k)	60	59
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (k)	327	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(k)	$ 501	$ 75
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(k)	497	75
Class C, 0.8156% 9/25/46 (f)(k)	1,159	116
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (k)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (k)	355	173
Series 2003-3 Class M1, 1.5556% 8/25/33 (k)	683	329
Series 2003-5 Class A2, 0.9656% 12/25/33 (k)	25	9
Series 2003-7 Class A2, 1.0256% 3/25/34 (k)	1	0*
Series 2004-3 Class M2, 1.9656% 8/25/34 (k)	228	132
Series 2004-7 Class A3, 0.6556% 1/25/35 (k)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (k)	207	194
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (k)	2,510	2,308
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (k)	14	13
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (k)	1,707	1,695
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (k)	445	256
Class M2, 0.5625% 3/20/36 (k)	736	357
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (k)	1,137	334
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	91	92
Class C, 5.34% 11/15/12	118	120
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (k)	2,497	50
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (k)	1,136	510
Class MV1, 0.4956% 11/25/36 (k)	923	94
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (k)	397	14
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	770	611
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	290	288
Class 2C, 2.3775% 3/27/42 (k)	2,016	329
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (f)(k)	207	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,067	1,902
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (k)	255	196
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (k)	$ 15	$ 15
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	13	7
Class C, 5.691% 10/20/28 (f)	6	3
Class D, 6.01% 10/20/28 (f)	71	32
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (k)	407	11
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (k)	596	21
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (k)	153	68
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	290	275
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (k)	658	466
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (k)	1,992	1,449
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (k)	53	51
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (k)	2,521	1,238
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (k)	44	9
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (k)	370	248
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (k)	335	127
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (k)	303	121
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (k)	316	50
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (k)	269	263
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (k)	243	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (k)	3,212	59
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (k)	26	6
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (k)	747	610
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (k)	168	158
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(k)(n)	3,018	272
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,159	432
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	2,244	62
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	323	21
Series 2006-2 Class AIO, 6% 8/25/11 (n)	160	15
Series 2006-3:
Class A1, 0.2956% 9/25/19 (k)	532	524
Class AIO, 7.1% 1/25/12 (n)	258	36
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2956% 3/25/25 (k)	$ 585	$ 561
Class AIO, 6.35% 2/27/12 (n)	819	108
Class D, 1.3656% 5/25/32 (k)	1,544	37
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	183
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	150
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (k)	1,083	217
Series 2005-D Class M2, 0.7356% 2/25/36 (k)	593	36
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (k)	369	353
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (k)	13	13
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(k)	429	167
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(k)	892	330
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (k)	261	205
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (k)	139	129
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (k)	191	178
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (k)	211	149
Class M3, 1.5156% 9/25/34 (k)	405	107
Class M4, 1.7156% 9/25/34 (k)	519	75
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (k)	304	45
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (k)	1,817	1,195
Class M3, 0.8256% 1/25/35 (k)	363	189
Class M4, 1.0956% 1/25/35 (k)	1,120	182
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (k)	1,328	24
Class M9, 2.1456% 5/25/35 (k)	449	2
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(k)	2,497	2,261
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	367	287
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (k)	271	7
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (k)	205	190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (k)	$ 4	$ 2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (k)	1,434	714
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (k)	66	1
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (k)	758	382
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (k)	454	408
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(k)	853	707
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (k)	965	193
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (k)	136	88
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	455	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (k)	64	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (k)	104	55
Series 2007-BC4 Class A3, 0.535% 11/25/37 (k)	7,684	6,995
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(k)	993	265
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (k)	1,237	995
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (k)	950	935
Class B, 0.5728% 1/15/12 (k)	786	739
Class C, 0.8728% 1/15/12 (k)	1,134	930
Superior Wholesale Inventory Financing Trust XI Series 2005-A11 Class A, 0.3928% 2/15/14 (k)	1,343	1,336
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	1,012	863
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (k)	2,654	2,561
Class B, 0.4928% 6/15/12 (k)	294	272
Class C, 0.7728% 6/15/12 (k)	176	123
Series 2007-2 Class A, 0.9228% 10/15/12 (k)	1,986	1,894
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (k)	22	7
Series 2003-6HE Class A1, 0.7356% 11/25/33 (k)	28	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(k)	1,467	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	$ 420	$ 415
Series 2007-A Class A3, 5.28% 2/13/12	1,220	1,230
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (k)	3,139	3,021
Class C, 0.6228% 10/17/11 (k)	3,383	3,171
Series 2007-1 Class C, 0.6428% 6/15/12 (k)	2,785	2,089
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	678	692
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	291
Class D, 5.54% 12/20/12 (f)	404	365
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (k)	458	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(k)	6,374	5,614
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,464	6,701
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(k)	900	895
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(k)	3,948	3,847
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0*
Series 2006-2 Class A2, 0.3656% 7/25/36 (k)	417	401
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(k)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $143,629)		143,924
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(k)	2,171	2,120
Class 2M, 0.64% 2/17/52 (f)(k)	1,476	1,422
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(k)	1,084	705
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	51	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2: - continued
Class C, 5.6986% 4/10/49 (k)	$ 135	$ 24
Class D, 5.6986% 4/10/49 (k)	67	11
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (k)	70	54
Series 2003-L Class 2A1, 5.2191% 1/25/34 (k)	1,745	1,492
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (k)	1,956	1,648
Series 2004-A Class 2A2, 5.4508% 2/25/34 (k)	1,100	943
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	131	101
Class 2A2, 4.5749% 3/25/34 (k)	1,105	939
Series 2004-C Class 1A1, 4.097% 4/25/34 (k)	154	127
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (k)	207	159
Class 2A2, 3.8898% 5/25/34 (k)	1,776	1,501
Series 2004-G Class 2A7, 4.2585% 8/25/34 (k)	1,514	1,290
Series 2004-H Class 2A1, 4.469% 9/25/34 (k)	1,431	1,179
Series 2005-H Class 1A1, 4.6982% 9/25/35 (k)	141	110
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(n)	41,521	2,969
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (k)	2,094	1,624
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(k)(n)	3,363	45
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (k)	525	456
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (k)	5,174	4,672
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (k)	912	900
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (k)	1,334	1,182
Class A4, 3.4368% 8/25/34 (k)	1,137	1,003
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	143
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(k)	912	770
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (k)	36	36
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (k)	$ 365	$ 147
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (k)	1,120	78
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (k)	26	14
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (k)	18	12
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (k)	228	190
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (k)	2,608	936
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (k)	317	290
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	40	20
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (k)	1,783	1,366
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(k)	2,608	2,074
Class C2, 0.98% 10/18/54 (f)(k)	874	568
Class M2, 0.76% 10/18/54 (f)(k)	1,499	1,027
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(k)	222	191
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(k)	2,161	1,513
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(k)	2,364	1,891
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (k)	142	21
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(k)	4,917	738
Series 2006-2 Class C1, 0.7425% 12/20/54 (k)	4,095	491
Series 2006-3 Class C2, 0.7725% 12/20/54 (k)	853	102
Series 2006-4:
Class B1, 0.3625% 12/20/54 (k)	3,154	1,104
Class C1, 0.6525% 12/20/54 (k)	1,928	289
Class M1, 0.4425% 12/20/54 (k)	829	149
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (k)	1,671	201
Class 1M1, 0.4225% 12/20/54 (k)	1,114	201
Class 2C1, 0.7025% 12/20/54 (k)	760	91
Class 2M1, 0.5225% 12/20/54 (k)	1,431	258
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (k)	$ 1,981	$ 297
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (k)	326	41
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (k)	269	193
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (k)	663	447
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (k)	314	166
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(k)	639	596
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (k)	177	58
Series 2005-1 Class M4, 1.0156% 4/25/35 (k)	19	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (k)	442	206
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	117	121
Class A3, 5.447% 6/12/47 (k)	1,730	1,531
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (k)	1,917	1,426
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (k)	902	805
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (k)	2,182	1,919
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (k)	1,605	1,395
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (k)	3,883	3,411
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	356
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(k)	331	154
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (k)	41	23
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (k)	1,083	372
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	308	227
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (k)	379	6
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (k)	1,568	693
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(k)	188	106
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class C, 0.4628% 6/15/22 (f)(k)	$ 1,165	$ 489
Class D, 0.4728% 6/15/22 (f)(k)	448	125
Class E, 0.4828% 6/15/22 (f)(k)	717	158
Class F, 0.5128% 6/15/22 (f)(k)	1,164	233
Class G, 0.5828% 6/15/22 (f)(k)	269	43
Class H, 0.6028% 6/15/22 (f)(k)	538	75
Class J, 0.6428% 6/15/22 (f)(k)	628	75
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (k)	571	410
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (k)	792	3
Series 2004-A4 Class A1, 3.3459% 8/25/34 (k)	1,772	1,589
Series 2005-A2 Class A7, 4.4821% 2/25/35 (k)	2,175	1,658
Series 2006-A6 Class A4, 5.364% 10/25/33 (k)	1,539	1,323
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,905	3,764
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (k)	2,234	1,498
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (k)	2,236	99
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (k)	1,696	1,336
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (k)	396	297
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (k)	834	653
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(k)	1,830	933
Class B6, 3.1256% 7/10/35 (f)(k)	390	181
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(k)	576	231
Class B5, 1.9756% 2/10/36 (f)(k)	384	144
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(k)	437	140
Class B5, 1.8256% 2/10/36 (f)(k)	321	93
Class B6, 2.2756% 2/10/36 (f)(k)	114	28
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(k)	581	191
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B5, 1.6256% 9/10/36 (f)(k)	$ 645	$ 186
Class B6, 2.0256% 9/10/36 (f)(k)	120	27
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	959	849
Series 2004-SL3 Class A1, 7% 8/25/16	92	82
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (k)	184	116
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(k)	354	251
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(k)	3	3
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	129	104
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	35	24
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	23	13
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (k)	250	4
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(k)	63	30
Series 2003-15A Class 4A, 5.4571% 4/25/33 (k)	619	515
Series 2003-20 Class 1A1, 5.5% 7/25/33	547	469
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (k)	2,485	1,180
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (k)	7,315	6,927
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (k)	47	45
Series 2003-AR8 Class A, 4.1135% 8/25/33 (k)	904	810
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (k)	2,455	1,951
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (k)	869	742
Series 2004-H Class A1, 4.5272% 6/25/34 (k)	1,948	1,726
Series 2004-T Class A1, 3.954% 9/25/34 (k)	520	444
Series 2004-W Class A9, 4.5277% 11/25/34 (k)	3,939	2,824
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (k)	693	632
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (k)	9,940	7,981
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A6, 4.046% 7/25/35 (k)	$ 585	$ 507
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,635	2,283
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (k)	1,065	889
TOTAL PRIVATE SPONSOR		103,532
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	3,360	3,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,919)		106,934
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (k)	1,067	965
Class A2, 6.9094% 2/14/43 (k)	671	729
Class A3, 6.9594% 2/14/43 (k)	724	784
Class PS1, 1.556% 2/14/43 (k)(n)	3,486	123
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (k)	1,065	1,050
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	573	582
Series 2006-5:
Class A1, 5.185% 9/10/47	663	674
Class A2, 5.317% 9/10/47	3,520	3,523
Class A3, 5.39% 9/10/47	1,272	1,220
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,550
Series 2007-2 Class A1, 5.421% 4/10/49	391	398
Series 2007-4 Class A3, 5.8115% 2/10/51 (k)	910	847
Series 2006-6 Class E, 5.619% 10/10/45 (f)	527	68
Series 2007-3:
Class A3, 5.6581% 6/10/49 (k)	1,523	1,284
Class A4, 5.6581% 6/10/49 (k)	1,901	1,456
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	223	227
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,715
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A2, 3.52% 11/10/38	$ 13	$ 13
Class A3, 4.05% 11/10/38	1,234	1,234
Class A4, 4.153% 11/10/38	1,157	1,127
Series 2004-4 Class A3, 4.128% 7/10/42	383	385
Series 2005-1 Class A3, 4.877% 11/10/42	3,142	3,139
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,426	1,445
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,549
Series 2001-3 Class H, 6.562% 4/11/37 (f)	510	487
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	228	150
Class K, 6.15% 5/11/35 (f)	424	326
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(k)(n)	1,054	6
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(k)(n)	14,580	48
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	2,833	2,713
Series 2005-6 Class A3, 5.1791% 9/10/47 (k)	1,642	1,585
Series 2007-1 Class B, 5.543% 1/15/49	549	117
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(k)	392	227
Class D, 0.6328% 3/15/22 (f)(k)	397	218
Class E, 0.6728% 3/15/22 (f)(k)	328	171
Class F, 0.7428% 3/15/22 (f)(k)	467	234
Class G, 0.8028% 3/15/22 (f)(k)	303	136
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(k)	586	393
Class D, 0.4828% 10/15/19 (f)(k)	716	430
Class E, 0.5128% 10/15/19 (f)(k)	663	365
Class F, 0.5828% 10/15/19 (f)(k)	1,987	994
Class G, 0.6028% 10/15/19 (f)(k)	935	421
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(k)	74	37
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(k)	1,236	877
Class B, 2.1656% 4/25/34 (f)(k)	138	55
Class M1, 0.8256% 4/25/34 (f)(k)	111	66
Class M2, 1.4656% 4/25/34 (f)(k)	103	51
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(k)	960	672
Class M1, 0.8456% 8/25/34 (f)(k)	165	82
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(k)	$ 2,069	$ 1,345
Class A2, 0.6856% 1/25/35 (f)(k)	297	184
Class M1, 0.7656% 1/25/35 (f)(k)	357	182
Class M2, 1.2656% 1/25/35 (f)(k)	170	75
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(k)	1,509	985
Class M1, 0.6956% 8/25/35 (f)(k)	82	33
Class M2, 0.7456% 8/25/35 (f)(k)	135	50
Class M3, 0.7656% 8/25/35 (f)(k)	75	26
Class M4, 0.8756% 8/25/35 (f)(k)	69	22
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(k)	609	411
Class A2, 0.6656% 11/25/35 (f)(k)	549	330
Class M1, 0.7056% 11/25/35 (f)(k)	72	30
Class M2, 0.7556% 11/25/35 (f)(k)	91	36
Class M3, 0.7756% 11/25/35 (f)(k)	82	30
Class M4, 0.8656% 11/25/35 (f)(k)	102	36
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(k)	1,422	853
Class B1, 1.6656% 1/25/36 (f)(k)	123	33
Class M1, 0.7156% 1/25/36 (f)(k)	459	216
Class M2, 0.7356% 1/25/36 (f)(k)	138	61
Class M3, 0.7656% 1/25/36 (f)(k)	201	82
Class M4, 0.8756% 1/25/36 (f)(k)	111	41
Class M5, 0.9156% 1/25/36 (f)(k)	111	37
Class M6, 0.9656% 1/25/36 (f)(k)	118	34
Series 2006-1:
Class A2, 0.6256% 4/25/36 (f)(k)	214	123
Class M1, 0.6456% 4/25/36 (f)(k)	77	31
Class M2, 0.6656% 4/25/36 (f)(k)	81	31
Class M3, 0.6856% 4/25/36 (f)(k)	70	25
Class M4, 0.7856% 4/25/36 (f)(k)	40	14
Class M5, 0.8256% 4/25/36 (f)(k)	38	13
Class M6, 0.9056% 4/25/36 (f)(k)	76	24
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(k)	3,272	2,197
Class A2, 0.5456% 7/25/36 (f)(k)	194	113
Class B1, 1.1356% 7/25/36 (f)(k)	73	21
Class B3, 2.9656% 7/25/36 (f)(k)	110	28
Class M1, 0.5756% 7/25/36 (f)(k)	204	83
Class M2, 0.5956% 7/25/36 (f)(k)	144	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M3, 0.6156% 7/25/36 (f)(k)	$ 119	$ 43
Class M4, 0.6856% 7/25/36 (f)(k)	81	28
Class M5, 0.7356% 7/25/36 (f)(k)	99	32
Class M6, 0.8056% 7/25/36 (f)(k)	148	46
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(k)	128	19
Class B2, 1.6156% 10/25/36 (f)(k)	92	11
Class B3, 2.8656% 10/25/36 (f)(k)	150	19
Class M4, 0.6956% 10/25/36 (f)(k)	141	32
Class M5, 0.7456% 10/25/36 (f)(k)	169	34
Class M6, 0.8256% 10/25/36 (f)(k)	330	59
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(k)	724	486
Class A2, 0.5356% 12/25/36 (f)(k)	3,541	1,646
Class B1, 0.9656% 12/25/36 (f)(k)	113	25
Class B2, 1.5156% 12/25/36 (f)(k)	116	23
Class B3, 2.7156% 12/25/36 (f)(k)	196	34
Class M1, 0.5556% 12/25/36 (f)(k)	235	79
Class M2, 0.5756% 12/25/36 (f)(k)	156	49
Class M3, 0.6056% 12/25/36 (f)(k)	159	47
Class M4, 0.6656% 12/25/36 (f)(k)	190	53
Class M5, 0.7056% 12/25/36 (f)(k)	175	46
Class M6, 0.7856% 12/25/36 (f)(k)	156	38
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(k)	737	361
Class B1, 0.9356% 3/25/37 (f)(k)	235	42
Class B2, 1.4156% 3/25/37 (f)(k)	171	26
Class B3, 3.6156% 3/25/37 (f)(k)	467	56
Class M1, 0.5356% 3/25/37 (f)(k)	207	79
Class M2, 0.5556% 3/25/37 (f)(k)	155	50
Class M3, 0.5856% 3/25/37 (f)(k)	138	41
Class M4, 0.6356% 3/25/37 (f)(k)	112	30
Class M5, 0.6856% 3/25/37 (f)(k)	172	41
Class M6, 0.7656% 3/25/37 (f)(k)	241	52
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(k)	645	374
Class A2, 0.5856% 7/25/37 (f)(k)	604	284
Class B1, 1.8656% 7/25/37 (f)(k)	187	27
Class B2, 2.5156% 7/25/37 (f)(k)	162	22
Class B3, 3.6156% 7/25/37 (f)(k)	181	23
Class M1, 0.6356% 7/25/37 (f)(k)	212	74
Class M2, 0.6756% 7/25/37 (f)(k)	116	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7556% 7/25/37 (f)(k)	$ 117	$ 29
Class M4, 0.9156% 7/25/37 (f)(k)	232	46
Class M5, 1.0156% 7/25/37 (f)(k)	205	37
Class M6, 1.2656% 7/25/37 (f)(k)	260	39
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(k)	758	374
Class B1, 1.2156% 7/25/37 (f)(k)	169	33
Class B2, 1.8656% 7/25/37 (f)(k)	422	72
Class B3, 4.2656% 7/25/37 (f)(k)	225	33
Class M1, 0.5756% 7/25/37 (f)(k)	151	57
Class M2, 0.6056% 7/25/37 (f)(k)	162	56
Class M3, 0.6356% 7/25/37 (f)(k)	253	83
Class M4, 0.7656% 7/25/37 (f)(k)	398	116
Class M5, 0.8656% 7/25/37 (f)(k)	208	51
Class M6, 1.0656% 7/25/37 (f)(k)	158	37
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(k)	240	31
Class B2, 3.7156% 9/25/37 (f)(k)	866	104
Class M1, 1.2156% 9/25/37 (f)(k)	229	57
Class M2, 1.3156% 9/25/37 (f)(k)	229	48
Class M4, 1.8656% 9/25/37 (f)(k)	585	99
Class M5, 2.0156% 9/25/37 (f)(k)	585	88
Class M6, 2.2156% 9/25/37 (f)(k)	586	79
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	2,602	40
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	5,615	483
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(k)	611	293
Class H, 0.9228% 3/15/19 (f)(k)	411	177
Class J, 1.1228% 3/15/19 (f)(k)	309	117
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(k)	452	225
Class E, 0.5728% 3/15/22 (f)(k)	2,347	1,087
Class F, 0.6228% 3/15/22 (f)(k)	1,440	616
Class G, 0.6728% 3/15/22 (f)(k)	369	144
Class H, 0.8228% 3/15/22 (f)(k)	452	163
Class J, 0.9728% 3/15/22 (f)(k)	452	127
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	517	530
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,131	1,139
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	1,050
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	$ 1,067	$ 1,084
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,522
Series 2007-PW16:
Class A4, 5.7167% 6/11/40 (k)	534	458
Class AAB, 5.7167% 6/11/40 (k)	4,740	4,500
Series 2007-PW17 Class A1, 5.282% 6/11/50	657	663
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	317
Class A4, 5.7% 6/11/50	4,380	3,733
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	313	315
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(k)(n)	8,545	70
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,047
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(k)(n)	13,271	273
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	154	156
Class A4, 5.4634% 4/12/38 (k)	114	108
Series 2007-PW15 Class A1, 5.016% 2/11/44	328	330
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	146	42
Class C, 5.713% 6/11/40 (f)	122	31
Class D, 5.713% 6/11/40 (f)	122	29
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(k)(n)	90,897	1,223
Series 2007-T28:
Class A1, 5.422% 9/11/42	161	163
Class X2, 0.1821% 9/11/42 (f)(k)(n)	45,671	304
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.4406% 8/1/24 (f)(k)	595	226
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(k)	788	408
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,072	1,048
Class XCL, 2.3511% 5/15/35 (f)(k)(n)	14,730	546
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	365
Class F, 7.734% 1/15/32	198	197
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	927	967
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(k)	$ 326	$ 98
Class G, 0.6028% 11/15/36 (f)(k)	405	113
Class H, 0.6428% 11/15/36 (f)(k)	324	81
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	5,702
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,550	543
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,558	1,596
Class A2, 5.6994% 12/10/49 (k)	1,210	1,210
Class A4, 5.6994% 12/10/49 (k)	2,063	1,793
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (k)	380	339
Series 2007-CD4:
Class A1, 4.977% 12/11/49	247	250
Class A2A, 5.237% 12/11/49	812	807
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	824
Class C, 5.476% 12/11/49	1,717	129
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	210	211
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	132	134
Series 2007-C3 Class A3, 5.8202% 5/15/46 (k)	912	832
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	465
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(k)	2,043	1,205
Class C, 0.5428% 4/15/17 (f)(k)	734	425
Class D, 0.5828% 4/15/17 (f)(k)	721	378
Class E, 0.6428% 4/15/17 (f)(k)	230	111
Class F, 0.6828% 4/15/17 (f)(k)	130	59
Class G, 0.8228% 4/15/17 (f)(k)	130	55
Class H, 0.8928% 4/15/17 (f)(k)	130	53
Class J, 1.1228% 4/15/17 (f)(k)	100	40
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(k)	1,439	698
Class D, 0.6128% 11/15/17 (f)(k)	75	40
Class E, 0.6628% 11/15/17 (f)(k)	265	134
Class F, 0.7228% 11/15/17 (f)(k)	292	141
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7728% 11/15/17 (f)(k)	$ 202	$ 93
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(k)	1,300	656
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	86	86
Series 2006-C8:
Class A1, 5.11% 12/10/46	73	73
Class A3, 5.31% 12/10/46	2,599	2,344
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	1,542	1,492
Series 2007-C9 Class A4, 5.8162% 12/10/49 (k)	2,018	1,774
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(k)(n)	2,968	33
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	454
Class XP, 0.4956% 12/10/46 (k)(n)	16,338	249
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	313	315
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	543	552
Class AJ, 5.373% 12/15/39	1,847	696
Series 2007-C2:
Class A1, 5.269% 1/15/49	82	83
Class A2, 5.448% 1/15/49 (k)	6,455	6,382
Class A3, 5.542% 1/15/49 (k)	1,824	1,327
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	223	228
Class A4, 5.7229% 6/15/39 (k)	549	402
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,032
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (k)(n)	10,384	220
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	607
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(k)	3,254	814
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,019	1,042
Series 2001-CK6 Class B, 6.582% 8/15/36	912	919
Series 2002-CP5 Class A1, 4.106% 12/15/35	123	125
Series 2004-C1:
Class A3, 4.321% 1/15/37	307	311
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A4, 4.75% 1/15/37	$ 425	$ 415
Series 1998-C1 Class D, 7.17% 5/17/40	955	986
Series 1999-C1 Class E, 8.1143% 9/15/41 (k)	943	940
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (k)(n)	2,650	42
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(k)(n)	8,504	253
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(k)(n)	9,341	42
Series 2006-C1 Class A3, 5.5509% 2/15/39 (k)	4,815	4,700
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(k)	345	155
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(k)	1,416	538
0.5428% 2/15/22 (f)(k)	506	152
Class F, 0.5928% 2/15/22 (f)(k)	1,011	273
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	97	99
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (k)(n)	17,870	256
Class B, 5.487% 2/15/40 (f)(k)	1,394	202
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,512	2,566
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (f)(k)	81	80
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	293
Class G, 6.936% 3/15/33 (f)	600	506
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,534	3,280
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(k)(n)	9,430	132
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(k)(n)	8,945	120
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	260	83
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(n)	23,341	167
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(k)(n)	10,259	75
Series 2004-C3 Class X2, 0.6224% 12/10/41 (k)(n)	3,251	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2005-C1 Class X2, 0.6559% 5/10/43 (k)(n)	$ 4,971	$ 62
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(k)	343	158
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	587
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,177	1,197
Class A2, 5.597% 12/10/49	1,824	1,754
Series 2007-GG9:
Class A1, 5.233% 3/10/39	298	303
Class A4, 5.444% 3/10/39	2,652	2,263
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(k)(n)	5,414	82
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(k)(n)	12,332	107
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(k)(n)	18,224	307
Series 2006-GG7 Class A3, 5.9166% 7/10/38 (k)	2,404	2,284
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	22,984	248
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(k)	46	34
Class D, 0.5556% 6/6/20 (f)(k)	218	116
Class E, 0.6456% 6/6/20 (f)(k)	252	129
Class F, 0.7156% 6/6/20 (f)(k)	634	292
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(k)	1,144	869
Class D, 0.6456% 3/6/20 (f)(k)	2,144	1,608
Class F, 0.7556% 3/6/20 (f)(k)	94	69
Class G, 0.7956% 3/6/20 (f)(k)	47	34
Class H, 0.9256% 3/6/20 (f)(k)	42	29
Class J, 1.1256% 3/6/20 (f)(k)	60	40
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	1,433	1,540
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	282
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	451	484
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(k)(n)	20,632	321
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	5,348	5,373
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 1,368	$ 1,359
Series 2007-GG10:
Class A1, 5.69% 8/10/45	425	436
Class A2, 5.778% 8/10/45	435	434
Class A4, 5.8051% 8/10/45 (k)	276	216
Series 2007-GG10 Class B, 5.8051% 8/10/45 (k)	1,140	246
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(k)(n)	2,749	31
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(k)(n)	2,866	37
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(k)	763	405
Class C, 0.4828% 11/15/18 (f)(k)	542	277
Class D, 0.5028% 11/15/18 (f)(k)	239	104
Class E, 0.5528% 11/15/18 (f)(k)	344	149
Class F, 0.6028% 11/15/18 (f)(k)	517	218
Class G, 0.6328% 11/15/18 (f)(k)	449	193
Class H, 0.7728% 11/15/18 (f)(k)	344	122
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (k)	2,712	2,447
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,373	1,270
Series 2006-CB17 Class A4, 5.429% 12/12/43	733	659
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	483
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	433	410
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (k)	3,198	2,648
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (k)	2,560	2,556
Class A4, 5.7978% 6/15/49 (k)	1,353	1,144
Series 2007-LDP10 Class A1, 5.122% 1/15/49	90	92
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,107
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (k)	821	181
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(k)	461	78
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,779
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	246
Series 2007-CB19:
Class B, 5.7442% 2/12/49	78	23
Class C, 5.7462% 2/12/49	204	51
Class D, 5.7462% 2/12/49	214	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	$ 174	$ 41
Class CS, 5.466% 1/15/49 (k)	75	17
Class ES, 5.5454% 1/15/49 (f)(k)	472	58
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	376	372
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	987	1,014
Series 2007-C3:
Class F, 5.9498% 7/15/44 (k)	181	18
Class G, 6.1497% 7/15/44 (f)(k)	320	30
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (f)(k)	98	72
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,311	1,326
Series 2001-C2 Class A2, 6.653% 11/15/27	175	183
Series 2001-C3 Class A1, 6.058% 6/15/20	65	66
Series 2006-C1:
Class A2, 5.084% 2/15/31	437	436
Class A4, 5.156% 2/15/31	347	312
Series 2006-C3 Class A1, 5.478% 3/15/39	78	79
Series 2006-C6:
Class A1, 5.23% 9/15/39	133	135
Class A2, 5.262% 9/15/39 (k)	1,591	1,598
Series 2006-C7:
Class A1, 5.279% 11/15/38	128	131
Class A2, 5.3% 11/15/38	1,003	1,000
Class A3, 5.347% 11/15/38	679	598
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	165	168
Class A4, 5.424% 2/15/40	118	90
Series 2007-C2:
Class A1, 5.226% 2/15/40	155	158
Class A3, 5.43% 2/15/40	440	338
Series 2000-C5 Class E, 7.29% 12/15/32	64	63
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,829
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	941
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(k)(n)	3,826	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(k)(n)	$ 17,999	$ 263
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	291	292
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (k)(n)	3,075	54
Series 2006-C3 Class A3 5.689% 3/15/32	550	529
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(n)	5,652	108
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,006	428
Class D, 5.563% 2/15/40 (k)	365	71
Class E, 5.582% 2/15/40 (k)	182	34
Class XCP, 0.4737% 2/15/40 (k)(n)	2,225	32
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	907
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,453
Class XCP, 0.3054% 9/15/45 (k)(n)	75,030	882
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	261	260
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,381	1,119
Class C, 4.13% 11/20/37 (f)	3,934	2,675
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(k)	292	117
Class E, 0.5628% 9/15/21 (f)(k)	1,054	316
Class F, 0.6128% 9/15/21 (f)(k)	868	239
Class G, 0.6328% 9/15/21 (f)(k)	1,714	429
Class H, 0.6728% 9/15/21 (f)(k)	442	100
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,767
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	265	267
Series 2007-C1 Class A1, 4.533% 6/12/50	940	946
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (k)	1,498	1,500
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(k)	793	167
Series 2006-C1 Class A2, 5.6114% 5/12/39 (k)	1,286	1,297
Series 2007-C1 Class A4, 5.8286% 6/12/50 (k)	3,452	2,667
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,502
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (k)	425	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	$ 970	$ 911
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	784	704
Series 2007-5:
Class A1, 4.275% 8/12/48	68	68
Class A3, 5.364% 8/12/48	356	300
Class A4, 5.378% 8/12/48	36	26
Class B, 5.479% 2/12/17	2,736	567
Series 2007-6 Class A1, 5.175% 3/12/51	80	81
Series 2007-7 Class A4, 5.7487% 6/12/50 (k)	3,192	2,318
Series 2007-8 Class A1, 4.622% 8/12/49	314	316
Series 2006-2 Class A4, 5.9092% 6/12/46 (k)	554	527
Series 2006-4 Class XP, 0.6228% 12/12/49 (k)(n)	21,640	463
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	204
Series 2007-7 Class B, 5.75% 6/12/50	79	18
Series 2007-8 Class A3, 5.957% 8/12/49 (k)	787	602
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(k)	15	14
Class H, 0.663% 8/15/19 (f)(k)	73	56
Class J, 0.733% 8/15/19 (f)(k)	55	40
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(k)	625	62
Class F, 0.593% 7/15/19 (f)(k)	878	702
Class G, 0.633% 7/15/19 (f)(k)	499	259
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(k)	2,062	1,134
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(k)	1,670	84
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(k)	523	167
Class D, 0.463% 10/15/20 (f)(k)	507	127
Class E, 0.523% 10/15/20 (f)(k)	634	127
Class F, 0.573% 10/15/20 (f)(k)	380	68
Class G, 0.613% 10/15/20 (f)(k)	470	103
Class H, 0.703% 10/15/20 (f)(k)	296	30
Class J, 0.853% 10/15/20 (f)(k)	338	27
Class MHRO, 0.963% 10/15/20 (f)(k)	376	41
Class MJPM, 1.273% 10/15/20 (f)(k)	120	11
Class MSTR, 0.973% 10/15/20 (f)(k)	214	30
Class NHRO, 1.163% 10/15/20 (f)(k)	567	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NSTR, 1.123% 10/15/20 (f)(k)	$ 197	$ 22
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(k)(n)	3,099	46
Series 2004-HQ3 Class A2, 4.05% 1/13/41	257	260
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,328
Series 2006-HQ10 Class A1, 5.131% 11/12/41	293	298
Series 2006-HQ8 Class A1, 5.124% 3/12/44	28	28
Series 2006-T23 Class A1, 5.682% 8/12/41	812	831
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	284	289
Class A31, 5.439% 2/12/44 (k)	462	429
Series 2007-IQ13 Class A1, 5.05% 3/15/44	285	289
Series 2007-IQ14 Class A1, 5.38% 4/15/49	693	706
Series 2007-T25:
Class A1, 5.391% 11/12/49	225	229
Class A2, 5.507% 11/12/49	896	868
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(k)(n)	6,601	76
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(k)(n)	11,152	248
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(k)(n)	8,017	108
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (k)	1,415	1,374
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,353	431
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (k)	1,513	1,447
Class A4, 5.7705% 10/15/42 (k)	274	234
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	268
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	466	437
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	1,654	456
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	460	469
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,065
Class AAB, 5.654% 4/15/49	2,650	2,406
Class B, 5.914% 4/15/49	224	62
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(k)	2,250	113
Class D, 0.9728% 7/17/17 (f)(k)	1,059	53
Class E, 1.0728% 7/17/17 (f)(k)	861	43
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	25	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 1,549	$ 1,591
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	87	86
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(k)	63	57
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	138	148
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	775	820
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(k)	969	581
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(k)	1,239	372
Class F, 0.6281% 8/11/18 (f)(k)	1,426	285
Class G, 0.6481% 8/11/18 (f)(k)	1,351	203
Class J, 0.8881% 8/11/18 (f)(k)	300	30
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(k)	98	20
Class AP2, 1.0728% 6/15/20 (f)(k)	163	25
Class F, 0.7528% 6/15/20 (f)(k)	3,171	634
Class LXR1, 0.9728% 6/15/20 (f)(k)	112	22
Class LXR2, 1.0728% 6/15/20 (f)(k)	2,162	216
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	300	304
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,083	2,112
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	3,919
Series 2006-C27 Class A2, 5.624% 7/15/45	815	815
Series 2006-C29:
Class A1, 5.11% 11/15/48	767	779
Class A3, 5.313% 11/15/48	2,422	2,219
Series 2007-C30:
Class A1, 5.031% 12/15/43	129	131
Class A3, 5.246% 12/15/43	783	755
Class A4, 5.305% 12/15/43	268	214
Class A5, 5.342% 12/15/43	976	691
Series 2007-C31:
Class A1, 5.14% 4/15/47	159	161
Class A4, 5.509% 4/15/47	2,061	1,557
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (k)	$ 3,184	$ 3,123
Class A3, 5.9289% 6/15/49 (k)	1,548	1,208
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	433	221
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(k)(n)	4,491	21
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(k)(n)	4,531	27
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(k)	701	645
Class 180B, 5.3979% 10/15/41 (f)(k)	319	297
Series 2005-C19 Class B, 4.892% 5/15/44	912	365
Series 2005-C22:
Class B, 5.3549% 12/15/44 (k)	2,022	607
Class F, 5.3549% 12/15/44 (f)(k)	1,521	198
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	4,121
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	912	114
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	301
Class D, 5.513% 12/15/43 (k)	1,459	146
Class XP, 0.4317% 12/15/43 (f)(k)(n)	11,216	170
Series 2007-C31 Class C, 5.693% 4/15/47 (k)	251	31
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,212
Series 2007-C32:
Class D, 5.7405% 6/15/49 (k)	685	75
Class E, 5.7405% 6/15/49 (k)	1,080	113
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (k)	604	467
Series 2007-C33 Class B, 5.9023% 2/15/51 (k)	1,534	238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,165)		283,879
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,982
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 7,500	$ 8,041
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,184	2,660
TOTAL MUNICIPAL SECURITIES (Cost $13,563)		14,683
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,942)	1,794	2,003
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $128)	143	146
Floating Rate Loans - 1.7%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
AM General LLC term loan 6.0375% 4/17/12 (k)	14,013	12,261
Ford Motor Co. term loan 3.495% 12/15/13 (k)	7,815	6,760
		19,021
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 7.7756% 8/6/12 (k)	7,650	4,667
Six Flags, Inc. Tranche B, term loan 2.6557% 4/30/15 (k)	2,610	2,506
Southwest Sports Group, Inc. Tranche B, term loan 6.75% 12/22/10 (k)	7,000	5,740
		12,913
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (k)	17,323	15,981
GateHouse Media, Inc.:
Tranche AO, term loan 8/28/14 (k)	4,850	1,212
Tranche B, term loan 8/28/14 (k)	12,309	3,077
Tranche DD, term loan 8/28/14 (k)	5,968	1,582
Hicks Sports Group LLC Tranche 2LN, term loan 7.75% 12/22/11 (c)(k)	11,000	7,150
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (c)(k)	$ 10,004	$ 4,602
Newsday LLC term loan 9.75% 8/1/13	7,000	7,123
The Reader's Digest Association, Inc. term loan:
2.6438% 3/2/14 (k)	18,150	7,079
9.6667% 5/26/10 (k)	90	92
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(k)	1,188	487
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (k)	12,805	10,020
		58,405
Specialty Retail - 0.0%
GNC Corp. term loan 2.724% 9/16/13 (k)	770	712
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (k)	2,985	2,626
		3,338
TOTAL CONSUMER DISCRETIONARY		93,677
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 4.79% 4/12/14 (k)	11,000	8,910
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (k)	603	471
		9,381
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (k)	2,505	2,611
MGM Holdings II, Inc. Tranche B, term loan 3.535% 4/8/12 (k)	9,425	5,089
		7,700
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (k)	1,289	986
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2807% 10/10/13 (k)	$ 4,786	$ 3,662
Tranche DD, term loan 3.3982% 10/10/13 (k)	1,010	773
		5,421
TOTAL FINANCIALS		13,121
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.85% 6/25/15 (k)	19,550	14,037
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (k)	2,500	1,375
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.035% 3/14/11 (k)	9,179	8,536
Tranche 2LN, term loan 8.035% 9/14/11 (k)	16,000	14,400
National Renal Institutes, Inc. Tranche B, term loan 5.625% 3/31/13 (k)	501	396
Rural/Metro Corp.:
Credit-Linked Deposit 3.81% 3/4/11 (k)	2,285	2,239
term loan 3.776% 3/4/11 (k)	3,352	3,285
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0225% 6/15/15 (k)	17,840	14,272
		58,540
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.785% 5/3/13 (k)	15,000	5,963
TOTAL HEALTH CARE		64,503
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.29% 5/11/15 pay-in-kind (k)	110	66
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (k)	8,400	6,552
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (k)	4,664	4,477
US Airways Group, Inc. term loan 2.785% 3/23/14 (k)	4,657	2,503
		13,532
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (k)	$ 985	$ 690
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (k)	10,990	9,122
Navistar International Corp.:
term loan 3.535% 1/19/12 (k)	4,869	4,528
Credit-Linked Deposit 3.5489% 1/19/12 (k)	1,771	1,647
		15,297
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (k)	9,225	7,334
TOTAL INDUSTRIALS		36,919
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.1369% 10/26/14 (k)	6,075	4,374
IPC Systems, Inc. Tranche 2LN, term loan 5.8475% 5/31/15 (k)	6,000	3,120
SafeNet, Inc. Tranche 2LN, term loan 6.2728% 4/12/15 (k)	7,500	6,225
		13,719
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,104	7,578
Software - 0.2%
Kronos, Inc. Tranche 2LN, term loan 6.3475% 6/11/15 (k)	33,730	27,659
Serena Software, Inc. term loan 2.6294% 3/10/13 (k)	286	263
SS&C Technologies, Inc. term loan 2.4763% 11/23/12 (k)	418	372
		28,294
TOTAL INFORMATION TECHNOLOGY		49,591
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (k)	6,560	6,499
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 2.7756% 7/3/13 (k)	$ 6,540	$ 6,262
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.6% 12/31/14 (k)	810	543
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.7757% 10/10/14 (k)	2,791	2,114
Tranche B3, term loan 3.7757% 10/10/14 (k)	2,985	2,250
		4,907
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.125% 5/1/14 (k)	12,970	10,052
TOTAL UTILITIES		14,959
TOTAL FLOATING RATE LOANS (Cost $354,805)		294,912
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (k) (Cost $471)	576	516
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	620	352
MUFG Capital Finance 1 Ltd. 6.346% (k)	2,427	2,244
TOTAL PREFERRED SECURITIES (Cost $1,828)		2,596
Fixed-Income Funds - 10.1%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (l)	5,209,658	$ 529,145
Fidelity Mortgage Backed Securities Central Fund (l)	12,329,258	1,256,475
TOTAL FIXED-INCOME FUNDS (Cost $1,760,778)		1,785,620
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.33% (m)	507,067,660	507,068
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(m)	54,489,150	54,489
TOTAL MONEY MARKET FUNDS (Cost $561,557)		561,557
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $10,426)	$ 10,426	10,426
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $16,800,090)		17,935,319
NET OTHER ASSETS - (2.0)%		(354,794)
NET ASSETS - 100%		$ 17,580,525
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,000) (j)	Sept. 2037	$ 13,076	(12,749)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)

	Sept. 2037	$ 10,717	$ (10,449)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $566,000) (j)	Sept. 2037	2,458	(2,397)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	10,717	(10,449)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (j)	Sept. 2037	10,422	(10,161)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,025,000) (j)	Sept. 2037	8,947	(8,723)
TOTAL CREDIT DEFAULT SWAPS		$ 56,337	$ (54,928)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	1,111
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	165,000	1,329
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	100,000	1,872
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	$ 100,000	$ 10,328
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	7,899
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	10,864
TOTAL INTEREST RATE SWAPS		$ 660,500	$ 33,403
		$ 716,837	$ (21,525)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,897,000 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $61,245,000, of which $18,784,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,013,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,426,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,045
Barclays Capital, Inc.	5,090
Deutsche Bank Securities, Inc.	1,291
$ 10,426
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,802
Fidelity Cash Central Fund	5,486
Fidelity Commercial Mortgage-Backed Securities Central Fund	9,884
Fidelity Corporate Bond 1-10 Year Central Fund	43,014
Fidelity Mortgage Backed Securities Central Fund	65,950
Fidelity Securities Lending Cash Central Fund	3,222
Fidelity Ultra-Short Central Fund	3,302
Total	$ 134,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 2,875	$ 185,047	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	8,023	266,248	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	28,505	553,255*	529,145	18.7%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	44,669	144,650	1,256,475	16.2%
Fidelity Ultra-Short Central Fund	455,384	-	383,025*	-	0.0%
Total	$ 3,341,578	$ 84,072	$ 1,532,225	$ 1,785,620
*Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 734	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,305,719	$ 1,305,719	$ -	$ -
Consumer Staples	917,528	917,528	-	-
Energy	1,111,813	1,100,870	10,943	-
Financials	1,565,721	1,533,003	32,718	-
Health Care	1,532,122	1,532,103	19	-
Industrials	989,016	988,799	-	217
Information Technology	2,310,633	2,309,087	552	994
Materials	530,716	508,408	22,308	-
Telecommunication Services	341,248	341,248	-	-
Utilities	131,300	125,988	5,312	-
Asset-Backed Securities	143,924	-	125,415	18,509
Bank Notes	516	-	516	-
Cash Equivalents	10,426	-	10,426	-
Collateralized Mortgage Obligations	106,934	-	98,081	8,853
Commercial Mortgage Securities	283,879	-	249,463	34,416
Corporate Bonds	2,505,011	-	2,501,164	3,847
Fixed-Income Funds	1,785,620	1,785,620	-	-
Floating Rate Loans	294,912	-	294,912	-
Foreign Government and Government Agency Obligations	2,003	-	2,003	-
Money Market Funds	561,557	561,557	-	-
Municipal Securities	14,683	-	14,683	-
Preferred Securities	2,596	-	2,596	-
Supranational Obligations	146	-	146	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 738,453	$ -	$ 738,453	$ -
U.S. Government and Government Agency Obligations	748,843	-	748,843	-
Total Investments in Securities:	$ 17,935,319	$ 13,009,930	$ 4,858,553	$ 66,836
Derivative Instruments:
Assets
Swap Agreements	$ 33,403	$ -	$ 33,403	$ -
Liabilities
Swap Agreements	$ (54,928)	$ -	$ (54,928)	$ -
Total Derivative Instruments:	$ (21,525)	$ -	$ (21,525)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,304)	$ -	$ (2,304)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,438
Total Realized Gain (Loss)	973
Total Unrealized Gain (Loss)	(17,834)
Cost of Purchases	71,236
Proceeds of Sales	(5,020)
Amortization/Accretion	(808)
Transfers in/out of Level 3	11,851
Ending Balance	$ 66,836
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (13,846)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (30,439)
Total Unrealized Gain (loss)	30,439
Transfers in/out of Level 3	-
Ending Balance	$ -
Realized gain (loss) on Swap Agreements for the period	$ (28,737)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (54,928)
Interest Rate Risk
Swap Agreements (a)	33,403	-
Total Value of Derivatives	$ 33,403	$ (54,928)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.5%
AAA,AA,A	6.9%
BBB	4.6%
BB	2.1%
B	3.5%
CCC,CC,C	3.7%
D	0.4%
Not Rated	0.7%
Equities	61.1%
Short-Term Investments and Net Other Assets	(0.5)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $859,077,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,671,520,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $52,362 and repurchase agreements of $10,426) - See accompanying schedule: Unaffiliated issuers (cost $14,477,755)	$ 15,588,142
Fidelity Central Funds (cost $2,322,335)	2,347,177
Total Investments (cost $16,800,090)		$ 17,935,319
Commitment to sell securities on a delayed delivery basis	(299,639)
Receivable for securities sold on a delayed delivery basis	297,335	(2,304)
Cash		1
Receivable for investments sold Regular delivery		81,418
Delayed delivery		42
Receivable for fund shares sold		11,813
Dividends receivable		23,926
Interest receivable		58,139
Distributions receivable from Fidelity Central Funds		7,545
Unrealized appreciation on swap agreements		33,403
Prepaid expenses		56
Other receivables		610
Total assets		18,149,968

Liabilities
Payable for investments purchased Regular delivery	$ 166,311
Delayed delivery	270,026
Payable for swap agreements	774
Payable for fund shares redeemed	12,569
Unrealized depreciation on swap agreements	54,928
Accrued management fee	5,983
Other affiliated payables	3,010
Other payables and accrued expenses	1,353
Collateral on securities loaned, at value	54,489
Total liabilities		569,443

Net Assets		$ 17,580,525
Net Assets consist of:
Paid in capital		$ 19,250,176
Undistributed net investment income		118,144
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,907,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,119,914
Net Assets		$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Puritan: Net Asset Value, offering price and redemption price per share ($16,111,334 ÷ 1,069,589 shares)	$ 15.06

Class K: Net Asset Value, offering price and redemption price per share ($1,469,191 ÷ 97,542 shares)	$ 15.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 210,141
Interest		297,604
Income from Fidelity Central Funds		134,660
Total income		642,405

Expenses
Management fee	$ 66,987
Transfer agent fees	35,913
Accounting and security lending fees	1,842
Custodian fees and expenses	264
Independent trustees' compensation	116
Depreciation in deferred trustee compensation account	(7)
Registration fees	113
Audit	265
Legal	101
Miscellaneous	1,317
Total expenses before reductions	106,911
Expense reductions	(303)	106,608
Net investment income (loss)		535,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,440,070)
Fidelity Central Funds	(363,594)
Other affiliated issuers	(15,290)
Foreign currency transactions	631
Futures contracts	(11,516)
Swap agreements	(12,256)
Total net realized gain (loss)		(2,842,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	121,856
Assets and liabilities in foreign currencies	147
Swap agreements	42,106
Delayed delivery commitments	(2,326)
Total change in net unrealized appreciation (depreciation)		161,783
Net gain (loss)		(2,680,312)
Net increase (decrease) in net assets resulting from operations		$ (2,144,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 535,797	$ 647,822
Net realized gain (loss)	(2,842,095)	771,383
Change in net unrealized appreciation (depreciation)	161,783	(3,177,660)
Net increase (decrease) in net assets resulting from operations	(2,144,515)	(1,758,455)
Distributions to shareholders from net investment income	(529,185)	(690,835)
Distributions to shareholders from net realized gain	(18,395)	(2,042,154)
Total distributions	(547,580)	(2,732,989)
Share transactions - net increase (decrease)	(1,153,885)	198,958
Total increase (decrease) in net assets	(3,854,980)	(4,292,486)

Net Assets
Beginning of period	21,426,505	25,718,991
End of period (including undistributed net investment income of $118,144 and undistributed net investment income of $112,147, respectively)	$ 17,580,525	$ 21,426,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.45	.50	.59	.06	.55	.47
Net realized and unrealized gain (loss)	(2.00)	(1.80)	1.70	.29	.80	1.39
Total from investment operations	(1.55)	(1.30)	2.29	.35	1.35	1.86
Distributions from net investment income	(.44)	(.55)	(.59)	-	(.55)	(.45)
Distributions from net realized gain	(.02)	(1.62)	(.85)	-	(.59)	(.72)
Total distributions	(.46) K	(2.17)	(1.44)	-	(1.14)	(1.17)
Net asset value, end of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Total Return B, C	(8.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%
Ratios to Average Net Assets E, H
Expenses before reductions	.67%	.61%	.60%	.63% A	.62%	.63%
Expenses net of fee waivers, if any	.67%	.61%	.60%	.62% A	.62%	.63%
Expenses net of all reductions	.67%	.60%	.59%	.62% A	.61%	.62%
Net investment income (loss)	3.30%	2.72%	2.91%	3.97% A	2.90%	2.53%
Supplemental Data
Net assets, end of period (in millions)	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558	$ 24,276
Portfolio turnover rate F	116%J	115%	70% J	78% A	44%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Total distributions of $.457 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.46	.14
Net realized and unrealized gain (loss)	(1.99)	(1.16)
Total from investment operations	(1.53)	(1.02)
Distributions from net investment income	(.47)	(.13)
Distributions from net realized gain	(.02)	-
Total distributions	(.48) I	(.13)
Net asset value, end of period	$ 15.06	$ 17.07
Total Return B, C	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.48% A
Expenses net of fee waivers, if any	.50%	.48% A
Expenses net of all reductions	.50%	.48% A
Net investment income (loss)	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,469	$ 9
Portfolio turnover rate F	116%J	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.483 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

J Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Puritan and Class K to eligible shareholders of Puritan. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrued status and related receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is moved from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 1,801,550,465
Unrealized depreciation	(1,037,075,414)
Net unrealized appreciation (depreciation)	$ 764,475,051

Undistributed ordinary income	$ 96,950,440
Capital loss carryforward	$ (859,077,499)

Cost for federal income tax purposes	$ 17,170,843,798

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 20098

Ordinary Income	$ 529,185,341	$ 690,835,372
Long-term Capital Gains	18,394,533	2,042,154,277
Total	$ 547,579,874	$ 2,732,989,649

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

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Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

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5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk, interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap, the buyer of protection

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $56,336,583 representing 0.32% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(54,928,169). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $42,460,892. If a defined credit event had occurred as of

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $13,875,691 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (45,629,688)	$ 40,777,227
Equity Risk
Futures Contracts	(6,994,721)	-
Interest Rate Risk
Futures Contracts	(4,521,135)	-
Swap Agreements	33,374,162	1,328,655
Total Interest Rate Risk	28,853,027	1,328,655
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (23,771,382)	$ 42,105,882

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(11,515,856) for futures contracts, and $(12,255,526) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $42,105,882 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $13,843,330,973 and $13,976,735,530, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 35,356,570.23
Class K	555,969.06
	$ 35,912,539

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $399,767 for the period.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 229,205,663	3,665,748
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 215,906,783	2,995,452
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 80,515,525	1,035,612

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 5,759,631 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $518,408,300 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76,166 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities.

Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $180,172. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,222,258.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Puritan's operating expenses. During the period, this reimbursement reduced the class' expenses by $16,569.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $228,654 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,394. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Puritan	$ 28,241
Class K	158
$ 28,399

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008A
From net investment income
Puritan	$ 501,005,788	$ 690,834,669
Class K	28,179,553	703
Total	$ 529,185,341	$ 690,835,372
From net realized gain
Puritan	$ 18,038,108	$ 2,042,154,277
Class K	356,425	-
Total	$ 18,394,533	$ 2,042,154,277

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008A	2009	2008A
Puritan
Shares sold	105,775,835	100,604,414	$ 1,423,786,432	$ 1,863,774,728
Conversion to Class K	(97,170,460)	(504,580)	(1,269,203,159)	(8,618,229)
Reinvestment of distributions	36,298,310	134,689,399	493,916,223	2,624,144,864
Shares redeemed	(229,812,735)	(232,505,275)	(3,069,986,610)	(4,289,044,484)
Net increase (decrease)	(184,909,050)	2,283,958	$ (2,421,487,114)	$ 190,256,879
Class K
Shares sold	10,142,612	5,496	$ 134,356,499	$ 100,133
Conversion from Puritan	97,170,947	504,580	1,269,203,159	8,618,229
Reinvestment of distributions	2,177,824	42	28,535,978	703
Shares redeemed	(12,458,524)	(1,008)	(164,492,368)	(17,286)
Net increase (decrease)	97,032,859	509,110	$ 1,267,603,268	$ 8,701,779

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-
present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of .82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $246,786,450 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 11%, 32%, 45% and 46% of the dividends distributed in October, December, April and July during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 12%, 34%, 48% and 49% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Puritan (retail class), as well as the fund's relative investment performance for Fidelity Puritan (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Puritan (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Puritan (retail class) of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Puritan (retail class) of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Puritan (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-UANN-1009
1.863164.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$134,000	$-	$5,200	$17,600
Fidelity Puritan Fund	$242,000	$-	$6,200	$15,900

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$148,000	$-	$10,900	$17,400
Fidelity Puritan Fund	$249,000	$-	$12,000	$15,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,915,000	$2,510,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009